UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—August 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Explorer Value™ Fund Investor Shares - VEVFX

Russell 1000 Index Fund ETF Shares - VONE

Russell 1000 Index Fund Institutional Shares - VRNIX

Russell 1000 Value Index Fund ETF Shares - VONV

Russell 1000 Value Index Fund Institutional Shares - VRVIX

Russell 1000 Growth Index Fund ETF Shares - VONG

Russell 1000 Growth Index Fund Institutional Shares - VRGWX

Russell 2000 Index Fund ETF Shares - VTWO

Russell 2000 Index Fund Institutional Shares - VRTIX

Russell 2000 Value Index Fund ETF Shares - VTWV

Russell 2000 Value Index Fund Institutional Shares - VRTVX

Russell 2000 Growth Index Fund ETF Shares - VTWG

Russell 2000 Growth Index Fund Institutional Shares - VRTGX

Russell 3000 Index Fund ETF Shares - VTHR

Russell 3000 Index Fund Institutional Shares - VRTTX

Vanguard Explorer Value™ Fund

Investor Shares (VEVFX)

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Explorer Value™ Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$54	0.49%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Explorer Value Fund outperformed its benchmark index, the Russell 2500 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.

  For the benchmark index, 9 of the 11 industry sectors posted double-digit gains. Utilities and financials were the standout performers, each gaining more than 30%. Only energy finished in negative territory.

  Compared with its benchmark index, the Fund’s security selection in industrials, energy, materials, and financials added the most to results. Holdings in health care detracted the most.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $10,000

	Investor Shares	Russell 2500 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$9,836	$9,847	$10,300
2015	$10,283	$10,187	$10,593
2015	$10,415	$10,268	$10,679
2015	$9,688	$9,523	$10,029
2015	$10,245	$9,895	$10,557
2016	$9,164	$8,958	$9,753
2016	$10,263	$10,122	$10,691
2016	$10,793	$10,741	$11,167
2016	$11,477	$11,493	$11,427
2017	$11,906	$12,108	$12,314
2017	$11,927	$11,740	$12,579
2017	$12,049	$11,935	$12,958
2017	$13,165	$12,994	$13,974
2018	$12,966	$12,562	$14,313
2018	$13,881	$13,366	$14,477
2018	$14,712	$14,015	$15,584
2018	$12,948	$12,854	$14,742
2019	$13,247	$13,108	$15,028
2019	$12,654	$12,377	$14,828
2019	$13,227	$12,618	$15,775
2019	$14,139	$13,714	$17,008
2020	$12,670	$12,300	$16,045
2020	$11,047	$10,932	$16,504
2020	$12,153	$11,992	$19,120
2020	$13,969	$13,853	$20,228
2021	$17,090	$16,492	$21,741
2021	$18,958	$18,420	$23,761
2021	$18,703	$18,288	$25,491
2021	$18,428	$17,997	$25,586
2022	$18,876	$18,264	$24,336
2022	$17,987	$17,718	$22,812
2022	$16,824	$16,763	$21,991
2022	$17,806	$17,496	$22,706
2023	$18,048	$17,588	$22,332
2023	$16,234	$15,993	$23,250
2023	$18,074	$17,726	$25,234
2023	$17,497	$17,273	$25,573
2024	$19,677	$19,294	$28,719
2024	$20,484	$19,771	$29,685
2024	$21,842	$20,941	$31,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	20.84%	10.55%	8.13%
Russell 2500 Value Index	18.14%	10.66%	7.67%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Communication Services	3.8%
Consumer Discretionary	17.2%
Consumer Staples	1.9%
Energy	3.8%
Financials	21.4%
Health Care	6.8%
Industrials	16.0%
Information Technology	9.4%
Materials	5.2%
Other	0.7%
Real Estate	8.2%
Utilities	1.4%
Other Assets and Liabilities—Net	4.2%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$1,123
Number of Portfolio Holdings	178
Portfolio Turnover Rate	65%
Total Investment Advisory Fees (in thousands)	$2,722

How has the Fund changed?

Cardinal Capital Management LLC was removed as an investment advisor to the Fund, and Wellington Management Company LLP was added to manage a portion of the Fund's assets.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1690

Vanguard Russell 1000 Index Fund

ETF Shares (VONE) Nasdaq

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. Technology stocks were a standout, rising more than 38%. Financials, industrials, and consumer discretionary were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,327	$10,328	$10,300
2015	$10,595	$10,600	$10,593
2015	$10,672	$10,680	$10,679
2015	$10,029	$10,040	$10,029
2015	$10,575	$10,589	$10,557
2016	$9,818	$9,836	$9,753
2016	$10,726	$10,763	$10,691
2016	$11,172	$11,214	$11,167
2016	$11,392	$11,437	$11,427
2017	$12,294	$12,347	$12,314
2017	$12,587	$12,644	$12,579
2017	$12,963	$13,025	$12,958
2017	$13,951	$14,023	$13,974
2018	$14,330	$14,408	$14,313
2018	$14,408	$14,490	$14,477
2018	$15,513	$15,607	$15,584
2018	$14,761	$14,854	$14,742
2019	$15,032	$15,128	$15,028
2019	$14,897	$14,992	$14,828
2019	$15,893	$15,996	$15,775
2019	$17,133	$17,246	$17,008
2020	$16,200	$16,311	$16,045
2020	$16,751	$16,872	$16,504
2020	$19,451	$19,595	$19,120
2020	$20,439	$20,593	$20,228
2021	$21,738	$21,904	$21,741
2021	$23,881	$24,070	$23,761
2021	$25,702	$25,914	$25,491
2021	$25,871	$26,085	$25,586
2022	$24,701	$24,908	$24,336
2022	$23,216	$23,418	$22,812
2022	$22,357	$22,555	$21,991
2022	$23,095	$23,305	$22,706
2023	$22,656	$22,865	$22,332
2023	$23,769	$23,991	$23,250
2023	$25,787	$26,029	$25,234
2023	$26,225	$26,467	$25,573
2024	$29,403	$29,681	$28,719
2024	$30,418	$30,711	$29,685
2024	$32,632	$32,952	$31,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	26.54%	15.47%	12.55%
ETF Shares Market Price	26.51%	15.49%	12.55%
Russell 1000 Index	26.60%	15.55%	12.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.6%
Consumer Discretionary	13.6%
Consumer Staples	4.5%
Energy	3.7%
Financials	11.0%
Health Care	11.6%
Industrials	12.5%
Real Estate	2.6%
Technology	34.0%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$7,364
Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$130

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3348

Vanguard Russell 1000 Index Fund

Institutional Shares (VRNIX)

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. Technology stocks were a standout, rising more than 38%. Financials, industrials, and consumer discretionary were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,163,556	$5,164,152	$5,149,970
2015	$5,298,555	$5,300,123	$5,296,387
2015	$5,337,556	$5,340,240	$5,339,270
2015	$5,016,431	$5,019,780	$5,014,635
2015	$5,290,596	$5,294,644	$5,278,715
2016	$4,912,340	$4,917,850	$4,876,502
2016	$5,367,737	$5,381,660	$5,345,687
2016	$5,591,715	$5,606,761	$5,583,250
2016	$5,702,064	$5,718,680	$5,713,465
2017	$6,153,986	$6,173,324	$6,157,003
2017	$6,300,949	$6,322,200	$6,289,526
2017	$6,489,876	$6,512,728	$6,479,153
2017	$6,985,306	$7,011,469	$6,986,758
2018	$7,175,963	$7,204,234	$7,156,448
2018	$7,215,101	$7,244,977	$7,238,490
2018	$7,769,693	$7,803,408	$7,791,807
2018	$7,393,487	$7,426,874	$7,370,849
2019	$7,529,943	$7,563,882	$7,513,886
2019	$7,461,884	$7,496,146	$7,413,868
2019	$7,960,248	$7,997,776	$7,887,636
2019	$8,581,419	$8,622,848	$8,503,993
2020	$8,115,118	$8,155,674	$8,022,485
2020	$8,394,245	$8,435,988	$8,252,119
2020	$9,747,574	$9,797,369	$9,560,204
2020	$10,242,728	$10,296,410	$10,113,778
2021	$10,893,925	$10,951,761	$10,870,677
2021	$11,969,126	$12,034,922	$11,880,373
2021	$12,882,624	$12,957,223	$12,745,499
2021	$12,967,333	$13,042,476	$12,792,805
2022	$12,380,615	$12,454,239	$12,167,896
2022	$11,637,325	$11,709,045	$11,405,976
2022	$11,206,678	$11,277,353	$10,995,291
2022	$11,577,969	$11,652,679	$11,353,208
2023	$11,357,256	$11,432,251	$11,166,029
2023	$11,915,528	$11,995,642	$11,625,045
2023	$12,926,541	$13,014,456	$12,616,765
2023	$13,145,817	$13,233,429	$12,786,375
2024	$14,739,951	$14,840,731	$14,359,475
2024	$15,248,641	$15,355,288	$14,842,617
2024	$16,358,904	$16,475,850	$15,918,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	26.55%	15.50%	12.58%
Russell 1000 Index	26.60%	15.55%	12.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.6%
Consumer Discretionary	13.6%
Consumer Staples	4.5%
Energy	3.7%
Financials	11.0%
Health Care	11.6%
Industrials	12.5%
Real Estate	2.6%
Technology	34.0%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$7,364
Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$130

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1848

Vanguard Russell 1000 Value Index Fund

ETF Shares (VONV) Nasdaq

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Value Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. The financial sector was a standout, rising almost 40%. Industrials, technology, and health care were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,217	$10,219	$10,300
2015	$10,342	$10,348	$10,593
2015	$10,417	$10,426	$10,679
2015	$9,641	$9,652	$10,029
2015	$10,093	$10,105	$10,557
2016	$9,360	$9,375	$9,753
2016	$10,387	$10,420	$10,691
2016	$10,861	$10,899	$11,167
2016	$11,276	$11,320	$11,427
2017	$12,056	$12,105	$12,314
2017	$11,896	$11,948	$12,579
2017	$12,105	$12,161	$12,958
2017	$12,936	$12,998	$13,974
2018	$12,977	$13,044	$14,313
2018	$12,865	$12,933	$14,477
2018	$13,602	$13,677	$15,584
2018	$13,304	$13,383	$14,742
2019	$13,379	$13,456	$15,028
2019	$13,045	$13,120	$14,828
2019	$13,684	$13,762	$15,775
2019	$14,812	$14,899	$17,008
2020	$13,448	$13,529	$16,045
2020	$12,822	$12,905	$16,504
2020	$13,786	$13,877	$19,120
2020	$15,051	$15,156	$20,228
2021	$16,418	$16,535	$21,741
2021	$18,496	$18,633	$23,761
2021	$18,793	$18,935	$25,491
2021	$18,385	$18,527	$25,586
2022	$18,861	$19,014	$24,336
2022	$18,649	$18,807	$22,812
2022	$17,605	$17,756	$21,991
2022	$18,807	$18,976	$22,706
2023	$18,316	$18,480	$22,332
2023	$17,790	$17,952	$23,250
2023	$19,110	$19,282	$25,234
2023	$19,060	$19,233	$25,573
2024	$20,874	$21,069	$28,719
2024	$21,644	$21,849	$29,685
2024	$23,135	$23,360	$31,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.06%	11.07%	8.75%
ETF Shares Market Price	21.03%	11.08%	8.75%
Russell 1000 Value Index	21.15%	11.16%	8.85%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	2.9%
Consumer Discretionary	9.7%
Consumer Staples	6.7%
Energy	7.1%
Financials	19.9%
Health Care	15.2%
Industrials	18.1%
Real Estate	4.8%
Technology	6.9%
Telecommunications	3.6%
Utilities	4.9%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$10,809
Number of Portfolio Holdings	881
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$189

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3349

Vanguard Russell 1000 Value Index Fund

Institutional Shares (VRVIX)

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Value Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. The financial sector was a standout, rising almost 40%. Industrials, technology, and health care were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,108,821	$5,109,389	$5,149,970
2015	$5,172,382	$5,174,051	$5,296,387
2015	$5,210,333	$5,213,240	$5,339,270
2015	$4,822,732	$4,825,931	$5,014,635
2015	$5,049,669	$5,052,639	$5,278,715
2016	$4,683,714	$4,687,326	$4,876,502
2016	$5,198,142	$5,210,223	$5,345,687
2016	$5,435,960	$5,449,564	$5,583,250
2016	$5,644,305	$5,659,834	$5,713,465
2017	$6,034,774	$6,052,563	$6,157,003
2017	$5,955,208	$5,973,803	$6,289,526
2017	$6,060,778	$6,080,490	$6,479,153
2017	$6,477,189	$6,499,136	$6,986,758
2018	$6,498,585	$6,521,897	$7,156,448
2018	$6,442,021	$6,466,481	$7,238,490
2018	$6,811,801	$6,838,675	$7,791,807
2018	$6,663,093	$6,691,401	$7,370,849
2019	$6,701,617	$6,727,982	$7,513,886
2019	$6,533,870	$6,560,141	$7,413,868
2019	$6,853,253	$6,880,875	$7,887,636
2019	$7,418,583	$7,449,380	$8,503,993
2020	$6,735,738	$6,764,294	$8,022,485
2020	$6,425,490	$6,452,604	$8,252,119
2020	$6,909,070	$6,938,697	$9,560,204
2020	$7,544,155	$7,577,767	$10,113,778
2021	$8,229,505	$8,267,385	$10,870,677
2021	$9,271,342	$9,316,476	$11,880,373
2021	$9,420,334	$9,467,498	$12,745,499
2021	$9,216,850	$9,263,583	$12,792,805
2022	$9,455,262	$9,506,973	$12,167,896
2022	$9,350,260	$9,403,290	$11,405,976
2022	$8,826,639	$8,878,130	$10,995,291
2022	$9,431,542	$9,488,145	$11,353,208
2023	$9,183,394	$9,239,827	$11,166,029
2023	$8,920,339	$8,975,786	$11,625,045
2023	$9,581,127	$9,641,123	$12,616,765
2023	$9,555,612	$9,616,721	$12,786,375
2024	$10,466,891	$10,534,721	$14,359,475
2024	$10,852,765	$10,924,576	$14,842,617
2024	$11,601,352	$11,680,180	$15,918,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	21.09%	11.10%	8.78%
Russell 1000 Value Index	21.15%	11.16%	8.85%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	2.9%
Consumer Discretionary	9.7%
Consumer Staples	6.7%
Energy	7.1%
Financials	19.9%
Health Care	15.2%
Industrials	18.1%
Real Estate	4.8%
Technology	6.9%
Telecommunications	3.6%
Utilities	4.9%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$10,809
Number of Portfolio Holdings	881
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$189

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1849

Vanguard Russell 1000 Growth Index Fund

ETF Shares (VONG) Nasdaq

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Growth Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive gains. Technology was a standout, rising more than 40%. Consumer discretionary, health care, and industrials were also strong contributors.

  The benchmark’s 10-year annualized return was roughly half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,433	$10,435	$10,300
2015	$10,839	$10,846	$10,593
2015	$10,918	$10,928	$10,679
2015	$10,411	$10,426	$10,029
2015	$11,055	$11,074	$10,557
2016	$10,278	$10,298	$9,753
2016	$11,079	$11,104	$10,691
2016	$11,497	$11,525	$11,167
2016	$11,510	$11,541	$11,427
2017	$12,542	$12,579	$12,314
2017	$13,310	$13,354	$12,579
2017	$13,873	$13,924	$12,958
2017	$15,039	$15,096	$13,974
2018	$15,798	$15,864	$14,313
2018	$16,090	$16,162	$14,477
2018	$17,631	$17,715	$15,584
2018	$16,313	$16,393	$14,742
2019	$16,828	$16,915	$15,028
2019	$16,942	$17,033	$14,828
2019	$18,372	$18,472	$15,775
2019	$19,727	$19,837	$17,008
2020	$19,355	$19,470	$16,045
2020	$21,371	$21,505	$16,504
2020	$26,489	$26,662	$19,120
2020	$26,878	$27,058	$20,228
2021	$27,894	$28,086	$21,741
2021	$29,878	$30,091	$23,761
2021	$34,013	$34,268	$25,491
2021	$35,100	$35,365	$25,586
2022	$31,374	$31,611	$24,336
2022	$27,992	$28,210	$22,812
2022	$27,514	$27,737	$21,991
2022	$27,487	$27,712	$22,706
2023	$27,170	$27,394	$22,332
2023	$30,644	$30,903	$23,250
2023	$33,531	$33,822	$25,234
2023	$34,673	$34,964	$25,573
2024	$39,635	$39,976	$28,719
2024	$40,924	$41,287	$29,685
2024	$43,827	$44,223	$31,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	30.70%	18.99%	15.92%
ETF Shares Market Price	30.62%	19.01%	15.92%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	0.4%
Consumer Discretionary	17.3%
Consumer Staples	2.5%
Energy	0.5%
Financials	2.8%
Health Care	8.1%
Industrials	7.3%
Real Estate	0.6%
Technology	59.4%
Telecommunications	0.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$29,476
Number of Portfolio Holdings	398
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$476

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3350

Vanguard Russell 1000 Growth Index Fund

Institutional Shares (VRGWX)

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 1000 Growth Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive gains. Technology was a standout, rising more than 40%. Consumer discretionary, health care, and industrials were also strong contributors.

  The benchmark’s 10-year annualized return was roughly half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,216,478	$5,217,573	$5,149,970
2015	$5,420,698	$5,423,038	$5,296,387
2015	$5,460,802	$5,464,056	$5,339,270
2015	$5,207,748	$5,212,791	$5,014,635
2015	$5,530,520	$5,537,084	$5,278,715
2016	$5,142,524	$5,149,045	$4,876,502
2016	$5,544,074	$5,551,874	$5,345,687
2016	$5,753,717	$5,762,327	$5,583,250
2016	$5,760,923	$5,770,476	$5,713,465
2017	$6,278,109	$6,289,598	$6,157,003
2017	$6,662,982	$6,677,075	$6,289,526
2017	$6,945,732	$6,961,810	$6,479,153
2017	$7,530,201	$7,548,134	$6,986,758
2018	$7,911,123	$7,932,078	$7,156,448
2018	$8,057,558	$8,080,828	$7,238,490
2018	$8,830,682	$8,857,322	$7,791,807
2018	$8,170,904	$8,196,461	$7,370,849
2019	$8,429,509	$8,457,301	$7,513,886
2019	$8,487,544	$8,516,688	$7,413,868
2019	$9,202,414	$9,235,827	$7,887,636
2019	$9,881,489	$9,918,712	$8,503,993
2020	$9,695,828	$9,734,977	$8,022,485
2020	$10,707,951	$10,752,528	$8,252,119
2020	$13,273,265	$13,331,042	$9,560,204
2020	$13,468,225	$13,528,962	$10,113,778
2021	$13,978,056	$14,043,220	$10,870,677
2021	$14,973,392	$15,045,367	$11,880,373
2021	$17,045,099	$17,133,751	$12,745,499
2021	$17,591,353	$17,682,550	$12,792,805
2022	$15,722,593	$15,805,618	$12,167,896
2022	$14,028,639	$14,104,811	$11,405,976
2022	$13,791,026	$13,868,703	$10,995,291
2022	$13,777,419	$13,856,113	$11,353,208
2023	$13,617,252	$13,697,166	$11,166,029
2023	$15,358,312	$15,451,375	$11,625,045
2023	$16,806,364	$16,910,960	$12,616,765
2023	$17,379,464	$17,482,007	$12,786,375
2024	$19,867,309	$19,988,111	$14,359,475
2024	$20,514,239	$20,643,259	$14,842,617
2024	$21,969,145	$22,111,579	$15,918,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	30.72%	19.01%	15.95%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	0.4%
Consumer Discretionary	17.3%
Consumer Staples	2.5%
Energy	0.5%
Financials	2.8%
Health Care	8.1%
Industrials	7.3%
Real Estate	0.6%
Technology	59.4%
Telecommunications	0.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$29,476
Number of Portfolio Holdings	398
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$476

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1850

Vanguard Russell 2000 Index Fund

ETF Shares (VTWO) Nasdaq

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, 10 of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Industrials, health care, and technology were also strong contributors. Energy was the lone detractor.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,025	$10,023	$10,300
2015	$10,570	$10,570	$10,593
2015	$10,720	$10,719	$10,679
2015	$10,003	$10,003	$10,029
2015	$10,374	$10,375	$10,557
2016	$8,990	$8,987	$9,753
2016	$10,081	$10,079	$10,691
2016	$10,866	$10,862	$11,167
2016	$11,632	$11,628	$11,427
2017	$12,237	$12,232	$12,314
2017	$12,138	$12,131	$12,579
2017	$12,489	$12,483	$12,958
2017	$13,770	$13,760	$13,974
2018	$13,528	$13,518	$14,313
2018	$14,664	$14,650	$14,477
2018	$15,673	$15,659	$15,584
2018	$13,852	$13,839	$14,742
2019	$14,287	$14,272	$15,028
2019	$13,343	$13,325	$14,828
2019	$13,661	$13,640	$15,775
2019	$14,906	$14,879	$17,008
2020	$13,597	$13,570	$16,045
2020	$12,893	$12,866	$16,504
2020	$14,497	$14,461	$19,120
2020	$16,951	$16,901	$20,228
2021	$20,553	$20,490	$21,741
2021	$21,235	$21,174	$23,761
2021	$21,332	$21,270	$25,491
2021	$20,685	$20,624	$25,586
2022	$19,310	$19,258	$24,336
2022	$17,640	$17,592	$22,812
2022	$17,518	$17,466	$21,991
2022	$17,995	$17,940	$22,706
2023	$18,165	$18,100	$22,332
2023	$16,832	$16,769	$23,250
2023	$18,351	$18,278	$25,234
2023	$17,551	$17,480	$25,573
2024	$19,999	$19,919	$28,719
2024	$20,226	$20,142	$29,685
2024	$21,746	$21,655	$31,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	18.50%	9.74%	8.08%
ETF Shares Market Price	18.41%	9.74%	8.08%
Russell 2000 Index	18.47%	9.68%	8.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	4.1%
Consumer Discretionary	11.7%
Consumer Staples	2.5%
Energy	6.0%
Financials	17.4%
Health Care	17.4%
Industrials	18.4%
Other	0.0%
Real Estate	6.5%
Technology	10.7%
Telecommunications	1.7%
Utilities	3.2%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$10,771
Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$179

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3351

Vanguard Russell 2000 Index Fund

Institutional Shares (VRTIX)

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, 10 of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Industrials, health care, and technology were also strong contributors. Energy was the lone detractor.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,013,107	$5,011,673	$5,149,970
2015	$5,287,044	$5,284,867	$5,296,387
2015	$5,362,662	$5,359,435	$5,339,270
2015	$5,005,452	$5,001,446	$5,014,635
2015	$5,191,849	$5,187,440	$5,278,715
2016	$4,500,055	$4,493,529	$4,876,502
2016	$5,047,357	$5,039,331	$5,345,687
2016	$5,440,463	$5,431,219	$5,583,250
2016	$5,825,268	$5,813,918	$5,713,465
2017	$6,129,157	$6,116,197	$6,157,003
2017	$6,080,924	$6,065,407	$6,289,526
2017	$6,258,110	$6,241,271	$6,479,153
2017	$6,901,268	$6,880,031	$6,986,758
2018	$6,780,987	$6,759,072	$7,156,448
2018	$7,351,115	$7,324,864	$7,238,490
2018	$7,859,060	$7,829,512	$7,791,807
2018	$6,946,799	$6,919,499	$7,370,849
2019	$7,165,467	$7,136,183	$7,513,886
2019	$6,691,817	$6,662,331	$7,413,868
2019	$6,851,032	$6,820,055	$7,887,636
2019	$7,474,424	$7,439,439	$8,503,993
2020	$6,819,364	$6,784,815	$8,022,485
2020	$6,466,799	$6,433,229	$8,252,119
2020	$7,272,156	$7,230,648	$9,560,204
2020	$8,502,845	$8,450,747	$10,113,778
2021	$10,311,216	$10,244,841	$10,870,677
2021	$10,653,769	$10,586,811	$11,880,373
2021	$10,703,652	$10,634,921	$12,745,499
2021	$10,378,720	$10,312,028	$12,792,805
2022	$9,689,279	$9,629,139	$12,167,896
2022	$8,851,346	$8,796,037	$11,405,976
2022	$8,790,345	$8,732,995	$10,995,291
2022	$9,031,566	$8,970,070	$11,353,208
2023	$9,115,507	$9,049,939	$11,166,029
2023	$8,446,791	$8,384,436	$11,625,045
2023	$9,209,112	$9,139,232	$12,616,765
2023	$8,808,139	$8,739,989	$12,786,375
2024	$10,037,812	$9,959,399	$14,359,475
2024	$10,151,600	$10,070,971	$14,842,617
2024	$10,915,364	$10,827,352	$15,918,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	18.53%	9.76%	8.12%
Russell 2000 Index	18.47%	9.68%	8.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	4.1%
Consumer Discretionary	11.7%
Consumer Staples	2.5%
Energy	6.0%
Financials	17.4%
Health Care	17.4%
Industrials	18.4%
Other	0.0%
Real Estate	6.5%
Technology	10.7%
Telecommunications	1.7%
Utilities	3.2%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$10,771
Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$179

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1851

Vanguard Russell 2000 Value Index Fund

ETF Shares (VTWV) Nasdaq

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$16	0.15%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Value Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, nine of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Industrials, real estate, and consumer discretionary were also strong contributors. Energy and technology detracted.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$9,927	$9,930	$10,300
2015	$10,224	$10,231	$10,593
2015	$10,257	$10,266	$10,679
2015	$9,490	$9,505	$10,029
2015	$9,945	$9,965	$10,557
2016	$8,846	$8,866	$9,753
2016	$9,958	$9,984	$10,691
2016	$10,783	$10,817	$11,167
2016	$11,905	$11,943	$11,427
2017	$12,484	$12,526	$12,314
2017	$12,040	$12,081	$12,579
2017	$12,229	$12,273	$12,958
2017	$13,487	$13,540	$13,974
2018	$12,849	$12,897	$14,313
2018	$14,000	$14,056	$14,477
2018	$14,671	$14,733	$15,584
2018	$13,231	$13,292	$14,742
2019	$13,405	$13,468	$15,028
2019	$12,406	$12,465	$14,828
2019	$12,480	$12,539	$15,775
2019	$13,753	$13,819	$17,008
2020	$12,157	$12,216	$16,045
2020	$10,587	$10,634	$16,504
2020	$11,725	$11,769	$19,120
2020	$13,812	$13,867	$20,228
2021	$17,163	$17,233	$21,741
2021	$18,990	$19,076	$23,761
2021	$18,683	$18,771	$25,491
2021	$18,353	$18,444	$25,586
2022	$18,276	$18,376	$24,336
2022	$17,511	$17,613	$22,812
2022	$16,762	$16,860	$21,991
2022	$17,462	$17,569	$22,706
2023	$17,470	$17,568	$22,332
2023	$15,502	$15,589	$23,250
2023	$17,130	$17,226	$25,234
2023	$16,644	$16,737	$25,573
2024	$18,445	$18,553	$28,719
2024	$18,865	$18,980	$29,685
2024	$20,413	$20,542	$31,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.17%	10.34%	7.40%
ETF Shares Market Price	19.23%	10.36%	7.41%
Russell 2000 Value Index	19.25%	10.38%	7.46%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	3.9%
Consumer Discretionary	13.1%
Consumer Staples	2.1%
Energy	7.8%
Financials	27.7%
Health Care	9.2%
Industrials	12.6%
Other	0.0%
Real Estate	11.6%
Technology	4.1%
Telecommunications	2.3%
Utilities	5.5%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$908
Number of Portfolio Holdings	1,453
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$18

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3352

Vanguard Russell 2000 Value Index Fund

Institutional Shares (VRTVX)

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Value Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, nine of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Industrials, real estate, and consumer discretionary were also strong contributors. Energy and technology detracted.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$4,965,059	$4,965,221	$5,149,970
2015	$5,115,546	$5,115,597	$5,296,387
2015	$5,132,895	$5,133,003	$5,339,270
2015	$4,751,515	$4,752,488	$5,014,635
2015	$4,981,173	$4,982,577	$5,278,715
2016	$4,432,200	$4,432,871	$4,876,502
2016	$4,990,506	$4,991,832	$5,345,687
2016	$5,405,385	$5,408,300	$5,583,250
2016	$5,969,690	$5,971,478	$5,713,465
2017	$6,261,798	$6,263,005	$6,157,003
2017	$6,041,229	$6,040,291	$6,289,526
2017	$6,137,842	$6,136,529	$6,479,153
2017	$6,771,677	$6,770,035	$6,986,758
2018	$6,452,159	$6,448,662	$7,156,448
2018	$7,032,351	$7,027,953	$7,238,490
2018	$7,371,417	$7,366,741	$7,791,807
2018	$6,649,406	$6,646,207	$7,370,849
2019	$6,739,142	$6,733,866	$7,513,886
2019	$6,237,252	$6,232,670	$7,413,868
2019	$6,274,605	$6,269,724	$7,887,636
2019	$6,914,699	$6,909,382	$8,503,993
2020	$6,113,779	$6,108,133	$8,022,485
2020	$5,326,152	$5,317,028	$8,252,119
2020	$5,900,208	$5,884,631	$9,560,204
2020	$6,951,395	$6,933,473	$10,113,778
2021	$8,639,703	$8,616,358	$10,870,677
2021	$9,561,322	$9,537,874	$11,880,373
2021	$9,408,403	$9,385,499	$12,745,499
2021	$9,243,574	$9,222,017	$12,792,805
2022	$9,205,709	$9,188,043	$12,167,896
2022	$8,822,573	$8,806,665	$11,405,976
2022	$8,445,861	$8,429,810	$10,995,291
2022	$8,801,751	$8,784,320	$11,353,208
2023	$8,805,411	$8,783,939	$11,166,029
2023	$7,814,839	$7,794,324	$11,625,045
2023	$8,636,424	$8,613,116	$12,616,765
2023	$8,391,960	$8,368,585	$12,786,375
2024	$9,302,886	$9,276,566	$14,359,475
2024	$9,516,559	$9,490,130	$14,842,617
2024	$10,299,561	$10,270,808	$15,918,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	19.26%	10.42%	7.49%
Russell 2000 Value Index	19.25%	10.38%	7.46%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	3.9%
Consumer Discretionary	13.1%
Consumer Staples	2.1%
Energy	7.8%
Financials	27.7%
Health Care	9.2%
Industrials	12.6%
Other	0.0%
Real Estate	11.6%
Technology	4.1%
Telecommunications	2.3%
Utilities	5.5%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$908
Number of Portfolio Holdings	1,453
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$18

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1852

Vanguard Russell 2000 Growth Index Fund

ETF Shares (VTWG) Nasdaq

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$16	0.15%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Growth Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, nine of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Technology, industrials, and health care were also strong contributors. Energy and telecommunications detracted.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,119	$10,116	$10,300
2015	$10,914	$10,911	$10,593
2015	$11,181	$11,176	$10,679
2015	$10,517	$10,511	$10,029
2015	$10,792	$10,787	$10,557
2016	$9,104	$9,095	$9,753
2016	$10,168	$10,156	$10,691
2016	$10,897	$10,884	$11,167
2016	$11,298	$11,281	$11,427
2017	$11,922	$11,906	$12,314
2017	$12,175	$12,157	$12,579
2017	$12,683	$12,668	$12,958
2017	$13,970	$13,954	$13,974
2018	$14,115	$14,101	$14,313
2018	$15,220	$15,206	$14,477
2018	$16,575	$16,559	$15,584
2018	$14,363	$14,346	$14,742
2019	$15,061	$15,046	$15,028
2019	$14,178	$14,159	$14,828
2019	$14,758	$14,734	$15,775
2019	$15,944	$15,914	$17,008
2020	$14,966	$14,937	$16,045
2020	$15,227	$15,196	$16,504
2020	$17,314	$17,280	$19,120
2020	$20,090	$20,043	$20,228
2021	$23,789	$23,731	$21,741
2021	$22,877	$22,815	$23,761
2021	$23,491	$23,433	$25,491
2021	$22,490	$22,438	$25,586
2022	$19,644	$19,602	$24,336
2022	$16,983	$16,949	$22,812
2022	$17,552	$17,514	$21,991
2022	$17,775	$17,736	$22,706
2023	$18,097	$18,050	$22,332
2023	$17,451	$17,404	$23,250
2023	$18,757	$18,701	$25,234
2023	$17,640	$17,588	$25,573
2024	$20,674	$20,611	$28,719
2024	$20,667	$20,603	$29,685
2024	$22,075	$22,006	$31,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	17.69%	8.39%	8.24%
ETF Shares Market Price	17.71%	8.41%	8.25%
Russell 2000 Growth Index	17.67%	8.35%	8.21%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	4.3%
Consumer Discretionary	10.4%
Consumer Staples	2.9%
Energy	4.1%
Financials	7.3%
Health Care	25.6%
Industrials	24.3%
Other	0.0%
Real Estate	1.5%
Technology	17.4%
Telecommunications	1.1%
Utilities	0.9%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$1,252
Number of Portfolio Holdings	1,135
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$22

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3353

Vanguard Russell 2000 Growth Index Fund

Institutional Shares (VRTGX)

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 2000 Growth Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, nine of the 11 represented sectors posted positive returns. The financial sector was a standout, rising more than 33%. Technology, industrials, and health care were also strong contributors. Energy and telecommunications detracted.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,060,969	$5,058,245	$5,149,970
2015	$5,460,143	$5,455,624	$5,296,387
2015	$5,594,900	$5,588,235	$5,339,270
2015	$5,264,495	$5,255,553	$5,014,635
2015	$5,404,005	$5,393,576	$5,278,715
2016	$4,560,166	$4,547,419	$4,876,502
2016	$5,094,669	$5,077,809	$5,345,687
2016	$5,461,582	$5,442,193	$5,583,250
2016	$5,664,422	$5,640,701	$5,713,465
2017	$5,978,509	$5,952,954	$6,157,003
2017	$6,107,510	$6,078,609	$6,289,526
2017	$6,364,181	$6,333,937	$6,479,153
2017	$7,012,860	$6,977,017	$6,986,758
2018	$7,087,190	$7,050,717	$7,156,448
2018	$7,644,513	$7,602,996	$7,238,490
2018	$8,327,461	$8,279,466	$7,791,807
2018	$7,218,024	$7,173,045	$7,370,849
2019	$7,570,792	$7,522,803	$7,513,886
2019	$7,127,888	$7,079,641	$7,413,868
2019	$7,419,262	$7,367,201	$7,887,636
2019	$8,016,765	$7,956,948	$8,503,993
2020	$7,526,442	$7,468,494	$8,022,485
2020	$7,660,087	$7,598,169	$8,252,119
2020	$8,712,029	$8,640,066	$9,560,204
2020	$10,110,259	$10,021,406	$10,113,778
2021	$11,973,847	$11,865,700	$10,870,677
2021	$11,516,584	$11,407,538	$11,880,373
2021	$11,828,450	$11,716,721	$12,745,499
2021	$11,325,946	$11,219,026	$12,792,805
2022	$9,893,801	$9,800,984	$12,167,896
2022	$8,555,282	$8,474,673	$11,405,976
2022	$8,842,928	$8,757,069	$10,995,291
2022	$8,957,955	$8,867,814	$11,353,208
2023	$9,120,832	$9,025,227	$11,166,029
2023	$8,797,060	$8,701,833	$11,625,045
2023	$9,456,588	$9,350,439	$12,616,765
2023	$8,894,720	$8,793,905	$12,786,375
2024	$10,426,510	$10,305,361	$14,359,475
2024	$10,425,380	$10,301,479	$14,842,617
2024	$11,137,750	$11,003,000	$15,918,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	17.78%	8.46%	8.34%
Russell 2000 Growth Index	17.67%	8.35%	8.21%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	4.3%
Consumer Discretionary	10.4%
Consumer Staples	2.9%
Energy	4.1%
Financials	7.3%
Health Care	25.6%
Industrials	24.3%
Other	0.0%
Real Estate	1.5%
Technology	17.4%
Telecommunications	1.1%
Utilities	0.9%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$1,252
Number of Portfolio Holdings	1,135
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$22

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1853

Vanguard Russell 3000 Index Fund

ETF Shares (VTHR) Nasdaq

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 3000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. The technology sector was a standout, rising more than 37%. Financials, industrials, and consumer discretionary were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,303	$10,305	$10,300
2015	$10,591	$10,598	$10,593
2015	$10,673	$10,683	$10,679
2015	$10,021	$10,036	$10,029
2015	$10,553	$10,571	$10,557
2016	$9,751	$9,767	$9,753
2016	$10,672	$10,707	$10,691
2016	$11,143	$11,184	$11,167
2016	$11,404	$11,449	$11,427
2017	$12,283	$12,335	$12,314
2017	$12,544	$12,601	$12,579
2017	$12,917	$12,980	$12,958
2017	$13,924	$13,999	$13,974
2018	$14,254	$14,336	$14,313
2018	$14,414	$14,499	$14,477
2018	$15,510	$15,608	$15,584
2018	$14,675	$14,773	$14,742
2019	$14,957	$15,060	$15,028
2019	$14,759	$14,861	$14,828
2019	$15,704	$15,813	$15,775
2019	$16,940	$17,061	$17,008
2020	$15,981	$16,099	$16,045
2020	$16,437	$16,565	$16,504
2020	$19,050	$19,203	$19,120
2020	$20,142	$20,307	$20,228
2021	$21,604	$21,786	$21,741
2021	$23,630	$23,839	$23,761
2021	$25,319	$25,548	$25,491
2021	$25,418	$25,656	$25,586
2022	$24,231	$24,465	$24,336
2022	$22,736	$22,961	$22,812
2022	$21,936	$22,155	$21,991
2022	$22,653	$22,884	$22,706
2023	$22,260	$22,490	$22,332
2023	$23,183	$23,428	$23,250
2023	$25,157	$25,424	$25,234
2023	$25,501	$25,769	$25,573
2024	$28,614	$28,922	$28,719
2024	$29,564	$29,890	$29,685
2024	$31,714	$32,071	$31,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	26.06%	15.09%	12.23%
ETF Shares Market Price	26.05%	15.11%	12.24%
Russell 3000 Index	26.14%	15.19%	12.36%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.7%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.8%
Financials	11.3%
Health Care	11.8%
Industrials	12.8%
Other	0.0%
Real Estate	2.8%
Technology	32.9%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$3,947
Number of Portfolio Holdings	2,973
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$65

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3354

Vanguard Russell 3000 Index Fund

Institutional Shares (VRTTX)

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Russell 3000 Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, all 11 of the represented sectors posted positive returns. The technology sector was a standout, rising more than 37%. Financials, industrials, and consumer discretionary were also strong contributors.

  The benchmark’s 10-year annualized return was less than half of its one-year gain. As history implies, returns won’t always be as generous as recent results.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $5,000,000

	Institutional Shares	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,152,206	$5,152,384	$5,149,970
2015	$5,297,705	$5,298,950	$5,296,387
2015	$5,339,238	$5,341,681	$5,339,270
2015	$5,014,781	$5,017,776	$5,014,635
2015	$5,281,948	$5,285,479	$5,278,715
2016	$4,881,270	$4,883,306	$4,876,502
2016	$5,343,428	$5,353,610	$5,345,687
2016	$5,580,322	$5,591,751	$5,583,250
2016	$5,712,284	$5,724,584	$5,713,465
2017	$6,153,307	$6,167,285	$6,157,003
2017	$6,285,131	$6,300,725	$6,289,526
2017	$6,473,021	$6,489,938	$6,479,153
2017	$6,979,262	$6,999,571	$6,986,758
2018	$7,145,671	$7,167,855	$7,156,448
2018	$7,226,718	$7,249,705	$7,238,490
2018	$7,777,571	$7,804,041	$7,791,807
2018	$7,360,060	$7,386,410	$7,370,849
2019	$7,503,082	$7,529,779	$7,513,886
2019	$7,403,818	$7,430,673	$7,413,868
2019	$7,876,258	$7,906,269	$7,887,636
2019	$8,496,647	$8,530,604	$8,503,993
2020	$8,016,650	$8,049,518	$8,022,485
2020	$8,247,664	$8,282,491	$8,252,119
2020	$9,560,433	$9,601,491	$9,560,204
2020	$10,108,824	$10,153,435	$10,113,778
2021	$10,842,918	$10,893,196	$10,870,677
2021	$11,861,431	$11,919,467	$11,880,373
2021	$12,709,490	$12,774,113	$12,745,499
2021	$12,759,998	$12,827,776	$12,792,805
2022	$12,164,693	$12,232,373	$12,167,896
2022	$11,414,818	$11,480,364	$11,405,976
2022	$11,013,566	$11,077,461	$10,995,291
2022	$11,374,959	$11,442,044	$11,353,208
2023	$11,176,864	$11,244,862	$11,166,029
2023	$11,641,271	$11,713,950	$11,625,045
2023	$12,632,390	$12,712,200	$12,616,765
2023	$12,804,948	$12,884,731	$12,786,375
2024	$14,369,129	$14,461,125	$14,359,475
2024	$14,847,296	$14,945,015	$14,842,617
2024	$15,927,666	$16,035,726	$15,918,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	26.09%	15.12%	12.28%
Russell 3000 Index	26.14%	15.19%	12.36%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.7%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.8%
Financials	11.3%
Health Care	11.8%
Industrials	12.8%
Other	0.0%
Real Estate	2.8%
Technology	32.9%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$3,947
Number of Portfolio Holdings	2,973
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$65

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1854

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
(a) Audit Fees.	$587,000	$558,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$587,000	$558,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$1,912,843	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,689,348	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2024
Vanguard Explorer Value™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Explorer Value Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.8%)
Communication Services (3.8%)
	Interpublic Group of Cos. Inc.	274,619	8,955
*	Madison Square Garden Entertainment Corp.	169,900	7,173
*	Sphere Entertainment Co.	150,747	7,025
*	Madison Square Garden Sports Corp.	26,488	5,537
*	National CineMedia Inc.	760,794	5,242
*,1	Manchester United plc Class A	293,153	5,051
	Paramount Global Class B	346,382	3,627
			42,610
Consumer Discretionary (17.2%)
*	Adtalem Global Education Inc.	277,269	20,992
	OneSpaWorld Holdings Ltd.	1,076,199	17,079
*	Royal Caribbean Cruises Ltd.	102,983	16,953
*	Mattel Inc.	888,204	16,858
	Kontoor Brands Inc.	155,703	11,654
*	Mohawk Industries Inc.	49,701	7,711
*	LGI Homes Inc.	70,873	7,646
*	Asbury Automotive Group Inc.	31,101	7,640
	Boyd Gaming Corp.	114,522	6,874
	ADT Inc.	921,698	6,719
	Cheesecake Factory Inc.	165,558	6,508
	Gentex Corp.	206,002	6,454
	LCI Industries	49,312	5,811
	Perdoceo Education Corp.	239,761	5,380
	Steven Madden Ltd.	118,731	5,355
*	Leslie's Inc.	1,589,995	4,802
	Monarch Casino & Resort Inc.	62,946	4,779
	Phinia Inc.	99,091	4,752
*	Malibu Boats Inc. Class A	124,303	4,521
	Leggett & Platt Inc.	353,891	4,473
*	Helen of Troy Ltd.	74,318	3,967
	Carter's Inc.	51,751	3,410
	Sturm Ruger & Co. Inc.	68,298	2,877
*	Modine Manufacturing Co.	23,660	2,876
	Cracker Barrel Old Country Store Inc.	61,019	2,415
*	Under Armour Inc. Class A	309,299	2,379
*	Stoneridge Inc.	140,049	2,008
			192,893
Consumer Staples (1.9%)
*	Darling Ingredients Inc.	183,254	7,647
	J M Smucker Co.	46,392	5,320
	Energizer Holdings Inc.	142,519	4,618
	Edgewell Personal Care Co.	95,526	3,842
			21,427
Energy (3.8%)
	Core Laboratories Inc.	403,684	7,896
	Matador Resources Co.	124,895	7,084
	SM Energy Co.	146,702	6,694
*	Tidewater Inc.	69,241	6,142
	Select Water Solutions Inc.	484,719	5,589
	Weatherford International plc	51,545	5,409
	ChampionX Corp.	134,285	4,180
			42,994
Financials (21.4%)
	Popular Inc.	95,976	9,838
	First BanCorp (XNYS)	459,803	9,831
	First American Financial Corp.	143,960	9,185
	Affiliated Managers Group Inc.	52,595	9,143
	Wintrust Financial Corp.	81,602	8,878
1

Explorer Value Fund
		Shares	Market Value• ($000)
	Carlyle Group Inc.	208,768	8,378
	Northern Trust Corp.	90,910	8,292
*	NMI Holdings Inc.	192,062	7,888
	Lazard Inc.	156,496	7,842
	WaFd Inc.	201,443	7,387
	Pinnacle Financial Partners Inc.	72,480	7,217
	Renasant Corp.	201,240	7,043
	WSFS Financial Corp.	122,124	6,685
	Cadence Bank	205,749	6,642
	Webster Financial Corp.	139,470	6,615
	Evercore Inc. Class A	26,602	6,537
	BOK Financial Corp.	61,917	6,498
	Radian Group Inc.	178,144	6,440
	Bread Financial Holdings Inc.	105,756	6,152
	Home BancShares Inc.	220,666	6,143
	Hope Bancorp Inc.	473,421	6,055
	PROG Holdings Inc.	125,486	5,868
*	SiriusPoint Ltd.	374,601	5,615
	Sandy Spring Bancorp Inc.	178,322	5,581
	First Interstate BancSystem Inc. Class A	170,375	5,290
	First Hawaiian Inc.	202,655	4,931
	FNB Corp.	318,931	4,778
	Lancashire Holdings Ltd.	536,543	4,747
	Columbia Banking System Inc.	187,854	4,730
	Pacific Premier Bancorp Inc.	182,105	4,680
	Bank OZK	106,275	4,607
	Navient Corp.	270,535	4,580
	Kemper Corp.	69,980	4,374
	Rithm Capital Corp.	365,089	4,359
	PJT Partners Inc. Class A	34,939	4,315
*	ProAssurance Corp.	284,729	3,815
*	Repay Holdings Corp.	387,169	3,275
	BankUnited Inc.	73,702	2,832
*	Encore Capital Group Inc.	35,036	1,755
	Eastern Bankshares Inc.	78,775	1,337
			240,158
Health Care (6.8%)
*	Halozyme Therapeutics Inc.	184,886	11,805
*	Prestige Consumer Healthcare Inc.	116,007	8,659
*	Envista Holdings Corp.	437,270	7,984
	Labcorp Holdings Inc.	28,543	6,562
*	Charles River Laboratories International Inc.	30,253	5,982
*	Elanco Animal Health Inc. (XNYS)	381,948	5,909
*	Omnicell Inc.	127,020	5,650
*,1	Veradigm Inc.	436,177	4,340
*	Integra LifeSciences Holdings Corp.	207,208	4,215
*	Merit Medical Systems Inc.	42,662	4,125
*	Bio-Rad Laboratories Inc. Class A	10,626	3,584
*	Varex Imaging Corp.	256,274	3,198
*	Pacira BioSciences Inc.	138,027	2,148
*	Acadia Healthcare Co. Inc.	25,889	2,121
			76,282
Industrials (16.0%)
	Kennametal Inc.	512,180	13,250
	FTAI Aviation Ltd.	82,235	10,511
	Brink's Co.	92,777	10,292
*	Generac Holdings Inc.	63,458	9,933
	MDU Resources Group Inc.	379,332	9,745
*	Beacon Roofing Supply Inc.	98,215	8,898
	Masco Corp.	107,505	8,553
*	MRC Global Inc.	645,586	8,496
*	Resideo Technologies Inc.	386,832	7,799
	Interface Inc.	404,972	7,646
	KBR Inc.	106,389	7,379
	Timken Co.	85,204	7,202
	Granite Construction Inc.	88,776	6,672
	Loomis AB	161,685	5,503
*	CoreCivic Inc.	389,751	5,371
	MillerKnoll Inc.	174,384	5,136
2

Explorer Value Fund
		Shares	Market Value• ($000)
*	Middleby Corp.	35,183	4,947
	REV Group Inc.	154,544	4,921
	Air Lease Corp.	103,230	4,776
*	Spirit AeroSystems Holdings Inc. Class A	135,633	4,776
	nVent Electric plc	67,542	4,590
	EnerSys	43,661	4,424
	Applied Industrial Technologies Inc.	20,072	4,117
	Snap-on Inc.	11,290	3,203
	WESCO International Inc.	18,014	2,979
	Simpson Manufacturing Co. Inc.	15,277	2,797
	Greenbrier Cos. Inc.	45,323	2,196
*	Builders FirstSource Inc.	11,615	2,021
*	OPENLANE Inc.	110,344	1,912
			180,045
Information Technology (9.4%)
	Belden Inc.	79,962	8,578
*	Zebra Technologies Corp. Class A	23,495	8,115
*	Insight Enterprises Inc.	37,212	8,078
*	Arrow Electronics Inc.	53,910	7,282
*	Sanmina Corp.	100,366	6,963
*	Keysight Technologies Inc.	45,014	6,937
*	Ultra Clean Holdings Inc.	176,827	6,666
	TD SYNNEX Corp.	53,573	6,505
	MKS Instruments Inc.	52,232	6,228
*	Diodes Inc.	84,328	5,877
*	Xperi Inc.	558,261	4,924
*	NCR Voyix Corp.	362,371	4,888
	InterDigital Inc.	33,477	4,639
	Silicon Motion Technology Corp. ADR	67,733	4,306
	Jabil Inc.	39,338	4,299
	Adeia Inc.	327,825	4,131
*	Ichor Holdings Ltd.	113,913	3,531
*	Cohu Inc.	127,720	3,437
			105,384
Materials (5.2%)
*	ATI Inc.	134,149	8,569
	Silgan Holdings Inc.	151,682	7,928
	Eagle Materials Inc.	30,165	7,775
*	Axalta Coating Systems Ltd.	180,008	6,570
	Pactiv Evergreen Inc.	435,979	5,145
	Graphic Packaging Holding Co.	169,918	5,086
	Mativ Holdings Inc.	255,201	4,839
*	Knife River Corp.	58,040	4,578
	Kaiser Aluminum Corp.	55,660	4,149
	Carpenter Technology Corp.	24,733	3,581
			58,220
Other (0.7%)
[1,2]	Vanguard S&P Small-Cap 600 Value ETF	92,785	8,568
Real Estate (8.2%)
	Independence Realty Trust Inc.	474,529	9,861
	Agree Realty Corp.	128,007	9,346
*	Jones Lang LaSalle Inc.	34,196	8,728
	SITE Centers Corp.	135,016	8,148
	First Industrial Realty Trust Inc.	142,288	8,072
	COPT Defense Properties	246,248	7,336
	STAG Industrial Inc.	172,068	6,982
	LXP Industrial Trust	666,759	6,907
	Piedmont Office Realty Trust Inc. Class A	683,841	6,674
	Essential Properties Realty Trust Inc.	204,629	6,530
	DigitalBridge Group Inc.	373,077	4,660
*	CBRE Group Inc. Class A	37,140	4,276
	Pebblebrook Hotel Trust	316,704	4,212
			91,732
Utilities (1.4%)
	Spire Inc.	72,834	4,805
	UGI Corp.	171,203	4,265
	Portland General Electric Co.	74,360	3,577
3

Explorer Value Fund
		Shares	Market Value• ($000)
	Unitil Corp.	48,290	2,912
			15,559
Total Common Stocks (Cost $876,107)			1,075,872
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[3,4]	Vanguard Market Liquidity Fund, 5.373% (Cost $52,823)	528,320	52,827
Total Investments (100.5%) (Cost $928,930)			1,128,699
Other Assets and Liabilities—Net (-0.5%)			(5,228)
Net Assets (100%)			1,123,471
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,188,000.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,593,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	293	32,568	2,095

See accompanying Notes, which are an integral part of the Financial Statements.
4

Explorer Value Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $867,925)	1,067,304
Affiliated Issuers (Cost $61,005)	61,395
Total Investments in Securities	1,128,699
Investment in Vanguard	32
Cash	215
Cash Collateral Pledged—Futures Contracts	2,110
Receivables for Accrued Income	1,277
Receivables for Capital Shares Issued	250
Variation Margin Receivable—Futures Contracts	185
Total Assets	1,132,768
Liabilities
Payables for Investment Securities Purchased	679
Collateral for Securities on Loan	6,593
Payables to Investment Advisor	827
Payables for Capital Shares Redeemed	1,091
Payables to Vanguard	107
Total Liabilities	9,297
Net Assets	1,123,471
1 Includes $6,188,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	806,690
Total Distributable Earnings (Loss)	316,781
Net Assets	1,123,471

Net Assets
Applicable to 23,053,686 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,123,471
Net Asset Value Per Share	$48.73

See accompanying Notes, which are an integral part of the Financial Statements.
5

Explorer Value Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	13,451
Dividends—Affiliated Issuers	50
Interest—Unaffiliated Issuers	80
Interest—Affiliated Issuers	2,551
Securities Lending—Net	152
Total Income	16,284
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,929
Performance Adjustment	(207)
The Vanguard Group—Note C
Management and Administrative	1,999
Marketing and Distribution	58
Custodian Fees	19
Auditing Fees	43
Shareholders’ Reports	44
Trustees’ Fees and Expenses	1
Other Expenses	18
Total Expenses	4,904
Expenses Paid Indirectly	(3)
Net Expenses	4,901
Net Investment Income	11,383
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	—
Investment Securities Sold—Unaffiliated Issuers	120,607
Investment Securities Sold—Affiliated Issuers	39
Futures Contracts	1,953
Foreign Currencies	(1)
Realized Net Gain (Loss)	122,598
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	56,152
Investment Securities—Affiliated Issuers	382
Futures Contracts	2,190
Foreign Currencies	1
Change in Unrealized Appreciation (Depreciation)	58,725
Net Increase (Decrease) in Net Assets Resulting from Operations	192,706
1	Dividends are net of foreign withholding taxes of $53,000.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Explorer Value Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,383	14,989
Realized Net Gain (Loss)	122,598	11,817
Change in Unrealized Appreciation (Depreciation)	58,725	39,647
Net Increase (Decrease) in Net Assets Resulting from Operations	192,706	66,453
Distributions
Total Distributions	(24,191)	(39,564)
Capital Share Transactions
Issued	154,082	101,865
Issued in Lieu of Cash Distributions	22,597	37,424
Redeemed	(181,121)	(289,315)
Net Increase (Decrease) from Capital Share Transactions	(4,442)	(150,026)
Total Increase (Decrease)	164,073	(123,137)
Net Assets
Beginning of Period	959,398	1,082,535
End of Period	1,123,471	959,398

See accompanying Notes, which are an integral part of the Financial Statements.
7

Explorer Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$41.35	$39.93	$46.26	$30.32	$33.49
Investment Operations
Net Investment Income[1]	.495	.586	.461	.351	.400
Net Realized and Unrealized Gain (Loss) on Investments	7.957	2.308	(4.910)	15.911	(3.032)
Total from Investment Operations	8.452	2.894	(4.449)	16.262	(2.632)
Distributions
Dividends from Net Investment Income	(.743)	(.495)	(.352)	(.322)	(.538)
Distributions from Realized Capital Gains	(.329)	(.979)	(1.529)	—	—
Total Distributions	(1.072)	(1.474)	(1.881)	(.322)	(.538)
Net Asset Value, End of Period	$48.73	$41.35	$39.93	$46.26	$30.32
Total Return[2]	20.84%	7.43%	-10.05%	53.90%	-8.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,123	$959	$1,083	$1,164	$563
Ratio of Total Expenses to Average Net Assets[3]	0.49%[4]	0.49%[5]	0.53%[5]	0.52%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.48%	1.05%	0.85%	1.28%
Portfolio Turnover Rate	65%	23%	31%	41%	42%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.04%), 0.02%, 0.01%, and 0.09%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.49%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.49% and 0.53%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Explorer Value Fund
Notes to Financial Statements
Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
9

Explorer Value Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Frontier Capital Management Co., LLC, Ariel Investments, LLC, and, beginning June 2024, Wellington Management Company llp each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years. The basic fee of Ariel Investments, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Value Index since February 28, 2022. In accordance with the advisory contract entered into with Wellington Management Company llp beginning September 1, 2025, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index since August 31, 2024. Until May 2024, a portion of the fund was managed by Cardinal Capital Management, L.L.C. The basic fee paid to Cardinal Capital Management, L.L.C., was subject to quarterly adjustments based on performance relative to the Russell 3000 Value Custom Index for periods prior to June 23, 2022, and to the Russell 2500 Value Index, beginning June 23, 2022, for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the year ended August 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic  rate of 0.30% of the fund’s average net assets, before a net decrease of $207,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $32,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Explorer Value Fund
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,065,622	10,250	—	1,075,872
Temporary Cash Investments	52,827	—	—	52,827
Total	1,118,449	10,250	—	1,128,699
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,095	—	—	2,095
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	5,540
Total Distributable Earnings (Loss)	(5,540)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	27,422
Undistributed Long-Term Gains	101,639
Net Unrealized Gains (Losses)	187,720
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	316,781
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	16,776	15,414
Long-Term Capital Gains	7,415	24,150
Total	24,191	39,564
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	940,980
Gross Unrealized Appreciation	239,992
Gross Unrealized Depreciation	(52,272)
Net Unrealized Appreciation (Depreciation)	187,720
G.	During the year ended August 31, 2024, the fund purchased $613,355,000 of investment securities and sold $627,591,000 of investment securities, other than temporary cash investments.
11

Explorer Value Fund
H.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2024 Shares (000)	2023 Shares (000)
Issued	3,522	2,542
Issued in Lieu of Cash Distributions	536	950
Redeemed	(4,204)	(7,404)
Net Increase (Decrease) in Shares Outstanding	(146)	(3,912)
I.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Aug. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	51,549	NA1	NA1	7	(4)	2,551	—	52,827
Vanguard S&P Small-Cap 600 Value ETF	—	25,905	17,755	32	386	50	—	8,568
Total	51,549	25,905	17,755	39	382	2,601	—	61,395
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2024, one shareholder was a record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.	Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Explorer Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Explorer Value Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
For corporate shareholders, 28.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $10,367,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $864,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $11,608,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $2,840,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q16900 102024
14

Financial Statements
For the year ended August 31, 2024
Vanguard Russell 1000 Index Funds
Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund

Contents
Russell 1000 Index Fund	1
Russell 1000 Value Index Fund	26
Russell 1000 Growth Index Fund	49
Report of Independent Registered Public Accounting Firm	64
Tax information	65

Russell 1000 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.6%)
	Linde plc	68,047	32,543
	Freeport-McMoRan Inc.	202,209	8,954
	Ecolab Inc.	35,329	8,945
	Air Products and Chemicals Inc.	31,379	8,750
	Newmont Corp. (XNYS)	163,056	8,706
	Fastenal Co.	80,803	5,517
	Nucor Corp.	33,821	5,138
	International Flavors & Fragrances Inc.	36,296	3,774
	LyondellBasell Industries NV Class A	36,636	3,616
	Steel Dynamics Inc.	21,127	2,525
	Avery Dennison Corp.	11,371	2,523
	International Paper Co.	48,951	2,370
	Reliance Inc.	8,077	2,315
	CF Industries Holdings Inc.	26,574	2,208
	Celanese Corp.	15,785	2,061
	Eastman Chemical Co.	16,575	1,697
	Albemarle Corp.	16,520	1,491
	Royal Gold Inc.	9,264	1,298
	Mosaic Co.	45,406	1,297
	Southern Copper Corp.	12,289	1,250
*	RBC Bearings Inc.	4,069	1,212
	United States Steel Corp.	31,716	1,202
	Alcoa Corp.	35,563	1,142
	FMC Corp.	17,636	1,139
*	Cleveland-Cliffs Inc.	66,511	869
	Element Solutions Inc.	31,967	855
	Timken Co.	9,176	776
*	Valvoline Inc.	18,090	763
	Hexcel Corp.	11,732	742
	Olin Corp.	16,998	742
	Westlake Corp.	4,853	706
	Ashland Inc.	7,046	631
	NewMarket Corp.	968	555
	Huntsman Corp.	23,249	513
	Chemours Co.	21,567	419
	Scotts Miracle-Gro Co.	5,770	410
*	MP Materials Corp.	18,661	241
			119,895
Consumer Discretionary (13.6%)
*	Amazon.com Inc.	1,314,577	234,652
*	Tesla Inc.	393,284	84,206
	Costco Wholesale Corp.	62,748	55,995
	Home Depot Inc.	140,361	51,723
	Walmart Inc.	614,576	47,464
*	Netflix Inc.	60,544	42,463
	McDonald's Corp.	101,976	29,436
	Walt Disney Co.	259,894	23,489
*	Uber Technologies Inc.	284,190	20,783
	Lowe's Cos. Inc.	80,978	20,123
	Booking Holdings Inc.	4,820	18,843
	TJX Cos. Inc.	160,341	18,803
	Starbucks Corp.	160,213	15,151
	NIKE Inc. Class B	169,925	14,158
*	Chipotle Mexican Grill Inc.	193,125	10,830
	Target Corp.	65,359	10,040
*	O'Reilly Automotive Inc.	8,279	9,355
	General Motors Co.	160,266	7,978
	DR Horton Inc.	41,903	7,910
	Marriott International Inc. Class A	33,191	7,790
1

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	AutoZone Inc.	2,441	7,766
	Hilton Worldwide Holdings Inc.	34,710	7,624
*	Airbnb Inc. Class A	61,763	7,245
*	Spotify Technology SA	20,505	7,031
	Ross Stores Inc.	46,459	6,997
*	Copart Inc.	123,175	6,523
*	Trade Desk Inc. Class A	62,360	6,519
	Lennar Corp. Class A	35,261	6,420
	Ford Motor Co.	554,326	6,203
	Electronic Arts Inc.	37,761	5,733
*	Royal Caribbean Cruises Ltd.	33,466	5,509
	Yum! Brands Inc.	39,934	5,388
*	Lululemon Athletica Inc.	17,127	4,444
	eBay Inc.	71,856	4,247
	Tractor Supply Co.	15,190	4,064
	Garmin Ltd.	21,974	4,028
	PulteGroup Inc.	29,736	3,915
	Delta Air Lines Inc.	91,389	3,883
*	NVR Inc.	423	3,880
*	Take-Two Interactive Software Inc.	23,833	3,854
*	Coupang Inc.	164,409	3,642
*	Deckers Outdoor Corp.	3,627	3,479
*	Roblox Corp. Class A	72,556	3,192
	Best Buy Co. Inc.	30,593	3,072
	Estee Lauder Cos. Inc. Class A	32,675	2,995
	Genuine Parts Co.	19,759	2,831
	Omnicom Group Inc.	27,506	2,762
*	Aptiv plc	38,516	2,755
*	Warner Bros Discovery Inc.	344,702	2,702
	Darden Restaurants Inc.	16,835	2,662
	Dollar General Corp.	31,128	2,583
*	Expedia Group Inc.	17,941	2,495
*	Dollar Tree Inc.	29,118	2,460
	Southwest Airlines Co.	84,431	2,442
	Williams-Sonoma Inc.	18,062	2,426
*	Burlington Stores Inc.	8,998	2,414
*	Ulta Beauty Inc.	6,788	2,395
*	Carnival Corp.	141,394	2,333
*	Liberty Media Corp.-Liberty Formula One Class C	29,854	2,330
*	Carvana Co.	14,954	2,252
	RB Global Inc. (XTSE)	25,674	2,211
*	DraftKings Inc. Class A	63,080	2,176
*	Live Nation Entertainment Inc.	22,190	2,167
	Toll Brothers Inc.	14,731	2,122
	Domino's Pizza Inc.	4,940	2,046
*	United Airlines Holdings Inc.	46,245	2,037
	Rollins Inc.	39,664	1,990
	Las Vegas Sands Corp.	50,812	1,981
	Dick's Sporting Goods Inc.	8,059	1,910
*	CarMax Inc.	22,328	1,888
	Pool Corp.	5,284	1,858
	Interpublic Group of Cos. Inc.	53,574	1,747
*	Floor & Decor Holdings Inc. Class A	14,907	1,676
*	Rivian Automotive Inc. Class A	116,848	1,651
	Wingstop Inc.	4,185	1,616
	Texas Roadhouse Inc.	9,474	1,599
	News Corp. Class A	56,252	1,594
	LKQ Corp.	37,762	1,571
	Service Corp. International	19,987	1,564
*	BJ's Wholesale Club Holdings Inc.	18,480	1,478
*	Light & Wonder Inc.	12,801	1,406
	Murphy USA Inc.	2,680	1,393
	Fox Corp. Class A	33,504	1,386
	Churchill Downs Inc.	9,882	1,373
	Hasbro Inc.	19,756	1,347
	Aramark	36,742	1,346
	TKO Group Holdings Inc.	11,203	1,325
*	Skechers USA Inc. Class A	19,314	1,323
	Tapestry Inc.	32,226	1,320
*	MGM Resorts International	34,612	1,301
2

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	H&R Block Inc.	19,702	1,247
*	Crocs Inc.	8,451	1,235
	Tempur Sealy International Inc.	23,517	1,233
	New York Times Co. Class A	22,414	1,231
*	Cava Group Inc.	10,711	1,221
*	Caesars Entertainment Inc.	30,522	1,149
*	Bright Horizons Family Solutions Inc.	8,087	1,138
	Lithia Motors Inc.	3,781	1,138
*	e.l.f. Beauty Inc.	7,494	1,123
	Wynn Resorts Ltd.	14,487	1,114
	BorgWarner Inc. (XNYS)	32,659	1,113
*	Duolingo Inc.	5,195	1,104
*	Norwegian Cruise Line Holdings Ltd.	61,331	1,097
	Gentex Corp.	32,053	1,004
*	Planet Fitness Inc. Class A	12,363	1,004
*	American Airlines Group Inc.	94,046	999
	Bath & Body Works Inc.	32,125	988
	U-Haul Holding Co.	14,355	981
	Vail Resorts Inc.	5,260	956
	Hyatt Hotels Corp. Class A	6,167	937
	Lear Corp.	8,015	935
	Ralph Lauren Corp.	5,387	923
*	Mattel Inc.	48,270	916
*	SiteOne Landscape Supply Inc.	6,414	910
*	Etsy Inc.	16,380	902
	SharkNinja Inc.	9,399	901
	VF Corp.	48,656	886
*	GameStop Corp. Class A	37,624	881
	Wyndham Hotels & Resorts Inc.	11,132	876
	Paramount Global Class B	80,487	843
	PVH Corp.	8,113	801
*	Ollie's Bargain Outlet Holdings Inc.	8,649	775
	Thor Industries Inc.	7,086	760
	Whirlpool Corp.	7,467	749
	Nexstar Media Group Inc.	4,341	742
	Fox Corp. Class B	18,460	709
*	Alaska Air Group Inc.	18,121	654
*	AutoNation Inc.	3,663	652
	Harley-Davidson Inc.	16,892	632
	Polaris Inc.	7,408	627
	Gap Inc.	27,878	625
	Macy's Inc.	39,433	614
*	Lyft Inc. Class A	51,645	603
*	Five Below Inc.	7,852	592
*	Grand Canyon Education Inc.	4,061	589
	Boyd Gaming Corp.	9,749	585
*	Capri Holdings Ltd.	16,211	579
*	Wayfair Inc. Class A	13,106	558
*	Madison Square Garden Sports Corp.	2,648	554
*	Liberty Media Corp.-Liberty SiriusXM	22,779	543
*	RH	2,100	533
[1]	Choice Hotels International Inc.	4,032	514
*,1	Lucid Group Inc.	126,489	509
*	Coty Inc. Class A	53,440	501
*	YETI Holdings Inc.	12,307	496
	Penske Automotive Group Inc.	2,625	447
	Travel & Leisure Co.	9,951	440
	Wendy's Co.	24,906	421
	Newell Brands Inc.	59,052	419
	News Corp. Class B	13,849	408
*	Dutch Bros Inc. Class A	12,993	403
*	Penn Entertainment Inc.	21,297	397
	Advance Auto Parts Inc.	8,372	379
	Columbia Sportswear Co.	4,618	373
	Marriott Vacations Worldwide Corp.	4,839	358
*	Liberty Media Corp.-Liberty SiriusXM Class A	15,033	358
	Carter's Inc.	5,166	340
	Nordstrom Inc.	14,207	317
	Kohl's Corp.	15,636	303
*	QuantumScape Corp.	48,699	283
3

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Birkenstock Holding plc	5,571	278
*	Under Armour Inc. Class A	33,685	259
*	Liberty Media Corp.-Liberty Live Class C	6,092	246
	Leggett & Platt Inc.	18,677	236
*	Amer Sports Inc.	17,151	234
*	TripAdvisor Inc.	15,304	222
	Avis Budget Group Inc.	2,553	209
*	Under Armour Inc. Class C	21,404	160
*	Liberty Media Corp.-Liberty Formula One Class A	2,198	155
	Dillard's Inc. Class A	442	150
*	Liberty Media Corp.-Liberty Live Class A	2,671	106
[1]	Sirius XM Holdings Inc.	26,570	87
*	U-Haul Holding Co. (XNYS)	1,129	80
	Playtika Holding Corp.	10,074	76
[1]	Paramount Global Class A	2,317	51
	Lennar Corp. Class B	298	50
*	AMC Entertainment Holdings Inc. Class A	853	4
			1,001,819
Consumer Staples (4.5%)
	Procter & Gamble Co.	334,221	57,332
	Coca-Cola Co.	549,923	39,853
	PepsiCo Inc.	194,604	33,643
	Philip Morris International Inc.	219,971	27,120
	Mondelez International Inc. Class A	189,492	13,607
	Altria Group Inc.	243,144	13,074
	Colgate-Palmolive Co.	115,078	12,256
	McKesson Corp.	18,615	10,445
	CVS Health Corp.	178,369	10,210
	Kimberly-Clark Corp.	47,518	6,874
	Kenvue Inc.	269,937	5,925
	General Mills Inc.	79,736	5,764
	Cencora Inc.	23,728	5,685
	Corteva Inc.	98,646	5,652
	Sysco Corp.	70,267	5,479
	Keurig Dr Pepper Inc.	149,596	5,477
	Constellation Brands Inc. Class A	22,481	5,411
*	Monster Beverage Corp.	106,725	5,030
	Kroger Co.	93,562	4,978
	Kraft Heinz Co.	125,343	4,441
	Archer-Daniels-Midland Co.	70,034	4,271
	Hershey Co.	20,965	4,048
	Church & Dwight Co. Inc.	34,600	3,525
	Kellanova	37,296	3,006
	McCormick & Co. Inc.	35,881	2,872
	Clorox Co.	17,435	2,760
	Tyson Foods Inc. Class A	40,087	2,578
	Conagra Brands Inc.	67,141	2,095
	Bunge Global SA	20,014	2,029
*	US Foods Holding Corp.	32,471	1,923
	Casey's General Stores Inc.	5,189	1,880
	J M Smucker Co.	14,480	1,661
*	Performance Food Group Co.	21,698	1,620
	Campbell Soup Co.	27,378	1,361
	Molson Coors Beverage Co. Class B	24,645	1,330
	Hormel Foods Corp.	40,777	1,327
	Lamb Weston Holdings Inc.	20,283	1,256
	Ingredion Inc.	9,252	1,243
	Albertsons Cos. Inc. Class A	58,261	1,143
	Brown-Forman Corp. Class B	24,499	1,117
	Coca-Cola Consolidated Inc.	820	1,101
*	BellRing Brands Inc.	18,461	1,033
*	Celsius Holdings Inc.	24,990	950
	Walgreens Boots Alliance Inc.	101,369	938
*	Darling Ingredients Inc.	22,169	925
*	Freshpet Inc.	6,605	898
*	Post Holdings Inc.	7,034	814
	Flowers Foods Inc.	26,080	606
	Spectrum Brands Holdings Inc.	4,086	385
*	Boston Beer Co. Inc. Class A	1,280	348
4

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Brown-Forman Corp. Class A	6,893	315
*	Pilgrim's Pride Corp.	5,622	262
*	Grocery Outlet Holding Corp.	13,763	261
	Reynolds Consumer Products Inc.	7,685	242
	Seaboard Corp.	40	124
			330,503
Energy (3.7%)
	Exxon Mobil Corp.	635,143	74,909
	Chevron Corp.	243,844	36,077
	ConocoPhillips	165,743	18,860
	EOG Resources Inc.	81,347	10,479
	Schlumberger NV	201,920	8,882
	Marathon Petroleum Corp.	49,776	8,816
	Phillips 66	59,884	8,402
	Williams Cos. Inc.	171,960	7,871
	ONEOK Inc.	82,487	7,618
	Valero Energy Corp.	46,059	6,758
	Cheniere Energy Inc.	32,413	6,005
	Kinder Morgan Inc.	273,514	5,900
	Hess Corp.	39,627	5,471
	Occidental Petroleum Corp.	94,326	5,375
	Baker Hughes Co.	140,766	4,951
	Diamondback Energy Inc.	25,048	4,887
	Targa Resources Corp.	31,190	4,582
	Devon Energy Corp.	89,326	4,000
	Halliburton Co.	125,227	3,893
*	First Solar Inc.	15,138	3,442
	EQT Corp.	83,762	2,807
	Coterra Energy Inc.	105,326	2,562
	Marathon Oil Corp.	81,083	2,323
	Texas Pacific Land Corp.	2,656	2,308
*	Enphase Energy Inc.	18,707	2,264
	TechnipFMC plc	60,950	1,636
	Ovintiv Inc. (XNYS)	38,051	1,630
	APA Corp.	51,324	1,462
	Chesapeake Energy Corp.	18,630	1,388
	Chord Energy Corp.	8,755	1,299
	Permian resources Corp.	89,051	1,268
	HF Sinclair Corp.	23,211	1,141
*	Antero Resources Corp.	41,172	1,111
	DTE Midstream LLC	13,801	1,085
	Weatherford International plc	10,235	1,074
	Range Resources Corp.	33,924	1,014
*	Southwestern Energy Co.	156,387	998
	NOV Inc.	55,309	983
	Matador Resources Co.	16,672	946
	Civitas Resources Inc.	14,176	869
	Antero Midstream Corp.	47,218	702
	Viper Energy Inc.	12,958	617
[1]	New Fortress Energy Inc.	9,133	112
			268,777
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	259,044	123,284
	JPMorgan Chase & Co.	405,689	91,199
	Bank of America Corp.	960,799	39,153
	Wells Fargo & Co.	496,028	29,003
	Goldman Sachs Group Inc.	44,593	22,754
	S&P Global Inc.	44,294	22,733
	Progressive Corp.	82,725	20,863
	BlackRock Inc.	20,882	18,832
	Morgan Stanley	164,196	17,012
	Citigroup Inc.	271,212	16,989
	Chubb Ltd.	57,251	16,270
	Marsh & McLennan Cos. Inc.	69,863	15,895
	Blackstone Inc.	100,840	14,356
	Charles Schwab Corp.	210,931	13,732
	Intercontinental Exchange Inc.	80,440	12,995
	KKR & Co. Inc.	95,182	11,781
	CME Group Inc.	50,850	10,970
5

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Moody's Corp.	22,353	10,902
	US Bancorp	220,537	10,416
	PNC Financial Services Group Inc.	56,184	10,399
	Aon plc Class A (XNYS)	27,762	9,542
	Aflac Inc.	80,901	8,928
	Arthur J Gallagher & Co.	30,485	8,919
	Apollo Global Management Inc.	73,725	8,532
	Truist Financial Corp.	188,465	8,379
	Travelers Cos. Inc.	32,281	7,362
	American International Group Inc.	95,112	7,328
	Bank of New York Mellon Corp.	105,797	7,218
	Allstate Corp.	37,231	7,034
*	NU Holdings Ltd. Class A	448,571	6,715
	MetLife Inc.	84,193	6,523
	Ameriprise Financial Inc.	14,147	6,358
	MSCI Inc.	10,851	6,300
	Prudential Financial Inc.	50,730	6,146
*	Arch Capital Group Ltd.	50,945	5,761
*	Coinbase Global Inc. Class A	27,847	5,106
	Discover Financial Services	35,437	4,915
	Hartford Financial Services Group Inc.	41,858	4,860
	Willis Towers Watson plc	14,511	4,239
	Nasdaq Inc.	58,474	4,215
	Fifth Third Bancorp	97,037	4,143
	M&T Bank Corp.	23,421	4,031
	State Street Corp.	42,742	3,723
	Ares Management Corp. Class A	25,319	3,707
	Brown & Brown Inc.	33,872	3,561
	Broadridge Financial Solutions Inc.	16,615	3,537
	First Citizens BancShares Inc. Class A	1,692	3,436
	T Rowe Price Group Inc.	31,134	3,301
	Raymond James Financial Inc.	26,784	3,203
	Cboe Global Markets Inc.	14,951	3,071
	Huntington Bancshares Inc.	204,932	3,068
	Regions Financial Corp.	130,141	3,048
	Cincinnati Financial Corp.	21,629	2,964
*	Markel Group Inc.	1,816	2,907
	Citizens Financial Group Inc.	64,869	2,793
	Principal Financial Group Inc.	33,139	2,698
	W R Berkley Corp.	44,132	2,635
	Northern Trust Corp.	28,598	2,608
	Everest Group Ltd.	6,054	2,375
	LPL Financial Holdings Inc.	10,576	2,373
	FactSet Research Systems Inc.	5,394	2,281
	KeyCorp	131,386	2,241
	Fidelity National Financial Inc.	36,561	2,156
	Loews Corp.	25,769	2,112
	Reinsurance Group of America Inc.	9,311	2,056
	Equitable Holdings Inc.	46,373	1,972
	Tradeweb Markets Inc. Class A	16,292	1,926
*	Robinhood Markets Inc. Class A	94,276	1,897
	Interactive Brokers Group Inc. Class A	14,669	1,891
	RenaissanceRe Holdings Ltd.	7,333	1,868
	Ally Financial Inc.	39,085	1,688
	East West Bancorp Inc.	19,450	1,635
	Kinsale Capital Group Inc.	3,116	1,530
	Jefferies Financial Group Inc.	25,388	1,522
	Unum Group	26,815	1,488
	Assurant Inc.	7,398	1,453
	Annaly Capital Management Inc.	71,479	1,441
	Globe Life Inc.	13,184	1,385
	American Financial Group Inc.	10,194	1,362
	First Horizon Corp.	77,473	1,285
	Old Republic International Corp.	35,553	1,275
	Primerica Inc.	4,803	1,264
	Carlyle Group Inc.	31,306	1,256
	Blue Owl Capital Inc.	71,204	1,256
	Evercore Inc. Class A	5,107	1,255
	Stifel Financial Corp.	14,204	1,252
	MarketAxess Holdings Inc.	5,161	1,251
6

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Western Alliance Bancorp	15,183	1,240
	Morningstar Inc.	3,817	1,198
*	SoFi Technologies Inc.	146,323	1,169
	Houlihan Lokey Inc.	7,275	1,139
	Webster Financial Corp.	23,872	1,132
	Pinnacle Financial Partners Inc.	10,780	1,073
	XP Inc. Class A	57,927	1,066
	Commerce Bancshares Inc.	16,569	1,060
	Comerica Inc.	18,424	1,052
	Corebridge Financial Inc.	35,370	1,046
	Popular Inc.	10,123	1,038
	Voya Financial Inc.	14,386	1,019
	AGNC Investment Corp.	99,088	1,012
	Wintrust Financial Corp.	9,210	1,002
	Zions Bancorp NA	20,175	1,000
	SEI Investments Co.	14,464	978
	MGIC Investment Corp.	37,831	962
	Synovus Financial Corp.	20,631	952
	Ryan Specialty Holdings Inc.	14,532	939
	Cullen/Frost Bankers Inc.	8,279	929
	Prosperity Bancshares Inc.	12,446	916
	First American Financial Corp.	14,274	911
	RLI Corp.	5,817	896
	Invesco Ltd.	51,897	887
	Starwood Property Trust Inc.	41,902	873
	Axis Capital Holdings Ltd.	10,853	867
	Franklin Resources Inc.	40,436	818
	Rithm Capital Corp.	68,521	818
	OneMain Holdings Inc.	16,004	791
	Affiliated Managers Group Inc.	4,529	787
	Lincoln National Corp.	24,159	776
	FNB Corp.	51,484	771
	Lazard Inc.	15,209	762
	Hanover Insurance Group Inc.	5,122	753
	Columbia Banking System Inc.	28,692	722
	SLM Corp.	31,251	689
	Janus Henderson Group plc	18,330	689
	Bank OZK	15,225	660
	White Mountains Insurance Group Ltd.	355	655
	Assured Guaranty Ltd.	7,524	603
	TPG Inc.	11,907	601
	Kemper Corp.	8,796	550
	First Hawaiian Inc.	17,919	436
*	Credit Acceptance Corp.	889	415
*	Brighthouse Financial Inc.	8,790	403
*	Rocket Cos. Inc. Class A	19,589	385
	Virtu Financial Inc. Class A	11,389	350
	BOK Financial Corp.	3,043	319
	CNA Financial Corp.	3,146	163
	UWM Holdings Corp.	14,819	139
	TFS Financial Corp.	6,999	95
			811,604
Health Care (11.6%)
	Eli Lilly & Co.	120,373	115,561
	UnitedHealth Group Inc.	130,140	76,809
	Johnson & Johnson	341,399	56,624
	AbbVie Inc.	250,681	49,211
	Merck & Co. Inc.	358,832	42,504
	Thermo Fisher Scientific Inc.	54,039	33,238
	Abbott Laboratories	244,806	27,729
	Amgen Inc.	75,861	25,325
	Danaher Corp.	93,659	25,223
*	Intuitive Surgical Inc.	49,984	24,624
	Pfizer Inc.	801,951	23,265
	Stryker Corp.	51,223	18,462
	Elevance Health Inc.	32,901	18,322
*	Vertex Pharmaceuticals Inc.	36,571	18,135
*	Regeneron Pharmaceuticals Inc.	14,780	17,510
*	Boston Scientific Corp.	207,935	17,007
7

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Medtronic plc	188,126	16,664
	Bristol-Myers Squibb Co.	286,737	14,323
	Cigna Group	39,448	14,273
	Gilead Sciences Inc.	176,450	13,940
	Zoetis Inc.	64,651	11,863
	HCA Healthcare Inc.	27,335	10,813
	Becton Dickinson & Co.	40,892	9,913
*	IQVIA Holdings Inc.	25,439	6,399
	Humana Inc.	17,021	6,033
*	Centene Corp.	75,305	5,936
	Agilent Technologies Inc.	41,318	5,905
*	Edwards Lifesciences Corp.	84,322	5,899
*	IDEXX Laboratories Inc.	11,632	5,599
	GE Healthcare Inc.	60,119	5,099
	ResMed Inc.	20,532	5,031
*	Alnylam Pharmaceuticals Inc.	17,824	4,682
*	Veeva Systems Inc. Class A	20,767	4,495
*	Biogen Inc.	20,683	4,235
	Cardinal Health Inc.	34,587	3,899
*	DexCom Inc.	56,158	3,894
*	Moderna Inc.	45,882	3,551
	STERIS plc	13,969	3,368
	Zimmer Biomet Holdings Inc.	29,033	3,352
	West Pharmaceutical Services Inc.	10,302	3,231
*	Illumina Inc.	22,419	2,946
*	Cooper Cos. Inc.	27,571	2,915
*	Molina Healthcare Inc.	8,214	2,873
	Baxter International Inc.	72,101	2,736
	Labcorp Holdings Inc.	11,850	2,724
*	Hologic Inc.	32,687	2,656
*	Align Technology Inc.	10,642	2,525
*	Avantor Inc.	96,090	2,483
	Quest Diagnostics Inc.	15,721	2,468
*	BioMarin Pharmaceutical Inc.	26,900	2,454
*	Tenet Healthcare Corp.	13,760	2,282
*	United Therapeutics Corp.	6,209	2,257
	Revvity Inc.	17,450	2,138
	Viatris Inc.	168,414	2,034
*	Insulet Corp.	9,947	2,017
	Universal Health Services Inc. Class B	8,218	1,956
*	Natera Inc.	16,067	1,900
*	Neurocrine Biosciences Inc.	14,170	1,800
*	Sarepta Therapeutics Inc.	12,880	1,749
*	Incyte Corp.	26,184	1,719
	Bio-Techne Corp.	22,035	1,630
	Teleflex Inc.	6,590	1,616
	Royalty Pharma plc Class A	55,526	1,612
*	Exact Sciences Corp.	25,600	1,579
*	Catalent Inc.	25,449	1,551
*	Charles River Laboratories International Inc.	7,259	1,435
*	Qiagen NV	31,404	1,435
	Encompass Health Corp.	13,944	1,298
*	Medpace Holdings Inc.	3,606	1,281
*	Henry Schein Inc.	18,135	1,279
	Chemed Corp.	2,123	1,244
*	Solventum Corp.	19,354	1,241
*	Repligen Corp.	7,938	1,198
*	Globus Medical Inc. Class A	15,892	1,155
*	Elanco Animal Health Inc. (XNYS)	70,409	1,089
*	DaVita Inc.	7,164	1,081
*	Intra-Cellular Therapies Inc.	14,592	1,069
*	Acadia Healthcare Co. Inc.	13,001	1,065
*	Exelixis Inc.	40,680	1,059
*	Penumbra Inc.	5,230	1,058
	Bruker Corp.	14,868	999
*	Jazz Pharmaceuticals plc	8,603	998
*	Ionis Pharmaceuticals Inc.	20,694	987
*	Viking Therapeutics Inc.	14,919	957
*	Bio-Rad Laboratories Inc. Class A	2,744	926
	Organon & Co.	37,061	828
8

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Inspire Medical Systems Inc.	4,188	753
	Dentsply Sirona Inc.	29,403	744
*	Masimo Corp.	6,125	720
*	Ultragenyx Pharmaceutical Inc.	12,054	684
*	Doximity Inc. Class A	17,008	626
*	Roivant Sciences Ltd.	50,641	619
	Perrigo Co. plc	19,577	570
*	Apellis Pharmaceuticals Inc.	14,458	562
*	Amedisys Inc.	4,516	443
*	Envista Holdings Corp.	23,711	433
*	Azenta Inc.	7,781	385
*	10X Genomics Inc. Class A	14,813	346
*	Enovis Corp.	7,433	346
	Premier Inc. Class A	16,572	338
*	QuidelOrtho Corp.	7,554	319
*	R1 RCM Inc.	21,567	304
*	Fortrea Holdings Inc.	12,844	296
*	Sotera Health Co.	17,839	275
*	Certara Inc.	17,061	209
*	GRAIL Inc.	3,794	54
			849,274
Industrials (12.5%)
	Visa Inc. Class A	222,999	61,630
	Mastercard Inc. Class A	116,979	56,541
	Accenture plc Class A	88,771	30,355
	General Electric Co.	153,974	26,887
	Caterpillar Inc.	69,211	24,646
	RTX Corp.	188,184	23,211
	Union Pacific Corp.	86,421	22,132
	American Express Co.	80,246	20,756
	Honeywell International Inc.	92,222	19,174
	Eaton Corp. plc	56,475	17,334
	Lockheed Martin Corp.	30,242	17,181
	Automatic Data Processing Inc.	58,262	16,075
*	Fiserv Inc.	82,337	14,376
*	Boeing Co.	82,188	14,279
	Deere & Co.	36,061	13,910
	United Parcel Service Inc. Class B (XNYS)	103,132	13,258
	Sherwin-Williams Co.	33,166	12,251
	Trane Technologies plc	32,046	11,590
	General Dynamics Corp.	38,650	11,570
	Parker-Hannifin Corp.	18,083	10,853
*	PayPal Holdings Inc.	147,848	10,709
	Illinois Tool Works Inc.	41,916	10,612
	TransDigm Group Inc.	7,691	10,561
	3M Co.	78,138	10,524
	Northrop Grumman Corp.	19,753	10,335
	Cintas Corp.	12,220	9,839
	FedEx Corp.	32,020	9,567
	CSX Corp.	276,404	9,472
	CRH plc	97,026	8,807
	Carrier Global Corp.	118,462	8,622
	Emerson Electric Co.	80,827	8,518
	Norfolk Southern Corp.	31,942	8,182
	Capital One Financial Corp.	53,685	7,888
*	GE Vernova Inc.	38,475	7,734
	Johnson Controls International plc	96,177	7,007
	PACCAR Inc.	72,680	6,990
	United Rentals Inc.	9,386	6,957
	Fidelity National Information Services Inc.	79,240	6,533
	L3Harris Technologies Inc.	26,746	6,330
	WW Grainger Inc.	6,149	6,056
	Cummins Inc.	19,280	6,032
	Paychex Inc.	45,407	5,957
	Ferguson Enterprises Inc.	28,546	5,872
*	Fair Isaac Corp.	3,391	5,867
	Quanta Services Inc.	20,571	5,660
	AMETEK Inc.	32,561	5,570
	Howmet Aerospace Inc.	57,133	5,523
9

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Verisk Analytics Inc.	20,089	5,481
	Otis Worldwide Corp.	56,996	5,397
	Old Dominion Freight Line Inc.	27,714	5,343
	Equifax Inc.	17,334	5,324
	Dow Inc.	99,204	5,315
	Ingersoll Rand Inc. (XYNS)	56,919	5,205
*	Block Inc. (XNYS)	78,318	5,175
	DuPont de Nemours Inc.	58,934	4,965
	Xylem Inc.	34,040	4,682
	Martin Marietta Materials Inc.	8,694	4,644
	Vulcan Materials Co.	18,663	4,576
	Rockwell Automation Inc.	16,269	4,426
*	Mettler-Toledo International Inc.	2,987	4,299
	PPG Industries Inc.	32,951	4,275
	Westinghouse Air Brake Technologies Corp.	24,833	4,211
	Global Payments Inc.	36,135	4,011
	Veralto Corp.	35,061	3,942
*	Keysight Technologies Inc.	24,724	3,810
*	Axon Enterprise Inc.	10,189	3,719
	Fortive Corp.	49,924	3,714
	Dover Corp.	19,468	3,622
*	Corpay Inc.	9,812	3,096
	Hubbell Inc.	7,593	3,037
*	Builders FirstSource Inc.	17,029	2,963
	Booz Allen Hamilton Holding Corp.	18,223	2,893
*	Teledyne Technologies Inc.	6,660	2,882
*	Waters Corp.	8,273	2,865
	Synchrony Financial	56,975	2,864
	Carlisle Cos. Inc.	6,754	2,862
	Ball Corp.	44,194	2,820
	Lennox International Inc.	4,549	2,685
	Jacobs Solutions Inc.	17,717	2,673
	TransUnion	27,276	2,641
	Packaging Corp. of America	12,593	2,639
	EMCOR Group Inc.	6,581	2,587
*	Zebra Technologies Corp. Class A	7,231	2,497
	Expeditors International of Washington Inc.	20,042	2,473
	Masco Corp.	31,056	2,471
	Textron Inc.	26,998	2,462
	Amcor plc	204,321	2,337
	Watsco Inc.	4,913	2,336
	HEICO Corp. Class A	11,603	2,322
	Stanley Black & Decker Inc.	21,819	2,233
	IDEX Corp.	10,758	2,221
	RPM International Inc.	18,022	2,095
	Snap-on Inc.	7,353	2,086
	Pentair plc	23,479	2,082
	Owens Corning	12,243	2,066
	Nordson Corp.	8,007	2,054
	JB Hunt Transport Services Inc.	11,658	2,019
	Graco Inc.	23,819	1,985
*	Trimble Inc.	34,480	1,955
	AECOM	18,977	1,900
*	XPO Inc.	16,277	1,866
	Tetra Tech Inc.	7,591	1,805
	Jack Henry & Associates Inc.	10,289	1,780
*	TopBuild Corp.	4,505	1,771
	Comfort Systems USA Inc.	4,982	1,761
	Smurfit WestRock plc	36,114	1,713
	Allegion plc	12,285	1,706
	CH Robinson Worldwide Inc.	16,249	1,682
	Curtiss-Wright Corp.	5,323	1,681
	ITT Inc.	11,594	1,614
	HEICO Corp.	6,210	1,593
	nVent Electric plc	23,427	1,592
	Huntington Ingalls Industries Inc.	5,608	1,586
	Regal Rexnord Corp.	9,428	1,582
	Lincoln Electric Holdings Inc.	7,833	1,517
	Crown Holdings Inc.	16,612	1,502
	Advanced Drainage Systems Inc.	9,390	1,472
10

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	A O Smith Corp.	17,063	1,429
*	Affirm Holdings Inc.	32,416	1,427
*	Saia Inc.	3,763	1,414
	AptarGroup Inc.	9,224	1,413
	Fortune Brands Innovations Inc.	17,711	1,406
	Woodward Inc.	8,398	1,400
	Toro Co.	14,594	1,351
	BWX Technologies Inc.	12,911	1,330
*	Generac Holdings Inc.	8,346	1,306
	Graphic Packaging Holding Co.	43,013	1,287
	CNH Industrial NV	123,932	1,281
	Eagle Materials Inc.	4,839	1,247
	Donaldson Co. Inc.	16,788	1,221
	Allison Transmission Holdings Inc.	12,406	1,151
	Knight-Swift Transportation Holdings Inc.	21,944	1,149
*	Mohawk Industries Inc.	7,392	1,147
*	API Group Corp.	32,144	1,143
*	FTI Consulting Inc.	5,004	1,142
*	Axalta Coating Systems Ltd.	31,198	1,139
	MKS Instruments Inc.	9,495	1,132
*	WEX Inc.	5,923	1,131
*	Core & Main Inc. Class A	23,555	1,131
	Berry Global Group Inc.	16,398	1,129
*	ATI Inc.	17,531	1,120
	Simpson Manufacturing Co. Inc.	6,016	1,101
	Acuity Brands Inc.	4,319	1,100
	Crane Co.	6,925	1,097
*	Middleby Corp.	7,483	1,052
	WESCO International Inc.	6,193	1,024
*	Kirby Corp.	8,346	1,001
*	WillScot Holdings Corp.	25,598	987
	Cognex Corp.	24,408	986
	Oshkosh Corp.	9,136	986
*	MasTec Inc.	8,694	984
*	Paylocity Holding Corp.	6,094	984
	Genpact Ltd.	24,514	962
*	Trex Co. Inc.	15,084	961
	Littelfuse Inc.	3,510	955
	MSA Safety Inc.	5,169	944
	AAON Inc.	9,681	925
	Flowserve Corp.	18,414	919
	Landstar System Inc.	5,014	915
	Robert Half Inc.	14,393	902
	Ryder System Inc.	6,032	876
	Louisiana-Pacific Corp.	8,987	872
*	AZEK Co. Inc.	20,370	868
	Esab Corp.	8,037	844
*	GXO Logistics Inc.	16,233	812
	Valmont Industries Inc.	2,820	806
*	Bill Holdings Inc.	14,686	801
	AGCO Corp.	8,781	799
	Sensata Technologies Holding plc	20,645	796
	Vontier Corp.	21,801	764
	Sonoco Products Co.	13,470	762
	Armstrong World Industries Inc.	5,994	760
	Brunswick Corp.	9,572	757
	MDU Resources Group Inc.	27,868	716
	Sealed Air Corp.	20,500	716
*	Shift4 Payments Inc. Class A	8,533	709
	Air Lease Corp.	15,062	697
*	Euronet Worldwide Inc.	6,131	662
	Silgan Holdings Inc.	11,761	615
*	Spirit AeroSystems Holdings Inc. Class A	16,786	591
	Western Union Co.	47,953	585
*	Gates Industrial Corp. plc	29,089	528
	MSC Industrial Direct Co. Inc. Class A	6,368	524
	ManpowerGroup Inc.	6,707	496
	Crane NXT Co.	7,066	415
	ADT Inc.	41,166	300
*	Hayward Holdings Inc.	19,551	290
11

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Vestis Corp.	19,274	271
	Schneider National Inc. Class B	6,107	166
*	Loar Holdings Inc.	1,474	109
	Ardagh Group SA	2,011	16
			920,927
Real Estate (2.6%)
	Prologis Inc.	130,834	16,723
	American Tower Corp.	66,107	14,812
	Equinix Inc.	13,414	11,192
	Welltower Inc.	83,718	10,103
	Public Storage	22,354	7,683
	Simon Property Group Inc.	45,695	7,647
	Realty Income Corp.	121,793	7,565
	Digital Realty Trust Inc.	45,613	6,915
	Crown Castle Inc.	61,396	6,878
	Extra Space Storage Inc.	29,475	5,217
*	CBRE Group Inc. Class A	43,136	4,967
	VICI Properties Inc.	147,741	4,946
	Iron Mountain Inc.	41,216	4,668
	AvalonBay Communities Inc.	20,105	4,538
*	CoStar Group Inc.	57,545	4,448
	Equity Residential	53,629	4,016
	Ventas Inc.	56,790	3,527
	SBA Communications Corp.	15,173	3,439
	Invitation Homes Inc.	86,881	3,201
	Weyerhaeuser Co.	102,565	3,127
	Alexandria Real Estate Equities Inc.	24,588	2,940
	Essex Property Trust Inc.	8,972	2,708
	Mid-America Apartment Communities Inc.	16,443	2,670
	Sun Communities Inc.	17,470	2,363
	Healthpeak Properties Inc.	100,230	2,233
	Kimco Realty Corp.	92,944	2,162
	UDR Inc.	46,581	2,073
	American Homes 4 Rent Class A	48,019	1,910
	Gaming and Leisure Properties Inc.	36,713	1,910
	Equity LifeStyle Properties Inc.	26,153	1,902
	Regency Centers Corp.	26,131	1,899
	Camden Property Trust	14,700	1,840
	WP Carey Inc.	30,370	1,823
	Host Hotels & Resorts Inc.	98,412	1,742
*	Jones Lang LaSalle Inc.	6,617	1,689
	BXP Inc.	21,973	1,653
	CubeSmart	31,625	1,639
	Lamar Advertising Co. Class A	12,427	1,563
	Rexford Industrial Realty Inc.	30,225	1,539
	Omega Healthcare Investors Inc.	35,143	1,390
	Federal Realty Investment Trust	11,720	1,348
	EastGroup Properties Inc.	6,779	1,264
	NNN REIT Inc.	25,463	1,196
*	Zillow Group Inc. Class C	21,417	1,184
	Americold Realty Trust Inc.	40,408	1,172
	Brixmor Property Group Inc.	42,036	1,151
	First Industrial Realty Trust Inc.	18,426	1,045
	STAG Industrial Inc.	25,322	1,028
	Agree Realty Corp.	13,742	1,003
	Healthcare Realty Trust Inc.	53,250	948
	Vornado Realty Trust	24,433	840
	Rayonier Inc.	21,335	657
	Cousins Properties Inc.	21,875	624
	Kilroy Realty Corp.	16,647	604
	EPR Properties	10,704	508
	Highwoods Properties Inc.	14,520	468
	National Storage Affiliates Trust	9,729	455
	Park Hotels & Resorts Inc.	29,747	454
*	Zillow Group Inc. Class A	7,800	417
[1]	Medical Properties Trust Inc.	86,465	389
*	Howard Hughes Holdings Inc.	4,257	320
*	Lineage Inc.	278	23
12

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Seaport Entertainment Group Inc.	477	15
			192,373
Technology (34.0%)
	Apple Inc.	2,057,180	471,094
	Microsoft Corp.	1,052,489	439,035
	NVIDIA Corp.	3,365,515	401,742
	Meta Platforms Inc. Class A	310,057	161,636
	Alphabet Inc. Class A	833,421	136,164
	Alphabet Inc. Class C	695,389	114,816
	Broadcom Inc.	643,434	104,764
*	Adobe Inc.	63,378	36,405
*	Advanced Micro Devices Inc.	227,737	33,833
	Salesforce Inc.	132,642	33,545
	Oracle Corp.	222,267	31,404
	QUALCOMM Inc.	157,965	27,691
	Texas Instruments Inc.	128,808	27,609
	International Business Machines Corp.	129,829	26,242
*	ServiceNow Inc.	29,039	24,828
	Intuit Inc.	38,620	24,341
	Applied Materials Inc.	117,668	23,211
	Analog Devices Inc.	70,059	16,453
*	Palo Alto Networks Inc.	43,549	15,796
	KLA Corp.	19,038	15,600
	Lam Research Corp.	18,464	15,159
	Micron Technology Inc.	155,883	15,002
	Intel Corp.	602,813	13,286
	Amphenol Corp. Class A	166,874	11,256
*	Synopsys Inc.	21,513	11,178
*	Cadence Design Systems Inc.	38,515	10,358
	Marvell Technology Inc.	120,956	9,222
*	Palantir Technologies Inc. Class A	284,272	8,949
*	Crowdstrike Holdings Inc. Class A	30,824	8,547
	Roper Technologies Inc.	15,108	8,376
*	Workday Inc. Class A	29,887	7,866
*	Autodesk Inc.	30,432	7,864
*	Fortinet Inc.	89,032	6,830
*	DoorDash Inc. Class A	48,957	6,301
	Monolithic Power Systems Inc.	6,663	6,228
	Microchip Technology Inc.	74,779	6,144
	Cognizant Technology Solutions Corp. Class A	70,195	5,459
*	Gartner Inc.	10,631	5,230
*	Snowflake Inc. Class A	44,851	5,123
	HP Inc.	137,728	4,983
*	Datadog Inc. Class A	42,447	4,935
*	ON Semiconductor Corp.	60,941	4,745
	Corning Inc.	108,053	4,522
	CDW Corp.	19,068	4,303
	Vertiv Holdings Co. Class A	50,829	4,220
	Dell Technologies Inc. Class C	35,151	4,061
*	ANSYS Inc.	12,356	3,971
*	Atlassian Corp. Class A	22,294	3,692
	Hewlett Packard Enterprise Co.	184,233	3,569
	NetApp Inc.	29,267	3,533
*	Tyler Technologies Inc.	5,970	3,510
*	Cloudflare Inc. Class A	42,571	3,497
*	HubSpot Inc.	6,940	3,464
*	AppLovin Corp. Class A	37,241	3,459
*	GoDaddy Inc. Class A	19,987	3,346
*	Super Micro Computer Inc.	7,030	3,077
	Leidos Holdings Inc.	19,145	3,035
*	Western Digital Corp.	46,155	3,027
*	PTC Inc.	16,823	3,013
	Teradyne Inc.	21,718	2,970
*	MicroStrategy Inc. Class A	22,202	2,940
*	MongoDB Inc.	9,705	2,822
*	Pinterest Inc. Class A	84,178	2,697
*	Zscaler Inc.	13,010	2,602
	Skyworks Solutions Inc.	22,831	2,502
	Entegris Inc.	21,304	2,468
13

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Zoom Video Communications Inc. Class A	35,407	2,446
	SS&C Technologies Holdings Inc.	30,474	2,288
*	Manhattan Associates Inc.	8,630	2,282
*	VeriSign Inc.	12,304	2,263
*	Nutanix Inc. Class A	34,433	2,176
*	Akamai Technologies Inc.	21,133	2,152
*	Pure Storage Inc. Class A	41,321	2,119
	Gen Digital Inc. (XNGS)	79,357	2,100
*	Dynatrace Inc.	36,907	1,868
	Jabil Inc.	16,685	1,823
*	Okta Inc.	22,030	1,734
*	DocuSign Inc.	28,964	1,715
*	Guidewire Software Inc.	11,454	1,704
*	F5 Inc.	8,154	1,656
*	EPAM Systems Inc.	7,855	1,577
*	Qorvo Inc.	13,565	1,572
*	Toast Inc. Class A	62,948	1,565
*	Twilio Inc. Class A	24,863	1,560
*	CACI International Inc. Class A	3,102	1,514
*	Onto Innovation Inc.	6,946	1,481
*	Coherent Corp.	18,702	1,458
*	Match Group Inc.	37,575	1,398
	Amdocs Ltd.	15,992	1,391
	KBR Inc.	18,777	1,302
	TD SYNNEX Corp.	10,704	1,300
	Universal Display Corp.	6,679	1,294
*	Globant SA	5,960	1,205
*	Dayforce Inc.	20,753	1,186
	Paycom Software Inc.	7,226	1,176
*	Cirrus Logic Inc.	7,681	1,119
*	Arrow Electronics Inc.	7,614	1,028
	Bentley Systems Inc. Class B	19,945	1,027
	Science Applications International Corp.	7,330	957
*	Lattice Semiconductor Corp.	19,480	923
*	Dropbox Inc. Class A	35,372	889
*	Smartsheet Inc. Class A	18,189	888
*	Aspen Technology Inc.	3,791	888
*	Procore Technologies Inc.	14,972	887
*	Maplebear Inc.	24,423	877
*	Elastic NV	11,482	875
*	MACOM Technology Solutions Holdings Inc.	7,908	864
*	Gitlab Inc. Class A	16,825	798
*	Kyndryl Holdings Inc.	32,451	769
*	SentinelOne Inc. Class A	32,339	762
*	Confluent Inc. Class A	34,334	729
*	Appfolio Inc. Class A	3,117	723
*	UiPath Inc. Class A	54,486	702
	Avnet Inc.	12,594	695
*	Unity Software Inc.	41,935	686
*	CCC Intelligent Solutions Holdings Inc.	62,584	675
*	GLOBALFOUNDRIES Inc.	13,953	651
*	Parsons Corp.	6,501	621
	Dolby Laboratories Inc. Class A	8,171	583
*	IAC Inc.	10,743	567
*	DXC Technology Co.	25,583	529
	Amkor Technology Inc.	15,968	525
	Concentrix Corp.	6,885	518
	Dun & Bradstreet Holdings Inc.	42,988	516
*	HashiCorp Inc. Class A	13,417	455
	Pegasystems Inc.	6,402	454
*	ZoomInfo Technologies Inc.	43,320	428
*	Clarivate plc	58,052	398
*	Teradata Corp.	14,075	397
*	DoubleVerify Holdings Inc.	19,810	390
*	RingCentral Inc. Class A	11,177	373
*	nCino Inc.	11,750	352
*	Five9 Inc.	10,329	333
*	IPG Photonics Corp.	3,862	264
*	Allegro MicroSystems Inc.	10,742	264
*	Informatica Inc. Class A	9,108	227
14

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Wolfspeed Inc.	17,983	175
*,1	Trump Media & Technology Group Corp.	8,179	159
*	Astera Labs Inc.	3,120	134
*	Paycor HCM Inc.	9,281	131
			2,506,060
Telecommunications (2.0%)
	Cisco Systems Inc.	573,929	29,006
	Verizon Communications Inc.	596,253	24,912
	Comcast Corp. Class A	550,746	21,793
	AT&T Inc.	1,015,984	20,218
	T-Mobile US Inc.	68,474	13,607
*	Arista Networks Inc.	36,409	12,866
	Motorola Solutions Inc.	23,314	10,306
*	Charter Communications Inc. Class A	13,317	4,628
	Juniper Networks Inc.	45,503	1,769
*	Roku Inc.	17,857	1,210
*	Ciena Corp.	20,615	1,189
*	Frontier Communications Parent Inc.	35,073	1,010
*	Liberty Broadband Corp. Class C	15,697	979
*	Lumentum Holdings Inc.	9,650	556
*	Liberty Global Ltd. Class C	25,960	511
*	Liberty Global Ltd. Class A	22,012	426
	Iridium Communications Inc.	16,441	424
*	Liberty Broadband Corp. Class A	2,330	143
	Ubiquiti Inc.	621	120
*,2	GCI Liberty Inc.	11,885	—
			145,673
Utilities (2.6%)
	NextEra Energy Inc.	290,866	23,418
	Southern Co.	155,149	13,405
	Duke Energy Corp.	109,282	12,453
	Waste Management Inc.	56,789	12,042
	Constellation Energy Corp.	44,512	8,755
	American Electric Power Co. Inc.	74,667	7,488
	Sempra	89,473	7,353
	Dominion Energy Inc.	118,288	6,612
	Republic Services Inc.	28,980	6,034
	PG&E Corp.	301,583	5,941
	Public Service Enterprise Group Inc.	70,348	5,681
	Exelon Corp.	141,280	5,381
	Consolidated Edison Inc.	49,120	4,989
	Xcel Energy Inc.	78,525	4,808
	Edison International	53,946	4,695
	Vistra Corp.	48,901	4,178
	WEC Energy Group Inc.	44,861	4,173
	American Water Works Co. Inc.	27,701	3,965
	DTE Energy Co.	29,323	3,666
	Entergy Corp.	30,245	3,650
	FirstEnergy Corp.	81,723	3,589
	Eversource Energy	49,899	3,370
	PPL Corp.	104,365	3,330
	Ameren Corp.	37,783	3,117
	CMS Energy Corp.	41,956	2,847
	Atmos Energy Corp.	21,208	2,773
	NRG Energy Inc.	30,371	2,582
	CenterPoint Energy Inc.	90,008	2,457
	Alliant Energy Corp.	36,253	2,112
	NiSource Inc.	63,590	2,102
	Evergy Inc.	31,615	1,870
*	Clean Harbors Inc.	7,324	1,801
	AES Corp.	100,488	1,721
	Pinnacle West Capital Corp.	15,999	1,400
	Essential Utilities Inc.	35,526	1,385
	OGE Energy Corp.	28,080	1,111
*	Stericycle Inc.	13,062	774
	National Fuel Gas Co.	12,865	769
	UGI Corp.	29,010	723
	IDACORP Inc.	6,985	712
[1]	Brookfield Renewable Corp. Class A	19,507	556
15

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Clearway Energy Inc. Class C	13,754	398
	Avangrid Inc.	9,890	353
	Clearway Energy Inc. Class A	2,498	67
			190,606
Total Common Stocks (Cost $4,467,462)			7,337,511
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.373% (Cost $17,936)	179,383	17,937
Total Investments (99.9%) (Cost $4,485,398)			7,355,448
Other Assets and Liabilities—Net (0.1%)			8,187
Net Assets (100%)			7,363,635
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,297,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,408,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	90	25,475	379

See accompanying Notes, which are an integral part of the Financial Statements.
16

Russell 1000 Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,467,462)	7,337,511
Affiliated Issuers (Cost $17,936)	17,937
Total Investments in Securities	7,355,448
Investment in Vanguard	206
Cash Collateral Pledged—Futures Contracts	1,250
Receivables for Investment Securities Sold	236
Receivables for Accrued Income	8,111
Receivables for Capital Shares Issued	93
Variation Margin Receivable—Futures Contracts	230
Total Assets	7,365,574
Liabilities
Due to Custodian	239
Payables for Investment Securities Purchased	18
Collateral for Securities on Loan	1,408
Payables for Capital Shares Redeemed	29
Payables to Vanguard	245
Total Liabilities	1,939
Net Assets	7,363,635
1 Includes $1,297,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	4,765,838
Total Distributable Earnings (Loss)	2,597,797
Net Assets	7,363,635

ETF Shares—Net Assets
Applicable to 19,750,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,047,240
Net Asset Value Per Share—ETF Shares	$255.56

Institutional Shares—Net Assets
Applicable to 4,678,775 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,316,395
Net Asset Value Per Share—Institutional Shares	$495.09

See accompanying Notes, which are an integral part of the Financial Statements.
17

Russell 1000 Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	93,678
Interest[2]	524
Securities Lending—Net	336
Total Income	94,538
Expenses
The Vanguard Group—Note B
Investment Advisory Services	130
Management and Administrative—ETF Shares	3,004
Management and Administrative—Institutional Shares	1,350
Marketing and Distribution—ETF Shares	223
Marketing and Distribution—Institutional Shares	66
Custodian Fees	147
Auditing Fees	30
Shareholders’ Reports—ETF Shares	71
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	4
Other Expenses	18
Total Expenses	5,044
Expenses Paid Indirectly	(3)
Net Expenses	5,041
Net Investment Income	89,497
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	161,211
Futures Contracts	3,752
Realized Net Gain (Loss)	164,963
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,324,820
Futures Contracts	484
Change in Unrealized Appreciation (Depreciation)	1,325,304
Net Increase (Decrease) in Net Assets Resulting from Operations	1,579,764
1	Dividends are net of foreign withholding taxes of $15,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $485,000, $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $175,600,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 1000 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	89,497	86,605
Realized Net Gain (Loss)	164,963	516,997
Change in Unrealized Appreciation (Depreciation)	1,325,304	226,623
Net Increase (Decrease) in Net Assets Resulting from Operations	1,579,764	830,225
Distributions
ETF Shares	(62,269)	(52,340)
Institutional Shares	(31,095)	(31,653)
Total Distributions	(93,364)	(83,993)
Capital Share Transactions
ETF Shares	261,289	562,506
Institutional Shares	(197,503)	(389,779)
Net Increase (Decrease) from Capital Share Transactions	63,786	172,727
Total Increase (Decrease)	1,550,186	918,959
Net Assets
Beginning of Period	5,813,449	4,894,490
End of Period	7,363,635	5,813,449

See accompanying Notes, which are an integral part of the Financial Statements.
19

Russell 1000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$204.87	$180.47	$210.32	$161.36	$134.37
Investment Operations
Net Investment Income[1]	3.061	2.956	2.757	2.459	2.525
Net Realized and Unrealized Gain (Loss) on Investments	50.824	24.306	(29.909)	48.925	27.028
Total from Investment Operations	53.885	27.262	(27.152)	51.384	29.553
Distributions
Dividends from Net Investment Income	(3.195)	(2.862)	(2.698)	(2.424)	(2.563)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.195)	(2.862)	(2.698)	(2.424)	(2.563)
Net Asset Value, End of Period	$255.56	$204.87	$180.47	$210.32	$161.36
Total Return	26.54%	15.34%	-13.02%	32.14%	22.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,047	$3,785	$2,721	$2,682	$1,678
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.59%	1.39%	1.34%	1.79%
Portfolio Turnover Rate[3]	3%	8%	10%	6%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Russell 1000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$396.88	$349.62	$407.44	$312.59	$260.26
Investment Operations
Net Investment Income[1]	5.963	5.737	5.354	4.807	4.927
Net Realized and Unrealized Gain (Loss) on Investments	98.475	47.099	(57.922)	94.766	52.362
Total from Investment Operations	104.438	52.836	(52.568)	99.573	57.289
Distributions
Dividends from Net Investment Income	(6.228)	(5.576)	(5.252)	(4.723)	(4.959)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.228)	(5.576)	(5.252)	(4.723)	(4.959)
Net Asset Value, End of Period	$495.09	$396.88	$349.62	$407.44	$312.59
Total Return	26.55%	15.35%	-13.01%	32.16%	22.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,316	$2,029	$2,174	$2,822	$2,523
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.60%	1.39%	1.36%	1.81%
Portfolio Turnover Rate[3]	3%	8%	10%	6%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Russell 1000 Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
22

Russell 1000 Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $206,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,337,495	16	—	7,337,511
Temporary Cash Investments	17,937	—	—	17,937
Total	7,355,432	16	—	7,355,448
Derivative Financial Instruments
Assets
Futures Contracts[1]	379	—	—	379
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	175,616
Total Distributable Earnings (Loss)	(175,616)
23

Russell 1000 Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	15,852
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,844,534
Capital Loss Carryforwards	(262,589)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,597,797
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	93,364	83,993
Long-Term Capital Gains	—	—
Total	93,364	83,993
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,510,914
Gross Unrealized Appreciation	3,107,757
Gross Unrealized Depreciation	(263,223)
Net Unrealized Appreciation (Depreciation)	2,844,534
F.	During the year ended August 31, 2024, the fund purchased $166,826,000 of investment securities and sold $298,632,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $471,644,000 and $283,825,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were  $54,088,000 and sales were $50,223,000, resulting in net realized loss of $12,661,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	545,454	2,475	1,669,809	9,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(284,165)	(1,200)	(1,107,303)	(5,925)
Net Increase (Decrease)—ETF Shares	261,289	1,275	562,506	3,400
Institutional Shares
Issued	99,518	234	419,440	1,152
Issued in Lieu of Cash Distributions	27,388	64	28,506	82
Redeemed	(324,409)	(730)	(837,725)	(2,341)
Net Increase (Decrease)—Institutional Shares	(197,503)	(432)	(389,779)	(1,107)
24

Russell 1000 Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
25

Russell 1000 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.9%)
	Linde plc	207,841	99,400
	Freeport-McMoRan Inc.	618,955	27,407
	Air Products and Chemicals Inc.	95,993	26,768
	Newmont Corp. (XNYS)	499,202	26,652
	Nucor Corp.	103,665	15,748
	International Flavors & Fragrances Inc.	110,499	11,491
	LyondellBasell Industries NV Class A	112,585	11,112
	Steel Dynamics Inc.	64,230	7,676
	International Paper Co.	149,805	7,254
	Reliance Inc.	24,675	7,073
	CF Industries Holdings Inc.	80,987	6,729
	Eastman Chemical Co.	50,587	5,179
	Avery Dennison Corp.	21,588	4,789
	Celanese Corp.	35,892	4,688
	Albemarle Corp.	50,749	4,580
	Royal Gold Inc.	28,402	3,981
	Mosaic Co.	138,302	3,951
*	RBC Bearings Inc.	12,290	3,661
	United States Steel Corp.	96,374	3,654
	Ecolab Inc.	14,237	3,605
	Alcoa Corp.	108,329	3,477
	FMC Corp.	53,788	3,474
	Fastenal Co.	38,897	2,656
	Element Solutions Inc.	96,727	2,586
	Timken Co.	27,868	2,356
	Hexcel Corp.	35,684	2,258
	Olin Corp.	51,529	2,250
	Westlake Corp.	14,475	2,105
	Ashland Inc.	21,631	1,936
*	Cleveland-Cliffs Inc.	135,756	1,773
	NewMarket Corp.	2,915	1,673
	Huntsman Corp.	70,394	1,552
	Scotts Miracle-Gro Co.	18,293	1,298
	Chemours Co.	59,782	1,162
*	MP Materials Corp.	56,749	732
			316,686
Consumer Discretionary (9.7%)
	Walmart Inc.	1,877,459	144,996
	McDonald's Corp.	291,740	84,214
	Walt Disney Co.	794,483	71,805
	Lowe's Cos. Inc.	247,672	61,546
	Home Depot Inc.	86,670	31,938
	Target Corp.	200,096	30,739
	General Motors Co.	490,426	24,413
	DR Horton Inc.	128,227	24,204
	Marriott International Inc. Class A	101,580	23,840
	TJX Cos. Inc.	200,479	23,510
	Lennar Corp. Class A	104,562	19,037
	Ford Motor Co.	1,697,873	18,999
	Electronic Arts Inc.	115,624	17,554
	NIKE Inc. Class B	198,782	16,563
	Ross Stores Inc.	109,397	16,476
	eBay Inc.	218,895	12,937
	Garmin Ltd.	66,963	12,274
	PulteGroup Inc.	90,376	11,898
	Delta Air Lines Inc.	278,482	11,833
*	NVR Inc.	1,286	11,796
*	Take-Two Interactive Software Inc.	72,540	11,730
	Hilton Worldwide Holdings Inc.	51,737	11,364
26

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Royal Caribbean Cruises Ltd.	66,932	11,018
	Starbucks Corp.	109,732	10,377
	Yum! Brands Inc.	75,076	10,129
	Best Buy Co. Inc.	93,195	9,357
	Genuine Parts Co.	60,148	8,617
*	Aptiv plc	117,731	8,421
	Omnicom Group Inc.	83,662	8,402
*	Warner Bros Discovery Inc.	1,049,331	8,227
	Dollar General Corp.	95,008	7,883
*	Dollar Tree Inc.	88,653	7,490
	Southwest Airlines Co.	258,342	7,471
*	Carnival Corp.	431,520	7,120
	RB Global Inc. (XTSE)	79,160	6,818
	Toll Brothers Inc.	44,808	6,455
*	United Airlines Holdings Inc.	141,591	6,236
	Estee Lauder Cos. Inc. Class A	63,702	5,839
*	CarMax Inc.	63,191	5,343
	Interpublic Group of Cos. Inc.	162,827	5,310
	Dick's Sporting Goods Inc.	22,350	5,296
*	Rivian Automotive Inc. Class A	355,955	5,030
	Service Corp. International	61,670	4,827
	LKQ Corp.	115,049	4,785
	News Corp. Class A	164,517	4,661
*	BJ's Wholesale Club Holdings Inc.	57,046	4,561
*	Liberty Media Corp.-Liberty Formula One Class C	57,504	4,488
*	Carvana Co.	29,652	4,466
	Fox Corp. Class A	102,989	4,261
	Aramark	113,167	4,145
	Tapestry Inc.	98,967	4,055
	Domino's Pizza Inc.	9,776	4,049
*	MGM Resorts International	105,393	3,962
	Darden Restaurants Inc.	24,309	3,844
	New York Times Co. Class A	69,471	3,816
*	Skechers USA Inc. Class A	53,297	3,650
	Lithia Motors Inc.	11,721	3,529
	Booking Holdings Inc.	899	3,514
*	Caesars Entertainment Inc.	92,935	3,498
	TKO Group Holdings Inc.	29,465	3,484
	BorgWarner Inc. (XNYS)	99,310	3,383
*	Floor & Decor Holdings Inc. Class A	28,851	3,244
	Wynn Resorts Ltd.	40,842	3,140
	Gentex Corp.	99,978	3,132
*	Crocs Inc.	21,074	3,080
	H&R Block Inc.	48,246	3,054
	Williams-Sonoma Inc.	22,416	3,011
	Bath & Body Works Inc.	97,251	2,991
*	Bright Horizons Family Solutions Inc.	21,152	2,977
	Ralph Lauren Corp.	16,623	2,847
	Lear Corp.	24,399	2,846
*	Mattel Inc.	147,972	2,809
*	American Airlines Group Inc.	262,502	2,788
	VF Corp.	150,941	2,749
	Paramount Global Class B	262,083	2,744
*	GameStop Corp. Class A	116,316	2,724
	Hyatt Hotels Corp. Class A	16,161	2,455
	PVH Corp.	24,745	2,442
	Wyndham Hotels & Resorts Inc.	30,935	2,435
*	Ollie's Bargain Outlet Holdings Inc.	26,333	2,358
	Thor Industries Inc.	21,941	2,353
	Whirlpool Corp.	22,823	2,289
*	O'Reilly Automotive Inc.	1,976	2,233
	SharkNinja Inc.	22,970	2,201
	Fox Corp. Class B	56,983	2,190
*	AutoZone Inc.	650	2,068
*	AutoNation Inc.	11,153	1,985
*	Alaska Air Group Inc.	54,344	1,962
	Harley-Davidson Inc.	52,399	1,962
	Gap Inc.	86,907	1,949
	Polaris Inc.	22,573	1,911
	Macy's Inc.	118,328	1,842
27

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	U-Haul Holding Co.	26,150	1,787
	Boyd Gaming Corp.	29,599	1,777
*	Capri Holdings Ltd.	49,098	1,754
*	SiteOne Landscape Supply Inc.	12,197	1,730
*	Wayfair Inc. Class A	39,908	1,698
*	Liberty Media Corp.-Liberty SiriusXM	70,778	1,687
*	Coty Inc. Class A	170,418	1,599
*,1	Lucid Group Inc.	384,542	1,546
*	Madison Square Garden Sports Corp.	7,370	1,541
	News Corp. Class B	49,185	1,448
	Nexstar Media Group Inc.	8,203	1,402
*	Planet Fitness Inc. Class A	17,201	1,397
*	Copart Inc.	25,709	1,362
	Penske Automotive Group Inc.	7,973	1,356
	Travel & Leisure Co.	29,689	1,314
*	RH	5,167	1,311
	Newell Brands Inc.	179,688	1,274
*	Grand Canyon Education Inc.	8,541	1,239
*	Penn Entertainment Inc.	65,218	1,214
	Columbia Sportswear Co.	14,433	1,165
	Advance Auto Parts Inc.	25,622	1,161
	Marriott Vacations Worldwide Corp.	15,087	1,116
*	Liberty Media Corp.-Liberty SiriusXM Class A	44,676	1,064
*	YETI Holdings Inc.	25,906	1,045
	Carter's Inc.	15,540	1,024
*	Ulta Beauty Inc.	2,761	974
	Nordstrom Inc.	43,307	967
*	Etsy Inc.	17,500	964
	Kohl's Corp.	47,834	927
*	QuantumScape Corp.	151,815	882
*	Birkenstock Holding plc	16,989	848
*	Liberty Media Corp.-Liberty Live Class C	20,219	816
	Lennar Corp. Class B	4,598	776
*	Dutch Bros Inc. Class A	24,034	745
*	Under Armour Inc. Class A	95,272	733
	Leggett & Platt Inc.	57,608	728
*	Amer Sports Inc.	52,470	716
*	TripAdvisor Inc.	44,250	642
	Wendy's Co.	37,938	642
*	Lyft Inc. Class A	48,605	567
*	Under Armour Inc. Class C	69,202	516
	Hasbro Inc.	7,552	515
	Vail Resorts Inc.	2,641	480
*	AMC Entertainment Holdings Inc. Class A	98,328	474
	Dillard's Inc. Class A	1,336	453
*	Liberty Media Corp.-Liberty Formula One Class A	6,228	440
	Avis Budget Group Inc.	4,557	374
*	Five Below Inc.	4,840	365
*	Liberty Media Corp.-Liberty Live Class A	8,435	334
[1]	Sirius XM Holdings Inc.	89,432	294
[1]	Choice Hotels International Inc.	1,848	236
	Playtika Holding Corp.	30,486	231
*	U-Haul Holding Co. (XNYS)	388	28
[1]	Paramount Global Class A	1,149	25
			1,051,957
Consumer Staples (6.7%)
	Procter & Gamble Co.	793,081	136,045
	Philip Morris International Inc.	672,453	82,907
	Coca-Cola Co.	717,085	51,967
	Mondelez International Inc. Class A	579,275	41,598
	Altria Group Inc.	743,443	39,975
	CVS Health Corp.	545,598	31,230
	PepsiCo Inc.	124,889	21,591
	Kenvue Inc.	828,113	18,177
	McKesson Corp.	32,343	18,147
	General Mills Inc.	244,247	17,657
	Corteva Inc.	302,479	17,332
	Colgate-Palmolive Co.	158,194	16,848
	Keurig Dr Pepper Inc.	458,467	16,784
28

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Constellation Brands Inc. Class A	68,902	16,585
	Kroger Co.	286,910	15,266
	Kraft Heinz Co.	384,189	13,612
	Archer-Daniels-Midland Co.	213,113	12,998
	Kimberly-Clark Corp.	85,665	12,392
	Church & Dwight Co. Inc.	105,416	10,740
	Hershey Co.	54,934	10,606
	Kellanova	113,334	9,136
	McCormick & Co. Inc.	108,887	8,714
	Tyson Foods Inc. Class A	121,533	7,816
	Conagra Brands Inc.	206,137	6,431
	Sysco Corp.	81,675	6,368
	Bunge Global SA	60,940	6,178
*	US Foods Holding Corp.	99,022	5,863
	J M Smucker Co.	44,572	5,111
	Casey's General Stores Inc.	13,244	4,798
*	Performance Food Group Co.	56,600	4,225
	Campbell Soup Co.	82,965	4,125
	Molson Coors Beverage Co. Class B	75,678	4,084
	Hormel Foods Corp.	125,277	4,078
	Ingredion Inc.	28,362	3,809
	Albertsons Cos. Inc. Class A	180,715	3,546
	Coca-Cola Consolidated Inc.	2,549	3,422
	Brown-Forman Corp. Class B	74,311	3,388
*	BellRing Brands Inc.	56,352	3,152
*	Monster Beverage Corp.	65,500	3,087
	Walgreens Boots Alliance Inc.	309,379	2,862
*	Darling Ingredients Inc.	68,545	2,860
	Lamb Weston Holdings Inc.	42,233	2,615
*	Post Holdings Inc.	21,385	2,476
	Flowers Foods Inc.	80,773	1,877
*	Freshpet Inc.	13,681	1,861
	Spectrum Brands Holdings Inc.	12,682	1,196
	Brown-Forman Corp. Class A	21,134	967
*	Boston Beer Co. Inc. Class A	3,118	847
*	Grocery Outlet Holding Corp.	41,977	795
*	Pilgrim's Pride Corp.	16,178	754
	Reynolds Consumer Products Inc.	23,597	743
	Seaboard Corp.	109	339
			719,980
Energy (7.1%)
	Exxon Mobil Corp.	1,941,377	228,966
	Chevron Corp.	745,305	110,268
	ConocoPhillips	506,875	57,677
	EOG Resources Inc.	248,861	32,058
	Schlumberger NV	618,010	27,186
	Marathon Petroleum Corp.	152,320	26,979
	Phillips 66	183,241	25,711
	Williams Cos. Inc.	526,283	24,088
	ONEOK Inc.	252,338	23,306
	Valero Energy Corp.	140,984	20,687
	Kinder Morgan Inc.	838,340	18,083
	Occidental Petroleum Corp.	288,386	16,432
	Baker Hughes Co.	431,638	15,181
	Diamondback Energy Inc.	76,909	15,006
	Devon Energy Corp.	272,173	12,188
	Halliburton Co.	381,028	11,846
*	First Solar Inc.	46,097	10,481
	Cheniere Energy Inc.	48,533	8,991
	EQT Corp.	238,926	8,006
	Coterra Energy Inc.	320,848	7,806
	Marathon Oil Corp.	246,890	7,073
	Hess Corp.	42,644	5,887
	TechnipFMC plc	185,494	4,979
	Ovintiv Inc. (XNYS)	115,966	4,967
	APA Corp.	156,426	4,457
	Chesapeake Energy Corp.	56,760	4,228
	Chord Energy Corp.	26,697	3,963
	HF Sinclair Corp.	69,962	3,438
29

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Antero Resources Corp.	125,352	3,383
	DTE Midstream LLC	41,964	3,298
	Range Resources Corp.	102,435	3,061
	Permian resources Corp.	213,481	3,040
*	Southwestern Energy Co.	473,648	3,022
	NOV Inc.	170,078	3,022
	Matador Resources Co.	46,932	2,662
	Civitas Resources Inc.	31,239	1,916
	Antero Midstream Corp.	90,713	1,349
	Viper Energy Inc.	27,976	1,332
[1]	New Fortress Energy Inc.	13,328	164
			766,187
Financials (19.9%)
*	Berkshire Hathaway Inc. Class B	791,791	376,829
	JPMorgan Chase & Co.	1,239,819	278,711
	Bank of America Corp.	2,935,878	119,637
	Wells Fargo & Co.	1,515,792	88,628
	S&P Global Inc.	135,371	69,478
	BlackRock Inc.	63,858	57,588
	Citigroup Inc.	829,038	51,931
	Goldman Sachs Group Inc.	99,713	50,879
	Chubb Ltd.	175,004	49,733
	Morgan Stanley	472,506	48,956
	Marsh & McLennan Cos. Inc.	184,061	41,876
	Intercontinental Exchange Inc.	245,770	39,704
	Charles Schwab Corp.	580,486	37,790
	CME Group Inc.	155,479	33,543
	US Bancorp	674,433	31,853
	PNC Financial Services Group Inc.	171,760	31,791
	Aon plc Class A (XNYS)	84,909	29,185
	Aflac Inc.	247,341	27,297
	KKR & Co. Inc.	207,381	25,668
	Truist Financial Corp.	577,283	25,666
	Arthur J Gallagher & Co.	86,890	25,421
	Travelers Cos. Inc.	98,805	22,534
	American International Group Inc.	291,403	22,453
	Bank of New York Mellon Corp.	323,831	22,092
	MetLife Inc.	257,833	19,977
	Prudential Financial Inc.	155,440	18,833
	Allstate Corp.	95,862	18,112
*	Arch Capital Group Ltd.	155,990	17,641
	Discover Financial Services	108,149	15,001
	Hartford Financial Services Group Inc.	128,368	14,904
	Willis Towers Watson plc	44,181	12,906
	Nasdaq Inc.	178,167	12,842
	Fifth Third Bancorp	295,162	12,600
	M&T Bank Corp.	71,873	12,370
	State Street Corp.	130,281	11,347
	First Citizens BancShares Inc. Class A	5,179	10,517
	T Rowe Price Group Inc.	94,789	10,051
	Progressive Corp.	39,680	10,007
	Raymond James Financial Inc.	81,753	9,775
	Cboe Global Markets Inc.	45,612	9,369
	Huntington Bancshares Inc.	624,475	9,348
	Regions Financial Corp.	397,111	9,300
	Cincinnati Financial Corp.	66,202	9,072
	Citizens Financial Group Inc.	197,538	8,504
	Principal Financial Group Inc.	100,810	8,208
	MSCI Inc.	13,987	8,121
	W R Berkley Corp.	134,276	8,016
	Northern Trust Corp.	87,448	7,976
	KeyCorp	400,137	6,826
*	Markel Group Inc.	4,241	6,788
	Fidelity National Financial Inc.	112,237	6,618
	Apollo Global Management Inc.	56,877	6,582
	Loews Corp.	78,423	6,426
	Reinsurance Group of America Inc.	28,377	6,265
	Everest Group Ltd.	15,579	6,111
	Brown & Brown Inc.	57,836	6,080
30

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Interactive Brokers Group Inc. Class A	44,867	5,783
*	Robinhood Markets Inc. Class A	287,224	5,779
	RenaissanceRe Holdings Ltd.	22,428	5,714
	East West Bancorp Inc.	59,615	5,012
	Unum Group	82,494	4,578
	FactSet Research Systems Inc.	10,616	4,489
	Ally Financial Inc.	102,511	4,427
	Assurant Inc.	22,462	4,410
	Annaly Capital Management Inc.	216,308	4,361
	Globe Life Inc.	40,084	4,211
	American Financial Group Inc.	31,015	4,144
	Primerica Inc.	14,940	3,933
	First Horizon Corp.	235,962	3,915
	Old Republic International Corp.	108,814	3,903
	MarketAxess Holdings Inc.	15,959	3,868
	Evercore Inc. Class A	15,494	3,808
	Carlyle Group Inc.	94,582	3,796
	Western Alliance Bancorp	46,403	3,790
	Stifel Financial Corp.	42,863	3,778
	Tradeweb Markets Inc. Class A	30,377	3,592
	Webster Financial Corp.	73,697	3,495
	Jefferies Financial Group Inc.	55,850	3,348
	Commerce Bancshares Inc.	51,493	3,294
	Comerica Inc.	57,236	3,269
	Corebridge Financial Inc.	110,485	3,266
	Pinnacle Financial Partners Inc.	32,718	3,258
	Houlihan Lokey Inc.	20,192	3,162
	Voya Financial Inc.	43,866	3,107
	Zions Bancorp NA	62,479	3,096
	AGNC Investment Corp.	300,699	3,070
	Wintrust Financial Corp.	28,103	3,058
*	SoFi Technologies Inc.	374,766	2,994
	SEI Investments Co.	43,764	2,960
	MGIC Investment Corp.	115,227	2,930
	XP Inc. Class A	158,497	2,918
	Synovus Financial Corp.	63,039	2,907
	Cullen/Frost Bankers Inc.	25,419	2,853
	Prosperity Bancshares Inc.	38,716	2,849
	Popular Inc.	27,718	2,841
	First American Financial Corp.	43,126	2,751
	Invesco Ltd.	158,186	2,703
	Axis Capital Holdings Ltd.	33,502	2,676
	Starwood Property Trust Inc.	127,894	2,665
	RLI Corp.	16,779	2,586
*	Coinbase Global Inc. Class A	13,650	2,503
	Rithm Capital Corp.	209,105	2,497
	Franklin Resources Inc.	123,029	2,490
	OneMain Holdings Inc.	48,719	2,407
	Affiliated Managers Group Inc.	13,814	2,401
	Lincoln National Corp.	73,699	2,366
	FNB Corp.	153,461	2,299
	Columbia Banking System Inc.	89,863	2,263
	Hanover Insurance Group Inc.	15,387	2,262
	Janus Henderson Group plc	56,006	2,106
	SLM Corp.	94,553	2,086
	White Mountains Insurance Group Ltd.	1,079	1,990
	Bank OZK	45,835	1,987
	Assured Guaranty Ltd.	22,923	1,836
	Ameriprise Financial Inc.	3,817	1,716
	Kemper Corp.	26,238	1,640
	TPG Inc.	27,347	1,380
	First Hawaiian Inc.	55,223	1,344
*	Brighthouse Financial Inc.	26,735	1,227
*	Rocket Cos. Inc. Class A	59,991	1,179
	Virtu Financial Inc. Class A	35,752	1,098
	BOK Financial Corp.	9,838	1,033
	Broadridge Financial Solutions Inc.	4,381	933
	CNA Financial Corp.	9,522	494
	TFS Financial Corp.	21,872	297
*	Credit Acceptance Corp.	560	261
31

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Lazard Inc.	2,980	149
	UWM Holdings Corp.	12,749	120
			2,149,447
Health Care (15.2%)
	UnitedHealth Group Inc.	370,767	218,827
	Johnson & Johnson	1,043,504	173,076
	Thermo Fisher Scientific Inc.	165,192	101,605
	AbbVie Inc.	435,308	85,455
	Abbott Laboratories	748,198	84,748
	Danaher Corp.	286,356	77,119
	Pfizer Inc.	2,452,454	71,146
*	Boston Scientific Corp.	635,333	51,964
	Medtronic plc	574,991	50,933
*	Regeneron Pharmaceuticals Inc.	41,405	49,052
	Elevance Health Inc.	84,486	47,049
	Bristol-Myers Squibb Co.	877,345	43,823
	Gilead Sciences Inc.	539,840	42,647
	Stryker Corp.	110,038	39,660
	Cigna Group	109,594	39,652
	Becton Dickinson & Co.	125,035	30,310
*	Vertex Pharmaceuticals Inc.	55,921	27,731
	HCA Healthcare Inc.	63,117	24,968
	Humana Inc.	52,129	18,478
*	Centene Corp.	230,663	18,183
	Agilent Technologies Inc.	126,651	18,101
*	IQVIA Holdings Inc.	69,129	17,389
	Amgen Inc.	51,279	17,118
*	Edwards Lifesciences Corp.	209,136	14,631
	GE Healthcare Inc.	167,033	14,168
*	Biogen Inc.	63,002	12,900
	ResMed Inc.	45,702	11,198
*	Moderna Inc.	139,686	10,812
	STERIS plc	42,585	10,267
	Zimmer Biomet Holdings Inc.	88,402	10,207
*	Illumina Inc.	68,834	9,045
*	Cooper Cos. Inc.	84,357	8,919
	Labcorp Holdings Inc.	36,333	8,353
	Baxter International Inc.	220,094	8,350
*	Hologic Inc.	99,883	8,114
*	Avantor Inc.	293,244	7,577
	Quest Diagnostics Inc.	47,974	7,530
*	BioMarin Pharmaceutical Inc.	81,661	7,448
*	Tenet Healthcare Corp.	41,918	6,952
*	United Therapeutics Corp.	18,881	6,864
	Revvity Inc.	53,179	6,517
	Zoetis Inc.	34,595	6,348
	Viatris Inc.	513,304	6,201
	Universal Health Services Inc. Class B	25,031	5,957
	Teleflex Inc.	20,361	4,992
	Bio-Techne Corp.	67,174	4,970
*	Incyte Corp.	75,422	4,952
	Royalty Pharma plc Class A	169,238	4,913
	Cardinal Health Inc.	42,728	4,816
*	Catalent Inc.	78,223	4,768
*	Charles River Laboratories International Inc.	22,057	4,362
*	Qiagen NV	95,425	4,362
	Encompass Health Corp.	42,736	3,977
*	Henry Schein Inc.	55,224	3,896
	West Pharmaceutical Services Inc.	12,338	3,870
*	Solventum Corp.	59,970	3,845
*	Globus Medical Inc. Class A	48,371	3,517
	Chemed Corp.	5,753	3,372
*	Elanco Animal Health Inc. (XNYS)	212,794	3,292
*	Molina Healthcare Inc.	9,281	3,246
*	Acadia Healthcare Co. Inc.	39,358	3,225
*	Align Technology Inc.	13,440	3,188
*	Repligen Corp.	20,631	3,114
*	Jazz Pharmaceuticals plc	26,295	3,050
*	Exact Sciences Corp.	47,667	2,941
32

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Bio-Rad Laboratories Inc. Class A	8,355	2,818
	Organon & Co.	111,433	2,490
	Dentsply Sirona Inc.	89,256	2,257
*	Roivant Sciences Ltd.	151,778	1,856
*	Doximity Inc. Class A	47,898	1,762
	Perrigo Co. plc	58,682	1,708
*	Alnylam Pharmaceuticals Inc.	6,112	1,606
*	Envista Holdings Corp.	74,419	1,359
*	Amedisys Inc.	13,814	1,354
*	Azenta Inc.	23,612	1,169
	Bruker Corp.	16,606	1,116
*	Enovis Corp.	23,603	1,100
*	Masimo Corp.	8,935	1,050
	Premier Inc. Class A	51,516	1,049
*	QuidelOrtho Corp.	23,308	985
*	R1 RCM Inc.	67,950	959
*	Sotera Health Co.	54,363	839
*	Fortrea Holdings Inc.	34,869	804
*	Certara Inc.	52,103	638
*	Exelixis Inc.	20,591	536
*	10X Genomics Inc. Class A	14,894	348
*	Ionis Pharmaceuticals Inc.	4,318	206
*	GRAIL Inc.	11,484	162
			1,648,231
Industrials (18.1%)
	Accenture plc Class A	271,418	92,811
	RTX Corp.	575,176	70,942
	Caterpillar Inc.	181,473	64,623
	General Electric Co.	369,627	64,544
	Eaton Corp. plc	172,677	53,000
	Honeywell International Inc.	238,196	49,523
	Deere & Co.	110,185	42,503
	United Parcel Service Inc. Class B (XNYS)	315,296	40,531
	American Express Co.	153,490	39,700
*	Boeing Co.	210,182	36,517
	Lockheed Martin Corp.	62,797	35,675
	General Dynamics Corp.	118,100	35,354
	Union Pacific Corp.	137,483	35,208
	Parker-Hannifin Corp.	55,328	33,208
*	PayPal Holdings Inc.	452,506	32,775
	Northrop Grumman Corp.	60,379	31,591
*	Fiserv Inc.	171,791	29,995
	FedEx Corp.	97,900	29,250
	CSX Corp.	845,032	28,959
	CRH plc	297,119	26,969
	3M Co.	194,554	26,204
	Emerson Electric Co.	247,138	26,046
	TransDigm Group Inc.	18,789	25,801
	Norfolk Southern Corp.	97,729	25,034
	Capital One Financial Corp.	163,730	24,057
*	GE Vernova Inc.	117,832	23,684
	Trane Technologies plc	64,536	23,340
	PACCAR Inc.	222,423	21,393
	Carrier Global Corp.	292,835	21,313
	Illinois Tool Works Inc.	80,065	20,271
	Fidelity National Information Services Inc.	243,036	20,038
	L3Harris Technologies Inc.	81,894	19,382
	Cummins Inc.	59,076	18,482
	Johnson Controls International plc	246,487	17,957
	AMETEK Inc.	99,827	17,075
	Ferguson Enterprises Inc.	81,625	16,791
	Otis Worldwide Corp.	174,726	16,545
	Dow Inc.	304,380	16,309
	United Rentals Inc.	21,777	16,142
	Ingersoll Rand Inc. (XYNS)	174,524	15,960
	Howmet Aerospace Inc.	164,538	15,904
	DuPont de Nemours Inc.	180,757	15,229
	Xylem Inc.	104,499	14,372
	Martin Marietta Materials Inc.	25,037	13,374
33

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Mettler-Toledo International Inc.	9,128	13,136
	PPG Industries Inc.	101,076	13,113
	Equifax Inc.	42,439	13,034
	Westinghouse Air Brake Technologies Corp.	75,642	12,827
	Rockwell Automation Inc.	44,998	12,241
	Global Payments Inc.	110,082	12,220
	Quanta Services Inc.	43,600	11,996
	Paychex Inc.	89,087	11,688
*	Keysight Technologies Inc.	75,326	11,609
	Fortive Corp.	152,085	11,315
	Dover Corp.	59,307	11,033
	Vulcan Materials Co.	42,435	10,405
	Hubbell Inc.	23,133	9,251
*	Block Inc. (XNYS)	138,814	9,173
*	Teledyne Technologies Inc.	20,292	8,782
	Synchrony Financial	173,332	8,712
	Ball Corp.	134,616	8,590
*	Builders FirstSource Inc.	47,153	8,205
	Jacobs Solutions Inc.	53,923	8,136
	Packaging Corp. of America	38,324	8,030
	TransUnion	79,092	7,657
	Masco Corp.	95,135	7,569
	Carlisle Cos. Inc.	17,783	7,536
	Textron Inc.	82,235	7,500
	Amcor plc	622,081	7,117
	Watsco Inc.	14,939	7,102
	Stanley Black & Decker Inc.	66,452	6,802
	IDEX Corp.	32,736	6,759
	Veralto Corp.	58,717	6,602
	Snap-on Inc.	22,354	6,343
	Pentair plc	71,408	6,333
	Expeditors International of Washington Inc.	51,124	6,309
	Owens Corning	37,293	6,292
	Nordson Corp.	24,513	6,289
	JB Hunt Transport Services Inc.	35,911	6,220
	Graco Inc.	72,381	6,033
*	Zebra Technologies Corp. Class A	17,382	6,003
*	Trimble Inc.	105,319	5,971
	AECOM	58,654	5,874
	Jack Henry & Associates Inc.	31,363	5,427
	Allegion plc	37,779	5,245
	Smurfit WestRock plc	110,615	5,245
	Curtiss-Wright Corp.	16,473	5,203
	CH Robinson Worldwide Inc.	49,615	5,136
*	TopBuild Corp.	12,634	4,965
	ITT Inc.	35,636	4,961
	RPM International Inc.	42,514	4,942
	nVent Electric plc	71,472	4,857
	Huntington Ingalls Industries Inc.	17,081	4,830
	Regal Rexnord Corp.	28,663	4,810
	EMCOR Group Inc.	12,153	4,777
	Crown Holdings Inc.	50,549	4,570
	AptarGroup Inc.	28,551	4,374
	A O Smith Corp.	51,947	4,349
*	Affirm Holdings Inc.	98,454	4,333
	Tetra Tech Inc.	18,087	4,300
	Woodward Inc.	25,734	4,289
	Fortune Brands Innovations Inc.	53,842	4,276
	Toro Co.	45,168	4,183
	Graphic Packaging Holding Co.	131,328	3,931
	CNH Industrial NV	377,261	3,901
	Donaldson Co. Inc.	51,878	3,773
*	Mohawk Industries Inc.	22,943	3,559
	Knight-Swift Transportation Holdings Inc.	67,579	3,540
	Automatic Data Processing Inc.	12,801	3,532
	Allison Transmission Holdings Inc.	37,745	3,501
*	API Group Corp.	98,279	3,494
*	FTI Consulting Inc.	15,210	3,473
*	Axalta Coating Systems Ltd.	95,091	3,471
	Berry Global Group Inc.	50,042	3,446
34

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Waters Corp.	9,932	3,440
*	ATI Inc.	53,302	3,405
	Acuity Brands Inc.	13,341	3,398
	Crane Co.	21,132	3,347
	Sherwin-Williams Co.	9,048	3,342
	Lincoln Electric Holdings Inc.	17,223	3,335
*	Middleby Corp.	23,040	3,240
	MKS Instruments Inc.	27,155	3,238
	BWX Technologies Inc.	31,332	3,227
*	WEX Inc.	16,347	3,123
	WESCO International Inc.	18,866	3,120
*	MasTec Inc.	27,056	3,061
	Oshkosh Corp.	28,152	3,038
	Simpson Manufacturing Co. Inc.	16,573	3,034
*	Kirby Corp.	25,090	3,009
	Genpact Ltd.	75,921	2,978
	MSA Safety Inc.	15,988	2,920
	Littelfuse Inc.	10,530	2,866
	Cognex Corp.	70,274	2,838
	Flowserve Corp.	56,746	2,830
	Landstar System Inc.	15,373	2,806
	Advanced Drainage Systems Inc.	17,810	2,792
*	Fair Isaac Corp.	1,598	2,765
	Robert Half Inc.	44,094	2,763
	Ryder System Inc.	18,623	2,705
	Esab Corp.	24,420	2,563
*	GXO Logistics Inc.	50,673	2,536
	Sensata Technologies Holding plc	64,697	2,494
	Valmont Industries Inc.	8,615	2,462
	AGCO Corp.	26,871	2,446
	WW Grainger Inc.	2,468	2,431
	Sonoco Products Co.	42,218	2,388
	Vontier Corp.	66,653	2,335
	Brunswick Corp.	29,185	2,307
	MDU Resources Group Inc.	87,617	2,251
*	WillScot Holdings Corp.	56,257	2,168
	Air Lease Corp.	44,996	2,082
	Sealed Air Corp.	59,583	2,082
*	Generac Holdings Inc.	12,985	2,033
*	Euronet Worldwide Inc.	18,656	2,013
	Silgan Holdings Inc.	35,901	1,877
*	Bill Holdings Inc.	33,292	1,816
*	Saia Inc.	4,764	1,790
	MSC Industrial Direct Co. Inc. Class A	19,774	1,626
*	Gates Industrial Corp. plc	88,764	1,612
	Armstrong World Industries Inc.	12,450	1,578
*	Spirit AeroSystems Holdings Inc. Class A	43,912	1,546
	Cintas Corp.	1,910	1,538
	ManpowerGroup Inc.	20,710	1,531
	Western Union Co.	120,726	1,473
	Crane NXT Co.	21,225	1,247
*	Core & Main Inc. Class A	24,678	1,185
	Eagle Materials Inc.	3,566	919
*	Hayward Holdings Inc.	61,773	917
	ADT Inc.	125,660	916
	Louisiana-Pacific Corp.	8,465	822
	Vestis Corp.	56,962	801
*	AZEK Co. Inc.	18,576	792
	Schneider National Inc. Class B	20,338	551
*	Ardagh Group SA	8,833	71
*	Loar Holdings Inc.	401	30
			1,954,730
Real Estate (4.8%)
	Prologis Inc.	399,679	51,087
	Equinix Inc.	38,788	32,363
	Welltower Inc.	255,950	30,888
	Realty Income Corp.	372,669	23,146
	Digital Realty Trust Inc.	139,642	21,171
	Crown Castle Inc.	187,983	21,058
35

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Public Storage	57,989	19,932
	Simon Property Group Inc.	104,089	17,419
	Extra Space Storage Inc.	90,424	16,005
*	CBRE Group Inc. Class A	132,282	15,231
	VICI Properties Inc.	450,614	15,087
	AvalonBay Communities Inc.	61,344	13,847
*	CoStar Group Inc.	175,407	13,559
	Equity Residential	163,241	12,223
	Ventas Inc.	174,389	10,831
	SBA Communications Corp.	46,395	10,516
	Invitation Homes Inc.	264,645	9,750
	Weyerhaeuser Co.	315,223	9,611
	Alexandria Real Estate Equities Inc.	74,917	8,958
	Essex Property Trust Inc.	27,609	8,332
	Mid-America Apartment Communities Inc.	50,220	8,154
	Sun Communities Inc.	53,330	7,212
	Healthpeak Properties Inc.	306,486	6,828
	Kimco Realty Corp.	284,901	6,627
	UDR Inc.	142,006	6,321
	Iron Mountain Inc.	53,972	6,113
	Gaming and Leisure Properties Inc.	112,649	5,860
	American Homes 4 Rent Class A	145,972	5,805
	Equity LifeStyle Properties Inc.	79,639	5,791
	Regency Centers Corp.	79,437	5,774
	WP Carey Inc.	93,697	5,624
	Camden Property Trust	44,767	5,605
	Host Hotels & Resorts Inc.	301,432	5,335
	BXP Inc.	67,865	5,105
	CubeSmart	96,740	5,014
	Rexford Industrial Realty Inc.	93,199	4,746
	Omega Healthcare Investors Inc.	106,704	4,219
	Federal Realty Investment Trust	35,618	4,096
	EastGroup Properties Inc.	20,638	3,847
	NNN REIT Inc.	78,276	3,678
*	Jones Lang LaSalle Inc.	14,100	3,599
	Americold Realty Trust Inc.	122,860	3,563
	Brixmor Property Group Inc.	129,508	3,547
	Lamar Advertising Co. Class A	28,118	3,537
	First Industrial Realty Trust Inc.	57,063	3,237
	STAG Industrial Inc.	78,105	3,169
	Agree Realty Corp.	42,770	3,123
	Healthcare Realty Trust Inc.	164,309	2,925
*	Zillow Group Inc. Class C	51,396	2,842
	Vornado Realty Trust	75,595	2,598
*	Zillow Group Inc. Class A	38,046	2,033
	Rayonier Inc.	63,973	1,971
	Cousins Properties Inc.	65,259	1,861
	Kilroy Realty Corp.	50,355	1,826
	EPR Properties	32,350	1,536
	Highwoods Properties Inc.	45,180	1,456
	National Storage Affiliates Trust	31,034	1,451
	Park Hotels & Resorts Inc.	89,951	1,374
[1]	Medical Properties Trust Inc.	257,115	1,157
*	Howard Hughes Holdings Inc.	13,450	1,012
*	Seaport Entertainment Group Inc.	1,472	45
*	Lineage Inc.	199	17
			520,647
Technology (6.9%)
	International Business Machines Corp.	396,825	80,210
	Texas Instruments Inc.	346,098	74,183
	Analog Devices Inc.	214,331	50,334
	Micron Technology Inc.	476,825	45,890
	Intel Corp.	1,843,332	40,627
*	Advanced Micro Devices Inc.	236,756	35,173
	Marvell Technology Inc.	340,939	25,993
	Roper Technologies Inc.	46,172	25,598
	Microchip Technology Inc.	229,299	18,839
	Cognizant Technology Solutions Corp. Class A	215,204	16,736
	Salesforce Inc.	61,663	15,595
36

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	ON Semiconductor Corp.	185,675	14,459
	Amphenol Corp. Class A	213,094	14,373
	Corning Inc.	331,502	13,873
*	ANSYS Inc.	37,722	12,125
	HP Inc.	320,575	11,598
	Hewlett Packard Enterprise Co.	561,014	10,867
	Dell Technologies Inc. Class C	90,149	10,416
*	Western Digital Corp.	141,060	9,252
	Leidos Holdings Inc.	58,289	9,239
*	MicroStrategy Inc. Class A	63,471	8,405
	Skyworks Solutions Inc.	69,401	7,606
*	Zoom Video Communications Inc. Class A	107,785	7,446
	SS&C Technologies Holdings Inc.	92,945	6,979
*	Akamai Technologies Inc.	65,034	6,623
	CDW Corp.	28,861	6,512
*	VeriSign Inc.	35,047	6,445
	Gen Digital Inc. (XNGS)	243,414	6,441
	NetApp Inc.	49,165	5,935
	Applied Materials Inc.	29,147	5,750
	QUALCOMM Inc.	29,931	5,247
*	F5 Inc.	25,254	5,130
	Jabil Inc.	46,629	5,096
*	Qorvo Inc.	41,650	4,827
*	Nutanix Inc. Class A	75,112	4,746
*	CACI International Inc. Class A	9,533	4,653
*	EPAM Systems Inc.	22,519	4,521
*	Coherent Corp.	57,131	4,453
	Amdocs Ltd.	49,538	4,308
*	Match Group Inc.	114,360	4,255
	TD SYNNEX Corp.	32,539	3,951
*	Fortinet Inc.	50,240	3,854
*	Twilio Inc. Class A	60,379	3,789
	KBR Inc.	52,533	3,644
*	PTC Inc.	20,115	3,602
*	Cirrus Logic Inc.	23,262	3,389
*	Onto Innovation Inc.	15,716	3,351
*	Dayforce Inc.	57,263	3,274
*	Arrow Electronics Inc.	23,298	3,147
*	Okta Inc.	36,941	2,908
	Science Applications International Corp.	22,108	2,887
*	Guidewire Software Inc.	19,303	2,872
*	Aspen Technology Inc.	11,621	2,721
*	Maplebear Inc.	74,331	2,668
*	MACOM Technology Solutions Holdings Inc.	24,100	2,632
*	DoorDash Inc. Class A	19,024	2,449
*	Kyndryl Holdings Inc.	98,243	2,327
	Avnet Inc.	38,853	2,144
*	CCC Intelligent Solutions Holdings Inc.	192,613	2,076
*	GLOBALFOUNDRIES Inc.	42,385	1,979
*	SentinelOne Inc. Class A	83,301	1,963
	Universal Display Corp.	9,983	1,934
*	Parsons Corp.	19,815	1,892
*	Dropbox Inc. Class A	74,823	1,881
	Dolby Laboratories Inc. Class A	25,205	1,799
*	IAC Inc.	32,205	1,700
*	DXC Technology Co.	78,570	1,624
*	Tyler Technologies Inc.	2,751	1,617
	Amkor Technology Inc.	48,857	1,607
	Dun & Bradstreet Holdings Inc.	131,010	1,572
	Concentrix Corp.	20,580	1,548
*	ZoomInfo Technologies Inc.	135,343	1,339
	Paycom Software Inc.	8,141	1,325
*	Clarivate plc	176,840	1,213
*	Unity Software Inc.	71,667	1,173
*	Globant SA	4,488	908
*	IPG Photonics Corp.	12,284	840
*	Pure Storage Inc. Class A	16,073	824
	Teradyne Inc.	5,889	805
*	Allegro MicroSystems Inc.	32,560	799
*	Informatica Inc. Class A	27,637	688
37

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	DoubleVerify Holdings Inc.	27,347	539
*	Wolfspeed Inc.	53,889	525
*	nCino Inc.	13,658	409
*	Paycor HCM Inc.	28,350	401
*	Astera Labs Inc.	9,091	391
*	Lattice Semiconductor Corp.	7,951	377
*	HashiCorp Inc. Class A	9,109	309
*	UiPath Inc. Class A	23,807	307
*,1	Trump Media & Technology Group Corp.	9,360	183
			742,914
Telecommunications (3.6%)
	Cisco Systems Inc.	1,753,964	88,645
	Verizon Communications Inc.	1,822,881	76,160
	Comcast Corp. Class A	1,683,399	66,612
	AT&T Inc.	3,105,311	61,796
	T-Mobile US Inc.	209,284	41,589
	Motorola Solutions Inc.	37,350	16,510
*	Charter Communications Inc. Class A	40,557	14,095
	Juniper Networks Inc.	139,006	5,405
*	Ciena Corp.	62,214	3,587
*	Roku Inc.	46,430	3,147
*	Frontier Communications Parent Inc.	106,049	3,054
*	Liberty Broadband Corp. Class C	37,903	2,364
*	Lumentum Holdings Inc.	28,764	1,657
*	Liberty Global Ltd. Class C	74,288	1,461
*	Liberty Global Ltd. Class A	71,879	1,391
	Iridium Communications Inc.	47,182	1,217
*	Liberty Broadband Corp. Class A	3,458	212
	Ubiquiti Inc.	978	189
*,2	GCI Liberty Inc.	26,959	—
			389,091
Utilities (4.9%)
	NextEra Energy Inc.	889,410	71,606
	Southern Co.	473,625	40,921
	Duke Energy Corp.	333,703	38,025
	American Electric Power Co. Inc.	228,041	22,868
	Constellation Energy Corp.	114,529	22,528
	Sempra	273,941	22,512
	Dominion Energy Inc.	362,375	20,257
	Republic Services Inc.	88,770	18,483
	PG&E Corp.	924,401	18,211
	Public Service Enterprise Group Inc.	215,624	17,412
	Exelon Corp.	432,670	16,480
	Consolidated Edison Inc.	149,697	15,203
	Xcel Energy Inc.	240,509	14,726
	Edison International	164,425	14,310
	WEC Energy Group Inc.	136,782	12,725
	American Water Works Co. Inc.	84,324	12,068
	DTE Energy Co.	89,344	11,170
	Entergy Corp.	92,190	11,126
	FirstEnergy Corp.	248,970	10,935
	Eversource Energy	151,780	10,250
	PPL Corp.	319,313	10,189
	Ameren Corp.	115,039	9,492
	CMS Energy Corp.	128,748	8,737
	Atmos Energy Corp.	65,019	8,501
	CenterPoint Energy Inc.	273,937	7,479
	Alliant Energy Corp.	110,835	6,458
	NiSource Inc.	194,033	6,415
	Evergy Inc.	96,342	5,698
*	Clean Harbors Inc.	22,266	5,475
	AES Corp.	306,684	5,254
	NRG Energy Inc.	54,683	4,649
	Pinnacle West Capital Corp.	49,133	4,300
	Essential Utilities Inc.	108,830	4,243
	OGE Energy Corp.	86,359	3,416
*	Stericycle Inc.	39,849	2,361
	National Fuel Gas Co.	39,376	2,353
	UGI Corp.	90,860	2,263
38

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	IDACORP Inc.	21,812	2,223
[1]	Brookfield Renewable Corp. Class A	58,539	1,668
	Clearway Energy Inc. Class C	38,377	1,111
	Avangrid Inc.	30,737	1,097
	Clearway Energy Inc. Class A	11,748	316
			525,514
Total Common Stocks (Cost $9,062,327)			10,785,384
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.373% (Cost $9,089)	90,911	9,090
Total Investments (99.9%) (Cost $9,071,416)			10,794,474
Other Assets and Liabilities—Net (0.1%)			14,703
Net Assets (100%)			10,809,177
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,747,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,169,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	58	16,417	331

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carrier Global Corp.	8/29/25	BANA	5,095	(5.320)	—	—
Johnson Controls International plc	8/29/25	BANA	3,497	(5.320)	—	—
					—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Russell 1000 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,062,327)	10,785,384
Affiliated Issuers (Cost $9,089)	9,090
Total Investments in Securities	10,794,474
Investment in Vanguard	294
Cash Collateral Pledged—Futures Contracts	670
Cash Collateral Pledged—Over-the-Counter Swap Contracts	80
Receivables for Investment Securities Sold	912
Receivables for Accrued Income	18,930
Receivables for Capital Shares Issued	334
Variation Margin Receivable—Futures Contracts	123
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	10,815,817
Liabilities
Due to Custodian	1,022
Payables for Investment Securities Purchased	71
Collateral for Securities on Loan	4,169
Payables for Capital Shares Redeemed	1,014
Payables to Vanguard	364
Total Liabilities	6,640
Net Assets	10,809,177
1 Includes $3,747,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	10,161,309
Total Distributable Earnings (Loss)	647,868
Net Assets	10,809,177

ETF Shares—Net Assets
Applicable to 113,177,615 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,348,962
Net Asset Value Per Share—ETF Shares	$82.60

Institutional Shares—Net Assets
Applicable to 4,525,690 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,460,215
Net Asset Value Per Share—Institutional Shares	$322.65

See accompanying Notes, which are an integral part of the Financial Statements.
40

Russell 1000 Value Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	208,609
Interest[2]	458
Securities Lending—Net	851
Total Income	209,918
Expenses
The Vanguard Group—Note B
Investment Advisory Services	189
Management and Administrative—ETF Shares	5,344
Management and Administrative—Institutional Shares	838
Marketing and Distribution—ETF Shares	401
Marketing and Distribution—Institutional Shares	48
Custodian Fees	226
Auditing Fees	30
Shareholders’ Reports—ETF Shares	159
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	6
Other Expenses	19
Total Expenses	7,263
Expenses Paid Indirectly	(1)
Net Expenses	7,262
Net Investment Income	202,656
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	246,489
Futures Contracts	2,571
Swap Contracts	1,486
Realized Net Gain (Loss)	250,546
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,435,768
Futures Contracts	133
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	1,435,901
Net Increase (Decrease) in Net Assets Resulting from Operations	1,889,103
1	Dividends are net of foreign withholding taxes of $36,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $428,000, ($2,000), less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $483,710,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Russell 1000 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	202,656	181,917
Realized Net Gain (Loss)	250,546	295,118
Change in Unrealized Appreciation (Depreciation)	1,435,901	169,788
Net Increase (Decrease) in Net Assets Resulting from Operations	1,889,103	646,823
Distributions
ETF Shares	(171,696)	(145,415)
Institutional Shares	(29,348)	(34,279)
Total Distributions	(201,044)	(179,694)
Capital Share Transactions
ETF Shares	1,136,134	400,261
Institutional Shares	(179,811)	(290,991)
Net Increase (Decrease) from Capital Share Transactions	956,323	109,270
Total Increase (Decrease)	2,644,382	576,399
Net Assets
Beginning of Period	8,164,795	7,588,396
End of Period	10,809,177	8,164,795

See accompanying Notes, which are an integral part of the Financial Statements.
42

Russell 1000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$69.71	$65.70	$71.54	$53.52	$54.61
Investment Operations
Net Investment Income[2]	1.615	1.523	1.415	1.282	1.408
Net Realized and Unrealized Gain (Loss) on Investments	12.848	3.964	(5.875)	17.932	(1.056)
Total from Investment Operations	14.463	5.487	(4.460)	19.214	.352
Distributions
Dividends from Net Investment Income	(1.573)	(1.477)	(1.380)	(1.194)	(1.442)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.573)	(1.477)	(1.380)	(1.194)	(1.442)
Net Asset Value, End of Period	$82.60	$69.71	$65.70	$71.54	$53.52
Total Return	21.06%	8.55%	-6.32%	36.32%	0.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,349	$6,760	$5,980	$6,569	$2,646
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.27%	2.02%	1.99%	2.65%
Portfolio Turnover Rate[4]	17%	15%	14%	19%	24%
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
43

Russell 1000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$272.26	$256.61	$279.40	$209.00	$213.25
Investment Operations
Net Investment Income[1]	6.312	5.952	5.555	5.002	5.594
Net Realized and Unrealized Gain (Loss) on Investments	50.244	15.489	(22.930)	70.071	(4.226)
Total from Investment Operations	56.556	21.441	(17.375)	75.073	1.368
Distributions
Dividends from Net Investment Income	(6.166)	(5.791)	(5.415)	(4.673)	(5.618)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.166)	(5.791)	(5.415)	(4.673)	(5.618)
Net Asset Value, End of Period	$322.65	$272.26	$256.61	$279.40	$209.00
Total Return	21.09%	8.55%	-6.30%	36.35%	0.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,460	$1,405	$1,608	$1,773	$1,207
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.27%	2.03%	2.01%	2.64%
Portfolio Turnover Rate[3]	17%	15%	14%	19%	24%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
44

Russell 1000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
45

Russell 1000 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $294,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
46

Russell 1000 Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,785,313	71	—	10,785,384
Temporary Cash Investments	9,090	—	—	9,090
Total	10,794,403	71	—	10,794,474
Derivative Financial Instruments
Assets
Futures Contracts[1]	331	—	—	331
Swap Contracts	—	—	—	—
Total	331	—	—	331
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	483,568
Total Distributable Earnings (Loss)	(483,568)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	39,675
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,707,657
Capital Loss Carryforwards	(1,099,464)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	647,868
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	201,044	179,694
Long-Term Capital Gains	—	—
Total	201,044	179,694
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,086,817
Gross Unrealized Appreciation	2,133,474
Gross Unrealized Depreciation	(425,817)
Net Unrealized Appreciation (Depreciation)	1,707,657
47

Russell 1000 Value Index Fund
F.	During the year ended August 31, 2024, the fund purchased $1,591,376,000 of investment securities and sold $1,738,844,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,525,626,000 and $1,417,991,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were  $898,719,000 and sales were $314,769,000, resulting in net realized loss of $54,146,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,571,479	35,425	2,616,326	39,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,435,345)	(19,225)	(2,216,065)	(33,100)
Net Increase (Decrease)—ETF Shares	1,136,134	16,200	400,261	5,950
Institutional Shares
Issued	215,029	739	283,411	1,096
Issued in Lieu of Cash Distributions	25,747	90	29,613	117
Redeemed	(420,587)	(1,463)	(604,015)	(2,319)
Net Increase (Decrease)—Institutional Shares	(179,811)	(634)	(290,991)	(1,106)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
48

Russell 1000 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.4%)
	Ecolab Inc.	237,237	60,064
	Fastenal Co.	528,108	36,059
	Southern Copper Corp.	94,885	9,652
	Avery Dennison Corp.	33,136	7,351
*	Valvoline Inc.	141,326	5,964
	Celanese Corp.	31,131	4,066
*	Cleveland-Cliffs Inc.	167,029	2,181
	Chemours Co.	11,755	228
			125,565
Consumer Discretionary (17.3%)
*	Amazon.com Inc.	10,171,373	1,815,590
*	Tesla Inc.	3,043,051	651,548
	Costco Wholesale Corp.	485,410	433,170
*	Netflix Inc.	468,485	328,572
	Home Depot Inc.	866,700	319,379
*	Uber Technologies Inc.	2,199,821	160,873
	Booking Holdings Inc.	35,034	136,956
	Starbucks Corp.	962,670	91,040
	TJX Cos. Inc.	733,293	85,993
*	Chipotle Mexican Grill Inc.	1,495,467	83,866
	NIKE Inc. Class B	813,962	67,819
*	O'Reilly Automotive Inc.	59,130	66,815
*	Airbnb Inc. Class A	478,521	56,135
*	AutoZone Inc.	17,220	54,785
*	Spotify Technology SA	158,888	54,479
*	Trade Desk Inc. Class A	483,758	50,567
*	Copart Inc.	889,972	47,133
*	Lululemon Athletica Inc.	132,133	34,285
	Tractor Supply Co.	118,113	31,601
	Hilton Worldwide Holdings Inc.	137,902	30,289
*	Coupang Inc.	1,267,701	28,080
*	Deckers Outdoor Corp.	27,925	26,788
*	Roblox Corp. Class A	559,119	24,596
*	Expedia Group Inc.	138,425	19,254
*	Burlington Stores Inc.	69,441	18,627
*	Live Nation Entertainment Inc.	172,855	16,883
*	DraftKings Inc. Class A	486,335	16,779
*	Ulta Beauty Inc.	45,387	16,014
	Yum! Brands Inc.	118,360	15,969
	Rollins Inc.	305,924	15,351
	Las Vegas Sands Corp.	391,630	15,270
*	Royal Caribbean Cruises Ltd.	90,006	14,817
	McDonald's Corp.	50,513	14,581
	Pool Corp.	40,760	14,332
	Ross Stores Inc.	83,370	12,556
	Wingstop Inc.	32,122	12,403
	Texas Roadhouse Inc.	72,968	12,313
	Williams-Sonoma Inc.	82,526	11,086
	Darden Restaurants Inc.	68,811	10,882
*	Light & Wonder Inc.	98,725	10,842
	Murphy USA Inc.	20,642	10,726
	Churchill Downs Inc.	76,221	10,592
	Tempur Sealy International Inc.	183,613	9,627
*	Cava Group Inc.	82,594	9,419
	Hasbro Inc.	133,034	9,068
*	e.l.f. Beauty Inc.	57,908	8,674
*	Duolingo Inc.	40,132	8,531
*	Norwegian Cruise Line Holdings Ltd.	468,383	8,379
	Estee Lauder Cos. Inc. Class A	91,096	8,350
49

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Vail Resorts Inc.	34,953	6,351
*	Liberty Media Corp.-Liberty Formula One Class C	80,467	6,280
*	Carvana Co.	40,381	6,082
	Domino's Pizza Inc.	13,261	5,493
*	Floor & Decor Holdings Inc. Class A	42,062	4,729
*	Etsy Inc.	83,084	4,577
*	Planet Fitness Inc. Class A	51,649	4,194
*	Five Below Inc.	47,343	3,571
[1]	Choice Hotels International Inc.	26,690	3,405
*	Lyft Inc. Class A	272,472	3,180
	U-Haul Holding Co.	45,527	3,112
*	SiteOne Landscape Supply Inc.	18,022	2,557
	Nexstar Media Group Inc.	13,344	2,280
	H&R Block Inc.	29,499	1,868
*	Crocs Inc.	11,607	1,697
	Wendy's Co.	92,915	1,572
*	Grand Canyon Education Inc.	10,254	1,487
	TKO Group Holdings Inc.	11,723	1,386
	SharkNinja Inc.	14,267	1,367
	Dick's Sporting Goods Inc.	5,610	1,329
*	Bright Horizons Family Solutions Inc.	9,377	1,320
*	Dutch Bros Inc. Class A	39,443	1,223
*	YETI Holdings Inc.	27,834	1,122
	Hyatt Hotels Corp. Class A	6,901	1,048
*	CarMax Inc.	11,851	1,002
*	Skechers USA Inc. Class A	12,833	879
*	RH	3,145	798
	Wynn Resorts Ltd.	8,296	638
*	Liberty Media Corp.-Liberty Formula One Class A	8,729	616
	Avis Budget Group Inc.	7,298	598
	Wyndham Hotels & Resorts Inc.	7,405	583
*	American Airlines Group Inc.	51,949	552
*	U-Haul Holding Co. (XNYS)	5,572	396
*	Madison Square Garden Sports Corp.	1,636	342
*	TripAdvisor Inc.	6,090	88
			5,089,406
Consumer Staples (2.5%)
	PepsiCo Inc.	1,189,254	205,598
	Coca-Cola Co.	2,435,527	176,503
	Procter & Gamble Co.	576,062	98,818
	Colgate-Palmolive Co.	489,371	52,118
	Cencora Inc.	183,976	44,075
	McKesson Corp.	61,961	34,765
*	Monster Beverage Corp.	662,861	31,241
	Sysco Corp.	338,554	26,397
	Kimberly-Clark Corp.	151,301	21,887
	Clorox Co.	135,868	21,509
*	Celsius Holdings Inc.	192,680	7,328
	Hershey Co.	22,550	4,354
	Lamb Weston Holdings Inc.	50,521	3,128
	Casey's General Stores Inc.	6,938	2,514
*	Freshpet Inc.	16,208	2,204
*	Performance Food Group Co.	23,900	1,784
*	Boston Beer Co. Inc. Class A	2,007	545
*	Pilgrim's Pride Corp.	4,132	192
			734,960
Energy (0.5%)
	Targa Resources Corp.	240,553	35,337
	Hess Corp.	197,801	27,308
	Cheniere Energy Inc.	128,395	23,786
	Texas Pacific Land Corp.	20,564	17,868
*	Enphase Energy Inc.	144,223	17,457
	Weatherford International plc	79,104	8,301
	Antero Midstream Corp.	141,540	2,105
	Permian resources Corp.	146,162	2,081
	Civitas Resources Inc.	30,024	1,841
	Viper Energy Inc.	29,068	1,384
	EQT Corp.	39,890	1,337
	Matador Resources Co.	9,517	540
50

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
[1]	New Fortress Energy Inc.	37,742	465
			139,810
Financials (2.8%)
	Progressive Corp.	539,557	136,076
	Blackstone Inc.	780,894	111,168
	Moody's Corp.	173,019	84,388
*	NU Holdings Ltd. Class A	3,482,772	52,137
	Apollo Global Management Inc.	427,250	49,446
	Goldman Sachs Group Inc.	92,833	47,368
	Ameriprise Financial Inc.	100,032	44,958
*	Coinbase Global Inc. Class A	181,468	33,274
	Ares Management Corp. Class A	195,189	28,576
	MSCI Inc.	48,702	28,276
	KKR & Co. Inc.	212,400	26,289
	Broadridge Financial Solutions Inc.	116,977	24,900
	LPL Financial Holdings Inc.	81,503	18,284
	Marsh & McLennan Cos. Inc.	74,181	16,877
	Equitable Holdings Inc.	357,746	15,211
	Brown & Brown Inc.	114,930	12,083
	Kinsale Capital Group Inc.	24,106	11,838
	Charles Schwab Corp.	163,286	10,630
	Blue Owl Capital Inc.	548,919	9,683
	Morningstar Inc.	29,172	9,153
	Allstate Corp.	44,888	8,481
	Morgan Stanley	74,939	7,764
	Ryan Specialty Holdings Inc.	111,950	7,235
	FactSet Research Systems Inc.	14,712	6,221
	Tradeweb Markets Inc. Class A	50,150	5,930
	Lazard Inc.	112,119	5,618
*	Markel Group Inc.	3,282	5,253
	Arthur J Gallagher & Co.	16,215	4,744
	Jefferies Financial Group Inc.	55,658	3,337
	Everest Group Ltd.	7,588	2,976
*	Credit Acceptance Corp.	5,317	2,481
	Ally Financial Inc.	40,924	1,768
*	SoFi Technologies Inc.	177,718	1,420
	TPG Inc.	22,865	1,154
	XP Inc. Class A	45,173	832
	Popular Inc.	8,090	829
	Houlihan Lokey Inc.	5,111	800
	UWM Holdings Corp.	70,954	667
	RLI Corp.	2,692	415
			838,540
Health Care (8.1%)
	Eli Lilly & Co.	931,368	894,132
	Merck & Co. Inc.	2,776,397	328,864
*	Intuitive Surgical Inc.	386,793	190,546
	AbbVie Inc.	838,019	164,512
	Amgen Inc.	457,415	152,699
	Zoetis Inc.	413,152	75,809
*	Vertex Pharmaceuticals Inc.	141,537	70,187
*	IDEXX Laboratories Inc.	90,212	43,422
	Stryker Corp.	117,613	42,390
	UnitedHealth Group Inc.	68,513	40,436
*	Veeva Systems Inc. Class A	161,444	34,943
*	Alnylam Pharmaceuticals Inc.	122,739	32,242
*	DexCom Inc.	433,033	30,026
	Elevance Health Inc.	40,645	22,635
	HCA Healthcare Inc.	51,773	20,481
	Cardinal Health Inc.	158,244	17,837
*	Insulet Corp.	76,440	15,500
	West Pharmaceutical Services Inc.	48,244	15,131
*	Natera Inc.	123,838	14,645
*	Molina Healthcare Inc.	40,047	14,008
*	Neurocrine Biosciences Inc.	109,191	13,874
*	Sarepta Therapeutics Inc.	99,120	13,459
*	Align Technology Inc.	48,091	11,408
*	Regeneron Pharmaceuticals Inc.	9,618	11,394
	ResMed Inc.	43,487	10,655
51

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Cigna Group	27,684	10,016
*	Medpace Holdings Inc.	27,778	9,869
*	Edwards Lifesciences Corp.	125,082	8,751
*	DaVita Inc.	55,208	8,332
*	Intra-Cellular Therapies Inc.	112,690	8,258
*	Penumbra Inc.	40,314	8,156
*	Viking Therapeutics Inc.	114,988	7,373
*	Ionis Pharmaceuticals Inc.	147,600	7,038
*	Exelixis Inc.	261,241	6,800
*	Inspire Medical Systems Inc.	32,581	5,859
*	IQVIA Holdings Inc.	22,375	5,628
*	Ultragenyx Pharmaceutical Inc.	95,601	5,428
	Bruker Corp.	72,691	4,884
*	Exact Sciences Corp.	78,796	4,861
*	Apellis Pharmaceuticals Inc.	114,247	4,444
	GE Healthcare Inc.	43,879	3,722
*	Masimo Corp.	24,369	2,864
*	10X Genomics Inc. Class A	76,335	1,782
*	Repligen Corp.	8,631	1,303
	Chemed Corp.	1,612	945
*	Incyte Corp.	11,776	773
*	Doximity Inc. Class A	9,675	356
*	Fortrea Holdings Inc.	9,626	222
			2,398,899
Industrials (7.3%)
	Visa Inc. Class A	1,725,090	476,763
	Mastercard Inc. Class A	904,800	437,326
	Automatic Data Processing Inc.	417,657	115,236
	Sherwin-Williams Co.	233,926	86,405
	Union Pacific Corp.	319,986	81,945
	Cintas Corp.	89,789	72,291
	American Express Co.	233,164	60,308
	General Electric Co.	256,300	44,755
	Verisk Analytics Inc.	155,966	42,551
	Lockheed Martin Corp.	74,822	42,506
	Old Dominion Freight Line Inc.	215,003	41,453
	WW Grainger Inc.	41,357	40,733
*	Fair Isaac Corp.	22,254	38,505
*	Fiserv Inc.	202,750	35,400
	Illinois Tool Works Inc.	121,563	30,777
	Trane Technologies plc	84,537	30,574
*	Axon Enterprise Inc.	78,562	28,673
	Caterpillar Inc.	76,092	27,096
*	Corpay Inc.	75,724	23,895
	Honeywell International Inc.	110,583	22,991
	Booz Allen Hamilton Holding Corp.	140,117	22,248
	Lennox International Inc.	35,115	20,725
*	Boeing Co.	104,328	18,126
	HEICO Corp. Class A	88,772	17,762
*	Block Inc. (XNYS)	256,697	16,963
	Paychex Inc.	126,318	16,573
	TransDigm Group Inc.	12,039	16,532
	3M Co.	112,516	15,155
*	XPO Inc.	125,150	14,345
	Veralto Corp.	121,716	13,685
*	Waters Corp.	39,317	13,617
	Comfort Systems USA Inc.	38,444	13,591
	Quanta Services Inc.	48,623	13,378
	United Rentals Inc.	17,551	13,010
	HEICO Corp.	48,340	12,402
	Vulcan Materials Co.	37,325	9,152
	Equifax Inc.	27,016	8,297
	EMCOR Group Inc.	20,172	7,929
*	Paylocity Holding Corp.	47,999	7,747
*	Trex Co. Inc.	118,739	7,568
	Eagle Materials Inc.	28,231	7,277
	AAON Inc.	74,703	7,135
*	Saia Inc.	16,888	6,347
*	Core & Main Inc. Class A	119,385	5,734
52

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Shift4 Payments Inc. Class A	65,671	5,457
*	Generac Holdings Inc.	31,651	4,954
	Louisiana-Pacific Corp.	49,246	4,779
*	AZEK Co. Inc.	110,355	4,704
	Advanced Drainage Systems Inc.	27,552	4,319
*	Zebra Technologies Corp. Class A	11,876	4,102
	RPM International Inc.	31,574	3,671
	Lincoln Electric Holdings Inc.	16,793	3,251
	Rockwell Automation Inc.	11,428	3,109
	Expeditors International of Washington Inc.	25,183	3,108
	Ferguson Enterprises Inc.	14,798	3,044
	Tetra Tech Inc.	12,513	2,975
	Carlisle Cos. Inc.	6,960	2,950
	Howmet Aerospace Inc.	27,058	2,615
*	WillScot Holdings Corp.	59,476	2,292
	BWX Technologies Inc.	20,451	2,106
	Armstrong World Industries Inc.	16,280	2,064
*	Builders FirstSource Inc.	11,832	2,059
	Martin Marietta Materials Inc.	3,709	1,981
*	Bill Holdings Inc.	27,778	1,516
	TransUnion	12,024	1,164
*	TopBuild Corp.	2,760	1,085
*	WEX Inc.	4,240	810
	Western Union Co.	65,022	793
	Simpson Manufacturing Co. Inc.	4,301	787
*	Loar Holdings Inc.	10,212	757
*	Spirit AeroSystems Holdings Inc. Class A	15,747	554
	MKS Instruments Inc.	4,308	514
	Cognex Corp.	10,147	410
	Sealed Air Corp.	8,553	299
			2,157,710
Real Estate (0.6%)
	American Tower Corp.	511,142	114,527
	Iron Mountain Inc.	182,020	20,616
	Simon Property Group Inc.	90,632	15,167
	Public Storage	26,302	9,041
	Equinix Inc.	5,555	4,635
*	Jones Lang LaSalle Inc.	16,007	4,085
	Lamar Advertising Co. Class A	24,036	3,023
*	Lineage Inc.	1,208	101
			171,195
Technology (59.4%)
	Apple Inc.	15,916,588	3,644,899
	Microsoft Corp.	8,142,717	3,396,653
	NVIDIA Corp.	26,039,424	3,108,326
	Meta Platforms Inc. Class A	2,399,030	1,250,638
	Alphabet Inc. Class A	6,436,033	1,051,519
	Alphabet Inc. Class C	5,392,536	890,362
	Broadcom Inc.	4,978,616	810,618
*	Adobe Inc.	490,467	281,729
	Oracle Corp.	1,719,721	242,979
	Salesforce Inc.	870,571	220,167
	QUALCOMM Inc.	1,146,859	201,044
*	ServiceNow Inc.	224,803	192,207
	Intuit Inc.	298,959	188,422
*	Advanced Micro Devices Inc.	1,163,251	172,813
	Applied Materials Inc.	837,108	165,128
*	Palo Alto Networks Inc.	337,127	122,283
	KLA Corp.	147,466	120,838
	Lam Research Corp.	142,986	117,393
*	Synopsys Inc.	166,589	86,556
*	Cadence Design Systems Inc.	298,382	80,244
*	Palantir Technologies Inc. Class A	2,202,000	69,319
*	Crowdstrike Holdings Inc. Class A	238,803	66,215
*	Workday Inc. Class A	231,673	60,974
*	Autodesk Inc.	235,832	60,939
	Amphenol Corp. Class A	753,932	50,853
	Monolithic Power Systems Inc.	51,400	48,042
*	Fortinet Inc.	563,755	43,246
53

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	DoorDash Inc. Class A	331,441	42,660
*	Gartner Inc.	82,504	40,589
*	Snowflake Inc. Class A	346,049	39,529
*	Datadog Inc. Class A	327,186	38,039
	Vertiv Holdings Co. Class A	391,805	32,532
*	Atlassian Corp. Class A	171,798	28,450
*	Cloudflare Inc. Class A	328,220	26,960
*	HubSpot Inc.	53,458	26,679
*	AppLovin Corp. Class A	287,039	26,657
*	GoDaddy Inc. Class A	154,750	25,907
	Texas Instruments Inc.	120,587	25,847
*	Super Micro Computer Inc.	54,196	23,722
*	Tyler Technologies Inc.	39,425	23,177
*	MongoDB Inc.	74,552	21,679
	Teradyne Inc.	152,593	20,864
*	Pinterest Inc. Class A	648,246	20,770
*	Zscaler Inc.	100,176	20,033
	Entegris Inc.	164,811	19,097
*	Manhattan Associates Inc.	66,995	17,715
	CDW Corp.	73,961	16,689
*	Dynatrace Inc.	284,806	14,417
*	Pure Storage Inc. Class A	276,713	14,193
*	PTC Inc.	78,655	14,086
*	DocuSign Inc.	222,373	13,167
	NetApp Inc.	101,038	12,197
*	Toast Inc. Class A	485,665	12,074
	HP Inc.	259,134	9,375
	Bentley Systems Inc. Class B	153,425	7,897
*	Globant SA	34,621	7,002
*	Procore Technologies Inc.	115,237	6,830
*	Elastic NV	89,016	6,782
*	Smartsheet Inc. Class A	138,682	6,768
*	Gitlab Inc. Class A	129,694	6,147
*	Lattice Semiconductor Corp.	129,102	6,114
*	Guidewire Software Inc.	40,722	6,058
*	Okta Inc.	75,604	5,952
	Marvell Technology Inc.	75,046	5,721
	Paycom Software Inc.	35,115	5,716
*	Confluent Inc. Class A	264,745	5,618
*	Appfolio Inc. Class A	24,073	5,585
	Universal Display Corp.	25,708	4,980
	Dell Technologies Inc. Class C	42,911	4,958
*	Nutanix Inc. Class A	75,433	4,767
*	UiPath Inc. Class A	365,517	4,708
	Pegasystems Inc.	48,793	3,458
*	Teradata Corp.	106,331	3,003
*	RingCentral Inc. Class A	90,009	3,000
*	Onto Innovation Inc.	13,760	2,934
*	HashiCorp Inc. Class A	82,411	2,797
*	Five9 Inc.	80,109	2,583
*	Twilio Inc. Class A	37,711	2,367
*	Unity Software Inc.	144,594	2,367
*	Dropbox Inc. Class A	82,982	2,086
*	DoubleVerify Holdings Inc.	89,525	1,764
*	nCino Inc.	55,936	1,676
*	MicroStrategy Inc. Class A	10,697	1,416
	Jabil Inc.	10,449	1,142
*	VeriSign Inc.	6,123	1,126
*	Dayforce Inc.	17,107	978
*	SentinelOne Inc. Class A	40,314	950
	KBR Inc.	12,602	874
*,1	Trump Media & Technology Group Corp.	39,362	767
*	EPAM Systems Inc.	3,783	759
*	Paycor HCM Inc.	7,556	107
*	Astera Labs Inc.	1,173	50
			17,509,317
Telecommunications (0.5%)
*	Arista Networks Inc.	281,998	99,652
	Motorola Solutions Inc.	85,870	37,958
54

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class C	29,648	1,849
*	Roku Inc.	20,831	1,412
	Ubiquiti Inc.	1,988	385
	Iridium Communications Inc.	11,852	306
*	Liberty Broadband Corp. Class A	4,269	262
			141,824
Utilities (0.5%)
	Waste Management Inc.	439,015	93,089
	Vistra Corp.	377,044	32,211
	Constellation Energy Corp.	54,766	10,772
	NRG Energy Inc.	95,759	8,141
			144,213
Total Common Stocks (Cost $18,795,312)			29,451,439
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.373% (Cost $13,129)	131,308	13,130
Total Investments (100.0%) (Cost $18,808,441)			29,464,569
Other Assets and Liabilities—Net (0.0%)			11,339
Net Assets (100%)			29,475,908
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,405,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,573,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	88	24,908	381

See accompanying Notes, which are an integral part of the Financial Statements.
55

Russell 1000 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $18,795,312)	29,451,439
Affiliated Issuers (Cost $13,129)	13,130
Total Investments in Securities	29,464,569
Investment in Vanguard	805
Cash	94
Cash Collateral Pledged—Futures Contracts	1,220
Receivables for Investment Securities Sold	6,574
Receivables for Accrued Income	14,451
Receivables for Capital Shares Issued	2,084
Variation Margin Receivable—Futures Contracts	224
Total Assets	29,490,021
Liabilities
Payables for Investment Securities Purchased	182
Collateral for Securities on Loan	4,573
Payables for Capital Shares Redeemed	8,366
Payables to Vanguard	992
Total Liabilities	14,113
Net Assets	29,475,908
1 Includes $4,405,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	19,840,285
Total Distributable Earnings (Loss)	9,635,623
Net Assets	29,475,908

ETF Shares—Net Assets
Applicable to 231,256,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,758,969
Net Asset Value Per Share—ETF Shares	$94.09

Institutional Shares—Net Assets
Applicable to 10,662,452 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,716,939
Net Asset Value Per Share—Institutional Shares	$723.75

See accompanying Notes, which are an integral part of the Financial Statements.
56

Russell 1000 Growth Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	174,447
Interest[2]	1,516
Securities Lending—Net	102
Total Income	176,065
Expenses
The Vanguard Group—Note B
Investment Advisory Services	476
Management and Administrative—ETF Shares	12,494
Management and Administrative—Institutional Shares	3,709
Marketing and Distribution—ETF Shares	861
Marketing and Distribution—Institutional Shares	208
Custodian Fees	150
Auditing Fees	30
Shareholders’ Reports—ETF Shares	497
Shareholders’ Reports—Institutional Shares	14
Trustees’ Fees and Expenses	16
Other Expenses	18
Total Expenses	18,473
Expenses Paid Indirectly	(15)
Net Expenses	18,458
Net Investment Income	157,607
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,050,079
Futures Contracts	5,220
Realized Net Gain (Loss)	1,055,299
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,294,651
Futures Contracts	229
Change in Unrealized Appreciation (Depreciation)	5,294,880
Net Increase (Decrease) in Net Assets Resulting from Operations	6,507,786
1	Dividends are net of foreign withholding taxes of $23,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,432,000, ($10,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,133,519,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Russell 1000 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	157,607	126,251
Realized Net Gain (Loss)	1,055,299	383,172
Change in Unrealized Appreciation (Depreciation)	5,294,880	2,713,994
Net Increase (Decrease) in Net Assets Resulting from Operations	6,507,786	3,223,417
Distributions
ETF Shares	(128,253)	(90,542)
Institutional Shares	(39,371)	(27,545)
Total Distributions	(167,624)	(118,087)
Capital Share Transactions
ETF Shares	3,274,599	3,874,680
Institutional Shares	2,495,995	320,229
Net Increase (Decrease) from Capital Share Transactions	5,770,594	4,194,909
Total Increase (Decrease)	12,110,756	7,300,239
Net Assets
Beginning of Period	17,365,152	10,064,913
End of Period	29,475,908	17,365,152

See accompanying Notes, which are an integral part of the Financial Statements.
58

Russell 1000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$72.51	$60.05	$74.77	$58.66	$41.14
Investment Operations
Net Investment Income[2]	.550	.578	.523	.460	.475
Net Realized and Unrealized Gain (Loss) on Investments	21.619	12.437	(14.754)	16.099	17.530
Total from Investment Operations	22.169	13.015	(14.231)	16.559	18.005
Distributions
Dividends from Net Investment Income	(.589)	(.555)	(.489)	(.449)	(.485)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.589)	(.555)	(.489)	(.449)	(.485)
Net Asset Value, End of Period	$94.09	$72.51	$60.05	$74.77	$58.66
Total Return	30.70%	21.87%	-19.11%	28.40%	44.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,759	$13,652	$7,311	$7,455	$4,951
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.92%	0.77%	0.72%	1.04%
Portfolio Turnover Rate[4]	11%	14%	13%	14%	14%
1	Adjusted to reflect a 4-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Russell 1000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$557.73	$461.93	$575.10	$451.15	$316.39
Investment Operations
Net Investment Income[1]	4.222	4.482	4.036	3.573	3.695
Net Realized and Unrealized Gain (Loss) on Investments	166.387	95.622	(113.399)	123.861	134.792
Total from Investment Operations	170.609	100.104	(109.363)	127.434	138.487
Distributions
Dividends from Net Investment Income	(4.589)	(4.304)	(3.807)	(3.484)	(3.727)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.589)	(4.304)	(3.807)	(3.484)	(3.727)
Net Asset Value, End of Period	$723.75	$557.73	$461.93	$575.10	$451.15
Total Return	30.72%	21.86%	-19.09%	28.42%	44.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,717	$3,713	$2,754	$3,573	$3,542
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.94%	0.77%	0.74%	1.06%
Portfolio Turnover Rate[3]	11%	14%	13%	14%	14%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
60

Russell 1000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
61

Russell 1000 Growth Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $805,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $15,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,133,215
Total Distributable Earnings (Loss)	(1,133,215)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	27,904
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	10,635,544
Capital Loss Carryforwards	(1,027,825)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	9,635,623
62

Russell 1000 Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	167,624	118,087
Long-Term Capital Gains	—	—
Total	167,624	118,087
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,829,025
Gross Unrealized Appreciation	11,035,826
Gross Unrealized Depreciation	(400,282)
Net Unrealized Appreciation (Depreciation)	10,635,544
F.	During the year ended August 31, 2024, the fund purchased $5,135,065,000 of investment securities and sold $2,573,421,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,509,099,000 and $2,313,247,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were  $435,995,000 and sales were $833,906,000, resulting in net realized loss of $30,414,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,620,492	69,325	5,340,020	88,875
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,345,893)	(26,350)	(1,465,340)	(22,325)
Net Increase (Decrease)—ETF Shares	3,274,599	42,975	3,874,680	66,550
Institutional Shares
Issued	3,343,184	5,327	877,284	1,872
Issued in Lieu of Cash Distributions	36,530	57	24,974	54
Redeemed	(883,719)	(1,380)	(582,029)	(1,231)
Net Increase (Decrease)—Institutional Shares	2,495,995	4,004	320,229	695
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
63

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund and Vanguard Russell 1000 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund and Vanguard Russell 1000 Growth Index Fund (three of the funds constituting Vanguard Scottsdale Funds, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
64

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Russell 1000 Index Fund	94.4%
Russell 1000 Value Index Fund	89.9
Russell 1000 Growth Index Fund	100.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
Russell 1000 Index Fund	87,370
Russell 1000 Value Index Fund	178,574
Russell 1000 Growth Index Fund	153,824
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
Russell 1000 Index Fund	978
Russell 1000 Value Index Fund	8,695
Russell 1000 Growth Index Fund	—
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Russell 1000 Index Fund	184
Russell 1000 Value Index Fund	162
Russell 1000 Growth Index Fund	545
Q18480 102024
65

Financial Statements
For the year ended August 31, 2024
Vanguard Russell 2000 Index Funds
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund

Contents
Russell 2000 Index Fund	1
Russell 2000 Value Index Fund	40
Russell 2000 Growth Index Fund	71
Report of Independent Registered Public Accounting Firm	98
Tax information	99

Russell 2000 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (4.1%)
	Mueller Industries Inc.	452,832	32,925
	UFP Industries Inc.	245,178	29,831
	Carpenter Technology Corp.	192,900	27,926
	Commercial Metals Co.	468,751	25,120
	Balchem Corp.	130,962	23,184
	Cabot Corp.	219,723	23,095
	Boise Cascade Co.	160,539	21,772
	Avient Corp.	366,094	17,986
	Hecla Mining Co.	2,346,609	13,915
	Sensient Technologies Corp.	170,716	13,289
*	Arcadium Lithium plc	4,396,881	11,916
	Innospec Inc.	101,055	11,648
	Sylvamo Corp.	142,624	11,280
	Minerals Technologies Inc.	130,176	10,037
	Hawkins Inc.	78,414	9,933
*	Coeur Mining Inc.	1,602,926	9,842
	Materion Corp.	83,465	9,685
	Quaker Chemical Corp.	56,755	9,607
*	Constellium SE	524,851	8,802
*	Uranium Energy Corp.	1,595,846	8,346
	Stepan Co.	86,731	6,733
	Tronox Holdings plc	482,270	6,718
*	Perimeter Solutions SA	541,413	6,340
*	Ingevity Corp.	147,591	5,834
	Kaiser Aluminum Corp.	64,864	4,836
	Worthington Steel Inc.	132,226	4,681
	Orion SA	232,987	4,345
	SSR Mining Inc. (XTSE)	822,829	4,271
*	Novagold Resources Inc.	987,030	4,195
	Mativ Holdings Inc.	218,551	4,144
*	Ecovyst Inc.	471,480	3,385
	Koppers Holdings Inc.	82,733	3,275
*,1	Energy Fuels Inc.	655,864	3,214
	Haynes International Inc.	51,441	3,094
	AdvanSix Inc.	104,000	3,074
*	Century Aluminum Co.	213,575	3,067
*	Metallus Inc.	173,234	2,817
*	Encore Energy Corp.	721,963	2,628
*	Metals Acquisition Ltd. Class A	218,191	2,450
*	Ivanhoe Electric Inc.	338,310	2,388
	Ryerson Holding Corp.	117,599	2,354
*	Clearwater Paper Corp.	65,856	2,191
*	Rayonier Advanced Materials Inc.	258,042	2,059
	Olympic Steel Inc.	44,920	1,801
*	Northwest Pipe Co.	39,594	1,741
*	LSB Industries Inc.	218,452	1,732
	Radius Recycling Inc.	108,192	1,638
*	Universal Stainless & Alloy Products Inc.	34,988	1,474
*	Perpetua Resources Corp.	155,087	1,380
*	Ur-Energy Inc.	1,108,124	1,297
	Compass Minerals International Inc.	139,200	1,229
*	i-80 Gold Corp.	1,044,845	1,108
*	Intrepid Potash Inc.	43,994	1,086
*,1	Lifezone Holdings Ltd.	147,303	907
	Caledonia Mining Corp. plc	66,341	861
*	NN Inc.	185,512	731
*	GrafTech International Ltd.	1,043,033	715
*	Contango ORE Inc.	31,747	683
	Omega Flex Inc.	14,312	676
*	LanzaTech Global Inc.	450,401	671

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	FutureFuel Corp.	105,261	657
*	Tredegar Corp.	107,061	656
	Eastern Co.	20,832	627
*	Dakota Gold Corp.	264,413	613
*,1	Piedmont Lithium Inc.	72,841	600
	American Vanguard Corp.	101,588	583
	Northern Technologies International Corp.	31,863	419
*	ASP Isotopes Inc.	159,622	378
	Valhi Inc.	9,610	281
*,1	Critical Metals Corp.	29,412	247
			443,023
Consumer Discretionary (11.7%)
*	Abercrombie & Fitch Co. Class A	203,864	30,084
	Meritage Homes Corp.	145,568	28,833
*	Taylor Morrison Home Corp.	420,400	28,306
	KB Home	272,767	22,833
*	Champion Homes Inc.	217,537	20,320
	Group 1 Automotive Inc.	53,660	20,217
*	Asbury Automotive Group Inc.	82,143	20,178
*	M/I Homes Inc.	109,404	17,436
	Kontoor Brands Inc.	225,605	16,887
*	Tri Pointe Homes Inc.	378,576	16,824
	Academy Sports & Outdoors Inc.	293,141	16,263
*	Boot Barn Holdings Inc.	120,005	16,101
*	Shake Shack Inc. Class A	154,121	15,321
*	frontdoor Inc.	318,184	15,298
	American Eagle Outfitters Inc.	739,475	15,218
	Signet Jewelers Ltd.	173,205	14,567
*	Stride Inc.	172,588	14,211
*	Cavco Industries Inc.	33,960	14,036
	Steven Madden Ltd.	293,713	13,246
	Rush Enterprises Inc. Class A	245,735	12,950
*	Brinker International Inc.	178,578	12,772
*	Sweetgreen Inc. Class A	400,441	12,658
*	SkyWest Inc.	160,473	12,443
*	Cinemark Holdings Inc.	447,448	12,251
*	Dorman Products Inc.	106,327	12,060
*	Adtalem Global Education Inc.	158,362	11,990
	LCI Industries	100,632	11,858
	Red Rock Resorts Inc. Class A	199,101	11,604
*	Hilton Grand Vacations Inc.	298,815	11,528
	Century Communities Inc.	115,002	11,508
*	ACV Auctions Inc. Class A	600,323	11,232
*	Visteon Corp.	110,585	11,195
	Graham Holdings Co. Class B	13,368	10,630
	Foot Locker Inc.	338,333	10,536
	International Game Technology plc	461,002	10,322
	HNI Corp.	190,305	10,248
*	Goodyear Tire & Rubber Co.	1,155,360	10,190
*	Green Brick Partners Inc.	127,438	10,040
	TEGNA Inc.	714,314	9,915
	Inter Parfums Inc.	73,941	9,527
*	Vista Outdoor Inc.	236,407	9,466
*	Urban Outfitters Inc.	259,902	9,440
*	LGI Homes Inc.	84,801	9,148
	PriceSmart Inc.	101,652	9,106
*	Hanesbrands Inc.	1,433,385	9,102
	Phinia Inc.	184,220	8,835
	Strategic Education Inc.	90,091	8,694
*	Atlanta Braves Holdings Inc. Class C	200,803	8,610
	MillerKnoll Inc.	290,308	8,550
	Laureate Education Inc.	543,905	8,387
*	Adient plc	368,767	8,341
	PROG Holdings Inc.	172,099	8,047
	Acushnet Holdings Corp.	117,513	7,872
	Cheesecake Factory Inc.	195,794	7,697
*	OPENLANE Inc.	435,548	7,548
	Six Flags Entertainment Corp.	171,957	7,528
*	Victoria's Secret & Co.	318,424	7,470

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Upbound Group Inc.	217,794	7,253
*	Central Garden & Pet Co. Class A	211,383	7,229
*	United Parks & Resorts Inc.	144,634	7,119
	John Wiley & Sons Inc. Class A	146,297	7,068
	La-Z-Boy Inc.	174,074	7,062
*	Fox Factory Holding Corp.	171,714	6,951
	Winnebago Industries Inc.	116,108	6,927
*	Madison Square Garden Entertainment Corp.	158,353	6,686
*	Knowles Corp.	357,115	6,589
	OneSpaWorld Holdings Ltd.	406,412	6,450
*	Gentherm Inc.	127,491	6,443
*	Peloton Interactive Inc. Class A	1,368,576	6,378
	Papa John's International Inc.	134,422	6,368
*	JetBlue Airways Corp.	1,239,569	6,297
*	Sonos Inc.	500,570	6,122
	Dana Inc.	528,154	5,963
	Perdoceo Education Corp.	265,125	5,949
*	Life Time Group Holdings Inc.	250,655	5,895
	Worthington Enterprises Inc.	127,753	5,851
	Caleres Inc.	138,328	5,828
*	Topgolf Callaway Brands Corp.	575,396	5,788
	Bloomin' Brands Inc.	319,458	5,591
*	Sally Beauty Holdings Inc.	422,444	5,513
*	PowerSchool Holdings Inc. Class A	241,781	5,491
*,1	AMC Entertainment Holdings Inc. Class A	1,129,434	5,444
	Steelcase Inc. Class A	374,778	5,299
	Buckle Inc.	124,932	5,235
	Oxford Industries Inc.	60,181	5,235
*	Helen of Troy Ltd.	96,616	5,157
*	Sphere Entertainment Co.	107,887	5,028
*	Cars.com Inc.	266,590	4,756
*	Sabre Corp.	1,521,744	4,641
*	Arlo Technologies Inc.	384,876	4,518
*	Coursera Inc.	557,063	4,512
*	ODP Corp.	144,096	4,445
*	XPEL Inc.	102,171	4,423
	Wolverine World Wide Inc.	321,117	4,402
	Interface Inc.	232,237	4,385
*	Hovnanian Enterprises Inc. Class A	20,207	4,369
*	G-III Apparel Group Ltd.	163,556	4,329
	Winmark Corp.	11,808	4,258
*	Dave & Buster's Entertainment Inc.	133,547	4,185
*	Everi Holdings Inc.	320,701	4,185
*	QuinStreet Inc.	213,092	4,072
*	Vizio Holding Corp. Class A	359,370	4,036
	Monarch Casino & Resort Inc.	53,089	4,031
	Jack in the Box Inc.	79,265	3,913
	Krispy Kreme Inc.	346,355	3,903
*	Dream Finders Homes Inc. Class A	113,133	3,784
	Camping World Holdings Inc. Class A	171,559	3,764
*	Beazer Homes USA Inc.	120,001	3,754
*	IMAX Corp.	173,616	3,679
	Sonic Automotive Inc. Class A	58,871	3,670
*	Hawaiian Holdings Inc.	207,283	3,590
*	Revolve Group Inc.	155,901	3,573
	Cracker Barrel Old Country Store Inc.	89,714	3,551
*	Driven Brands Holdings Inc.	242,696	3,480
*	Lions Gate Entertainment Corp. Class B	494,756	3,424
*	Integral Ad Science Holding Corp.	292,679	3,404
*	National Vision Holdings Inc.	315,050	3,327
*	Udemy Inc.	387,480	3,282
	Monro Inc.	120,979	3,277
*	Figs Inc. Class A	526,176	3,246
*	Despegar.com Corp.	248,947	3,060
	Scholastic Corp.	95,720	3,052
	Matthews International Corp. Class A	120,418	3,050
*	Gannett Co. Inc.	575,205	3,043
*	American Axle & Manufacturing Holdings Inc.	465,559	2,994
*	Malibu Boats Inc. Class A	82,155	2,988
	Shoe Carnival Inc.	72,434	2,929

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Ethan Allen Interiors Inc.	92,518	2,912
	Sturm Ruger & Co. Inc.	68,594	2,889
*	Rush Street Interactive Inc.	307,979	2,886
*	Viad Corp.	82,772	2,848
	Standard Motor Products Inc.	87,667	2,833
*	Universal Technical Institute Inc.	159,933	2,791
*	Daily Journal Corp.	5,603	2,785
*	MarineMax Inc.	87,499	2,775
	A-Mark Precious Metals Inc.	70,690	2,755
	Smith & Wesson Brands Inc.	184,475	2,719
*	Portillo's Inc. Class A	219,685	2,704
	Allegiant Travel Co.	63,070	2,654
*	Stagwell Inc.	367,692	2,644
	Golden Entertainment Inc.	81,386	2,636
*	Chuy's Holdings Inc.	69,722	2,594
	Arhaus Inc.	207,435	2,554
*	Mister Car Wash Inc.	381,264	2,482
*	Accel Entertainment Inc.	211,111	2,462
*	Thryv Holdings Inc.	130,034	2,369
*	BJ's Restaurants Inc.	76,333	2,338
*	Leslie's Inc.	732,161	2,211
*	Clean Energy Fuels Corp.	695,701	2,150
*	Clear Channel Outdoor Holdings Inc.	1,423,486	2,135
*	Instructure Holdings Inc.	89,636	2,100
	Super Group SGHC Ltd.	608,108	2,098
	Arko Corp.	328,512	2,056
*	First Watch Restaurant Group Inc.	123,723	2,043
*	Atlanta Braves Holdings Inc. Class A	43,840	1,999
*	National CineMedia Inc.	285,554	1,967
	Dine Brands Global Inc.	61,448	1,943
*	Liquidity Services Inc.	87,618	1,907
	Global Industrial Co.	55,502	1,859
*	Lions Gate Entertainment Corp. Class A	239,084	1,858
	Carriage Services Inc.	55,764	1,849
*,1	GigaCloud Technology Inc. Class A	94,720	1,841
*	Zumiez Inc.	66,252	1,838
*	Beyond Inc.	184,386	1,812
	Sinclair Inc.	129,068	1,797
*	PlayAGS Inc.	158,228	1,791
	Gray Television Inc.	344,833	1,759
*	Sun Country Airlines Holdings Inc.	159,116	1,747
	Build-A-Bear Workshop Inc.	52,101	1,739
	Rush Enterprises Inc. Class B	36,897	1,736
*	Bally's Corp.	96,470	1,659
	Haverty Furniture Cos. Inc.	59,077	1,619
*	Stoneridge Inc.	112,015	1,606
	RCI Hospitality Holdings Inc.	34,997	1,595
*,1	Kura Sushi USA Inc. Class A	23,880	1,576
*	Central Garden & Pet Co.	39,198	1,547
*	Hertz Global Holdings Inc.	494,604	1,504
*	El Pollo Loco Holdings Inc.	108,345	1,502
*	America's Car-Mart Inc.	24,777	1,500
	Movado Group Inc.	60,956	1,454
*	Boston Omaha Corp. Class A	99,800	1,426
*	Lindblad Expeditions Holdings Inc.	142,934	1,418
*,1	Luminar Technologies Inc.	1,350,978	1,378
*	Stitch Fix Inc. Class A	362,177	1,369
	Marcus Corp.	96,585	1,367
*	Denny's Corp.	205,802	1,346
*	Lovesac Co.	57,243	1,330
*	Sleep Number Corp.	86,859	1,321
*	Genesco Inc.	43,444	1,312
*	Lincoln Educational Services Corp.	105,258	1,310
*	Funko Inc. Class A	123,860	1,297
*	Eastman Kodak Co.	244,559	1,291
*	AMC Networks Inc. Class A	128,617	1,267
	Aaron's Co. Inc.	124,923	1,260
*	Corsair Gaming Inc.	180,057	1,255
*	MasterCraft Boat Holdings Inc.	67,659	1,254
*	Xponential Fitness Inc. Class A	96,356	1,245

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Legacy Housing Corp.	45,110	1,216
*	OneWater Marine Inc. Class A	48,144	1,157
[1]	Spirit Airlines Inc.	442,338	1,141
	Designer Brands Inc. Class A	169,262	1,124
*	Turtle Beach Corp.	70,410	1,100
	Cricut Inc. Class A	186,448	1,078
*	Petco Health & Wellness Co. Inc.	334,522	1,067
*	American Public Education Inc.	63,426	1,060
*	Cooper-Standard Holdings Inc.	68,004	1,051
*	RealReal Inc.	394,381	1,041
*	Latham Group Inc.	166,008	1,038
	Hamilton Beach Brands Holding Co. Class A	34,313	1,005
*	European Wax Center Inc. Class A	136,256	940
	Rocky Brands Inc.	29,138	939
*	BARK Inc.	534,161	892
	Nathan's Famous Inc.	11,423	889
*	Lands' End Inc.	57,187	886
*	Potbelly Corp.	110,623	883
*	Chegg Inc.	400,008	864
*	Landsea Homes Corp.	72,496	863
*	iRobot Corp.	115,747	847
*	1-800-Flowers.com Inc. Class A	104,258	837
*	Savers Value Village Inc.	94,432	836
	Weyco Group Inc.	24,373	814
*	Inspired Entertainment Inc.	88,256	797
*	JAKKS Pacific Inc.	32,302	796
*	Outbrain Inc.	155,315	792
	Flexsteel Industries Inc.	18,639	771
	Superior Group of Cos. Inc.	52,455	760
*	Tile Shop Holdings Inc.	115,436	727
*,1	Blink Charging Co.	387,622	721
*	Gambling.com Group Ltd.	69,719	710
	Johnson Outdoors Inc. Class A	19,143	688
	Hooker Furnishings Corp.	42,788	678
*	Full House Resorts Inc.	132,161	675
	Virco Mfg. Corp.	42,178	655
*	iHeartMedia Inc. Class A	416,378	650
*	GoPro Inc. Class A	504,381	646
*,1	Wheels Up Experience Inc.	361,359	640
*	Cardlytics Inc.	161,895	633
*	Vera Bradley Inc.	107,624	627
	J Jill Inc.	19,109	622
*	Frontier Group Holdings Inc.	169,836	616
*	Reservoir Media Inc.	78,324	608
*	Holley Inc.	187,608	606
*	Destination XL Group Inc.	215,966	594
*	AMMO Inc.	361,451	575
*	SES AI Corp.	526,483	563
	Escalade Inc.	40,166	562
	Townsquare Media Inc. Class A	52,807	558
*	Playstudios Inc.	354,825	539
	Clarus Corp.	122,877	530
	Entravision Communications Corp. Class A	247,739	515
*	Biglari Holdings Inc. Class B	2,834	507
*	Traeger Inc.	137,981	495
*,1	Livewire Group Inc.	73,238	482
*	EW Scripps Co. Class A	244,227	481
*	LiveOne Inc.	274,176	477
*	Citi Trends Inc.	32,491	465
*,1	Canoo Inc.	239,485	364
	Lifetime Brands Inc.	49,968	357
	Emerald Holding Inc.	61,313	340
	Marine Products Corp.	35,289	332
*	Torrid Holdings Inc.	49,224	325
*	ONE Group Hospitality Inc.	83,846	323
*	Tilly's Inc. Class A	59,541	319
*	Nerdy Inc.	293,360	317
*,1	Mondee Holdings Inc.	153,276	307
*	ThredUP Inc. Class A	317,928	291
*	RumbleON Inc. Class B	64,529	288

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Purple Innovation Inc.	230,258	276
	NL Industries Inc.	33,864	224
*	Golden Matrix Group Inc.	80,264	208
	CompX International Inc.	5,863	175
*,1	United Homes Group Inc.	21,624	132
*,1	Vacasa Inc. Class A	37,829	127
*	Solo Brands Inc. Class A	65,869	90
*	Webtoon Entertainment Inc.	4,675	63
*,1	aka Brands Holding Corp.	2,331	52
*	Qurate Retail Inc. Class B	2,906	11
*	2U Inc.	9	—
			1,259,093
Consumer Staples (2.5%)
*	Sprouts Farmers Market Inc.	408,286	42,482
	WD-40 Co.	55,166	14,500
	Primo Water Corp.	639,615	14,135
	Lancaster Colony Corp.	79,175	13,520
	Cal-Maine Foods Inc.	166,085	11,965
*	Simply Good Foods Co.	370,059	11,690
	J & J Snack Foods Corp.	61,853	10,527
	Energizer Holdings Inc.	291,335	9,439
	Vector Group Ltd.	595,992	8,928
*	TreeHouse Foods Inc.	198,734	8,166
	Edgewell Personal Care Co.	199,450	8,022
	Andersons Inc.	132,419	6,749
*	Chefs' Warehouse Inc.	142,183	6,090
	Universal Corp.	97,314	5,284
	MGP Ingredients Inc.	57,352	5,138
	Dole plc	304,398	4,904
	WK Kellogg Co.	265,325	4,556
	Weis Markets Inc.	66,610	4,501
	Utz Brands Inc.	263,132	4,444
	Ingles Markets Inc. Class A	58,665	4,341
	National Beverage Corp.	95,097	4,295
*	Vita Coco Co. Inc.	158,790	4,148
*	Vital Farms Inc.	131,678	4,141
	Fresh Del Monte Produce Inc.	136,723	3,998
*	United Natural Foods Inc.	237,748	3,597
	John B Sanfilippo & Son Inc.	36,361	3,450
*	Herbalife Ltd.	404,088	3,297
	SpartanNash Co.	139,095	3,073
*	Hain Celestial Group Inc.	363,580	2,909
	Turning Point Brands Inc.	69,362	2,750
	B&G Foods Inc.	316,481	2,681
*	SunOpta Inc.	373,820	2,149
	ACCO Brands Corp.	376,705	2,064
*	Mission Produce Inc.	177,544	1,903
*	USANA Health Sciences Inc.	46,106	1,882
	Nu Skin Enterprises Inc. Class A	201,345	1,798
	Limoneira Co.	66,738	1,674
	Calavo Growers Inc.	67,286	1,549
*	Honest Co. Inc.	322,700	1,507
*,1	Beyond Meat Inc.	240,710	1,464
	Oil-Dri Corp. of America	20,082	1,369
*	Duckhorn Portfolio Inc.	214,059	1,355
*	Seneca Foods Corp. Class A	19,378	1,168
*	Olaplex Holdings Inc.	558,775	1,168
	Village Super Market Inc. Class A	35,882	1,154
*,1	Westrock Coffee Co.	136,380	1,090
*	Mama's Creations Inc.	132,699	1,063
	Natural Grocers by Vitamin Cottage Inc.	37,664	1,003
*	Brookfield Realty Capital Corp. Class A	209,959	930
	Alico Inc.	28,643	839
	Medifast Inc.	43,387	794
*	LifeMD Inc.	139,761	728
*	Nature's Sunshine Products Inc.	51,990	717
*	HF Foods Group Inc.	160,348	569
*	Beauty Health Co.	299,853	537
*	GrowGeneration Corp.	236,086	460

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Veru Inc.	532,217	436
*,1	Cibus Inc.	60,384	409
*	Lifeway Foods Inc.	18,218	349
*,1	Waldencast plc Class A	98,344	315
*,1	Forafric Global plc	22,615	255
			270,418
Energy (6.0%)
	ChampionX Corp.	772,560	24,050
	Murphy Oil Corp.	586,975	21,882
	SM Energy Co.	463,652	21,156
*	NEXTracker Inc. Class A	472,729	19,226
	Arcosa Inc.	196,730	17,999
	Magnolia Oil & Gas Corp. Class A	701,080	17,955
	Noble Corp. plc	463,368	17,677
*	Tidewater Inc.	197,741	17,540
*	CNX Resources Corp.	606,614	16,785
	Northern Oil & Gas Inc.	401,704	15,980
	Cactus Inc. Class A	265,466	15,801
*	Valaris Ltd.	254,404	15,534
	Patterson-UTI Energy Inc.	1,618,080	14,903
	California Resources Corp.	279,720	14,677
	PBF Energy Inc. Class A	420,995	14,339
*	Transocean Ltd. (XNYS)	2,957,343	14,018
	Liberty Energy Inc.	654,264	13,471
	Golar LNG Ltd.	401,023	13,350
*	Seadrill Ltd.	301,535	13,002
	Warrior Met Coal Inc.	210,256	12,891
	Helmerich & Payne Inc.	391,530	12,776
	Archrock Inc.	625,524	12,654
	Peabody Energy Corp.	518,770	12,144
	CONSOL Energy Inc.	118,718	12,142
*	Oceaneering International Inc.	409,885	11,063
	Alpha Metallurgical Resources Inc.	44,526	10,648
	Arch Resources Inc.	71,292	9,726
*	Kosmos Energy Ltd.	1,898,134	9,244
*	Expro Group Holdings NV	384,240	7,631
*	Gulfport Energy Corp.	52,530	7,620
	Sitio Royalties Corp. Class A	335,065	7,448
*	Talos Energy Inc.	600,603	6,889
	World Kinect Corp.	239,252	6,888
	Kinetik Holdings Inc.	155,296	6,870
	Crescent Energy Co. Class A	560,277	6,684
*	Helix Energy Solutions Group Inc.	585,043	6,564
*	Diamond Offshore Drilling Inc.	415,661	5,961
	Borr Drilling Ltd.	962,774	5,844
	Atlas Energy Solutions Inc.	274,957	5,799
*	DNOW Inc.	436,402	5,682
	Delek US Holdings Inc.	256,606	5,240
*	Par Pacific Holdings Inc.	231,904	5,204
*,1	Plug Power Inc.	2,552,691	4,799
*	Fluence Energy Inc.	246,289	4,524
*	MRC Global Inc.	341,325	4,492
	Select Water Solutions Inc.	369,803	4,264
*	Vital Energy Inc.	116,263	4,173
*	Array Technologies Inc.	617,747	4,145
[1]	Comstock Resources Inc.	373,726	3,973
*	Ameresco Inc. Class A	130,340	3,969
*	Bristow Group Inc.	99,586	3,965
*	Shoals Technologies Group Inc. Class A	694,083	3,741
	Core Laboratories Inc.	190,160	3,720
*	Green Plains Inc.	257,764	3,653
	CVR Energy Inc.	138,794	3,528
*,1	Sable Offshore Corp.	204,163	3,438
	SunCoke Energy Inc.	338,913	3,037
*,1	ChargePoint Holdings Inc.	1,572,214	2,956
*	ProPetro Holding Corp.	367,544	2,918
*	REX American Resources Corp.	62,463	2,833
*	American Superconductor Corp.	138,279	2,796
*	Nabors Industries Ltd. (XNYS)	36,947	2,785

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Newpark Resources Inc.	335,690	2,763
	VAALCO Energy Inc.	421,981	2,747
	Vitesse Energy Inc.	101,785	2,632
[1]	Diversified Energy Co. plc	190,166	2,326
	Kodiak Gas Services Inc.	82,227	2,282
*	Dril-Quip Inc.	139,856	2,281
*	Centrus Energy Corp. Class A	56,893	2,253
	RPC Inc.	346,417	2,224
*	NextDecade Corp.	467,878	2,180
	Berry Corp.	312,475	1,934
*,1	EVgo Inc.	405,817	1,838
	SandRidge Energy Inc.	129,616	1,721
*	TETRA Technologies Inc.	513,901	1,634
	Granite Ridge Resources Inc.	212,125	1,347
	Riley Exploration Permian Inc.	46,283	1,319
*	Oil States International Inc.	247,301	1,308
	Ramaco Resources Inc. Class A	106,897	1,303
	Solaris Oilfield Infrastructure Inc. Class A	101,290	1,284
*	Montauk Renewables Inc.	265,847	1,247
*	SEACOR Marine Holdings Inc.	100,323	1,149
*	Amplify Energy Corp.	158,053	1,127
*	Ring Energy Inc.	597,217	1,105
*	Matrix Service Co.	106,510	1,061
*	DMC Global Inc.	78,877	976
*	Natural Gas Services Group Inc.	43,229	948
[1]	HighPeak Energy Inc.	58,506	941
	W&T Offshore Inc.	397,375	910
*	Solid Power Inc.	628,235	898
	Ranger Energy Services Inc.	67,060	835
*	Forum Energy Technologies Inc.	47,317	821
*,1	TPI Composites Inc.	185,953	805
*,1	FuelCell Energy Inc.	1,827,750	740
*	Hallador Energy Co.	100,653	675
	Evolution Petroleum Corp.	123,655	637
*	ProFrac Holding Corp. Class A	89,651	614
*,1	Freyr Battery Inc.	451,771	556
*	Geospace Technologies Corp.	50,597	522
	NACCO Industries Inc. Class A	16,531	461
*,1	Energy Vault Holdings Inc.	416,652	421
*	PrimeEnergy Resources Corp.	2,809	376
*	Mammoth Energy Services Inc.	97,323	372
*,1	Aemetis Inc.	145,859	359
*,1	Stem Inc.	612,719	357
*,1	Empire Petroleum Corp.	57,244	338
	Ramaco Resources Inc. Class B	21,189	240
*	Drilling Tools International Corp.	49,568	204
*	Verde Clean Fuels Inc.	13,307	53
*,1	SolarMax Technology Inc.	20,405	22
			641,812
Financials (17.4%)
	SouthState Corp.	307,998	29,904
	Jackson Financial Inc. Class A	309,385	27,835
	Essent Group Ltd.	422,384	27,155
	Old National Bancorp	1,273,514	25,279
*	Mr Cooper Group Inc.	258,539	24,254
	Cadence Bank	737,922	23,820
	Hamilton Lane Inc. Class A	155,637	23,788
	Selective Insurance Group Inc.	246,461	22,423
	Radian Group Inc.	613,827	22,190
	Glacier Bancorp Inc.	461,707	21,839
	Home BancShares Inc.	762,259	21,221
	United Bankshares Inc.	535,117	20,800
	First Financial Bankshares Inc.	527,324	19,284
	Piper Sandler Cos.	70,392	19,196
	Moelis & Co. Class A	286,427	19,130
	FirstCash Holdings Inc.	158,553	19,041
	Hancock Whitney Corp.	351,511	18,887
	UMB Financial Corp.	181,692	18,821
*,1	Marathon Digital Holdings Inc.	1,108,440	18,511

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Enstar Group Ltd.	51,383	16,751
	ServisFirst Bancshares Inc.	205,752	16,678
	Ameris Bancorp	266,343	16,415
*	Axos Financial Inc.	221,492	15,378
	Valley National Bancorp	1,750,036	15,190
	CNO Financial Group Inc.	434,885	15,186
	BGC Group Inc. Class A	1,497,934	14,800
	United Community Banks Inc.	484,368	14,759
*	Oscar Health Inc. Class A	788,274	14,425
	Atlantic Union Bankshares Corp.	362,257	14,374
	First BanCorp (XNYS)	666,602	14,252
*	Clearwater Analytics Holdings Inc. Class A	567,604	14,065
	Fulton Financial Corp.	723,385	13,998
	Walker & Dunlop Inc.	130,272	13,947
	Associated Banc-Corp.	605,149	13,846
	International Bancshares Corp.	218,795	13,823
	WSFS Financial Corp.	242,803	13,291
*	Upstart Holdings Inc.	312,456	13,279
	Eastern Bankshares Inc.	781,879	13,269
*	NMI Holdings Inc.	321,293	13,196
[1]	Blackstone Mortgage Trust Inc. Class A	703,237	12,982
	Community Financial System Inc.	212,064	12,970
*	Texas Capital Bancshares Inc.	187,915	12,632
*	Baldwin Insurance Group Inc.	267,031	12,521
	Cathay General Bancorp	281,811	12,397
*	Genworth Financial Inc.	1,764,842	12,319
	StepStone Group Inc. Class A	217,183	11,880
	PJT Partners Inc. Class A	95,595	11,806
	PennyMac Financial Services Inc.	108,259	11,692
	BankUnited Inc.	302,335	11,619
	New York Community Bancorp Inc.	1,028,531	11,149
	Burford Capital Ltd.	812,657	10,979
	Independent Bank Corp. (XNGS)	172,160	10,899
	Simmons First National Corp. Class A	502,883	10,772
*	Bancorp Inc.	202,868	10,630
	Artisan Partners Asset Management Inc. Class A	255,279	10,617
	Bank of Hawaii Corp.	158,362	10,511
	Park National Corp.	58,382	10,263
[1]	Arbor Realty Trust Inc.	746,426	10,151
	First Financial Bancorp	382,458	10,124
	Pacific Premier Bancorp Inc.	388,815	9,993
	Cohen & Steers Inc.	111,499	9,964
	WaFd Inc.	270,667	9,925
	CVB Financial Corp.	536,892	9,890
	Towne Bank	284,878	9,871
	First Interstate BancSystem Inc. Class A	317,421	9,856
*	Palomar Holdings Inc.	99,327	9,855
	Provident Financial Services Inc.	510,910	9,743
	Heartland Financial USA Inc.	172,004	9,591
	Seacoast Banking Corp. of Florida	342,633	9,374
	First Merchants Corp.	236,431	9,221
*	StoneX Group Inc.	111,020	9,199
	NBT Bancorp Inc.	186,659	9,139
*	Enova International Inc.	106,203	9,105
	Victory Capital Holdings Inc. Class A	166,652	9,094
	OFG Bancorp	188,545	8,671
	BancFirst Corp.	80,914	8,609
	Independent Bank Group Inc.	146,992	8,558
	Banner Corp.	139,299	8,298
*	Riot Platforms Inc.	1,100,769	8,289
	Trustmark Corp.	246,766	8,220
	Stewart Information Services Corp.	109,518	8,094
	Banc of California Inc.	564,091	8,021
*	Goosehead Insurance Inc. Class A	94,895	8,003
	Enterprise Financial Services Corp.	150,219	7,948
	Renasant Corp.	224,427	7,855
*	Triumph Financial Inc.	89,721	7,535
	WesBanco Inc.	233,521	7,522
	Federal Agricultural Mortgage Corp. Class C	37,056	7,317
	Bank of NT Butterfield & Son Ltd.	188,801	7,222

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Mercury General Corp.	108,669	7,197
	Northwest Bancshares Inc.	517,229	7,164
	Pathward Financial Inc.	103,592	7,129
	First Commonwealth Financial Corp.	410,800	7,074
	City Holding Co.	59,380	7,051
	FB Financial Corp.	143,806	6,934
	First Bancorp/Southern Pines NC	162,605	6,907
	Lakeland Financial Corp.	100,689	6,862
	Nelnet Inc. Class A	58,756	6,791
	S&T Bancorp Inc.	154,225	6,627
	National Bank Holdings Corp. Class A	149,306	6,541
	Stock Yards Bancorp Inc.	103,697	6,284
*	Customers Bancorp Inc.	119,810	6,209
	Hilltop Holdings Inc.	188,435	6,190
*	Skyward Specialty Insurance Group Inc.	150,249	6,141
	Apollo Commercial Real Estate Finance Inc.	578,699	6,128
*,1	Trupanion Inc.	133,442	6,102
	Live Oak Bancshares Inc.	140,305	6,032
	Hope Bancorp Inc.	469,111	6,000
*	SiriusPoint Ltd.	399,168	5,984
	Compass Diversified Holdings	269,661	5,973
	Two Harbors Investment Corp.	421,433	5,968
	Horace Mann Educators Corp.	167,085	5,950
	TriCo Bancshares	129,631	5,893
	First Busey Corp.	215,804	5,838
	Virtus Investment Partners Inc.	27,428	5,805
	WisdomTree Inc.	566,512	5,744
	Ladder Capital Corp.	460,798	5,695
	Sandy Spring Bancorp Inc.	177,924	5,569
	Navient Corp.	326,912	5,535
	Ready Capital Corp.	655,827	5,437
	Stellar Bancorp Inc.	198,861	5,423
	Westamerica BanCorp	104,439	5,409
*	LendingClub Corp.	442,804	5,380
	Veritex Holdings Inc.	213,412	5,376
	Nicolet Bankshares Inc.	53,804	5,289
	Safety Insurance Group Inc.	59,648	5,282
	MFA Financial Inc. REIT	413,939	5,183
	QCR Holdings Inc.	66,332	5,116
	Chimera Investment Corp.	326,191	5,049
	PennyMac Mortgage Investment Trust	351,306	4,992
	Employers Holdings Inc.	102,406	4,910
	Berkshire Hills Bancorp Inc.	175,899	4,844
*	Encore Capital Group Inc.	94,999	4,758
	German American Bancorp Inc.	115,937	4,650
	Cannae Holdings Inc.	228,178	4,568
	1st Source Corp.	74,236	4,561
	Franklin BSP Realty Trust Inc. REIT	332,043	4,522
	Peoples Bancorp Inc.	140,665	4,501
	Ellington Financial Inc.	333,884	4,391
	First Bancshares Inc.	124,467	4,264
	Enact Holdings Inc.	118,589	4,216
	OceanFirst Financial Corp.	232,909	4,162
	Perella Weinberg Partners	212,640	4,157
	Preferred Bank	50,167	4,156
	ARMOUR Residential REIT Inc.	198,892	4,067
	Redwood Trust Inc.	532,602	4,032
	Origin Bancorp Inc.	118,948	3,981
	Southside Bancshares Inc.	116,197	3,977
*,1	Lemonade Inc.	208,626	3,866
	AMERISAFE Inc.	77,084	3,863
	Dime Community Bancshares Inc.	144,452	3,757
	First Mid Bancshares Inc.	92,743	3,736
	Bank First Corp.	39,642	3,728
	ConnectOne Bancorp Inc.	146,752	3,669
*	PRA Group Inc.	156,850	3,658
	Brookline Bancorp Inc.	357,046	3,653
	Fidelis Insurance Holdings Ltd.	195,055	3,612
	Premier Financial Corp.	143,232	3,589
	Burke & Herbert Financial Services Corp.	52,824	3,499

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Byline Bancorp Inc.	125,984	3,496
	Banco Latinoamericano de Comercio Exterior SA Class E	110,748	3,472
	F&G Annuities & Life Inc.	75,431	3,446
	Univest Financial Corp.	117,103	3,333
	Dynex Capital Inc.	259,493	3,270
*	Assetmark Financial Holdings Inc.	92,563	3,254
*	CrossFirst Bankshares Inc.	183,748	3,197
	Tompkins Financial Corp.	52,069	3,194
	Merchants Bancorp	69,244	3,175
	Heritage Financial Corp.	138,928	3,173
	Community Trust Bancorp Inc.	62,250	3,144
	HCI Group Inc.	32,788	3,142
	Brightspire Capital Inc.	522,899	3,111
	First Community Bankshares Inc.	69,617	3,072
	Capitol Federal Financial Inc.	504,907	3,035
	Old Second Bancorp Inc.	176,463	3,005
*	NB Bancorp Inc.	158,441	2,991
	Central Pacific Financial Corp.	108,006	2,971
*	ProAssurance Corp.	219,768	2,945
	Mercantile Bank Corp.	63,838	2,935
	KKR Real Estate Finance Trust Inc.	239,075	2,852
	Horizon Bancorp Inc.	175,762	2,816
	Claros Mortgage Trust Inc.	349,812	2,799
	Independent Bank Corp.	81,236	2,752
	Brightsphere Investment Group Inc.	112,397	2,741
	Orrstown Financial Services Inc.	74,244	2,658
	Amerant Bancorp Inc.	120,224	2,652
	TrustCo Bank Corp. NY	75,771	2,640
	Eagle Bancorp Inc.	120,504	2,623
	Patria Investments Ltd. Class A	223,709	2,577
	New York Mortgage Trust Inc.	371,082	2,475
	Heritage Commerce Corp.	242,806	2,472
*	Coastal Financial Corp.	45,442	2,439
	Brookfield Business Corp. Class A	106,736	2,433
	Hanmi Financial Corp.	122,684	2,430
	Equity Bancshares Inc. Class A	58,902	2,403
	Amalgamated Financial Corp.	72,616	2,396
	Business First Bancshares Inc.	97,797	2,388
*	Open Lending Corp.	414,202	2,386
	Camden National Corp.	58,937	2,356
*	LendingTree Inc.	40,575	2,351
	Farmers National Banc Corp.	147,867	2,299
	Metrocity Bankshares Inc.	74,946	2,297
	Washington Trust Bancorp Inc.	69,240	2,271
	Southern Missouri Bancorp Inc.	38,776	2,242
*	Metropolitan Bank Holding Corp.	43,194	2,234
*	Selectquote Inc.	539,318	2,200
	HomeTrust Bancshares Inc.	59,725	2,178
	HarborOne Bancorp Inc.	162,776	2,149
	Republic Bancorp Inc. Class A	33,406	2,135
	TPG RE Finance Trust Inc.	234,226	2,122
	Universal Insurance Holdings Inc.	97,738	2,091
	Great Southern Bancorp Inc.	34,900	2,079
*	Ambac Financial Group Inc.	176,960	2,070
	First Financial Corp.	46,265	2,068
	Tiptree Inc.	102,804	2,039
	CNB Financial Corp.	83,612	2,033
	Arrow Financial Corp.	66,259	2,020
	Bar Harbor Bankshares	61,340	1,967
*	Columbia Financial Inc.	110,147	1,956
	Peapack-Gladstone Financial Corp.	68,395	1,953
	Northfield Bancorp Inc.	160,687	1,948
	Midland States Bancorp Inc.	84,853	1,932
	Capital City Bank Group Inc.	55,701	1,923
	Northeast Bank	27,013	1,918
	Five Star Bancorp	65,718	1,916
	SmartFinancial Inc.	65,095	1,903
	Mid Penn Bancorp Inc.	60,385	1,824
	GCM Grosvenor Inc. Class A	167,149	1,820
	Esquire Financial Holdings Inc.	28,931	1,780

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Peoples Financial Services Corp.	37,200	1,771
	Shore Bancshares Inc.	123,657	1,756
	Orchid Island Capital Inc.	214,202	1,756
	MidWestOne Financial Group Inc.	59,949	1,752
	United Fire Group Inc.	84,689	1,734
	Invesco Mortgage Capital Inc. REIT	197,542	1,732
	Diamond Hill Investment Group Inc.	10,921	1,726
*	World Acceptance Corp.	14,431	1,701
	P10 Inc. Class A	167,763	1,686
	South Plains Financial Inc.	47,506	1,658
	Flushing Financial Corp.	110,981	1,620
[1]	Hingham Institution for Savings	6,302	1,619
*	Carter Bankshares Inc.	93,451	1,617
	Alerus Financial Corp.	71,889	1,614
	Sierra Bancorp	53,120	1,601
	RBB Bancorp	69,497	1,596
	Financial Institutions Inc.	61,273	1,594
*	Hippo Holdings Inc.	80,249	1,593
*	Greenlight Capital Re Ltd. Class A	111,221	1,554
*	Root Inc. Class A	34,904	1,513
	Kearny Financial Corp.	220,762	1,503
	Northrim BanCorp Inc.	21,783	1,502
*	California BanCorp	99,508	1,490
	First Foundation Inc.	210,899	1,485
*	Heritage Insurance Holdings Inc.	92,062	1,485
	First Business Financial Services Inc.	31,883	1,447
	Bank of Marin Bancorp	66,168	1,415
	Farmers & Merchants Bancorp Inc.	51,451	1,414
	ACNB Corp.	33,388	1,403
	Community West Bancshares	68,140	1,390
	West BanCorp Inc.	66,770	1,332
	First Bank	86,468	1,331
*	Hamilton Insurance Group Ltd. Class B	67,146	1,315
	Investors Title Co.	5,785	1,303
	Home Bancorp Inc.	28,691	1,281
	Citizens & Northern Corp.	61,391	1,236
	Enterprise Bancorp Inc.	39,335	1,219
	Orange County Bancorp Inc.	20,978	1,205
	First Bancorp Inc. (XNGS)	43,176	1,204
*	Third Coast Bancshares Inc.	46,770	1,198
	NewtekOne Inc.	95,625	1,198
*	Dave Inc.	31,664	1,191
	First Internet Bancorp	32,786	1,190
	FS Bancorp Inc.	26,997	1,183
	HomeStreet Inc.	73,765	1,180
*	Bridgewater Bancshares Inc.	81,208	1,171
	HBT Financial Inc.	51,738	1,160
	Northeast Community Bancorp Inc.	50,689	1,158
	Guaranty Bancshares Inc.	32,247	1,122
	First of Long Island Corp.	86,243	1,101
	Regional Management Corp.	32,721	1,097
*	American Coastal Insurance Corp. Class C	97,297	1,093
	Chicago Atlantic Real Estate Finance Inc.	68,064	1,082
	Civista Bancshares Inc.	61,835	1,049
	Southern States Bancshares Inc.	33,587	1,049
	Citizens Financial Services Inc.	18,282	1,040
*	Southern First Bancshares Inc.	31,851	1,035
	Fidelity D&D Bancorp Inc.	19,162	1,034
	John Marshall Bancorp Inc.	51,709	1,034
	Red River Bancshares Inc.	19,067	1,013
	Waterstone Financial Inc.	66,423	1,006
	Colony Bankcorp Inc.	66,779	1,002
	Primis Financial Corp.	81,548	991
	BayCom Corp.	42,798	986
	Unity Bancorp Inc.	29,006	984
	Timberland Bancorp Inc.	31,388	980
	MVB Financial Corp.	46,379	974
	Greene County Bancorp Inc.	28,257	963
	Capital Bancorp Inc.	37,174	951
	Donegal Group Inc. Class A	62,309	948

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	James River Group Holdings Ltd.	126,150	934
*	Blue Foundry Bancorp	83,366	923
	Plumas Bancorp	22,257	908
	ChoiceOne Financial Services Inc.	28,384	884
*	Ponce Financial Group Inc.	77,849	883
	Parke Bancorp Inc.	42,400	869
	AG Mortgage Investment Trust Inc.	115,972	863
	PCB Bancorp	43,912	846
	Middlefield Banc Corp.	29,259	818
	Norwood Financial Corp.	29,978	817
*	FVCBankcorp Inc.	66,216	816
	LCNB Corp.	49,817	797
	Bankwell Financial Group Inc.	25,848	788
	NexPoint Diversified Real Estate Trust	131,453	776
*	Onity Group Inc.	26,714	774
	Princeton Bancorp Inc.	20,304	756
	Virginia National Bankshares Corp.	18,862	749
	BCB Bancorp Inc.	60,157	747
	Oak Valley Bancorp	27,567	735
	Seven Hills Realty Trust	51,648	716
	AFC Gamma Inc.	67,785	709
*	MBIA Inc.	179,765	705
	National Bankshares Inc.	23,244	702
*	Provident Bancorp Inc.	63,111	696
	Investar Holding Corp.	37,350	695
*	Velocity Financial Inc.	36,394	683
	Ames National Corp.	35,281	670
	Bank7 Corp.	16,556	664
*	Forge Global Holdings Inc.	463,895	649
	Crawford & Co. Class A	60,920	644
	First Financial Northwest Inc.	28,279	642
*	Maiden Holdings Ltd.	354,805	632
	USCB Financial Holdings Inc.	42,272	631
	ESSA Bancorp Inc.	33,782	623
*	First Western Financial Inc.	32,269	621
	Silvercrest Asset Management Group Inc. Class A	38,342	621
	Chemung Financial Corp.	13,259	619
	Medallion Financial Corp.	75,582	611
	Nexpoint Real Estate Finance Inc.	34,670	577
	LINKBANCORP Inc.	89,150	561
*	AlTi Global Inc.	135,785	546
	Angel Oak Mortgage REIT Inc.	47,915	541
	Peoples Bancorp of North Carolina Inc.	18,395	536
	Granite Point Mortgage Trust Inc.	202,833	533
*	Pioneer Bancorp Inc.	47,017	517
*	Sterling Bancorp Inc.	85,796	497
*	NI Holdings Inc.	31,604	491
*	Kingsway Financial Services Inc.	51,847	430
[1]	B Riley Financial Inc.	82,209	404
	OppFi Inc.	72,918	348
*	Sunrise Realty Trust Inc.	22,963	324
*	Consumer Portfolio Services Inc.	34,179	282
*	SWK Holdings Corp.	13,349	235
*	GoHealth Inc. Class A	18,732	158
*,1	Prairie Operating Co.	16,991	148
*,1	Roadzen Inc.	61,073	129
	Value Line Inc.	2,962	123
	MarketWise Inc.	155,216	123
*	Bowhead Specialty Holdings Inc.	2,108	65
*	TWFG Inc.	674	19
	Wintrust Financial Corp.	114	12
			1,878,293
Health Care (17.4%)
*	Insmed Inc.	629,599	48,145
*	Vaxcyte Inc.	442,584	35,743
	Ensign Group Inc.	224,834	34,031
*	Halozyme Therapeutics Inc.	505,440	32,272
*	Lantheus Holdings Inc.	275,562	29,339
*	HealthEquity Inc.	343,125	27,299

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Glaukos Corp.	198,337	26,555
*	REVOLUTION Medicines Inc.	617,701	26,333
*	Cytokinetics Inc.	452,841	25,848
*	Blueprint Medicines Corp.	254,866	24,350
*	Option Care Health Inc.	706,875	22,634
*	Merit Medical Systems Inc.	231,828	22,413
*	TransMedics Group Inc.	130,128	21,869
*	Krystal Biotech Inc.	100,575	19,624
*	Alkermes plc	682,265	19,410
*	Avidity Biosciences Inc.	437,917	19,268
*	RadNet Inc.	268,009	17,766
*	Madrigal Pharmaceuticals Inc.	71,151	17,584
*	Integer Holdings Corp.	135,136	17,577
*	Crinetics Pharmaceuticals Inc.	315,496	16,740
*	Bridgebio Pharma Inc.	570,140	15,878
*	ADMA Biologics Inc.	912,820	15,801
	Select Medical Holdings Corp.	433,124	15,623
*	Haemonetics Corp.	203,418	15,374
*	Neogen Corp.	884,707	15,261
*	Dyne Therapeutics Inc.	327,177	15,080
*	Prestige Consumer Healthcare Inc.	200,678	14,979
*	Evolent Health Inc. Class A	468,345	14,978
*	ICU Medical Inc.	86,941	14,374
*	Axonics Inc.	206,383	14,275
*	Amicus Therapeutics Inc.	1,189,792	13,814
*	PROCEPT BioRobotics Corp.	171,856	13,577
*	TG Therapeutics Inc.	565,929	13,294
*	Axsome Therapeutics Inc.	147,869	13,140
*	Ideaya Biosciences Inc.	332,586	13,137
*	Denali Therapeutics Inc.	504,319	12,326
*	Guardant Health Inc.	478,600	12,243
*	Arcellx Inc.	174,771	12,014
*	Biohaven Ltd.	304,575	12,000
*	Iovance Biotherapeutics Inc.	1,026,652	11,971
*	SpringWorks Therapeutics Inc.	278,916	11,634
*	Corcept Therapeutics Inc.	327,937	11,576
*	Arrowhead Pharmaceuticals Inc.	484,302	11,541
*	CorVel Corp.	35,903	11,515
*	Tandem Diabetes Care Inc.	262,564	11,422
*	Hims & Hers Health Inc.	769,391	11,333
*	LivaNova plc	221,256	11,149
*	Geron Corp. (XNGS)	2,335,442	11,093
*	Nuvalent Inc. Class A	129,589	11,032
*	PTC Therapeutics Inc.	308,915	10,911
*	Celldex Therapeutics Inc.	262,072	10,831
*	Agios Pharmaceuticals Inc.	229,237	10,524
*	Rhythm Pharmaceuticals Inc.	222,136	10,505
*	Myriad Genetics Inc.	362,542	10,271
*	Protagonist Therapeutics Inc.	236,968	10,164
*	Vericel Corp.	196,548	10,152
*	Twist Bioscience Corp.	233,266	10,086
*	UFP Technologies Inc.	29,449	10,049
*	Surgery Partners Inc.	311,684	9,958
*	Veracyte Inc.	311,745	9,836
*	Catalyst Pharmaceuticals Inc.	471,878	9,556
*	Inari Medical Inc.	214,615	9,278
	CONMED Corp.	125,174	9,165
*	iRhythm Technologies Inc.	126,815	8,989
*	Intellia Therapeutics Inc.	390,018	8,752
*	Kymera Therapeutics Inc.	180,398	8,724
*	NeoGenomics Inc.	517,448	8,548
*	Addus HomeCare Corp.	63,887	8,498
*	Novocure Ltd.	432,028	8,399
*	Astrana Health Inc.	174,793	8,353
*	Privia Health Group Inc.	414,036	8,339
*	Beam Therapeutics Inc.	310,335	8,280
*	Omnicell Inc.	184,712	8,216
*	Progyny Inc.	342,685	8,050
*	ACADIA Pharmaceuticals Inc.	485,364	8,047
*	RxSight Inc.	137,743	7,767

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Amphastar Pharmaceuticals Inc.	156,125	7,610
*	Apogee Therapeutics Inc.	146,718	7,508
*	Akero Therapeutics Inc.	275,298	7,488
	LeMaitre Vascular Inc.	82,333	7,434
	Patterson Cos. Inc.	326,119	7,334
*	Ligand Pharmaceuticals Inc.	69,045	7,305
*	BioCryst Pharmaceuticals Inc.	839,161	7,292
*	Immunovant Inc.	235,693	7,283
*	Supernus Pharmaceuticals Inc.	203,285	7,148
*	Novavax Inc.	572,853	7,092
	National HealthCare Corp.	50,589	6,937
*	Mirum Pharmaceuticals Inc.	158,909	6,851
*	Syndax Pharmaceuticals Inc.	332,931	6,842
*	Arvinas Inc.	259,931	6,800
*	MannKind Corp.	1,072,925	6,717
*	STAAR Surgical Co.	200,797	6,644
*	CareDx Inc.	201,830	6,202
*	Kura Oncology Inc.	293,724	6,186
*	Nurix Therapeutics Inc.	244,833	6,170
*,1	Recursion Pharmaceuticals Inc. Class A	836,368	6,089
*	Dynavax Technologies Corp.	534,915	6,002
*	Vera Therapeutics Inc.	157,680	5,963
*	Ardelyx Inc.	944,026	5,834
*	Avadel Pharmaceuticals plc	374,036	5,674
*	Integra LifeSciences Holdings Corp.	278,171	5,658
*	Ocular Therapeutix Inc.	632,252	5,576
*	Amneal Pharmaceuticals Inc.	643,581	5,573
*	Edgewise Therapeutics Inc.	294,886	5,529
*	Brookdale Senior Living Inc.	774,518	5,507
*	Keros Therapeutics Inc.	119,323	5,411
*	Inmode Ltd.	321,745	5,376
*	Janux Therapeutics Inc.	113,963	5,354
*	Phreesia Inc.	206,209	5,302
*	Warby Parker Inc. Class A	352,709	5,262
	US Physical Therapy Inc.	60,674	5,194
*	agilon health Inc.	1,252,452	5,110
*	Collegium Pharmaceutical Inc.	132,321	5,089
*	Rocket Pharmaceuticals Inc.	266,531	5,024
*	AtriCure Inc.	191,650	5,023
*	Harrow Inc.	123,832	5,010
*	Teladoc Health Inc.	689,840	4,946
*	ANI Pharmaceuticals Inc.	75,240	4,797
*	Owens & Minor Inc.	305,095	4,741
*,1	Cassava Sciences Inc.	164,681	4,728
*	Longboard Pharmaceuticals Inc.	130,769	4,718
*	Arcutis Biotherapeutics Inc.	429,719	4,675
*,1	Summit Therapeutics Inc. (XNMS)	354,433	4,601
*	AdaptHealth Corp.	412,027	4,528
*	Avanos Medical Inc.	184,059	4,458
*	Harmony Biosciences Holdings Inc.	122,116	4,394
*	Soleno Therapeutics Inc.	89,331	4,373
*	Artivion Inc.	160,489	4,356
*	Innoviva Inc.	223,725	4,336
*	Silk Road Medical Inc.	158,668	4,302
*	Xencor Inc.	240,670	4,209
*	Maravai LifeSciences Holdings Inc. Class A	446,956	4,045
*	Tarsus Pharmaceuticals Inc.	148,930	4,038
*	Kiniksa Pharmaceuticals International plc	150,996	4,038
*	Spyre Therapeutics Inc.	140,020	4,026
*	Pennant Group Inc.	116,974	4,008
*	PACS Group Inc.	100,777	3,998
*	Cogent Biosciences Inc.	371,543	3,990
*	Aurinia Pharmaceuticals Inc.	581,585	3,961
*,1	Neumora Therapeutics Inc.	340,404	3,915
*	Prothena Corp. plc	172,358	3,838
	Embecta Corp.	234,704	3,835
*	Arcus Biosciences Inc.	220,474	3,775
*	BioLife Solutions Inc.	144,153	3,731
*	Pediatrix Medical Group Inc.	342,976	3,725
*	Praxis Precision Medicines Inc.	70,086	3,725

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Viridian Therapeutics Inc.	253,638	3,723
*	Alignment Healthcare Inc.	405,053	3,650
*	Evolus Inc.	224,749	3,571
*,1	CG oncology Inc.	94,253	3,476
*	Disc Medicine Inc.	66,822	3,396
*	PetIQ Inc.	109,750	3,353
*	MiMedx Group Inc.	479,858	3,282
*	Healthcare Services Group Inc.	297,931	3,244
*	Sana Biotechnology Inc.	535,223	3,238
*	Immunome Inc.	208,235	3,161
*	89bio Inc.	329,776	3,133
*	Castle Biosciences Inc.	105,290	3,124
*	Enliven Therapeutics Inc.	142,466	3,117
*	Pliant Therapeutics Inc.	232,491	3,090
*	Cullinan Therapeutics Inc.	156,435	3,066
*	LifeStance Health Group Inc.	485,207	3,062
*	AnaptysBio Inc.	79,680	3,035
*	4D Molecular Therapeutics Inc.	201,926	3,031
*	Perspective Therapeutics Inc.	191,490	3,026
*	Vir Biotechnology Inc.	362,829	2,997
*	Day One Biopharmaceuticals Inc.	210,272	2,910
*	Ironwood Pharmaceuticals Inc.	572,871	2,899
*	Pacira BioSciences Inc.	185,397	2,885
*	Alphatec Holdings Inc.	415,422	2,866
	HealthStream Inc.	98,556	2,862
*	Travere Therapeutics Inc.	298,582	2,828
*	Cytek Biosciences Inc.	491,741	2,823
*,1	Dianthus Therapeutics Inc.	97,151	2,801
*	Community Health Systems Inc.	510,909	2,784
*	Revance Therapeutics Inc.	423,285	2,781
*	BrightSpring Health Services Inc.	219,066	2,749
*	SI-BONE Inc.	164,995	2,742
*	Relay Therapeutics Inc.	403,153	2,737
*	Zymeworks Inc.	227,955	2,674
*	Avid Bioservices Inc.	252,867	2,665
*	Standard BioTools Inc.	1,222,536	2,604
*	ARS Pharmaceuticals Inc.	200,137	2,598
*	Scholar Rock Holding Corp.	278,665	2,592
*	ORIC Pharmaceuticals Inc.	249,540	2,588
*	Corbus Pharmaceuticals Holdings Inc.	41,408	2,533
*	Applied Therapeutics Inc.	391,654	2,483
*	Orthofix Medical Inc.	137,296	2,394
*	Nuvation Bio Inc.	732,353	2,358
*	REGENXBIO Inc.	186,770	2,282
*	Axogen Inc.	173,148	2,277
*,1	Phathom Pharmaceuticals Inc.	137,666	2,274
*	Tango Therapeutics Inc.	192,254	2,274
*,1	ImmunityBio Inc.	573,529	2,265
*	Astria Therapeutics Inc.	183,860	2,249
*,1	OPKO Health Inc.	1,328,439	2,232
*	Liquidia Corp.	234,544	2,231
*	Adaptive Biotechnologies Corp.	472,354	2,220
*	Surmodics Inc.	55,711	2,208
*	Arbutus Biopharma Corp.	569,160	2,203
*	Fulcrum Therapeutics Inc.	252,663	2,160
*	Humacyte Inc.	356,134	2,155
*	Y-mAbs Therapeutics Inc.	148,274	2,122
*	OrthoPediatrics Corp.	66,075	2,111
*	Replimune Group Inc.	205,088	2,086
*	Stoke Therapeutics Inc.	143,381	2,086
*	KalVista Pharmaceuticals Inc.	155,471	2,082
*	Varex Imaging Corp.	158,212	1,975
*	Arcturus Therapeutics Holdings Inc.	93,494	1,973
*	Annexon Inc.	343,624	1,959
*,1	UroGen Pharma Ltd.	140,138	1,949
*	Olema Pharmaceuticals Inc.	162,856	1,922
*,1	Altimmune Inc.	286,285	1,918
*	Verve Therapeutics Inc.	286,227	1,918
*	Zimvie Inc.	109,011	1,890
*	Quanterix Corp.	144,748	1,886

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Tyra Biosciences Inc.	82,657	1,881
*	Fulgent Genetics Inc.	83,210	1,877
*	Sage Therapeutics Inc.	219,978	1,854
*	MaxCyte Inc.	421,534	1,821
*	EyePoint Pharmaceuticals Inc.	201,890	1,807
*	WaVe Life Sciences Ltd.	313,886	1,802
*,1	Anavex Life Sciences Corp.	297,345	1,790
*,1	Mind Medicine MindMed Inc.	293,935	1,781
*	Terns Pharmaceuticals Inc.	231,895	1,767
*	iTeos Therapeutics Inc.	104,681	1,764
*	Entrada Therapeutics Inc.	99,610	1,763
*	Alector Inc.	329,949	1,742
	Phibro Animal Health Corp. Class A	82,257	1,727
*	Enhabit Inc.	200,751	1,694
*	Health Catalyst Inc.	235,439	1,693
*	Savara Inc.	396,526	1,693
	SIGA Technologies Inc.	186,699	1,686
*	Cerus Corp.	727,160	1,643
*	Xeris Biopharma Holdings Inc.	566,374	1,592
*	OmniAb Inc.	379,324	1,589
*	Paragon 28 Inc.	189,874	1,580
	Tourmaline Bio Inc.	92,894	1,565
*	GeneDx Holdings Corp.	48,937	1,563
*	Neurogene Inc.	41,639	1,558
*	DocGo Inc.	409,725	1,549
*	Anika Therapeutics Inc.	59,900	1,539
	iRadimed Corp.	32,535	1,528
*	Bioventus Inc. Class A	151,206	1,520
*,1	Pacific Biosciences of California Inc.	1,102,314	1,510
*	Sutro Biopharma Inc.	329,819	1,507
*	Celcuity Inc.	94,286	1,505
*	C4 Therapeutics Inc.	236,212	1,493
*	Cargo Therapeutics Inc.	78,952	1,489
*	Aura Biosciences Inc.	186,941	1,486
*	Fate Therapeutics Inc.	403,452	1,481
*	Taysha Gene Therapies Inc.	644,573	1,444
*	Mineralys Therapeutics Inc.	115,089	1,428
*	Absci Corp.	321,848	1,416
*	G1 Therapeutics Inc.	198,710	1,413
	National Research Corp.	61,810	1,409
*	Acelyrin Inc.	294,061	1,406
*,1	Esperion Therapeutics Inc.	761,402	1,393
*,1	Nano-X Imaging Ltd.	218,474	1,392
*,1	Pulse Biosciences Inc.	74,356	1,386
*	CorMedix Inc.	221,332	1,381
*	Aquestive Therapeutics Inc.	299,180	1,355
*	OraSure Technologies Inc.	300,864	1,348
*	Larimar Therapeutics Inc.	169,428	1,340
*,1	Ocugen Inc.	1,031,027	1,340
*	Erasca Inc.	454,414	1,313
*	Tactile Systems Technology Inc.	95,397	1,306
*	Akebia Therapeutics Inc.	838,227	1,299
*	Zevra Therapeutics Inc.	169,417	1,296
*	Accolade Inc.	298,384	1,295
*	ModivCare Inc.	44,849	1,294
*	Editas Medicine Inc.	333,887	1,249
*	Atea Pharmaceuticals Inc.	318,841	1,228
*	Theravance Biopharma Inc.	148,063	1,222
*	Vanda Pharmaceuticals Inc.	229,787	1,216
*	Voyager Therapeutics Inc.	185,337	1,216
*	Treace Medical Concepts Inc.	196,648	1,213
*	Aveanna Healthcare Holdings Inc.	214,402	1,211
	LENZ Therapeutics Inc.	50,594	1,183
*	Inogen Inc.	95,581	1,173
*	Korro Bio Inc.	24,538	1,171
*	Aldeyra Therapeutics Inc.	200,837	1,156
*	Inozyme Pharma Inc.	208,185	1,153
*	AngioDynamics Inc.	153,740	1,147
*	Nkarta Inc.	213,090	1,132
*	Pulmonx Corp.	152,750	1,118

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Allogene Therapeutics Inc.	423,729	1,114
*,1	ArriVent Biopharma Inc.	39,471	1,055
*	Q32 Bio Inc.	24,274	1,055
*	Viemed Healthcare Inc.	138,295	1,051
*	Enanta Pharmaceuticals Inc.	81,004	1,043
*	Jasper Therapeutics Inc.	45,535	993
*	Talkspace Inc.	495,383	991
*,1	Prime Medicine Inc.	228,503	978
*	Cabaletta Bio Inc.	173,225	975
*	Avita Medical Inc.	102,826	962
*	2seventy bio Inc.	196,954	959
*	Sight Sciences Inc.	141,498	958
*,1	Omeros Corp.	225,438	949
*	XOMA Royalty Corp.	32,457	949
*	Rigel Pharmaceuticals Inc.	70,292	945
*	Lyell Immunopharma Inc.	647,469	939
	Utah Medical Products Inc.	13,712	932
*	Third Harmonic Bio Inc.	80,036	924
*	Nektar Therapeutics	719,333	921
*	Heron Therapeutics Inc.	473,036	913
*	Black Diamond Therapeutics Inc.	149,630	913
*	Nevro Corp.	145,617	901
*	TScan Therapeutics Inc.	154,665	871
*	MacroGenics Inc.	247,617	869
*	Accuray Inc.	386,427	842
*	Foghorn Therapeutics Inc.	101,713	842
*	Organogenesis Holdings Inc.	289,142	833
*,1	ADC Therapeutics SA	282,179	818
*	Sera Prognostics Inc. Class A	111,175	817
*,1	Biomea Fusion Inc.	111,302	816
*	Codexis Inc.	281,441	813
*	Solid Biosciences Inc.	90,794	811
*	Lexicon Pharmaceuticals Inc.	462,582	800
*	Zentalis Pharmaceuticals Inc.	230,314	799
*	Poseida Therapeutics Inc.	276,616	791
*	Monte Rosa Therapeutics Inc.	122,773	758
*	Trevi Therapeutics Inc.	236,579	748
*	Pyxis Oncology Inc.	196,813	746
*	Inovio Pharmaceuticals Inc.	102,232	738
*	Mersana Therapeutics Inc.	457,088	722
*	Caribou Biosciences Inc.	331,524	716
*	Atossa Therapeutics Inc.	509,693	698
*	Biote Corp. Class A	108,807	683
*	ChromaDex Corp.	197,287	681
*	Compass Therapeutics Inc.	410,894	649
*	MeiraGTx Holdings plc	156,241	636
*	Orchestra BioMed Holdings Inc.	93,549	627
*,1	IGM Biosciences Inc.	61,241	624
*	Coherus Biosciences Inc.	444,274	618
*	Inhibrx Biosciences Inc.	42,269	615
*,1	ProKidney Corp.	254,108	610
*	Achieve Life Sciences Inc.	138,832	609
*	PepGen Inc.	62,590	603
*	Design Therapeutics Inc.	126,408	600
*	Tenaya Therapeutics Inc.	222,188	595
*,1	MediWound Ltd.	32,376	595
*	OptimizeRx Corp.	70,893	589
*	Sanara Medtech Inc.	16,312	585
*	scPharmaceuticals Inc.	114,483	583
*	Adverum Biotechnologies Inc.	83,670	581
*	Shattuck Labs Inc.	157,699	566
*	Precigen Inc.	510,052	561
*	Contineum Therapeutics Inc. Class A	28,038	546
*	Kyverna Therapeutics Inc.	67,801	544
*,1	Candel Therapeutics Inc.	79,988	540
*	Ventyx Biosciences Inc.	242,325	540
*	InfuSystem Holdings Inc.	80,216	533
*	Fennec Pharmaceuticals Inc.	94,580	527
*	CVRx Inc.	53,495	527
*,1	Lineage Cell Therapeutics Inc.	595,198	526

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Generation Bio Co.	199,302	526
*	Nautilus Biotechnology Inc.	196,400	511
*	Semler Scientific Inc.	19,136	511
*	Stereotaxis Inc.	220,937	506
*	Joint Corp.	43,829	496
*	Innovage Holding Corp.	76,339	486
*,1	Zynex Inc.	61,615	484
*	Alimera Sciences Inc.	86,353	478
*	XBiotech Inc.	74,540	477
*	Lexeo Therapeutics Inc.	41,406	477
*	X4 Pharmaceuticals Inc.	676,998	474
*	Harvard Bioscience Inc.	164,191	473
*	Quipt Home Medical Corp.	164,600	471
*	Waystar Holding Corp.	17,249	470
*,1	Capricor Therapeutics Inc.	102,183	467
*	Acumen Pharmaceuticals Inc.	168,979	463
*	Alto Neuroscience Inc.	35,578	456
*	Acrivon Therapeutics Inc.	47,635	452
*,1	Bluebird Bio Inc.	772,137	434
*	NeuroPace Inc.	54,840	434
*	Regulus Therapeutics Inc.	254,505	428
*	Agenus Inc.	81,825	421
*	Puma Biotechnology Inc.	166,918	417
*,1	CervoMed Inc.	21,937	408
*,1	Cartesian Therapeutics Inc.	29,103	406
*,1	Gyre Therapeutics Inc.	28,163	388
*	Quantum-Si Inc.	403,598	382
*	Sonida Senior Living Inc.	13,819	381
*	Lifecore Biomedical Inc.	85,906	376
*	908 Devices Inc.	95,180	376
*	Cardiff Oncology Inc.	157,924	365
*,1	Greenwich Lifesciences Inc.	24,053	337
*,1	Zura Bio Ltd.	80,738	333
*	Kodiak Sciences Inc.	130,309	327
*,1	Inmune Bio Inc.	49,106	325
*	Century Therapeutics Inc.	184,809	325
*	ALX Oncology Holdings Inc.	133,222	309
*	Prelude Therapeutics Inc.	53,105	276
*,1	Akoya Biosciences Inc.	106,976	273
*	Invivyd Inc.	319,508	272
*	Ovid therapeutics Inc.	237,157	268
*	Werewolf Therapeutics Inc.	122,817	265
*	Verastem Inc.	102,271	256
*	Rapt Therapeutics Inc.	120,718	248
*	Actinium Pharmaceuticals Inc.	121,072	241
*	Outlook Therapeutics Inc.	32,382	238
*	HilleVax Inc.	126,852	237
*,1	Tempus AI Inc.	3,861	229
*	AirSculpt Technologies Inc.	53,697	225
*	Galectin Therapeutics Inc.	82,027	221
*	Concentra Group Holdings Parent Inc.	8,846	216
*,1	Eliem Therapeutics Inc.	29,314	205
*,1	Verrica Pharmaceuticals Inc.	76,346	179
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $1,735)	165,557	171
*,1	Fibrobiologics Inc.	102,427	166
*	Elevation Oncology Inc.	210,328	164
*	Renovaro Inc.	196,537	118
*,1	Fractyl Health Inc.	30,143	106
*	Aerovate Therapeutics Inc.	54,395	105
*,1	Alumis Inc.	8,067	102
*,1	Telomir Pharmaceuticals Inc.	19,373	102
*,1	Rapport Therapeutics Inc.	4,627	101
*	Ardent Health Partners Inc.	4,679	93
*,1	Boundless Bio Inc.	25,323	92
*,3	Inhibrx Inc.	129,632	84
*	Metagenomi Inc.	25,322	75
*	Lyra Therapeutics Inc.	194,913	63
*,1	Tevogen Bio Holdings Inc.	88,044	46
*	Artiva Biotherapeutics Inc.	3,378	39
*,1,3	Tobira Therapeutics Inc. CVR	6,227	28

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Conduit Pharmaceuticals Inc.	92,756	11
*	CareMax Inc.	1,078	2
*,3	Flexion Therape CVR	111	—
*,3	OmniAb Inc. 12.5 Earnout	14,203	—
*,3	OmniAb Inc. 15 Earnout	14,203	—
*,3	Chinook Therapeutics Inc. CVR	704	—
			1,872,542
Industrials (18.4%)
	FTAI Aviation Ltd.	403,835	51,614
*	Fluor Corp.	691,901	34,643
	Applied Industrial Technologies Inc.	155,748	31,947
*	SPX Technologies Inc.	182,518	29,776
*	Modine Manufacturing Co.	209,418	25,455
	Badger Meter Inc.	119,113	24,649
*	Beacon Roofing Supply Inc.	258,191	23,392
*	ExlService Holdings Inc.	637,081	23,279
	Federal Signal Corp.	243,783	23,035
	Maximus Inc.	246,893	22,778
	Moog Inc. Class A	115,174	22,735
	Exponent Inc.	204,798	22,173
	Watts Water Technologies Inc. Class A	110,951	21,824
*	AeroVironment Inc.	106,117	21,622
	Installed Building Products Inc.	97,134	21,594
*	ACI Worldwide Inc.	427,391	21,523
	CSW Industrials Inc.	62,682	21,163
*	Chart Industries Inc.	171,135	20,947
	GATX Corp.	144,574	20,399
*	Dycom Industries Inc.	115,126	20,258
	Brink's Co.	182,015	20,191
*	Summit Materials Inc. Class A	490,762	19,876
	Zurn Elkay Water Solutions Corp.	589,318	19,112
	Matson Inc.	137,883	19,069
	Franklin Electric Co. Inc.	183,402	19,048
*	Itron Inc.	186,166	19,030
	HB Fuller Co.	221,784	18,998
*	Verra Mobility Corp.	674,888	18,634
*	Knife River Corp.	230,301	18,164
	Belden Inc.	164,313	17,628
*	ASGN Inc.	182,895	17,587
*	Aurora Innovation Inc.	3,745,620	17,492
	Herc Holdings Inc.	114,150	16,708
	EnerSys	162,145	16,430
*	StoneCo. Ltd. Class A	1,160,541	15,389
	Korn Ferry	210,493	15,377
	Terex Corp.	270,141	15,336
	Kadant Inc.	47,549	15,269
*	Sterling Infrastructure Inc.	122,642	14,659
	ABM Industries Inc.	256,043	14,633
*	Alight Inc. Class A	1,926,053	14,368
*	CBIZ Inc.	194,183	14,292
	Otter Tail Corp.	167,703	14,179
*	GMS Inc.	162,242	14,081
	Atkore Inc.	148,928	13,899
*	Kratos Defense & Security Solutions Inc.	600,115	13,767
	Enpro Inc.	85,201	13,703
	Insperity Inc.	145,507	13,676
	Scorpio Tankers Inc.	189,746	13,574
	TriNet Group Inc.	131,751	13,548
	Mueller Water Products Inc. Class A	629,612	13,518
*	RXO Inc.	472,781	13,455
	Granite Construction Inc.	178,357	13,405
	ESCO Technologies Inc.	104,980	12,588
	ICF International Inc.	75,650	12,540
	Primoris Services Corp.	216,831	12,238
	Atmus Filtration Technologies Inc.	339,622	12,175
*	Resideo Technologies Inc.	591,811	11,931
	Albany International Corp. Class A	126,511	11,912
	Bread Financial Holdings Inc.	201,603	11,727
	Hub Group Inc. Class A	247,434	11,662

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	UniFirst Corp.	61,090	11,588
	John Bean Technologies Corp.	128,915	11,582
*	Construction Partners Inc. Class A	174,236	11,496
	Patrick Industries Inc.	87,548	11,313
*	WNS Holdings Ltd.	188,047	11,132
	Trinity Industries Inc.	331,412	10,940
	McGrath RentCorp.	98,893	10,695
	Griffon Corp.	156,673	10,370
	ArcBest Corp.	95,569	10,159
*	Marqeta Inc. Class A	1,891,890	10,084
	AZZ Inc.	119,082	9,904
*	OSI Systems Inc.	65,558	9,825
*,1	Bloom Energy Corp. Class A	807,029	9,612
	Werner Enterprises Inc.	256,580	9,483
	Hillenbrand Inc.	284,970	9,393
*	AAR Corp.	139,802	9,196
	Enerpac Tool Group Corp.	220,339	9,087
	EVERTEC Inc.	261,560	8,958
*	Flywire Corp.	490,013	8,874
*	Rocket Lab USA Inc.	1,412,043	8,854
*	Mirion Technologies Inc.	810,603	8,787
*	Gibraltar Industries Inc.	124,092	8,645
*	Payoneer Global Inc.	1,149,490	8,541
*	Leonardo DRS Inc.	298,614	8,522
	International Seaways Inc.	163,793	8,489
*	PagSeguro Digital Ltd. Class A	764,548	8,464
*	Mercury Systems Inc.	222,442	8,431
	Standex International Corp.	47,108	8,416
*	NCR Atleos Corp.	292,765	8,376
	Kennametal Inc.	321,247	8,311
*	Masterbrand Inc.	513,784	8,241
*,1	Joby Aviation Inc.	1,630,953	8,155
*	AMN Healthcare Services Inc.	153,763	8,154
*	Remitly Global Inc.	588,482	8,033
*	O-I Glass Inc.	628,999	7,982
*	Huron Consulting Group Inc.	72,148	7,968
*	Hillman Solutions Corp.	795,492	7,915
	Alamo Group Inc.	41,532	7,700
	Barnes Group Inc.	188,427	7,545
	Tennant Co.	76,936	7,514
*	Cimpress plc	73,383	7,256
*	Donnelley Financial Solutions Inc.	106,188	7,078
*	MYR Group Inc.	67,468	6,801
*	Aspen Aerogels Inc.	236,622	6,789
*	Blue Bird Corp.	130,492	6,679
	REV Group Inc.	208,474	6,638
	Napco Security Technologies Inc.	142,816	6,624
	Powell Industries Inc.	37,842	6,336
	Greif Inc. Class A	101,316	6,334
*	Janus International Group Inc.	575,989	6,330
	H&E Equipment Services Inc.	131,029	6,309
*	IES Holdings Inc.	33,693	6,285
*	CoreCivic Inc.	448,179	6,176
	Golden Ocean Group Ltd.	492,262	6,055
	Greenbrier Cos. Inc.	124,152	6,015
	Helios Technologies Inc.	134,650	5,950
	Apogee Enterprises Inc.	88,792	5,930
	DHT Holdings Inc.	546,133	5,915
*	American Woodmark Corp.	64,297	5,762
*,1	Enovix Corp.	603,492	5,745
*	AvidXchange Holdings Inc.	705,730	5,695
	Tecnoglass Inc.	90,879	5,632
*	NV5 Global Inc.	57,807	5,557
	Teekay Tankers Ltd. Class A	97,499	5,546
	Lindsay Corp.	44,593	5,532
	Dorian LPG Ltd.	140,603	5,482
	SFL Corp. Ltd.	456,020	5,408
	VSE Corp.	55,526	5,166
	Quanex Building Products Corp.	179,775	4,967
	Kforce Inc.	75,576	4,957

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	JELD-WEN Holding Inc.	347,733	4,952
	Pitney Bowes Inc.	649,936	4,595
	CRA International Inc.	27,096	4,568
*	Transcat Inc.	34,899	4,309
*	Thermon Group Holdings Inc.	135,228	4,250
*	Montrose Environmental Group Inc.	128,738	4,235
*	Tutor Perini Corp.	175,028	4,195
	TriMas Corp.	164,156	4,188
	Marten Transport Ltd.	234,999	4,101
	FTAI Infrastructure Inc.	407,648	4,052
	Argan Inc.	50,342	3,993
*	First Advantage Corp.	206,274	3,950
	Columbus McKinnon Corp.	115,058	3,936
	Cadre Holdings Inc.	105,395	3,821
	Barrett Business Services Inc.	104,344	3,810
*	Legalzoom.com Inc.	557,722	3,759
*	Energy Recovery Inc.	230,203	3,739
	Deluxe Corp.	178,968	3,685
*	Triumph Group Inc.	260,960	3,635
*	Ducommun Inc.	54,991	3,579
*	Global Business Travel Group I	507,857	3,550
	Wabash National Corp.	180,593	3,514
*	Air Transport Services Group Inc.	207,630	3,501
*	Vicor Corp.	90,864	3,498
	United States Lime & Minerals Inc.	42,676	3,488
*	BlueLinx Holdings Inc.	34,235	3,445
*	CECO Environmental Corp.	118,715	3,437
	Gorman-Rupp Co.	85,294	3,325
	Flex LNG Ltd.	124,156	3,310
	Forward Air Corp.	101,837	3,235
*,1	Archer Aviation Inc. Class A	944,907	3,213
*	Proto Labs Inc.	104,011	3,181
	Ardmore Shipping Corp.	167,910	3,170
	Heidrick & Struggles International Inc.	81,631	3,151
	Astec Industries Inc.	92,338	3,124
*	Repay Holdings Corp.	366,466	3,100
	Nordic American Tankers Ltd.	825,292	3,070
*,1	PureCycle Technologies Inc.	499,280	3,046
	Genco Shipping & Trading Ltd.	170,592	3,001
	Bel Fuse Inc. Class B	44,093	2,991
*	Paysafe Ltd.	130,998	2,934
	Hyster-Yale Inc.	46,310	2,916
*	BrightView Holdings Inc.	179,780	2,871
*	V2X Inc.	49,733	2,817
	Mesa Laboratories Inc.	20,908	2,795
*	ZipRecruiter Inc. Class A	292,476	2,793
*	DXP Enterprises Inc.	50,444	2,774
	Miller Industries Inc.	44,893	2,725
*	Limbach Holdings Inc.	41,336	2,672
	Kelly Services Inc. Class A	126,110	2,662
*	Great Lakes Dredge & Dock Corp.	267,282	2,659
*	Astronics Corp.	117,170	2,627
	Insteel Industries Inc.	76,311	2,625
	Douglas Dynamics Inc.	92,292	2,569
*	Conduent Inc.	654,136	2,499
	Costamare Inc.	174,851	2,481
	Ennis Inc.	103,013	2,463
*,1	Pagaya Technologies Ltd. Class A	162,839	2,452
*	Green Dot Corp. Class A	216,518	2,419
	Cass Information Systems Inc.	54,862	2,383
	Heartland Express Inc.	189,085	2,341
*	International Money Express Inc.	128,462	2,332
	Myers Industries Inc.	149,864	2,291
*	Sterling Check Corp.	134,640	2,180
*	Evolv Technologies Holdings Inc.	533,475	2,102
*	I3 Verticals Inc. Class A	92,330	2,092
	Ardagh Metal Packaging SA	582,291	2,085
*	Cross Country Healthcare Inc.	135,928	2,028
	Shyft Group Inc.	137,937	1,957
*	Teekay Corp.	233,768	1,943

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Willdan Group Inc.	50,890	1,939
	Pactiv Evergreen Inc.	163,142	1,925
*	Franklin Covey Co.	46,041	1,854
	LSI Industries Inc.	114,790	1,826
	Covenant Logistics Group Inc.	32,689	1,722
*	Titan International Inc.	204,501	1,704
*	Advantage Solutions Inc.	431,154	1,669
*	Cantaloupe Inc.	239,057	1,654
	National Presto Industries Inc.	21,085	1,651
*	CryoPort Inc.	175,686	1,637
*	Distribution Solutions Group Inc.	43,833	1,631
*	Moneylion Inc.	34,201	1,588
*	Hudson Technologies Inc.	182,194	1,498
*	Manitowoc Co. Inc.	142,858	1,441
	Resources Connection Inc.	130,342	1,359
	Willis Lease Finance Corp.	12,515	1,354
*	Vishay Precision Group Inc.	48,760	1,346
*	Graham Corp.	41,461	1,320
	Greif Inc. Class B	19,399	1,308
	Safe Bulkers Inc.	254,462	1,300
*	Sezzle Inc.	9,513	1,296
*	Target Hospitality Corp.	133,028	1,289
*	Bowman Consulting Group Ltd.	53,683	1,288
*	FARO Technologies Inc.	71,320	1,284
	Allient Inc.	59,772	1,270
*	Titan Machinery Inc.	83,176	1,257
*	Ranpak Holdings Corp.	173,094	1,227
*	Iteris Inc.	171,580	1,210
	Luxfer Holdings plc	107,881	1,210
	Preformed Line Products Co.	9,993	1,198
	Universal Logistics Holdings Inc.	27,540	1,164
*	Hyliion Holdings Corp.	567,879	1,062
	Park-Ohio Holdings Corp.	34,535	1,044
	Park Aerospace Corp.	75,030	1,014
	Kronos Worldwide Inc.	87,644	1,013
*	Performant Financial Corp.	286,604	1,012
*	Mistras Group Inc.	83,473	998
*	Mayville Engineering Co. Inc.	51,387	992
*	TrueBlue Inc.	123,665	986
*	Centuri Holdings Inc.	54,948	940
*	Orion Group Holdings Inc.	123,639	935
*	Forrester Research Inc.	48,161	924
	Himalaya Shipping Ltd.	119,895	922
*	Radiant Logistics Inc.	143,219	912
[1]	CompoSecure Inc. Class A	73,029	857
	Pangaea Logistics Solutions Ltd.	126,205	852
*	Custom Truck One Source Inc.	205,645	843
*	Gencor Industries Inc.	41,611	839
*	Byrna Technologies Inc.	69,603	807
*	Atlanticus Holdings Corp.	22,354	790
*,1	Spire Global Inc.	89,990	772
*	L B Foster Co. Class A	36,694	737
*	Acacia Research Corp.	152,265	732
	Alta Equipment Group Inc.	107,992	728
*	Blade Air Mobility Inc.	227,985	714
	Karat Packaging Inc.	27,669	701
*	Aersale Corp.	135,218	688
*	CS Disco Inc.	118,603	656
*	Smith-Midland Corp.	18,196	632
*	Paysign Inc.	132,857	630
*	Concrete Pumping Holdings Inc.	95,917	623
*	IBEX Holdings Ltd.	36,128	623
*	Redwire Corp.	90,497	611
	Twin Disc Inc.	44,854	590
*	CPI Card Group Inc.	20,089	575
*,1	Intuitive Machines Inc.	114,774	570
	Quad/Graphics Inc.	121,209	568
*,1	Sky Harbour Group Corp.	45,682	564
*	SoundThinking Inc.	39,941	563
*,1	Ispire Technology Inc.	77,374	560

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Taylor Devices Inc.	9,597	549
*	Core Molding Technologies Inc.	30,206	539
*,1	Virgin Galactic Holdings Inc.	75,624	506
	Information Services Group Inc.	141,930	497
*	Commercial Vehicle Group Inc.	132,834	482
*	BlackSky Technology Inc.	428,815	476
	Bel Fuse Inc. Class A	5,360	462
*	PAM Transportation Services Inc.	24,332	441
*	Priority Technology Holdings Inc.	72,471	435
*	Skye Bioscience Inc.	69,236	429
*	Ultralife Corp.	40,385	422
*,1	Caesarstone Ltd.	83,274	408
	TTEC Holdings Inc.	78,738	402
*	Rekor Systems Inc.	286,269	358
	EVI Industries Inc.	20,690	342
	Hirequest Inc.	22,044	314
*	374Water Inc.	260,878	303
*	VirTra Inc.	42,653	287
*,1	Eve Holding Inc.	71,588	201
*	Southland Holdings Inc.	40,426	166
*,1	Terran Orbital Corp.	621,336	152
*	Proficient Auto Logistics Inc.	5,979	114
*	Bridger Aerospace Group Holdings Inc.	35,893	97
*	Amprius Technologies Inc.	56,548	61
*,1	Solidion Technology Inc.	35,529	12
*	Velo3D Inc.	1	—
			1,982,999
Other (0.0%)[4]
*,3	Aduro Biotech Inc. CVR	17,431	3
*,3	GTX Inc. CVR	846	1
			4
Real Estate (6.5%)
	Terreno Realty Corp.	387,050	26,722
	Ryman Hospitality Properties Inc.	237,563	24,697
	Kite Realty Group Trust	879,050	22,926
	Essential Properties Realty Trust Inc.	710,323	22,666
	Independence Realty Trust Inc.	915,615	19,026
	Phillips Edison & Co. Inc.	496,984	18,369
	SL Green Realty Corp.	269,518	17,961
	CareTrust REIT Inc.	548,598	16,392
	Sabra Health Care REIT Inc.	937,272	15,971
	HA Sustainable Infrastructure Capital Inc.	455,734	14,757
	Innovative Industrial Properties Inc.	114,234	14,197
	Macerich Co.	879,054	14,038
	PotlatchDeltic Corp.	321,920	13,991
	Broadstone Net Lease Inc.	763,692	13,976
	National Health Investors Inc.	169,529	13,805
	COPT Defense Properties	455,692	13,575
	Apple Hospitality REIT Inc.	923,150	13,330
	Tanger Inc.	431,407	13,132
	LXP Industrial Trust	1,177,396	12,198
*	Cushman & Wakefield plc	928,427	12,070
	SITE Centers Corp.	192,205	11,600
	Four Corners Property Trust Inc.	371,614	10,535
	Douglas Emmett Inc.	655,376	10,486
	Urban Edge Properties	485,283	10,264
	Outfront Media Inc.	599,945	10,229
	Acadia Realty Trust	409,548	9,219
*	Equity Commonwealth	428,694	8,690
	St. Joe Co.	146,234	8,682
	Sunstone Hotel Investors Inc.	824,570	8,600
	InvenTrust Properties Corp.	276,396	8,203
	DigitalBridge Group Inc.	644,494	8,050
	Retail Opportunity Investments Corp.	502,332	7,681
	Newmark Group Inc. Class A	552,398	7,640
*	Compass Inc. Class A	1,480,670	7,596
	DiamondRock Hospitality Co.	853,938	7,506
	Global Net Lease Inc.	812,849	7,007
*	GEO Group Inc.	504,099	6,992

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Pebblebrook Hotel Trust	483,019	6,424
	LTC Properties Inc.	174,431	6,407
	Getty Realty Corp.	200,938	6,386
	Elme Communities	356,284	6,292
	JBG SMITH Properties	359,641	6,258
	Xenia Hotels & Resorts Inc.	412,531	5,874
	RLJ Lodging Trust	616,681	5,858
	Empire State Realty Trust Inc. Class A	542,523	5,854
	Alexander & Baldwin Inc.	295,494	5,848
	Veris Residential Inc.	317,769	5,574
	American Healthcare REIT Inc.	264,184	5,529
*	Opendoor Technologies Inc.	2,507,405	5,391
*	Apartment Investment and Management Co. Class A	575,999	5,357
	American Assets Trust Inc.	193,763	5,280
	Safehold Inc.	209,784	5,257
	Easterly Government Properties Inc.	394,164	5,171
	Kennedy-Wilson Holdings Inc.	461,136	5,128
	UMH Properties Inc.	258,303	5,027
	NETSTREIT Corp.	299,643	5,001
	Piedmont Office Realty Trust Inc. Class A	500,573	4,886
	Centerspace	60,293	4,510
*	Redfin Corp.	474,968	4,436
	NexPoint Residential Trust Inc.	91,831	4,344
	Uniti Group Inc.	967,902	4,220
	Plymouth Industrial REIT Inc.	163,299	3,909
	eXp World Holdings Inc.	327,753	3,854
	Marcus & Millichap Inc.	95,465	3,787
	Paramount Group Inc.	748,420	3,779
	Brandywine Realty Trust	691,492	3,616
	Armada Hoffler Properties Inc.	268,665	3,307
	Service Properties Trust	676,020	3,171
	Diversified Healthcare Trust	885,038	3,080
	Summit Hotel Properties Inc.	428,377	2,909
	Hudson Pacific Properties Inc.	554,632	2,856
	Whitestone REIT	198,863	2,669
	Gladstone Commercial Corp.	162,536	2,485
	CBL & Associates Properties Inc.	92,540	2,443
*,1	Real Brokerage Inc.	387,676	2,415
*	Forestar Group Inc.	77,532	2,399
	Universal Health Realty Income Trust	52,528	2,358
	Global Medical REIT Inc.	247,974	2,309
	Community Healthcare Trust Inc.	108,686	2,036
	Alexander's Inc.	8,720	1,998
	Peakstone Realty Trust REIT	149,675	1,997
*	Anywhere Real Estate Inc.	400,715	1,959
	Gladstone Land Corp.	137,203	1,862
	Farmland Partners Inc.	179,835	1,841
	NET Lease Office Properties	60,523	1,834
	One Liberty Properties Inc.	64,893	1,736
	Saul Centers Inc.	42,440	1,732
	CTO Realty Growth Inc.	89,619	1,705
	Chatham Lodging Trust	193,939	1,660
*	FRP Holdings Inc.	53,643	1,589
	RMR Group Inc. Class A	62,319	1,588
	Ares Commercial Real Estate Corp.	215,357	1,520
*	Tejon Ranch Co.	84,310	1,508
	Industrial Logistics Properties Trust	263,203	1,303
	Postal Realty Trust Inc. Class A	86,741	1,257
	Alpine Income Property Trust Inc.	50,365	959
	Orion Office REIT Inc.	226,247	928
	City Office REIT Inc.	157,211	924
	BRT Apartments Corp.	45,255	859
*	RE/MAX Holdings Inc. Class A	74,981	849
	Braemar Hotels & Resorts Inc.	265,521	826
*	Maui Land & Pineapple Co. Inc.	30,505	793
	Franklin Street Properties Corp.	393,162	716
*	Star Holdings	52,229	700
*	Stratus Properties Inc.	22,651	590
[1]	Strawberry Fields REIT Inc.	23,536	279
	Clipper Realty Inc.	48,514	239

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Offerpad Solutions Inc.	42,175	164
*	Transcontinental Realty Investors Inc.	4,947	149
*	American Realty Investors Inc.	5,805	110
			702,647
Technology (10.7%)
*	Fabrinet	147,881	36,031
*	SPS Commerce Inc.	150,798	30,120
*	CommVault Systems Inc.	176,889	27,489
*	Novanta Inc.	145,430	26,654
*	Varonis Systems Inc.	446,949	25,297
*	Insight Enterprises Inc.	112,988	24,526
*	Altair Engineering Inc. Class A	231,704	20,937
*	Tenable Holdings Inc.	478,053	19,734
*	Rambus Inc.	441,236	19,732
*	Qualys Inc.	150,443	18,831
*	Box Inc. Class A	570,569	18,601
*	Credo Technology Group Holding Ltd.	516,034	18,015
*	Q2 Holdings Inc.	238,548	17,703
*	Zeta Global Holdings Corp. Class A	666,816	17,611
	Advanced Energy Industries Inc.	151,750	16,099
*	Workiva Inc.	204,683	16,000
*	Sanmina Corp.	222,164	15,414
*	Impinj Inc.	91,623	15,402
	Power Integrations Inc.	229,279	15,385
*	FormFactor Inc.	313,785	15,303
*	Silicon Laboratories Inc.	128,532	15,214
*	Axcelis Technologies Inc.	132,031	14,435
*	Plexus Corp.	110,210	14,119
*	Blackbaud Inc.	167,266	13,983
*	Envestnet Inc.	205,374	12,887
*	Diodes Inc.	184,846	12,882
*	Synaptics Inc.	157,971	12,862
*	Alarm.com Holdings Inc.	195,506	11,640
*	Blackline Inc.	233,948	11,592
*	Semtech Corp.	262,772	11,515
*	Squarespace Inc. Class A	245,876	11,182
	Clear Secure Inc. Class A	356,023	10,820
*	Sitime Corp.	74,507	10,778
*	Perficient Inc.	140,614	10,570
*	Cargurus Inc.	358,278	10,383
	Vishay Intertechnology Inc.	512,077	10,318
*	ePlus Inc.	106,638	10,233
*	Agilysys Inc.	89,720	10,147
	Progress Software Corp.	173,924	10,114
*	DigitalOcean Holdings Inc.	266,218	9,965
	Kulicke & Soffa Industries Inc.	222,180	9,734
*	Freshworks Inc. Class A	827,101	9,661
*	Cleanspark Inc.	898,473	9,605
*	Braze Inc. Class A	212,504	9,516
*	Rapid7 Inc.	251,150	9,496
*	Yelp Inc.	265,774	9,283
*	Ambarella Inc.	153,745	9,179
*	Ziff Davis Inc.	184,575	9,020
*	Vertex Inc. Class A	220,128	8,517
*	Rogers Corp.	76,219	8,175
*	Veeco Instruments Inc.	225,366	7,998
*	NCR Voyix Corp.	590,487	7,966
*	TTM Technologies Inc.	409,449	7,964
*	Verint Systems Inc.	250,522	7,904
*	C3.ai Inc. Class A	335,340	7,827
*	Core Scientific Inc.	723,884	7,470
*	PAR Technology Corp.	136,846	7,388
*	Intapp Inc.	157,938	7,297
*	PagerDuty Inc.	361,287	7,146
*	Magnite Inc.	510,805	7,044
*	LiveRamp Holdings Inc.	264,439	6,854
*	Ultra Clean Holdings Inc.	179,469	6,766
*	Photronics Inc.	249,378	6,449
*	Sprout Social Inc. Class A	200,536	6,237

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Benchmark Electronics Inc.	144,464	6,141
	CTS Corp.	123,557	6,085
*	NetScout Systems Inc.	280,142	6,017
*,1	IonQ Inc.	806,212	5,982
*	Alkami Technology Inc.	178,157	5,940
*	AvePoint Inc.	513,731	5,934
	CSG Systems International Inc.	119,922	5,819
*,1	SoundHound AI Inc. Class A	1,152,563	5,636
*	Jamf Holding Corp.	299,997	5,550
	Adeia Inc.	440,507	5,550
	Xerox Holdings Corp.	472,712	5,356
*	Appian Corp. Class A	163,229	5,295
*	ScanSource Inc.	101,149	5,153
*	Cohu Inc.	188,128	5,063
*	Upwork Inc.	503,749	4,856
*	MaxLinear Inc.	319,381	4,848
*	Matterport Inc.	1,060,054	4,802
*	Schrodinger Inc.	225,583	4,744
*	Zuora Inc. Class A	524,743	4,612
*	Diebold Nixdorf Inc.	102,147	4,578
	Sapiens International Corp. NV	124,512	4,531
*	Asana Inc. Class A	321,341	4,518
*	SMART Global Holdings Inc.	207,995	4,310
*	Ichor Holdings Ltd.	132,290	4,101
*	Terawulf Inc.	930,453	4,057
*	PDF Solutions Inc.	125,833	3,970
	A10 Networks Inc.	286,752	3,949
*	Alpha & Omega Semiconductor Ltd.	93,698	3,918
*	Sprinklr Inc. Class A	416,061	3,732
*	PROS Holdings Inc.	184,955	3,723
*	ACM Research Inc. Class A	206,143	3,719
*	N-Able Inc.	288,993	3,716
	Shutterstock Inc.	101,125	3,628
	PC Connection Inc.	47,147	3,446
*	Blend Labs Inc. Class A	935,154	3,432
*	Xometry Inc. Class A	170,884	3,356
*	Hut 8 Corp.	324,143	3,277
*	Grid Dynamics Holdings Inc.	232,453	3,236
*	Vimeo Inc.	602,267	3,222
*	Fastly Inc. Class A	521,554	3,140
*	E2open Parent Holdings Inc.	691,814	3,099
*	Couchbase Inc.	157,763	3,095
	SolarWinds Corp.	220,540	2,821
*	TechTarget Inc.	104,721	2,791
*	indie Semiconductor Inc. Class A	663,744	2,755
*	Amplitude Inc. Class A	311,522	2,745
	Hackett Group Inc.	102,459	2,715
*	PubMatic Inc. Class A	169,317	2,641
*	Bumble Inc. Class A	389,116	2,611
*	EverQuote Inc. Class A	102,248	2,526
*	MeridianLink Inc.	110,072	2,513
*	OneSpan Inc.	154,337	2,488
*	Cipher Mining Inc.	698,126	2,450
	Simulations Plus Inc.	64,804	2,349
*,1	NextNav Inc.	305,627	2,344
*	CEVA Inc.	94,753	2,268
*	Olo Inc. Class A	427,564	2,245
*	nLight Inc.	186,903	2,232
*	Daktronics Inc.	150,788	2,179
*	Yext Inc.	427,806	2,178
*	NerdWallet Inc. Class A	158,038	2,043
*	SEMrush Holdings Inc. Class A	147,859	2,032
*,1	Innodata Inc.	109,116	1,886
*	Kimball Electronics Inc.	99,834	1,842
*	Planet Labs PBC	679,087	1,827
*	Mediaalpha Inc. Class A	100,144	1,783
*	Weave Communications Inc.	157,811	1,780
*	Ibotta Inc. Class A	31,114	1,779
*	Digimarc Corp.	61,236	1,757
*	Nextdoor Holdings Inc.	702,906	1,757

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Thoughtworks Holding Inc.	403,232	1,754
*	Consensus Cloud Solutions Inc.	72,599	1,749
*	Mitek Systems Inc.	186,557	1,739
*	Bandwidth Inc. Class A	99,878	1,714
*	Aehr Test Systems	111,419	1,695
*	BigCommerce Holdings Inc. Series 1	284,103	1,665
*	Enfusion Inc. Class A	198,151	1,643
	NVE Corp.	19,587	1,640
	Climb Global Solutions Inc.	17,114	1,625
*,1	Getty Images Holdings Inc.	404,247	1,536
*	Navitas Semiconductor Corp.	508,317	1,535
*,1	Bit Digital Inc.	471,415	1,518
	American Software Inc. Class A	129,001	1,485
*	Unisys Corp.	265,267	1,467
*	Vivid Seats Inc. Class A	315,325	1,466
*,1	Applied Digital Corp.	396,914	1,449
	Methode Electronics Inc.	138,864	1,447
*	SmartRent Inc.	778,338	1,323
*	Red Violet Inc.	44,367	1,282
*,1	Groupon Inc.	92,239	1,279
*	Digital Turbine Inc.	386,627	1,245
*	Ouster Inc.	174,268	1,236
*	Grindr Inc.	99,102	1,192
	Immersion Corp.	121,793	1,145
*	3D Systems Corp.	513,302	1,098
*	Eventbrite Inc. Class A	333,738	1,061
*	Domo Inc. Class B	139,092	1,039
*	TrueCar Inc.	345,250	1,036
*	Definitive Healthcare Corp.	214,983	1,008
*	SkyWater Technology Inc.	109,817	985
*	Backblaze Inc. Class A	160,765	982
*	Arteris Inc.	111,141	954
*	EverCommerce Inc.	86,029	921
	ReposiTrak Inc.	47,296	920
*	Telos Corp.	226,685	827
*	Asure Software Inc.	96,023	825
*,1	MicroVision Inc.	831,272	788
*	Innovid Corp.	429,242	786
*	ON24 Inc.	111,088	717
*	Viant Technology Inc. Class A	63,098	702
*	Tucows Inc. Class A	32,227	690
*	AudioEye Inc.	28,197	683
*,1	BigBear.ai Holdings Inc.	409,359	651
*	Rackspace Technology Inc.	269,373	620
*	eGain Corp.	81,775	586
	Richardson Electronics Ltd.	49,402	585
*	Cerence Inc.	165,692	547
*	Kaltura Inc.	389,871	530
*,1	Rigetti Computing Inc.	570,006	522
*	1stdibs.com Inc.	102,395	503
*	QuickLogic Corp.	55,732	468
*	Porch Group Inc.	311,103	448
*	Everspin Technologies Inc.	78,306	436
*	Rimini Street Inc.	213,717	376
*	DLH Holdings Corp.	34,137	371
*,1	D-Wave Quantum Inc.	352,887	356
*	WM Technology Inc.	338,541	335
*	FiscalNote Holdings Inc.	244,421	318
*	Aeva Technologies Inc.	91,781	303
*,1	iLearningEngines Holdings Inc.	118,079	164
*	System1 Inc.	94,510	117
*	Onestream Inc.	3,692	114
*,1	GCT Semiconductor Holding Inc.	30,386	85
*	Silvaco Group Inc.	2,995	46
*,1	Airship AI Holdings Inc.	12,596	39
			1,157,863
Telecommunications (1.7%)
*	Lumen Technologies Inc.	4,102,913	21,540
	InterDigital Inc.	102,387	14,187

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	AST SpaceMobile Inc.	478,187	13,887
	Cogent Communications Holdings Inc.	178,690	12,505
	Telephone and Data Systems Inc.	400,176	9,452
*	EchoStar Corp. Class A	493,703	9,153
*	Calix Inc.	238,288	8,874
	Cable One Inc.	22,891	8,074
*	Extreme Networks Inc.	509,770	8,029
*	ViaSat Inc.	492,222	7,728
*	Viavi Solutions Inc.	893,624	7,694
*	Harmonic Inc.	447,076	6,460
*	Liberty Latin America Ltd. Class C	546,261	5,173
*,1	Infinera Corp.	805,951	5,070
*	Digi International Inc.	144,556	4,259
*	Globalstar Inc.	2,953,904	3,692
*	CommScope Holding Co. Inc.	857,426	3,310
	Shenandoah Telecommunications Co.	197,917	2,993
	IDT Corp. Class B	62,859	2,411
*	Gogo Inc.	264,432	2,108
*	fuboTV Inc.	1,183,113	1,988
*	Clearfield Inc.	50,861	1,897
*	NETGEAR Inc.	113,982	1,850
*	Powerfleet Inc. NJ	364,718	1,820
*	Anterix Inc.	50,982	1,808
*	Adtran Holdings Inc.	322,266	1,798
*	Applied Optoelectronics Inc.	149,084	1,692
*	Xperi Inc.	181,340	1,599
*,1	Lightwave Logic Inc.	483,800	1,427
*	Consolidated Communications Holdings Inc.	309,482	1,414
*	Liberty Latin America Ltd. Class A	134,009	1,269
*	Aviat Networks Inc.	46,031	1,264
*	Ribbon Communications Inc.	364,786	1,244
	ATN International Inc.	42,687	1,142
*	WideOpenWest Inc.	198,379	1,095
	Spok Holdings Inc.	73,586	1,094
*	Ooma Inc.	99,634	1,036
*	8x8 Inc.	471,257	886
			182,922
Utilities (3.2%)
*	Casella Waste Systems Inc. Class A	231,791	25,001
	Brookfield Infrastructure Corp. Class A (XTSE)	486,597	19,804
	Portland General Electric Co.	411,426	19,794
	New Jersey Resources Corp.	397,605	18,413
*	Sunrun Inc.	886,457	18,190
	Southwest Gas Holdings Inc.	246,928	17,957
	Black Hills Corp.	277,851	16,427
	Ormat Technologies Inc. (XNYS)	219,029	16,324
	ONE Gas Inc.	228,207	15,733
	TXNM Energy Inc.	364,786	14,949
	ALLETE Inc.	234,811	14,922
	Spire Inc.	218,880	14,440
	Northwestern Energy Group Inc.	249,681	13,580
	California Water Service Group	234,870	12,995
	MGE Energy Inc.	147,902	12,824
	American States Water Co.	151,139	12,306
	Avista Corp.	317,305	12,261
	Chesapeake Utilities Corp.	89,732	10,626
	SJW Group	131,386	7,750
	Northwest Natural Holding Co.	153,526	6,175
*,1	Sunnova Energy International Inc.	439,686	4,885
*	Hawaiian Electric Industries Inc.	451,348	4,843
	Middlesex Water Co.	71,690	4,517
	Unitil Corp.	64,567	3,893
*	Enviri Corp.	321,010	3,836
*,1	NuScale Power Corp.	314,033	2,584
	York Water Co.	58,091	2,264
	Aris Water Solutions Inc. Class A	109,478	1,841
	Consolidated Water Co. Ltd.	60,663	1,684
	Excelerate Energy Inc. Class A	70,371	1,283
*	Altus Power Inc.	305,763	954

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Pure Cycle Corp.	83,568	890
	Genie Energy Ltd. Class B	52,082	872
*	Net Power Inc.	85,315	723
	RGC Resources Inc.	33,299	708
*	Arq Inc.	99,709	680
*	Quest Resource Holding Corp.	69,337	613
	Global Water Resources Inc.	46,729	593
*	Cadiz Inc.	168,583	568
*	Perma-Fix Environmental Services Inc.	50,861	559
			339,261
Total Common Stocks (Cost $10,871,011)			10,730,877
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/26/29	6,520	50
*,1	Pulse Biosciences Inc. Exp. 6/27/29	6,520	50
Total Warrants (Cost $—)			100
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[5,6]	Vanguard Market Liquidity Fund, 5.373% (Cost $175,096)	1,751,541	175,136
Total Investments (101.2%) (Cost $11,046,107)			10,906,113
Other Assets and Liabilities—Net (-1.2%)			(134,636)
Net Assets (100%)			10,771,477
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $132,446,000.
2	Restricted securities totaling $171,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $146,284,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	366	40,683	1,373

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,871,011)	10,730,977
Affiliated Issuers (Cost $175,096)	175,136
Total Investments in Securities	10,906,113
Investment in Vanguard	302
Cash Collateral Pledged—Futures Contracts	2,510
Receivables for Investment Securities Sold	3,252
Receivables for Accrued Income	8,054
Receivables for Capital Shares Issued	14
Variation Margin Receivable—Futures Contracts	220
Total Assets	10,920,465
Liabilities
Due to Custodian	1,963
Payables for Investment Securities Purchased	177
Collateral for Securities on Loan	146,284
Payables for Capital Shares Redeemed	113
Payables to Vanguard	451
Total Liabilities	148,988
Net Assets	10,771,477
1 Includes $132,446,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	12,397,904
Total Distributable Earnings (Loss)	(1,626,427)
Net Assets	10,771,477

ETF Shares—Net Assets
Applicable to 114,900,030 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,229,393
Net Asset Value Per Share—ETF Shares	$89.03

Institutional Shares—Net Assets
Applicable to 1,591,278 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	542,084
Net Asset Value Per Share—Institutional Shares	$340.66

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	119,955
Interest[2]	2,140
Securities Lending—Net	10,172
Total Income	132,267
Expenses
The Vanguard Group—Note B
Investment Advisory Services	179
Management and Administrative—ETF Shares	6,603
Management and Administrative—Institutional Shares	334
Marketing and Distribution—ETF Shares	416
Marketing and Distribution—Institutional Shares	18
Custodian Fees	463
Auditing Fees	30
Shareholders’ Reports—ETF Shares	444
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	6
Other Expenses	19
Total Expenses	8,519
Expenses Paid Indirectly	(31)
Net Expenses	8,488
Net Investment Income	123,779
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	521,401
Futures Contracts	2,611
Realized Net Gain (Loss)	524,012
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	846,375
Futures Contracts	1,662
Change in Unrealized Appreciation (Depreciation)	848,037
Net Increase (Decrease) in Net Assets Resulting from Operations	1,495,828
1	Dividends are net of foreign withholding taxes of $207,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,959,000, ($1,000), less than $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $944,437,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	123,779	102,830
Realized Net Gain (Loss)	524,012	(40,387)
Change in Unrealized Appreciation (Depreciation)	848,037	226,212
Net Increase (Decrease) in Net Assets Resulting from Operations	1,495,828	288,655
Distributions
ETF Shares	(119,053)	(89,739)
Institutional Shares	(7,500)	(7,681)
Total Distributions	(126,553)	(97,420)
Capital Share Transactions
ETF Shares	2,485,154	1,021,035
Institutional Shares	(11,843)	(25,904)
Net Increase (Decrease) from Capital Share Transactions	2,473,311	995,131
Total Increase (Decrease)	3,842,586	1,186,366
Net Assets
Beginning of Period	6,928,891	5,742,525
End of Period	10,771,477	6,928,891

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$76.28	$74.02	$91.28	$62.69	$59.88
Investment Operations
Net Investment Income[2]	1.147	1.207	1.030	.865	.810
Net Realized and Unrealized Gain (Loss) on Investments	12.798	2.207	(17.254)	28.550	2.815
Total from Investment Operations	13.945	3.414	(16.224)	29.415	3.625
Distributions
Dividends from Net Investment Income	(1.195)	(1.154)	(1.036)	(.825)	(.815)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.195)	(1.154)	(1.036)	(.825)	(.815)
Net Asset Value, End of Period	$89.03	$76.28	$74.02	$91.28	$62.69
Total Return	18.50%	4.75%	-17.88%	47.15%	6.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,229	$6,455	$5,255	$6,223	$1,802
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.64%	1.26%	1.02%	1.37%
Portfolio Turnover Rate[4]	12%	15%	19%	23%	19%
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$291.86	$283.22	$349.26	$239.84	$229.03
Investment Operations
Net Investment Income[1]	4.441	4.671	4.063	3.360	3.208
Net Realized and Unrealized Gain (Loss) on Investments	48.984	8.434	(66.085)	109.242	10.710
Total from Investment Operations	53.425	13.105	(62.022)	112.602	13.918
Distributions
Dividends from Net Investment Income	(4.625)	(4.465)	(4.018)	(3.182)	(3.108)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.625)	(4.465)	(4.018)	(3.182)	(3.108)
Net Asset Value, End of Period	$340.66	$291.86	$283.22	$349.26	$239.84
Total Return	18.53%	4.76%	-17.88%	47.19%	6.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$542	$474	$487	$619	$630
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.67%	1.29%	1.08%	1.41%
Portfolio Turnover Rate[3]	12%	15%	19%	23%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Russell 2000 Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $302,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $31,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,730,590	171	116	10,730,877
Warrants	—	100	—	100
Temporary Cash Investments	175,136	—	—	175,136
Total	10,905,726	271	116	10,906,113
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,373	—	—	1,373
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	942,993
Total Distributable Earnings (Loss)	(942,993)

Russell 2000 Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	53,866
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(200,558)
Capital Loss Carryforwards	(1,479,735)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(1,626,427)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	126,553	97,420
Long-Term Capital Gains	—	—
Total	126,553	97,420
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,106,671
Gross Unrealized Appreciation	1,581,499
Gross Unrealized Depreciation	(1,782,057)
Net Unrealized Appreciation (Depreciation)	(200,558)
F.	During the year ended August 31, 2024, the fund purchased $1,114,969,000 of investment securities and sold $1,073,577,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,616,156,000 and $3,166,266,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were  $71,095,000 and sales were $147,970,000, resulting in net realized loss of $35,178,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,651,760	69,700	2,621,028	35,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,166,606)	(39,425)	(1,599,993)	(22,075)
Net Increase (Decrease)—ETF Shares	2,485,154	30,275	1,021,035	13,625
Institutional Shares
Issued	70,235	234	142,600	509
Issued in Lieu of Cash Distributions	6,761	22	7,193	27
Redeemed	(88,839)	(289)	(175,697)	(632)
Net Increase (Decrease)—Institutional Shares	(11,843)	(33)	(25,904)	(96)

Russell 2000 Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Russell 2000 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (3.9%)
	Commercial Metals Co.	79,336	4,252
	Avient Corp.	61,973	3,045
	Hecla Mining Co.	397,550	2,357
	UFP Industries Inc.	18,067	2,198
*	Arcadium Lithium plc	743,040	2,014
	Boise Cascade Co.	14,192	1,925
	Minerals Technologies Inc.	22,031	1,699
*	Coeur Mining Inc.	270,718	1,662
	Sylvamo Corp.	18,886	1,494
	Tronox Holdings plc	81,425	1,134
*	Perimeter Solutions SA	91,783	1,075
	Stepan Co.	13,138	1,020
	Worthington Steel Inc.	22,313	790
	SSR Mining Inc. (XTSE)	139,173	722
*	Novagold Resources Inc.	167,238	711
	Mativ Holdings Inc.	37,176	705
*	Ecovyst Inc.	79,966	574
	Koppers Holdings Inc.	14,009	554
*	Energy Fuels Inc.	110,954	544
	Haynes International Inc.	8,699	523
	AdvanSix Inc.	17,551	519
*	Metallus Inc.	29,412	478
	Mueller Industries Inc.	5,746	418
	Ryerson Holding Corp.	19,864	398
*	Clearwater Paper Corp.	11,153	371
*	Rayonier Advanced Materials Inc.	44,083	352
	Olympic Steel Inc.	7,651	307
*	Metals Acquisition Ltd. Class A	26,745	300
*	LSB Industries Inc.	36,752	291
	Innospec Inc.	2,486	287
	Radius Recycling Inc.	18,372	278
*	Universal Stainless & Alloy Products Inc.	5,971	252
*	Northwest Pipe Co.	5,645	248
	Compass Minerals International Inc.	23,684	209
*	i-80 Gold Corp.	176,356	187
*	Intrepid Potash Inc.	7,409	183
*,1	Lifezone Holdings Ltd.	25,038	154
	Caledonia Mining Corp. plc	11,153	145
*	NN Inc.	31,565	124
*	Encore Energy Corp.	33,517	122
	Sensient Technologies Corp.	1,500	117
*	Tredegar Corp.	18,029	111
	FutureFuel Corp.	17,708	110
	Eastern Co.	3,564	107
	American Vanguard Corp.	17,118	98
	Materion Corp.	818	95
*	Piedmont Lithium Inc.	9,161	75
*	Contango ORE Inc.	3,091	67
	Valhi Inc.	1,858	54
	Kaiser Aluminum Corp.	687	51
*	Dakota Gold Corp.	18,011	42
*	Ur-Energy Inc.	16,578	19
*	GrafTech International Ltd.	13,288	9
			35,576
Consumer Discretionary (13.1%)
	Meritage Homes Corp.	24,665	4,885
*	Taylor Morrison Home Corp.	71,239	4,797
	Group 1 Automotive Inc.	9,086	3,423
*	Asbury Automotive Group Inc.	13,910	3,417

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	KB Home	39,856	3,336
*	M/I Homes Inc.	18,537	2,954
	Signet Jewelers Ltd.	29,323	2,466
	Rush Enterprises Inc. Class A	41,685	2,197
*	SkyWest Inc.	27,193	2,109
	Academy Sports & Outdoors Inc.	36,683	2,035
*	Tri Pointe Homes Inc.	45,367	2,016
*	Champion Homes Inc.	19,374	1,810
	Graham Holdings Co. Class B	2,259	1,796
	Foot Locker Inc.	57,176	1,780
*	Goodyear Tire & Rubber Co.	195,672	1,726
	Century Communities Inc.	17,013	1,702
	TEGNA Inc.	120,814	1,677
*	Adtalem Global Education Inc.	21,858	1,655
*	Vista Outdoor Inc.	40,066	1,604
	International Game Technology plc	67,636	1,514
	Phinia Inc.	31,142	1,494
	Strategic Education Inc.	15,244	1,471
	MillerKnoll Inc.	49,019	1,444
*	LGI Homes Inc.	13,321	1,437
*	Adient plc	62,355	1,410
*	OPENLANE Inc.	73,579	1,275
*	Green Brick Partners Inc.	15,617	1,230
	La-Z-Boy Inc.	29,407	1,193
*	Fox Factory Holding Corp.	28,999	1,174
	Winnebago Industries Inc.	19,615	1,170
*	Urban Outfitters Inc.	31,550	1,146
	PROG Holdings Inc.	24,277	1,135
*	Knowles Corp.	60,392	1,114
	Red Rock Resorts Inc. Class A	18,359	1,070
*	JetBlue Airways Corp.	210,164	1,068
*	Central Garden & Pet Co. Class A	30,039	1,027
*	Madison Square Garden Entertainment Corp.	24,157	1,020
	Dana Inc.	89,586	1,011
	Perdoceo Education Corp.	44,999	1,010
*	Life Time Group Holdings Inc.	42,567	1,001
*	Topgolf Callaway Brands Corp.	97,221	978
*	Victoria's Secret & Co.	41,218	967
*	Sally Beauty Holdings Inc.	71,534	934
*	AMC Entertainment Holdings Inc. Class A	190,726	919
	HNI Corp.	16,809	905
	Steelcase Inc. Class A	63,353	896
*	Helen of Troy Ltd.	16,304	870
*	Sphere Entertainment Co.	18,205	848
*	Cars.com Inc.	45,169	806
*	ODP Corp.	24,463	755
*	G-III Apparel Group Ltd.	27,694	733
	Winmark Corp.	1,999	721
*	Hovnanian Enterprises Inc. Class A	3,205	693
	Caleres Inc.	16,299	687
	Interface Inc.	35,598	672
*	Beazer Homes USA Inc.	20,357	637
*	Sabre Corp.	203,760	621
*	Hawaiian Holdings Inc.	35,002	606
*	Lions Gate Entertainment Corp. Class B	83,973	581
	John Wiley & Sons Inc. Class A	11,802	570
	PriceSmart Inc.	6,330	567
	Monro Inc.	20,534	556
	American Eagle Outfitters Inc.	25,795	531
*	National Vision Holdings Inc.	50,132	529
*	Figs Inc. Class A	84,070	519
	Matthews International Corp. Class A	20,416	517
	Scholastic Corp.	16,174	516
*	Gannett Co. Inc.	97,442	515
*	Malibu Boats Inc. Class A	13,986	509
*	Integral Ad Science Holding Corp.	43,765	509
*	American Axle & Manufacturing Holdings Inc.	78,908	507
	Shoe Carnival Inc.	12,259	496
	Ethan Allen Interiors Inc.	15,659	493
	Standard Motor Products Inc.	14,858	480

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	MarineMax Inc.	14,850	471
	A-Mark Precious Metals Inc.	12,031	469
	Cracker Barrel Old Country Store Inc.	11,818	468
	Allegiant Travel Co.	10,663	449
	Golden Entertainment Inc.	13,845	448
	Bloomin' Brands Inc.	25,506	446
	Sonic Automotive Inc. Class A	7,152	446
*	Despegar.com Corp.	36,296	446
*	Chuy's Holdings Inc.	11,805	439
*	Cinemark Holdings Inc.	15,712	430
	Smith & Wesson Brands Inc.	28,647	422
*	Stagwell Inc.	51,418	370
*	Clean Energy Fuels Corp.	117,465	363
	Sturm Ruger & Co. Inc.	8,366	352
*	National CineMedia Inc.	48,603	335
*	Everi Holdings Inc.	24,913	325
	Six Flags Entertainment Corp.	7,400	324
*	Lions Gate Entertainment Corp. Class A	40,876	318
*	Zumiez Inc.	11,367	315
*	Clear Channel Outdoor Holdings Inc.	208,472	313
	Arko Corp.	49,602	311
*	Beyond Inc.	31,467	309
	Gray Television Inc.	59,202	302
	Papa John's International Inc.	6,240	296
	Rush Enterprises Inc. Class B	6,136	289
	Dine Brands Global Inc.	9,115	288
*	Bally's Corp.	16,317	281
	Laureate Education Inc.	17,922	276
	Haverty Furniture Cos. Inc.	9,941	272
*	Stoneridge Inc.	18,971	272
	Oxford Industries Inc.	3,119	271
*	Hertz Global Holdings Inc.	84,161	256
*	America's Car-Mart Inc.	4,209	255
*	El Pollo Loco Holdings Inc.	18,228	253
	Movado Group Inc.	10,444	249
	Marcus Corp.	16,653	236
*	Stitch Fix Inc. Class A	61,246	232
*	Boston Omaha Corp. Class A	15,707	224
*	Sleep Number Corp.	14,699	224
*	Lincoln Educational Services Corp.	17,889	223
*	Funko Inc. Class A	20,959	219
*	Eastman Kodak Co.	41,009	217
	Aaron's Co. Inc.	21,516	217
*	MasterCraft Boat Holdings Inc.	11,519	213
*	AMC Networks Inc. Class A	21,629	213
*	Brinker International Inc.	2,934	210
*	Legacy Housing Corp.	7,598	205
*	Central Garden & Pet Co.	5,001	197
*	OneWater Marine Inc. Class A	8,096	195
	Designer Brands Inc. Class A	29,147	194
[1]	Spirit Airlines Inc.	74,392	192
*	Petco Health & Wellness Co. Inc.	56,919	182
*	BJ's Restaurants Inc.	5,840	179
*	Cooper-Standard Holdings Inc.	11,486	177
*	Latham Group Inc.	27,869	174
	Hamilton Beach Brands Holding Co. Class A	5,844	171
*	Corsair Gaming Inc.	24,108	168
*	American Public Education Inc.	9,849	165
*	Genesco Inc.	5,289	160
*	Instructure Holdings Inc.	6,800	159
*	Sun Country Airlines Holdings Inc.	14,185	156
*	BARK Inc.	89,808	150
*	Lands' End Inc.	9,601	149
*	Chegg Inc.	67,958	147
*	Leslie's Inc.	48,814	147
*	iRobot Corp.	19,482	143
*	Daily Journal Corp.	277	138
*	JAKKS Pacific Inc.	5,580	138
	Weyco Group Inc.	4,103	137
*	Outbrain Inc.	26,160	133

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	RCI Hospitality Holdings Inc.	2,889	132
	Flexsteel Industries Inc.	3,163	131
*	Landsea Homes Corp.	10,700	127
	Johnson Outdoors Inc. Class A	3,215	116
*	Full House Resorts Inc.	22,459	115
	Hooker Furnishings Corp.	7,190	114
*	GoPro Inc. Class A	84,805	109
	Superior Group of Cos. Inc.	7,553	109
	Worthington Enterprises Inc.	2,390	109
*	iHeartMedia Inc. Class A	70,024	109
*	Lovesac Co.	4,586	107
*	1-800-Flowers.com Inc. Class A	13,178	106
*	Vera Bradley Inc.	18,134	106
*	Sonos Inc.	8,617	105
	Virco Mfg. Corp.	6,679	104
	Rocky Brands Inc.	3,124	101
*	PowerSchool Holdings Inc. Class A	4,451	101
*	Destination XL Group Inc.	36,282	100
	Escalade Inc.	7,075	99
*	AMMO Inc.	60,786	97
*	Reservoir Media Inc.	12,301	95
*	Portillo's Inc. Class A	7,595	94
	Clarus Corp.	21,204	91
*	Playstudios Inc.	59,646	91
*	SES AI Corp.	84,451	90
*	Biglari Holdings Inc. Class B	492	88
*	Traeger Inc.	23,148	83
*	EW Scripps Co. Class A	41,305	81
*	Citi Trends Inc.	5,508	79
*	Tile Shop Holdings Inc.	12,566	79
*	Peloton Interactive Inc. Class A	16,455	77
	Carriage Services Inc.	2,299	76
	Entravision Communications Corp. Class A	35,722	74
*	Turtle Beach Corp.	4,674	73
*	United Parks & Resorts Inc.	1,463	72
*	Lindblad Expeditions Holdings Inc.	6,889	68
*	Blink Charging Co.	36,191	67
	Arhaus Inc.	5,088	63
*	Denny's Corp.	9,435	62
*,1	Canoo Inc.	40,734	62
	Lifetime Brands Inc.	8,523	61
	Emerald Holding Inc.	10,095	56
*	Mister Car Wash Inc.	8,593	56
*	Holley Inc.	17,050	55
*	RealReal Inc.	20,047	53
*	Tilly's Inc. Class A	9,961	53
*	Purple Innovation Inc.	41,507	50
*	RumbleON Inc. Class B	11,000	49
*	ThredUP Inc. Class A	45,343	41
	NL Industries Inc.	6,105	40
	Cricut Inc. Class A	5,991	35
	Marine Products Corp.	3,267	31
*,1	Luminar Technologies Inc.	29,875	30
*	Vacasa Inc. Class A	6,423	22
	Nathan's Famous Inc.	223	17
*	Solo Brands Inc. Class A	11,141	15
*,1	aka Brands Holding Corp.	614	14
	CompX International Inc.	433	13
*	European Wax Center Inc. Class A	1,815	13
*	LiveOne Inc.	6,117	11
	J Jill Inc.	313	10
*	Mondee Holdings Inc.	5,217	10
*	United Homes Group Inc.	723	4
*	Webtoon Entertainment Inc.	199	3
			118,459
Consumer Staples (2.1%)
	Primo Water Corp.	95,049	2,101
	Cal-Maine Foods Inc.	26,504	1,909
*	TreeHouse Foods Inc.	33,632	1,382

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Edgewell Personal Care Co.	33,843	1,361
	Vector Group Ltd.	85,912	1,287
	Andersons Inc.	19,691	1,004
	Universal Corp.	16,473	895
	Dole plc	51,562	831
	Weis Markets Inc.	11,276	762
	Ingles Markets Inc. Class A	9,938	735
	Fresh Del Monte Produce Inc.	23,278	681
*	United Natural Foods Inc.	40,442	612
	SpartanNash Co.	23,686	523
*	Hain Celestial Group Inc.	61,669	493
	B&G Foods Inc.	53,377	452
	ACCO Brands Corp.	64,562	354
*	USANA Health Sciences Inc.	7,818	319
	Nu Skin Enterprises Inc. Class A	34,251	306
*	Mission Produce Inc.	26,306	282
	Limoneira Co.	11,205	281
	Utz Brands Inc.	14,176	239
*	Duckhorn Portfolio Inc.	36,092	229
	Calavo Growers Inc.	9,613	221
*	Olaplex Holdings Inc.	95,046	199
*	Seneca Foods Corp. Class A	3,258	196
	Village Super Market Inc. Class A	5,904	190
*	Herbalife Ltd.	22,531	184
	Oil-Dri Corp. of America	2,593	177
*	Honest Co. Inc.	32,393	151
	Alico Inc.	4,813	141
	Medifast Inc.	7,382	135
	Natural Grocers by Vitamin Cottage Inc.	4,680	125
*	HF Foods Group Inc.	26,978	96
*	Nature's Sunshine Products Inc.	6,895	95
*	GrowGeneration Corp.	36,535	71
*	Cibus Inc.	10,259	69
	Turning Point Brands Inc.	1,670	66
*	Waldencast plc Class A	16,514	53
*	LifeMD Inc.	9,014	47
*	Veru Inc.	23,431	19
*	Brookfield Realty Capital Corp. Class A	3,632	16
			19,289
Energy (7.8%)
	Murphy Oil Corp.	99,331	3,703
	Arcosa Inc.	33,314	3,048
	SM Energy Co.	65,248	2,977
*	CNX Resources Corp.	102,713	2,842
	Northern Oil & Gas Inc.	63,986	2,545
	Patterson-UTI Energy Inc.	273,982	2,523
	California Resources Corp.	47,287	2,481
	PBF Energy Inc. Class A	71,274	2,428
*	Transocean Ltd. (XNYS)	500,136	2,371
	Golar LNG Ltd.	67,904	2,260
	Warrior Met Coal Inc.	35,594	2,182
	Helmerich & Payne Inc.	66,358	2,165
	Liberty Energy Inc.	104,536	2,152
	CONSOL Energy Inc.	20,099	2,056
	Peabody Energy Corp.	87,846	2,056
	Arch Resources Inc.	12,063	1,646
*	Seadrill Ltd.	35,998	1,552
*	Expro Group Holdings NV	65,100	1,293
	Sitio Royalties Corp. Class A	56,530	1,257
*	Talos Energy Inc.	101,552	1,165
	Kinetik Holdings Inc.	23,679	1,048
	World Kinect Corp.	36,226	1,043
*	Diamond Offshore Drilling Inc.	70,447	1,010
	Borr Drilling Ltd.	162,561	987
*	DNOW Inc.	74,099	965
*	Valaris Ltd.	15,541	949
*	Helix Energy Solutions Group Inc.	80,088	899
*	Par Pacific Holdings Inc.	39,431	885
	Crescent Energy Co. Class A	70,262	838

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	NEXTracker Inc. Class A	20,465	832
*	MRC Global Inc.	57,781	760
*	Plug Power Inc.	397,674	748
	Select Water Solutions Inc.	62,422	720
*	Vital Energy Inc.	19,620	704
	Comstock Resources Inc.	63,481	675
*	Bristow Group Inc.	16,905	673
	Delek US Holdings Inc.	31,593	645
	Noble Corp. plc	16,690	637
*	Gulfport Energy Corp.	4,293	623
*	Green Plains Inc.	43,696	619
	SunCoke Energy Inc.	57,371	514
*	ProPetro Holding Corp.	62,118	493
*	Newpark Resources Inc.	56,827	468
*	Ameresco Inc. Class A	14,713	448
	Vitesse Energy Inc.	17,155	444
	VAALCO Energy Inc.	64,463	420
*	Dril-Quip Inc.	23,539	384
*	REX American Resources Corp.	8,308	377
	RPC Inc.	58,437	375
[1]	Diversified Energy Co. plc	30,515	373
*	Nabors Industries Ltd. (XNYS)	4,323	326
	SandRidge Energy Inc.	22,192	295
	Kodiak Gas Services Inc.	10,254	285
*	EVgo Inc.	61,255	277
	Magnolia Oil & Gas Corp. Class A	9,018	231
	Berry Corp.	36,845	228
	Granite Ridge Resources Inc.	35,834	228
*,1	ChargePoint Holdings Inc.	118,398	223
*	Oil States International Inc.	41,662	220
	Solaris Oilfield Infrastructure Inc. Class A	17,048	216
*	Amplify Energy Corp.	27,305	195
*	SEACOR Marine Holdings Inc.	16,541	189
	Riley Exploration Permian Inc.	6,633	189
*	Ring Energy Inc.	100,685	186
*	Matrix Service Co.	18,134	181
[1]	HighPeak Energy Inc.	9,946	160
*	Solid Power Inc.	105,671	151
	Ranger Energy Services Inc.	11,808	147
*	Forum Energy Technologies Inc.	7,981	138
*	TPI Composites Inc.	31,606	137
*	Natural Gas Services Group Inc.	5,791	127
*	DMC Global Inc.	10,223	126
*,1	FuelCell Energy Inc.	307,332	124
*	Hallador Energy Co.	17,336	116
*	Centrus Energy Corp. Class A	2,811	111
*	ProFrac Holding Corp. Class A	15,004	103
*,1	Freyr Battery Inc.	76,843	94
*	Geospace Technologies Corp.	8,618	89
	Evolution Petroleum Corp.	15,076	78
	NACCO Industries Inc. Class A	2,813	78
*,1	Energy Vault Holdings Inc.	73,035	74
*	PrimeEnergy Resources Corp.	471	63
	CVR Energy Inc.	2,436	62
*	Stem Inc.	106,269	62
*,1	Aemetis Inc.	24,832	61
*	Mammoth Energy Services Inc.	15,874	61
*	Drilling Tools International Corp.	3,918	16
*	SolarMax Technology Inc.	2,008	2
			70,907
Financials (27.7%)
	SouthState Corp.	52,205	5,069
	Jackson Financial Inc. Class A	52,388	4,713
	Essent Group Ltd.	71,560	4,601
	Old National Bancorp	215,813	4,284
	Cadence Bank	125,079	4,038
	Radian Group Inc.	103,979	3,759
	Glacier Bancorp Inc.	78,228	3,700
	Home BancShares Inc.	129,167	3,596

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	United Bankshares Inc.	90,634	3,523
	Hancock Whitney Corp.	59,615	3,203
	UMB Financial Corp.	30,795	3,190
*	Enstar Group Ltd.	8,689	2,833
	Ameris Bancorp	45,168	2,784
*	Mr Cooper Group Inc.	27,765	2,605
	CNO Financial Group Inc.	73,711	2,574
	Valley National Bancorp	296,569	2,574
	BGC Group Inc. Class A	253,701	2,507
	United Community Banks Inc.	82,132	2,503
	Atlantic Union Bankshares Corp.	61,428	2,437
	Fulton Financial Corp.	122,689	2,374
	Associated Banc-Corp.	102,672	2,349
	International Bancshares Corp.	37,041	2,340
*	Axos Financial Inc.	33,438	2,322
	WSFS Financial Corp.	41,192	2,255
	Eastern Bankshares Inc.	132,240	2,244
	First BanCorp (XNYS)	103,964	2,223
	Blackstone Mortgage Trust Inc. Class A	119,241	2,201
	Community Financial System Inc.	35,948	2,199
*	Texas Capital Bancshares Inc.	31,779	2,136
	Cathay General Bancorp	47,726	2,099
*	Genworth Financial Inc.	299,072	2,088
*	NMI Holdings Inc.	50,423	2,071
	ServisFirst Bancshares Inc.	24,932	2,021
	BankUnited Inc.	51,097	1,964
	New York Community Bancorp Inc.	173,895	1,885
	Burford Capital Ltd.	137,397	1,856
	Independent Bank Corp. (XNGS)	29,161	1,846
	Simmons First National Corp. Class A	85,008	1,821
	Bank of Hawaii Corp.	26,839	1,781
	Park National Corp.	9,860	1,733
[1]	Arbor Realty Trust Inc.	126,536	1,721
	First Financial Bancorp	64,807	1,715
	Pacific Premier Bancorp Inc.	65,680	1,688
	WaFd Inc.	45,744	1,677
	CVB Financial Corp.	91,014	1,676
	Towne Bank	48,255	1,672
	First Interstate BancSystem Inc. Class A	53,822	1,671
	Provident Financial Services Inc.	86,612	1,652
	Heartland Financial USA Inc.	29,037	1,619
	Seacoast Banking Corp. of Florida	57,897	1,584
	First Merchants Corp.	40,057	1,562
	NBT Bancorp Inc.	31,533	1,544
*	Enova International Inc.	17,935	1,538
	OFG Bancorp	31,850	1,465
	Independent Bank Group Inc.	24,868	1,448
*	StoneX Group Inc.	16,925	1,402
	Banner Corp.	23,526	1,401
	Trustmark Corp.	41,681	1,388
	Stewart Information Services Corp.	18,542	1,370
	Banc of California Inc.	95,325	1,356
	Enterprise Financial Services Corp.	25,398	1,344
	Renasant Corp.	37,931	1,328
	BancFirst Corp.	12,005	1,277
	WesBanco Inc.	39,500	1,272
	Bank of NT Butterfield & Son Ltd.	31,917	1,221
*	Riot Platforms Inc.	161,778	1,218
	Northwest Bancshares Inc.	87,467	1,211
	First Commonwealth Financial Corp.	69,403	1,195
	FB Financial Corp.	24,407	1,177
	First Bancorp/Southern Pines NC	27,535	1,170
	Nelnet Inc. Class A	9,942	1,149
	S&T Bancorp Inc.	26,068	1,120
	National Bank Holdings Corp. Class A	25,335	1,110
	City Holding Co.	9,290	1,103
	Lakeland Financial Corp.	16,071	1,095
	Mercury General Corp.	16,103	1,066
	Stock Yards Bancorp Inc.	17,528	1,062
*	Customers Bancorp Inc.	20,377	1,056

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Hilltop Holdings Inc.	31,884	1,047
	Apollo Commercial Real Estate Finance Inc.	97,529	1,033
	Hope Bancorp Inc.	79,355	1,015
	Compass Diversified Holdings	45,693	1,012
	Horace Mann Educators Corp.	28,254	1,006
	Two Harbors Investment Corp.	71,044	1,006
	TriCo Bancshares	21,903	996
	First Busey Corp.	36,467	986
	Ladder Capital Corp.	77,687	960
	Sandy Spring Bancorp Inc.	30,091	942
	Navient Corp.	55,291	936
*	SiriusPoint Ltd.	61,680	925
	Stellar Bancorp Inc.	33,662	918
	Ready Capital Corp.	110,508	916
*	LendingClub Corp.	75,156	913
	Westamerica BanCorp	17,573	910
	Veritex Holdings Inc.	35,965	906
	Safety Insurance Group Inc.	10,054	890
	PennyMac Financial Services Inc.	8,231	889
	MFA Financial Inc. REIT	70,168	878
	Pathward Financial Inc.	12,597	867
	QCR Holdings Inc.	11,242	867
	Chimera Investment Corp.	55,215	855
	PennyMac Mortgage Investment Trust	59,740	849
	Employers Holdings Inc.	17,273	828
	Berkshire Hills Bancorp Inc.	29,772	820
*	Encore Capital Group Inc.	16,132	808
*	Skyward Specialty Insurance Group Inc.	19,451	795
	German American Bancorp Inc.	19,542	784
	Cannae Holdings Inc.	38,895	779
	1st Source Corp.	12,580	773
	Franklin BSP Realty Trust Inc. REIT	56,303	767
	Peoples Bancorp Inc.	23,708	759
	Ellington Financial Inc.	56,463	742
	First Bancshares Inc.	21,143	724
	Enact Holdings Inc.	20,147	716
	Preferred Bank	8,520	706
	OceanFirst Financial Corp.	39,463	705
	Nicolet Bankshares Inc.	7,002	688
	ARMOUR Residential REIT Inc.	33,564	686
	Redwood Trust Inc.	90,011	681
	Southside Bancshares Inc.	19,749	676
	Origin Bancorp Inc.	20,145	674
	Walker & Dunlop Inc.	6,049	648
	First Mid Bancshares Inc.	15,783	636
	Dime Community Bancshares Inc.	24,397	635
	Bank First Corp.	6,741	634
	ConnectOne Bancorp Inc.	24,959	624
*	PRA Group Inc.	26,655	622
	Brookline Bancorp Inc.	60,684	621
	Fidelis Insurance Holdings Ltd.	33,184	615
	Premier Financial Corp.	24,312	609
	Byline Bancorp Inc.	21,503	597
	Banco Latinoamericano de Comercio Exterior SA Class E	18,811	590
	Burke & Herbert Financial Services Corp.	8,904	590
	Univest Financial Corp.	19,937	567
*	Marathon Digital Holdings Inc.	33,934	567
	Selective Insurance Group Inc.	6,213	565
	F&G Annuities & Life Inc.	12,115	554
	Dynex Capital Inc.	43,838	552
*	CrossFirst Bankshares Inc.	31,261	544
	Merchants Bancorp	11,752	539
	Tompkins Financial Corp.	8,748	537
	Heritage Financial Corp.	23,470	536
	Community Trust Bancorp Inc.	10,601	535
	Brightspire Capital Inc.	88,496	527
	First Community Bankshares Inc.	11,738	518
	Capitol Federal Financial Inc.	85,474	514
	Old Second Bancorp Inc.	29,867	509
	Central Pacific Financial Corp.	18,472	508

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	NB Bancorp Inc.	26,703	504
	Mercantile Bank Corp.	10,874	500
*	ProAssurance Corp.	37,104	497
	Horizon Bancorp Inc.	29,734	476
	Claros Mortgage Trust Inc.	59,470	476
	Independent Bank Corp.	13,822	468
	Orrstown Financial Services Inc.	12,652	453
	Amerant Bancorp Inc.	20,380	450
	TrustCo Bank Corp. NY	12,751	444
	Eagle Bancorp Inc.	20,313	442
	Heritage Commerce Corp.	40,949	417
	New York Mortgage Trust Inc.	62,350	416
	Hanmi Financial Corp.	20,663	409
	Equity Bancshares Inc. Class A	9,988	407
	Amalgamated Financial Corp.	12,312	406
	Business First Bancshares Inc.	16,571	405
	Brookfield Business Corp. Class A	17,792	405
	Camden National Corp.	9,984	399
	Farmers National Banc Corp.	25,052	390
	Washington Trust Bancorp Inc.	11,652	382
	Southern Missouri Bancorp Inc.	6,539	378
*	Selectquote Inc.	92,347	377
*	Metropolitan Bank Holding Corp.	7,266	376
	AMERISAFE Inc.	7,481	375
	HomeTrust Bancshares Inc.	10,015	365
	KKR Real Estate Finance Trust Inc.	29,993	358
	Republic Bancorp Inc. Class A	5,608	358
	Metrocity Bankshares Inc.	11,686	358
	TPG RE Finance Trust Inc.	39,406	357
	HarborOne Bancorp Inc.	26,920	355
	First Financial Corp.	7,881	352
	CNB Financial Corp.	14,379	350
*	Ambac Financial Group Inc.	29,862	349
	Great Southern Bancorp Inc.	5,843	348
	Arrow Financial Corp.	11,168	340
	Midland States Bancorp Inc.	14,489	330
	Peapack-Gladstone Financial Corp.	11,522	329
	Northfield Bancorp Inc.	27,046	328
	Northeast Bank	4,595	326
	Bar Harbor Bankshares	10,127	325
	Capital City Bank Group Inc.	9,380	324
	Five Star Bancorp	11,102	324
	SmartFinancial Inc.	10,778	315
*	Columbia Financial Inc.	17,526	311
	Mid Penn Bancorp Inc.	10,149	307
	Orchid Island Capital Inc.	36,692	301
	United Fire Group Inc.	14,488	297
	Invesco Mortgage Capital Inc. REIT	33,833	297
	MidWestOne Financial Group Inc.	9,867	288
	Universal Insurance Holdings Inc.	13,480	288
	South Plains Financial Inc.	8,137	284
	Flushing Financial Corp.	19,087	279
[1]	Hingham Institution for Savings	1,082	278
	RBB Bancorp	11,991	275
*	Carter Bankshares Inc.	15,785	273
	Alerus Financial Corp.	12,099	272
	Sierra Bancorp	8,931	269
	Financial Institutions Inc.	10,289	268
*	Hippo Holdings Inc.	13,441	267
*	Greenlight Capital Re Ltd. Class A	18,736	262
	Kearny Financial Corp.	38,258	261
	Tiptree Inc.	13,175	261
	Shore Bancshares Inc.	18,040	256
*	Assetmark Financial Holdings Inc.	7,189	253
*	Heritage Insurance Holdings Inc.	15,674	253
*	California BanCorp	16,711	250
	Northrim BanCorp Inc.	3,607	249
	Farmers & Merchants Bancorp Inc.	8,831	243
	ACNB Corp.	5,744	241
	Community West Bancshares	11,510	235

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Bank of Marin Bancorp	10,870	232
	Peoples Financial Services Corp.	4,878	232
	First Business Financial Services Inc.	5,066	230
*	Hamilton Insurance Group Ltd. Class B	11,321	222
	First Bank	14,297	220
	West BanCorp Inc.	10,928	218
	Home Bancorp Inc.	4,823	215
	First Bancorp Inc. (XNGS)	7,383	206
	Enterprise Bancorp Inc.	6,627	205
	HBT Financial Inc.	9,098	204
	Citizens & Northern Corp.	10,071	203
	Northeast Community Bancorp Inc.	8,816	201
	HomeStreet Inc.	12,410	199
	Orange County Bancorp Inc.	3,459	199
	FS Bancorp Inc.	4,527	198
*	Bridgewater Bancshares Inc.	13,650	197
*	Third Coast Bancshares Inc.	7,688	197
	NewtekOne Inc.	15,757	197
	Guaranty Bancshares Inc.	5,399	188
	First of Long Island Corp.	14,509	185
	First Foundation Inc.	26,063	183
	Investors Title Co.	812	183
	Chicago Atlantic Real Estate Finance Inc.	11,486	183
	Colony Bankcorp Inc.	11,888	178
	Southern States Bancshares Inc.	5,665	177
	Civista Bancshares Inc.	10,396	176
	Fidelity D&D Bancorp Inc.	3,221	174
*	Southern First Bancshares Inc.	5,230	170
	Capital Bancorp Inc.	6,636	170
	Red River Bancshares Inc.	3,202	170
	John Marshall Bancorp Inc.	8,484	170
	Waterstone Financial Inc.	11,160	169
	MVB Financial Corp.	7,953	167
	Virtus Investment Partners Inc.	789	167
	Primis Financial Corp.	13,717	167
	BayCom Corp.	7,197	166
	Unity Bancorp Inc.	4,879	166
	Citizens Financial Services Inc.	2,867	163
	Regional Management Corp.	4,846	162
	James River Group Holdings Ltd.	21,842	162
	Donegal Group Inc. Class A	10,478	159
	Timberland Bancorp Inc.	5,105	159
*	Blue Foundry Bancorp	14,042	155
	Plumas Bancorp	3,723	152
	ChoiceOne Financial Services Inc.	4,769	149
*	Ponce Financial Group Inc.	13,111	149
	Parke Bancorp Inc.	7,121	146
	PCB Bancorp	7,394	142
	Bankwell Financial Group Inc.	4,579	140
	Middlefield Banc Corp.	4,919	138
	Norwood Financial Corp.	5,059	138
	Princeton Bancorp Inc.	3,694	138
	Federal Agricultural Mortgage Corp. Class C	694	137
*	FVCBankcorp Inc.	11,125	137
	Live Oak Bancshares Inc.	3,141	135
	LCNB Corp.	8,400	134
	NexPoint Diversified Real Estate Trust	22,103	130
	Investar Holding Corp.	6,866	128
*	Onity Group Inc.	4,370	127
	BCB Bancorp Inc.	10,118	126
	Virginia National Bankshares Corp.	3,166	126
	Oak Valley Bancorp	4,618	123
	AG Mortgage Investment Trust Inc.	16,527	123
	First Internet Bancorp	3,369	122
	Seven Hills Realty Trust	8,782	122
*	Lemonade Inc.	6,474	120
	AFC Gamma Inc.	11,484	120
*	Provident Bancorp Inc.	10,751	119
	First Financial Northwest Inc.	5,190	118
*	MBIA Inc.	30,230	118

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	National Bankshares Inc.	3,897	118
*	Velocity Financial Inc.	6,247	117
	Ames National Corp.	5,953	113
*	Forge Global Holdings Inc.	80,392	113
	Chemung Financial Corp.	2,394	112
*	Triumph Financial Inc.	1,300	109
*	Maiden Holdings Ltd.	59,602	106
	Silvercrest Asset Management Group Inc. Class A	6,527	106
	ESSA Bancorp Inc.	5,679	105
	Bank7 Corp.	2,629	105
	Medallion Financial Corp.	12,856	104
*	American Coastal Insurance Corp. Class C	9,217	103
	Peoples Bancorp of North Carolina Inc.	3,400	99
	Nexpoint Real Estate Finance Inc.	5,940	99
	LINKBANCORP Inc.	15,179	95
*	AlTi Global Inc.	23,120	93
*	Bancorp Inc.	1,747	92
	Granite Point Mortgage Trust Inc.	34,142	90
*	Pioneer Bancorp Inc.	7,889	87
*	Sterling Bancorp Inc.	14,403	83
*	NI Holdings Inc.	5,286	82
	USCB Financial Holdings Inc.	5,101	76
*	First Western Financial Inc.	3,860	74
	Angel Oak Mortgage REIT Inc.	5,278	60
*	Sunrise Realty Trust Inc.	3,829	54
	GCM Grosvenor Inc. Class A	4,474	49
*	Consumer Portfolio Services Inc.	5,764	48
	Diamond Hill Investment Group Inc.	284	45
	P10 Inc. Class A	4,065	41
	Esquire Financial Holdings Inc.	647	40
*	SWK Holdings Corp.	2,236	39
*	GoHealth Inc. Class A	3,213	27
*	LendingTree Inc.	416	24
*	World Acceptance Corp.	206	24
*	Coastal Financial Corp.	432	23
*	Roadzen Inc.	9,671	20
	MarketWise Inc.	23,112	18
*	Bowhead Specialty Holdings Inc.	125	4
	Value Line Inc.	50	2
			251,211
Health Care (9.2%)
*	Cytokinetics Inc.	69,596	3,973
*	Neogen Corp.	149,534	2,579
*	Prestige Consumer Healthcare Inc.	34,012	2,539
*	ICU Medical Inc.	14,703	2,431
*	Option Care Health Inc.	63,496	2,033
*	Agios Pharmaceuticals Inc.	38,761	1,779
*	LivaNova plc	35,248	1,776
*	Myriad Genetics Inc.	61,311	1,737
*	Surgery Partners Inc.	52,608	1,681
*	Veracyte Inc.	52,900	1,669
*	REVOLUTION Medicines Inc.	36,328	1,549
*	Intellia Therapeutics Inc.	66,226	1,486
*	Beam Therapeutics Inc.	52,370	1,397
*	Omnicell Inc.	31,287	1,392
*	NeoGenomics Inc.	80,489	1,330
*	Ligand Pharmaceuticals Inc.	11,669	1,235
	National HealthCare Corp.	8,541	1,171
*	Supernus Pharmaceuticals Inc.	31,959	1,124
*	Akero Therapeutics Inc.	38,676	1,052
*	Bridgebio Pharma Inc.	36,410	1,014
	Patterson Cos. Inc.	44,953	1,011
*	Integra LifeSciences Holdings Corp.	46,995	956
*	Integer Holdings Corp.	6,851	891
*	Denali Therapeutics Inc.	36,395	889
*	Addus HomeCare Corp.	6,522	867
	Select Medical Holdings Corp.	23,159	835
*	CareDx Inc.	26,729	821
*	Inmode Ltd.	47,647	796

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Avanos Medical Inc.	31,124	754
*	Teladoc Health Inc.	98,532	706
*	Owens & Minor Inc.	43,942	683
*	Innoviva Inc.	34,759	674
*	Pediatrix Medical Group Inc.	57,907	629
*	Spyre Therapeutics Inc.	21,528	619
	Embecta Corp.	35,935	587
*	Geron Corp. (XNGS)	120,204	571
*	Healthcare Services Group Inc.	50,443	549
*	89bio Inc.	55,558	528
*	Pliant Therapeutics Inc.	39,074	519
*	Disc Medicine Inc.	10,022	509
*	Vir Biotechnology Inc.	61,130	505
*	PetIQ Inc.	15,720	480
*	Travere Therapeutics Inc.	50,477	478
*	Cytek Biosciences Inc.	83,202	478
*	Relay Therapeutics Inc.	68,561	465
*	Pacira BioSciences Inc.	29,101	453
*	Zymeworks Inc.	38,590	453
*	PTC Therapeutics Inc.	12,582	444
*	Dianthus Therapeutics Inc.	15,177	438
*	AdaptHealth Corp.	39,603	435
*	Orthofix Medical Inc.	23,159	404
*	Nuvation Bio Inc.	124,240	400
*	Xencor Inc.	22,467	393
*	REGENXBIO Inc.	31,897	390
*,1	OPKO Health Inc.	223,862	376
*	Adaptive Biotechnologies Corp.	79,152	372
*	OrthoPediatrics Corp.	11,210	358
*	Castle Biosciences Inc.	11,946	354
*	Replimune Group Inc.	34,620	352
*	ORIC Pharmaceuticals Inc.	32,936	342
*	Standard BioTools Inc.	160,291	341
*	Celldex Therapeutics Inc.	8,129	336
*	Varex Imaging Corp.	26,751	334
*	Annexon Inc.	58,153	331
*	Verve Therapeutics Inc.	49,043	329
*	Ironwood Pharmaceuticals Inc.	64,830	328
*	Nurix Therapeutics Inc.	12,871	324
*	Zimvie Inc.	18,606	323
	HealthStream Inc.	11,012	320
*	Fulgent Genetics Inc.	14,013	316
*	MaxCyte Inc.	72,402	313
*	Sage Therapeutics Inc.	36,895	311
*,1	Phathom Pharmaceuticals Inc.	18,434	304
*	Entrada Therapeutics Inc.	17,155	304
*	iTeos Therapeutics Inc.	17,601	297
*	MiMedx Group Inc.	43,269	296
*	AtriCure Inc.	11,190	293
*	Terns Pharmaceuticals Inc.	37,264	284
*	Quanterix Corp.	21,503	280
*	LifeStance Health Group Inc.	43,879	277
*	Prothena Corp. plc	12,127	270
*	Novavax Inc.	21,724	269
	Tourmaline Bio Inc.	15,826	267
*	MannKind Corp.	41,797	262
*	Enhabit Inc.	31,012	262
*	Health Catalyst Inc.	36,293	261
*,1	Pacific Biosciences of California Inc.	186,621	256
*	Sutro Biopharma Inc.	55,643	254
*	C4 Therapeutics Inc.	40,200	254
*	Aura Biosciences Inc.	31,519	251
*	Fate Therapeutics Inc.	67,972	249
*	OmniAb Inc.	57,270	240
*	Olema Pharmaceuticals Inc.	20,275	239
*	Acelyrin Inc.	49,733	238
*	ANI Pharmaceuticals Inc.	3,664	234
*	CG oncology Inc.	6,339	234
*	GeneDx Holdings Corp.	7,272	232
*	OraSure Technologies Inc.	50,630	227

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Cargo Therapeutics Inc.	12,022	227
*	Tactile Systems Technology Inc.	16,223	222
*	Erasca Inc.	76,684	222
*,1	Anavex Life Sciences Corp.	36,736	221
	Phibro Animal Health Corp. Class A	10,513	221
*	Community Health Systems Inc.	39,531	215
*	DocGo Inc.	56,970	215
*	Theravance Biopharma Inc.	25,782	213
*	Editas Medicine Inc.	56,175	210
*	Fulcrum Therapeutics Inc.	24,464	209
*	Voyager Therapeutics Inc.	31,543	207
*	Anika Therapeutics Inc.	8,029	206
*	Vanda Pharmaceuticals Inc.	38,640	204
*	Inozyme Pharma Inc.	36,566	203
*	Atea Pharmaceuticals Inc.	52,309	201
	LENZ Therapeutics Inc.	8,579	201
*	Akebia Therapeutics Inc.	129,358	200
*	Dynavax Technologies Corp.	17,827	200
*	Inogen Inc.	16,065	197
*	AngioDynamics Inc.	25,850	193
*	Nkarta Inc.	36,035	191
*	Mineralys Therapeutics Inc.	15,233	189
*	Allogene Therapeutics Inc.	71,348	188
*	4D Molecular Therapeutics Inc.	12,103	182
*	Aurinia Pharmaceuticals Inc.	26,390	180
*	Q32 Bio Inc.	4,134	180
*	Artivion Inc.	6,562	178
*	Enanta Pharmaceuticals Inc.	13,830	178
*	Aldeyra Therapeutics Inc.	30,675	177
*	Esperion Therapeutics Inc.	94,318	173
*	Aquestive Therapeutics Inc.	37,065	168
*	Corbus Pharmaceuticals Holdings Inc.	2,745	168
*	Viridian Therapeutics Inc.	11,327	166
*	Applied Therapeutics Inc.	25,967	165
*	Bioventus Inc. Class A	16,467	165
*	EyePoint Pharmaceuticals Inc.	18,483	165
*	2seventy bio Inc.	33,109	161
	Utah Medical Products Inc.	2,322	158
*	Lyell Immunopharma Inc.	108,788	158
*	Nektar Therapeutics	122,396	157
*	Amneal Pharmaceuticals Inc.	17,870	155
*	Third Harmonic Bio Inc.	13,436	155
*	Nevro Corp.	24,605	152
*	Accolade Inc.	33,786	147
*	Altimmune Inc.	21,775	146
*	Korro Bio Inc.	3,060	146
*	Heron Therapeutics Inc.	72,879	141
*	Zentalis Pharmaceuticals Inc.	39,182	136
*	Surmodics Inc.	3,384	134
*	Brookdale Senior Living Inc.	18,489	131
*	Cabaletta Bio Inc.	22,845	129
*	Monte Rosa Therapeutics Inc.	20,645	127
*	Pyxis Oncology Inc.	33,479	127
*	Inovio Pharmaceuticals Inc.	17,413	126
*	Organogenesis Holdings Inc.	43,481	125
*	Solid Biosciences Inc.	13,974	125
*	Neurogene Inc.	3,335	125
*	Codexis Inc.	42,035	121
*	Caribou Biosciences Inc.	55,773	120
*	Compass Therapeutics Inc.	70,986	112
*	ModivCare Inc.	3,845	111
*	Omeros Corp.	24,986	105
*	Zevra Therapeutics Inc.	13,330	102
*	Design Therapeutics Inc.	21,264	101
*	Adverum Biotechnologies Inc.	14,265	99
*	Atossa Therapeutics Inc.	71,797	98
*	Poseida Therapeutics Inc.	33,112	95
*	Perspective Therapeutics Inc.	6,001	95
*	Generation Bio Co.	35,324	93
*	Ventyx Biosciences Inc.	41,333	92

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	SI-BONE Inc.	5,271	88
*	Precigen Inc.	78,878	87
*	Nautilus Biotechnology Inc.	32,962	86
*	ImmunityBio Inc.	21,573	85
*	Lexicon Pharmaceuticals Inc.	48,700	84
*	XBiotech Inc.	12,679	81
*	Acumen Pharmaceuticals Inc.	28,770	79
*	Acrivon Therapeutics Inc.	8,340	79
*	Coherus Biosciences Inc.	55,614	77
	SIGA Technologies Inc.	8,383	76
*	Bluebird Bio Inc.	129,873	73
*,1	UroGen Pharma Ltd.	5,285	73
*	Quipt Home Medical Corp.	25,602	73
*	Tenaya Therapeutics Inc.	27,006	72
*	Fennec Pharmaceuticals Inc.	12,498	70
*	ArriVent Biopharma Inc.	2,611	70
*	BioLife Solutions Inc.	2,664	69
*	Lifecore Biomedical Inc.	14,592	64
*	Absci Corp.	14,611	64
*	Quantum-Si Inc.	66,814	63
*	Agenus Inc.	12,156	63
*	Aveanna Healthcare Holdings Inc.	10,808	61
*	Orchestra BioMed Holdings Inc.	9,110	61
*	Harvard Bioscience Inc.	20,678	60
*	Cullinan Therapeutics Inc.	3,069	60
*,1	Gyre Therapeutics Inc.	4,338	60
*	908 Devices Inc.	14,824	59
*	Kodiak Sciences Inc.	22,928	58
*	Mersana Therapeutics Inc.	36,758	58
*	XOMA Royalty Corp.	1,999	58
*	Innovage Holding Corp.	8,980	57
*	Foghorn Therapeutics Inc.	6,820	56
*	Century Therapeutics Inc.	31,264	55
*	Astria Therapeutics Inc.	4,493	55
*	ADC Therapeutics SA	18,909	55
*	Regulus Therapeutics Inc.	32,338	54
*	Savara Inc.	12,484	53
*	TScan Therapeutics Inc.	9,157	52
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $525)	50,101	52
*	Day One Biopharmaceuticals Inc.	3,693	51
*	Black Diamond Therapeutics Inc.	8,196	50
*	Trevi Therapeutics Inc.	15,241	48
*	Puma Biotechnology Inc.	18,389	46
*	WaVe Life Sciences Ltd.	7,987	46
*	Prelude Therapeutics Inc.	8,919	46
*	Invivyd Inc.	54,369	46
*	Scholar Rock Holding Corp.	4,850	45
*	Cogent Biosciences Inc.	4,099	44
*	Inhibrx Biosciences Inc.	2,971	43
*	Rapt Therapeutics Inc.	20,515	42
*	Summit Therapeutics Inc. (XNMS)	3,178	41
*	Achieve Life Sciences Inc.	9,310	41
*	Arcturus Therapeutics Holdings Inc.	1,808	38
*	Cardiff Oncology Inc.	16,542	38
*	Contineum Therapeutics Inc. Class A	1,878	37
*	MeiraGTx Holdings plc	8,799	36
*	Kyverna Therapeutics Inc.	4,545	36
*	Werewolf Therapeutics Inc.	15,675	34
*	Rigel Pharmaceuticals Inc.	2,549	34
*	Eliem Therapeutics Inc.	4,698	33
*	Shattuck Labs Inc.	8,846	32
*	HilleVax Inc.	17,105	32
*	Alto Neuroscience Inc.	2,396	31
*	Sonida Senior Living Inc.	1,081	30
*	Enliven Therapeutics Inc.	1,302	28
*	Avid Bioservices Inc.	2,428	26
*	Arbutus Biopharma Corp.	5,840	23
*	ProKidney Corp.	9,021	22
*	MacroGenics Inc.	6,066	21
*	Waystar Holding Corp.	746	20

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	CorMedix Inc.	2,660	17
*,1	Pulse Biosciences Inc.	853	16
*	Outlook Therapeutics Inc.	2,128	16
*	Galectin Therapeutics Inc.	5,489	15
*	Celcuity Inc.	817	13
*	Capricor Therapeutics Inc.	2,647	12
*	Stereotaxis Inc.	4,696	11
*	Elevation Oncology Inc.	14,051	11
*	PepGen Inc.	1,152	11
*,1	Telomir Pharmaceuticals Inc.	2,135	11
*,1	Nano-X Imaging Ltd.	1,594	10
*,1	Tempus AI Inc.	171	10
*	Accuray Inc.	3,981	9
*	Alimera Sciences Inc.	1,707	9
*	Concentra Group Holdings Parent Inc.	381	9
*,1	IGM Biosciences Inc.	759	8
*	Boundless Bio Inc.	2,255	8
*	Renovaro Inc.	12,229	7
*	Fractyl Health Inc.	2,018	7
*	Biote Corp. Class A	882	6
*	Metagenomi Inc.	2,146	6
*,1	Tevogen Bio Holdings Inc.	10,830	6
*	Lyra Therapeutics Inc.	16,502	5
*,3	Inhibrx Inc.	7,780	5
*	Alumis Inc.	358	5
*	Lexeo Therapeutics Inc.	315	4
*	Rapport Therapeutics Inc.	197	4
*	Ardent Health Partners Inc.	199	4
*	Artiva Biotherapeutics Inc.	144	2
*	Conduit Pharmaceuticals Inc.	7,692	1
*,3	OmniAb Inc. 12.5 Earnout	4,268	—
*,3	OmniAb Inc. 15 Earnout	4,268	—
			83,754
Industrials (12.6%)
	GATX Corp.	24,474	3,453
*	Summit Materials Inc. Class A	83,148	3,367
	Matson Inc.	23,345	3,229
	Korn Ferry	35,647	2,604
	Terex Corp.	45,756	2,598
	ABM Industries Inc.	43,375	2,479
*	Alight Inc. Class A	325,673	2,430
*	ASGN Inc.	24,039	2,312
	HB Fuller Co.	26,973	2,311
	Scorpio Tankers Inc.	32,126	2,298
	Enpro Inc.	12,861	2,068
*	Resideo Technologies Inc.	100,335	2,023
	Bread Financial Holdings Inc.	34,158	1,987
	Hub Group Inc. Class A	41,877	1,974
	UniFirst Corp.	10,335	1,960
	John Bean Technologies Corp.	20,262	1,820
	Albany International Corp. Class A	16,206	1,526
	International Seaways Inc.	27,667	1,434
*	Mercury Systems Inc.	37,588	1,425
	Kennametal Inc.	54,409	1,408
	Werner Enterprises Inc.	37,844	1,399
*	Masterbrand Inc.	87,079	1,397
	Belden Inc.	12,978	1,392
*	Aurora Innovation Inc.	292,305	1,365
*	O-I Glass Inc.	106,529	1,352
	Otter Tail Corp.	15,686	1,326
*	Kratos Defense & Security Solutions Inc.	56,363	1,293
*	Mirion Technologies Inc.	119,205	1,292
	Barnes Group Inc.	31,826	1,274
*	StoneCo. Ltd. Class A	94,097	1,248
*	AAR Corp.	18,842	1,239
*	Hillman Solutions Corp.	112,260	1,117
	ESCO Technologies Inc.	9,042	1,084
	Greif Inc. Class A	16,903	1,057
	Hillenbrand Inc.	32,025	1,056

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	CoreCivic Inc.	75,765	1,044
	Golden Ocean Group Ltd.	83,468	1,027
	Greenbrier Cos. Inc.	21,003	1,018
	DHT Holdings Inc.	92,626	1,003
	Teekay Tankers Ltd. Class A	16,469	937
*	American Woodmark Corp.	10,247	918
*	Aspen Aerogels Inc.	31,089	892
	Quanex Building Products Corp.	30,347	838
*	NV5 Global Inc.	7,976	767
*	Gibraltar Industries Inc.	10,987	765
	VSE Corp.	7,874	733
	SFL Corp. Ltd.	60,960	723
*	Tutor Perini Corp.	29,700	712
	TriMas Corp.	27,837	710
	Tennant Co.	7,240	707
	FTAI Infrastructure Inc.	69,193	688
	Apogee Enterprises Inc.	10,226	683
*	PagSeguro Digital Ltd. Class A	61,673	683
	Columbus McKinnon Corp.	19,502	667
*	Thermon Group Holdings Inc.	20,516	645
	Deluxe Corp.	30,367	625
*	Triumph Group Inc.	44,265	617
*	Ducommun Inc.	9,354	609
	Wabash National Corp.	30,617	596
*	Air Transport Services Group Inc.	35,184	593
*	BlueLinx Holdings Inc.	5,806	584
	Marten Transport Ltd.	31,398	548
	Pitney Bowes Inc.	77,501	548
*	JELD-WEN Holding Inc.	38,441	547
	Forward Air Corp.	17,171	546
*	Proto Labs Inc.	17,644	540
	Ardmore Shipping Corp.	28,527	539
	Heidrick & Struggles International Inc.	13,823	534
	Astec Industries Inc.	15,670	530
*	Repay Holdings Corp.	62,175	526
	Nordic American Tankers Ltd.	140,517	523
	Genco Shipping & Trading Ltd.	28,880	508
	Bel Fuse Inc. Class B	7,397	502
*	Paysafe Ltd.	22,103	495
*	Fluor Corp.	9,739	488
*	BrightView Holdings Inc.	30,315	484
*	V2X Inc.	8,443	478
	Lindsay Corp.	3,787	470
	Dorian LPG Ltd.	11,898	464
	Kelly Services Inc. Class A	21,389	452
*	Great Lakes Dredge & Dock Corp.	45,264	450
*	Astronics Corp.	19,692	441
	Miller Industries Inc.	7,151	434
*	DXP Enterprises Inc.	7,816	430
*	Donnelley Financial Solutions Inc.	6,420	428
*	Conduent Inc.	110,914	424
	Ennis Inc.	17,606	421
*,1	PureCycle Technologies Inc.	68,443	417
*,1	Pagaya Technologies Ltd. Class A	27,694	417
*	Green Dot Corp. Class A	36,598	409
	Granite Construction Inc.	5,281	397
*	Cimpress plc	3,977	393
	Costamare Inc.	27,546	391
*	Cross Country Healthcare Inc.	22,949	342
*	Payoneer Global Inc.	46,041	342
	Standex International Corp.	1,895	339
*	I3 Verticals Inc. Class A	14,581	330
*	Willdan Group Inc.	8,669	330
*	Teekay Corp.	39,402	327
	Helios Technologies Inc.	7,226	319
	Mesa Laboratories Inc.	2,362	316
*	Itron Inc.	3,032	310
	Shyft Group Inc.	21,752	309
	Pactiv Evergreen Inc.	24,695	291
	AZZ Inc.	3,469	289

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Titan International Inc.	34,499	287
*	Advantage Solutions Inc.	72,695	281
	National Presto Industries Inc.	3,577	280
*	First Advantage Corp.	14,218	272
*	Beacon Roofing Supply Inc.	2,935	266
*	Vicor Corp.	6,885	265
	REV Group Inc.	7,778	248
	Covenant Logistics Group Inc.	4,622	243
*	Manitowoc Co. Inc.	24,128	243
	Insteel Industries Inc.	7,047	242
*	GMS Inc.	2,731	237
*	Marqeta Inc. Class A	44,292	236
	Heartland Express Inc.	19,012	235
	Greif Inc. Class B	3,465	234
	Resources Connection Inc.	22,430	234
	EnerSys	2,304	233
*	Vishay Precision Group Inc.	8,391	232
	Willis Lease Finance Corp.	2,087	226
	Flex LNG Ltd.	8,363	223
	Safe Bulkers Inc.	42,793	219
*	Hudson Technologies Inc.	26,548	218
*	Titan Machinery Inc.	14,382	217
*	FARO Technologies Inc.	11,985	216
*	Ranpak Holdings Corp.	29,101	206
	Luxfer Holdings plc	18,157	204
	Allient Inc.	9,414	200
	Hyster-Yale Inc.	3,088	194
	Preformed Line Products Co.	1,545	185
*	Hyliion Holdings Corp.	95,437	178
	Park-Ohio Holdings Corp.	5,820	176
	Zurn Elkay Water Solutions Corp.	5,269	171
	Kronos Worldwide Inc.	14,742	170
*	Mistras Group Inc.	14,062	168
*	TrueBlue Inc.	20,784	166
	Primoris Services Corp.	2,826	159
*	Forrester Research Inc.	8,194	157
*	Radiant Logistics Inc.	24,082	153
	Trinity Industries Inc.	4,620	153
*	Mayville Engineering Co. Inc.	7,875	152
*	Sterling Check Corp.	9,203	149
	Pangaea Logistics Solutions Ltd.	21,212	143
*	Gencor Industries Inc.	6,980	141
*	Bloom Energy Corp. Class A	11,725	140
*	Orion Group Holdings Inc.	17,836	135
*	Atlanticus Holdings Corp.	3,609	128
*	L B Foster Co. Class A	6,217	125
	Universal Logistics Holdings Inc.	2,962	125
*	Acacia Research Corp.	25,599	123
*	Blade Air Mobility Inc.	38,318	120
*	Aersale Corp.	22,747	116
*	IBEX Holdings Ltd.	6,148	106
*	Concrete Pumping Holdings Inc.	16,228	105
	Twin Disc Inc.	7,655	101
*	OSI Systems Inc.	645	97
	Park Aerospace Corp.	7,101	96
	LSI Industries Inc.	5,905	94
*,1	Intuitive Machines Inc.	18,537	92
*	Core Molding Technologies Inc.	5,093	91
	H&E Equipment Services Inc.	1,770	85
*	Global Business Travel Group I	12,125	85
*	Commercial Vehicle Group Inc.	23,249	84
	Information Services Group Inc.	24,022	84
	Bel Fuse Inc. Class A	951	82
*	BlackSky Technology Inc.	71,973	80
*	Virgin Galactic Holdings Inc.	11,838	79
*	Redwire Corp.	11,229	76
	Douglas Dynamics Inc.	2,616	73
*	Caesarstone Ltd.	14,188	70
*	PAM Transportation Services Inc.	3,862	70
	TTEC Holdings Inc.	13,416	69

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Ultralife Corp.	6,060	63
*	Skye Bioscience Inc.	10,038	62
	Cass Information Systems Inc.	1,405	61
	Barrett Business Services Inc.	1,611	59
*	Performant Financial Corp.	15,506	55
*	CryoPort Inc.	5,286	49
*	Custom Truck One Source Inc.	11,862	49
*	CS Disco Inc.	7,309	40
*	Distribution Solutions Group Inc.	1,003	37
	Quad/Graphics Inc.	7,593	36
*,1	Archer Aviation Inc. Class A	9,798	33
*	Southland Holdings Inc.	6,867	28
*	Terran Orbital Corp.	97,999	24
*	Sezzle Inc.	172	23
	CompoSecure Inc. Class A	1,766	21
	EVI Industries Inc.	789	13
*	Cantaloupe Inc.	1,903	13
*	Bridger Aerospace Group Holdings Inc.	4,425	12
*	Iteris Inc.	1,475	10
*	SoundThinking Inc.	729	10
	Hirequest Inc.	694	10
*	Himalaya Shipping Ltd.	1,088	8
*	Rekor Systems Inc.	5,488	7
*	Proficient Auto Logistics Inc.	336	6
*	Workhorse Group Inc.	1	—
			114,671
Other (0.0%)[4]
*,3	Aduro Biotech Inc. CVR	724	—
Real Estate (11.6%)
	Terreno Realty Corp.	65,586	4,528
	Kite Realty Group Trust	148,816	3,881
	Essential Properties Realty Trust Inc.	120,309	3,839
	Independence Realty Trust Inc.	155,121	3,223
	SL Green Realty Corp.	45,687	3,045
	Sabra Health Care REIT Inc.	158,720	2,705
	Phillips Edison & Co. Inc.	71,826	2,655
	CareTrust REIT Inc.	85,192	2,545
	HA Sustainable Infrastructure Capital Inc.	77,057	2,495
	Innovative Industrial Properties Inc.	19,348	2,405
	Macerich Co.	148,486	2,371
	PotlatchDeltic Corp.	54,540	2,370
	Broadstone Net Lease Inc.	129,507	2,370
	National Health Investors Inc.	28,681	2,335
	COPT Defense Properties	77,193	2,300
	Apple Hospitality REIT Inc.	156,472	2,259
	LXP Industrial Trust	199,331	2,065
*	Cushman & Wakefield plc	156,807	2,038
	SITE Centers Corp.	32,561	1,965
	Four Corners Property Trust Inc.	62,961	1,785
	Douglas Emmett Inc.	110,654	1,770
	Urban Edge Properties	82,190	1,738
	Acadia Realty Trust	69,173	1,557
*	Equity Commonwealth	72,523	1,470
	Sunstone Hotel Investors Inc.	139,649	1,456
	InvenTrust Properties Corp.	46,788	1,389
	Tanger Inc.	44,429	1,352
	Retail Opportunity Investments Corp.	85,001	1,300
	Newmark Group Inc. Class A	93,548	1,294
	DiamondRock Hospitality Co.	144,217	1,268
	Global Net Lease Inc.	138,353	1,193
*	GEO Group Inc.	85,201	1,182
	Pebblebrook Hotel Trust	81,883	1,089
	LTC Properties Inc.	29,423	1,081
	Getty Realty Corp.	33,999	1,080
	Elme Communities	60,304	1,065
	JBG SMITH Properties	60,945	1,060
	Outfront Media Inc.	61,736	1,053
	DigitalBridge Group Inc.	79,957	999

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Xenia Hotels & Resorts Inc.	70,037	997
	RLJ Lodging Trust	104,680	994
	Empire State Realty Trust Inc. Class A	91,706	989
	Alexander & Baldwin Inc.	49,815	986
	Veris Residential Inc.	53,925	946
	American Healthcare REIT Inc.	44,591	933
	American Assets Trust Inc.	32,825	894
	Safehold Inc.	35,586	892
	Easterly Government Properties Inc.	66,449	872
	Kennedy-Wilson Holdings Inc.	78,321	871
*	Opendoor Technologies Inc.	404,186	869
	Piedmont Office Realty Trust Inc. Class A	85,152	831
	Centerspace	10,209	764
	NexPoint Residential Trust Inc.	15,551	735
	UMH Properties Inc.	37,393	728
	Uniti Group Inc.	164,071	715
	NETSTREIT Corp.	40,516	676
	Plymouth Industrial REIT Inc.	27,452	657
	Paramount Group Inc.	127,268	643
	Marcus & Millichap Inc.	16,104	639
	Brandywine Realty Trust	116,372	609
	Service Properties Trust	113,455	532
	Diversified Healthcare Trust	149,869	521
	Armada Hoffler Properties Inc.	42,135	519
	Summit Hotel Properties Inc.	71,971	489
	Hudson Pacific Properties Inc.	94,011	484
*	Apartment Investment and Management Co. Class A	50,629	471
	Whitestone REIT	33,507	450
	Global Medical REIT Inc.	41,731	388
	Gladstone Commercial Corp.	23,609	361
*	Forestar Group Inc.	11,532	357
	Peakstone Realty Trust REIT	25,174	336
*	Anywhere Real Estate Inc.	67,718	331
	Community Healthcare Trust Inc.	16,898	316
	Farmland Partners Inc.	30,307	310
	Gladstone Land Corp.	22,785	309
	NET Lease Office Properties	10,181	309
	CTO Realty Growth Inc.	15,864	302
	One Liberty Properties Inc.	11,134	298
	Chatham Lodging Trust	32,660	280
*	FRP Holdings Inc.	9,202	273
	RMR Group Inc. Class A	10,558	269
	Ares Commercial Real Estate Corp.	37,367	264
*	Tejon Ranch Co.	14,183	254
	Industrial Logistics Properties Trust	44,762	222
	Alpine Income Property Trust Inc.	8,488	162
	Orion Office REIT Inc.	38,046	156
	City Office REIT Inc.	26,406	155
	BRT Apartments Corp.	7,625	145
	Postal Realty Trust Inc. Class A	9,653	140
	Braemar Hotels & Resorts Inc.	44,650	139
*	RE/MAX Holdings Inc. Class A	12,130	137
	CBL & Associates Properties Inc.	4,711	124
	Franklin Street Properties Corp.	66,898	122
*	Star Holdings	8,773	117
*	Stratus Properties Inc.	3,789	99
	Universal Health Realty Income Trust	1,487	67
	Saul Centers Inc.	786	32
*	Transcontinental Realty Investors Inc.	953	29
*	Offerpad Solutions Inc.	6,170	24
*	American Realty Investors Inc.	1,143	22
*	Maui Land & Pineapple Co. Inc.	453	12
	Clipper Realty Inc.	1,369	7
			105,149
Technology (4.1%)
*	Sanmina Corp.	37,644	2,612
*	Synaptics Inc.	24,742	2,014
*	Diodes Inc.	27,960	1,949
	Vishay Intertechnology Inc.	86,646	1,746

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Plexus Corp.	13,086	1,676
*	Ziff Davis Inc.	31,155	1,523
*	Rogers Corp.	12,910	1,385
*	TTM Technologies Inc.	69,205	1,346
*	Verint Systems Inc.	42,313	1,335
	Benchmark Electronics Inc.	24,449	1,039
*	NetScout Systems Inc.	47,417	1,019
	Xerox Holdings Corp.	80,065	907
*	ScanSource Inc.	17,140	873
*	Cohu Inc.	31,860	857
*	Diebold Nixdorf Inc.	17,328	777
*	Ambarella Inc.	12,380	739
*	SMART Global Holdings Inc.	35,292	731
*	Photronics Inc.	27,959	723
*	Alpha & Omega Semiconductor Ltd.	15,920	666
	PC Connection Inc.	7,982	583
*	ePlus Inc.	5,902	566
*	Hut 8 Corp.	54,985	556
*	Vimeo Inc.	102,307	547
*	E2open Parent Holdings Inc.	117,524	527
	SolarWinds Corp.	37,412	479
*	Ichor Holdings Ltd.	15,299	474
*	Bumble Inc. Class A	60,033	403
*	nLight Inc.	29,960	358
*	indie Semiconductor Inc. Class A	77,522	322
*	Daktronics Inc.	21,799	315
*	CommVault Systems Inc.	2,020	314
*	Kimball Electronics Inc.	16,908	312
*	Planet Labs PBC	115,383	310
*	Thoughtworks Holding Inc.	68,583	298
*	Nextdoor Holdings Inc.	119,141	298
*	Consensus Cloud Solutions Inc.	12,291	296
*	Core Scientific Inc.	26,291	271
*	Bit Digital Inc.	79,608	256
*	Unisys Corp.	45,648	252
	American Software Inc. Class A	21,494	247
	Methode Electronics Inc.	23,593	246
	CTS Corp.	4,631	228
*	Navitas Semiconductor Corp.	75,165	227
*	SmartRent Inc.	130,970	223
*	Digital Turbine Inc.	65,234	210
*	Veeco Instruments Inc.	5,880	209
*	ACM Research Inc. Class A	10,990	198
	Immersion Corp.	20,492	193
*	Olo Inc. Class A	36,538	192
*	3D Systems Corp.	86,325	185
*	TrueCar Inc.	58,042	174
*	Ouster Inc.	24,536	174
*	Definitive Healthcare Corp.	36,315	170
*	MeridianLink Inc.	7,257	166
	Adeia Inc.	11,524	145
*	Telos Corp.	38,574	141
*	Asure Software Inc.	16,092	138
*	Cipher Mining Inc.	38,387	135
	Shutterstock Inc.	3,653	131
*	Grid Dynamics Holdings Inc.	9,383	131
*	Magnite Inc.	9,531	131
*	NCR Voyix Corp.	9,278	125
*	ON24 Inc.	18,682	120
*	Innovid Corp.	64,712	118
*,1	Groupon Inc.	7,914	110
*	Fastly Inc. Class A	17,861	108
*	Rackspace Technology Inc.	46,473	107
	Richardson Electronics Ltd.	8,620	102
*	Cerence Inc.	27,882	92
*	Rigetti Computing Inc.	96,978	89
*	Applied Digital Corp.	20,788	76
*	PAR Technology Corp.	1,360	73
*	1stdibs.com Inc.	13,580	67
*,1	MicroVision Inc.	65,481	62

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	CEVA Inc.	2,513	60
*	Rimini Street Inc.	31,274	55
*	Aeva Technologies Inc.	15,482	51
*	Terawulf Inc.	11,004	48
*	EverCommerce Inc.	4,254	46
*	MaxLinear Inc.	2,977	45
	Hackett Group Inc.	1,628	43
*	DLH Holdings Corp.	3,759	41
*	OneSpan Inc.	2,314	37
*	Bandwidth Inc. Class A	1,653	28
*	D-Wave Quantum Inc.	27,426	28
*,1	BigBear.ai Holdings Inc.	17,534	28
*	Eventbrite Inc. Class A	6,022	19
*	Digimarc Corp.	559	16
*	Everspin Technologies Inc.	2,194	12
*	Onestream Inc.	161	5
*	Silvaco Group Inc.	164	3
			37,462
Telecommunications (2.3%)
*	Lumen Technologies Inc.	694,625	3,647
*,1	AST SpaceMobile Inc.	80,881	2,349
	Telephone and Data Systems Inc.	67,617	1,597
*	EchoStar Corp. Class A	83,439	1,547
	Cable One Inc.	3,871	1,365
*	ViaSat Inc.	83,197	1,306
*	Viavi Solutions Inc.	151,309	1,303
*	Liberty Latin America Ltd. Class C	90,184	854
*	Digi International Inc.	24,456	720
*	Extreme Networks Inc.	40,056	631
*	CommScope Holding Co. Inc.	144,707	559
	Shenandoah Telecommunications Co.	33,545	507
*	Calix Inc.	10,560	393
*	Clearfield Inc.	8,554	319
*	NETGEAR Inc.	19,537	317
*	fuboTV Inc.	188,754	317
*	Powerfleet Inc. NJ	62,040	310
*	Adtran Holdings Inc.	54,850	306
*	Applied Optoelectronics Inc.	25,366	288
*	Xperi Inc.	30,494	269
*	Consolidated Communications Holdings Inc.	53,181	243
*	Liberty Latin America Ltd. Class A	25,354	240
*	Aviat Networks Inc.	7,900	217
*	Ribbon Communications Inc.	61,398	209
*	Gogo Inc.	25,698	205
	ATN International Inc.	7,174	192
	Spok Holdings Inc.	12,409	185
*	WideOpenWest Inc.	33,386	184
*	Ooma Inc.	14,612	152
	IDT Corp. Class B	3,047	117
*	Globalstar Inc.	79,458	99
*	Anterix Inc.	892	32
			20,979
Utilities (5.5%)
	Brookfield Infrastructure Corp. Class A (XTSE)	82,408	3,354
	Portland General Electric Co.	69,695	3,353
	New Jersey Resources Corp.	67,294	3,116
*	Sunrun Inc.	149,877	3,076
	Southwest Gas Holdings Inc.	41,793	3,039
	Black Hills Corp.	47,050	2,782
	Ormat Technologies Inc. (XNYS)	37,019	2,759
	ONE Gas Inc.	38,641	2,664
	TXNM Energy Inc.	61,821	2,534
	ALLETE Inc.	39,815	2,530
	Spire Inc.	37,082	2,446
	Northwestern Energy Group Inc.	42,312	2,301
	Avista Corp.	53,668	2,074
	Chesapeake Utilities Corp.	15,143	1,793
	California Water Service Group	29,214	1,616
	SJW Group	22,263	1,313

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	MGE Energy Inc.	14,326	1,242
	Northwest Natural Holding Co.	26,057	1,048
	American States Water Co.	11,192	911
*	Sunnova Energy International Inc.	74,826	831
*	Hawaiian Electric Industries Inc.	76,241	818
	Middlesex Water Co.	10,583	667
	Unitil Corp.	10,940	660
*	Enviri Corp.	54,391	650
	York Water Co.	8,555	334
	Aris Water Solutions Inc. Class A	17,326	291
	Excelerate Energy Inc. Class A	11,913	217
	Consolidated Water Co. Ltd.	7,719	214
*	Altus Power Inc.	51,499	161
*	Pure Cycle Corp.	14,239	152
	RGC Resources Inc.	5,771	123
*	Net Power Inc.	14,489	123
*	Arq Inc.	14,958	102
	Genie Energy Ltd. Class B	4,842	81
			49,375
Total Common Stocks (Cost $864,140)			906,832
Warrants (0.0%)
*	Danimer Scientific Inc. Exp. 7/15/25	1	—
*,1	Pulse Biosciences Inc. Exp. 6/26/29	852	6
*,1	Pulse Biosciences Inc. Exp. 6/27/29	853	7
Total Warrants (Cost $—)			13
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5,6]	Vanguard Market Liquidity Fund, 5.373% (Cost $6,166)	61,690	6,169
Total Investments (100.6%) (Cost $870,306)			913,014
Other Assets and Liabilities—Net (-0.6%)			(5,358)
Net Assets (100%)			907,656
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,566,000.
2	Restricted securities totaling $52,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $6,164,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	8	889	(20)

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $864,140)	906,845
Affiliated Issuers (Cost $6,166)	6,169
Total Investments in Securities	913,014
Investment in Vanguard	26
Cash Collateral Pledged—Futures Contracts	60
Receivables for Investment Securities Sold	529
Receivables for Accrued Income	937
Receivables for Capital Shares Issued	34
Variation Margin Receivable—Futures Contracts	5
Total Assets	914,605
Liabilities
Due to Custodian	577
Payables for Investment Securities Purchased	4
Collateral for Securities on Loan	6,164
Payables for Capital Shares Redeemed	149
Payables to Vanguard	55
Total Liabilities	6,949
Net Assets	907,656
1 Includes $5,566,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	1,191,898
Total Distributable Earnings (Loss)	(284,242)
Net Assets	907,656

ETF Shares—Net Assets
Applicable to 5,475,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	809,330
Net Asset Value Per Share—ETF Shares	$147.82

Institutional Shares—Net Assets
Applicable to 337,200 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	98,326
Net Asset Value Per Share—Institutional Shares	$291.59

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	18,278
Interest[2]	37
Securities Lending—Net	668
Total Income	18,983
Expenses
The Vanguard Group—Note B
Investment Advisory Services	18
Management and Administrative—ETF Shares	955
Management and Administrative—Institutional Shares	83
Marketing and Distribution—ETF Shares	39
Marketing and Distribution—Institutional Shares	4
Custodian Fees	66
Auditing Fees	30
Shareholders’ Reports—ETF Shares	43
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	19
Total Expenses	1,258
Net Investment Income	17,725
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	14,715
Futures Contracts	45
Realized Net Gain (Loss)	14,760
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	123,198
Futures Contracts	(10)
Change in Unrealized Appreciation (Depreciation)	123,188
Net Increase (Decrease) in Net Assets Resulting from Operations	155,673
1	Dividends are net of foreign withholding taxes of $33,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $32,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $76,188,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,725	22,598
Realized Net Gain (Loss)	14,760	(46,175)
Change in Unrealized Appreciation (Depreciation)	123,188	38,704
Net Increase (Decrease) in Net Assets Resulting from Operations	155,673	15,127
Distributions
ETF Shares	(16,737)	(18,223)
Institutional Shares	(3,204)	(4,018)
Total Distributions	(19,941)	(22,241)
Capital Share Transactions
ETF Shares	(97,396)	(41,552)
Institutional Shares	(95,746)	(7,012)
Net Increase (Decrease) from Capital Share Transactions	(193,142)	(48,564)
Total Increase (Decrease)	(57,410)	(55,678)
Net Assets
Beginning of Period	965,066	1,020,744
End of Period	907,656	965,066

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$126.66	$126.77	$143.88	$91.76	$99.51
Investment Operations
Net Investment Income[1]	2.580	2.816	2.353	1.998	1.868
Net Realized and Unrealized Gain (Loss) on Investments	21.306	(.234)	(16.986)	51.982	(7.771)
Total from Investment Operations	23.886	2.582	(14.633)	53.980	(5.903)
Distributions
Dividends from Net Investment Income	(2.726)	(2.692)	(2.477)	(1.860)	(1.847)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.726)	(2.692)	(2.477)	(1.860)	(1.847)
Net Asset Value, End of Period	$147.82	$126.66	$126.77	$143.88	$91.76
Total Return	19.17%	2.19%	-10.28%	59.34%	-6.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$809	$788	$837	$1,036	$303
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.27%	1.71%	1.52%	1.99%
Portfolio Turnover Rate[3]	24%	27%	28%	45%	38%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$249.83	$250.04	$283.82	$180.98	$196.24
Investment Operations
Net Investment Income[1]	5.046	5.717	4.918	4.212	3.783
Net Realized and Unrealized Gain (Loss) on Investments	42.251	(.456)	(33.609)	102.428	(15.303)
Total from Investment Operations	47.297	5.261	(28.691)	106.640	(11.520)
Distributions
Dividends from Net Investment Income	(5.537)	(5.471)	(5.089)	(3.800)	(3.740)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.537)	(5.471)	(5.089)	(3.800)	(3.740)
Net Asset Value, End of Period	$291.59	$249.83	$250.04	$283.82	$180.98
Total Return	19.26%	2.26%	-10.23%	59.46%	-5.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98	$177	$184	$202	$88
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.98%	2.34%	1.82%	1.67%	2.04%
Portfolio Turnover Rate[3]	24%	27%	28%	45%	38%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Russell 2000 Value Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $26,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	906,775	52	5	906,832
Warrants	—	13	—	13
Temporary Cash Investments	6,169	—	—	6,169
Total	912,944	65	5	913,014
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(20)	—	—	(20)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	75,895
Total Distributable Earnings (Loss)	(75,895)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses

Russell 2000 Value Index Fund
from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,172
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	38,165
Capital Loss Carryforwards	(325,579)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(284,242)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	19,941	22,241
Long-Term Capital Gains	—	—
Total	19,941	22,241
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	874,848
Gross Unrealized Appreciation	151,488
Gross Unrealized Depreciation	(113,323)
Net Unrealized Appreciation (Depreciation)	38,165
E.	During the year ended August 31, 2024, the fund purchased $217,727,000 of investment securities and sold $309,142,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $169,383,000 and $267,270,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were  $88,930,000 and sales were $58,036,000, resulting in net realized loss of $5,613,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	170,223	1,275	223,537	1,825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(267,619)	(2,025)	(265,089)	(2,200)
Net Increase (Decrease)—ETF Shares	(97,396)	(750)	(41,552)	(375)
Institutional Shares
Issued	9,118	34	25,641	108
Issued in Lieu of Cash Distributions	3,203	13	4,016	17
Redeemed	(108,067)	(417)	(36,669)	(154)
Net Increase (Decrease)—Institutional Shares	(95,746)	(370)	(7,012)	(29)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Russell 2000 Value Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Management has determined that no material events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Russell 2000 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (4.3%)
	Mueller Industries Inc.	97,392	7,081
	Carpenter Technology Corp.	44,830	6,490
	Balchem Corp.	30,457	5,392
	Cabot Corp.	51,070	5,368
	UFP Industries Inc.	32,201	3,918
	Sensient Technologies Corp.	37,678	2,933
	Boise Cascade Co.	17,814	2,416
	Innospec Inc.	20,058	2,312
	Hawkins Inc.	18,239	2,310
	Quaker Chemical Corp.	13,195	2,233
	Materion Corp.	18,295	2,123
*	Constellium SE	122,152	2,048
*	Uranium Energy Corp.	370,907	1,940
*	Ingevity Corp.	34,337	1,357
	Kaiser Aluminum Corp.	14,151	1,055
	Orion SA	54,295	1,013
*	Century Aluminum Co.	49,798	715
	Sylvamo Corp.	7,195	569
*	Ivanhoe Electric Inc.	78,852	557
*	Encore Energy Corp.	123,238	449
*	Perpetua Resources Corp.	36,328	323
*	Ur-Energy Inc.	236,567	277
	Stepan Co.	2,098	163
	Omega Flex Inc.	3,336	157
*	LanzaTech Global Inc.	105,461	157
*	Metals Acquisition Ltd. Class A	14,018	157
*	GrafTech International Ltd.	224,811	154
	Northern Technologies International Corp.	7,419	97
*	ASP Isotopes Inc.	37,388	89
*	Dakota Gold Corp.	36,880	86
*	Contango ORE Inc.	3,005	65
*	Northwest Pipe Co.	1,432	63
*,1	Critical Metals Corp.	6,894	58
*	Piedmont Lithium Inc.	4,824	40
			54,165
Consumer Discretionary (10.4%)
*	Abercrombie & Fitch Co. Class A	47,401	6,995
	Kontoor Brands Inc.	52,419	3,924
*	Boot Barn Holdings Inc.	27,866	3,739
*	Shake Shack Inc. Class A	35,766	3,556
*	frontdoor Inc.	73,865	3,551
*	Stride Inc.	40,070	3,299
*	Cavco Industries Inc.	7,873	3,254
	Steven Madden Ltd.	68,252	3,078
*	Sweetgreen Inc. Class A	93,145	2,944
*	Dorman Products Inc.	24,749	2,807
	American Eagle Outfitters Inc.	136,281	2,805
	LCI Industries	23,401	2,758
*	Hilton Grand Vacations Inc.	69,438	2,679
*	Brinker International Inc.	37,412	2,676
*	ACV Auctions Inc. Class A	139,514	2,610
*	Visteon Corp.	25,687	2,600
*	Cinemark Holdings Inc.	82,540	2,260
*	Champion Homes Inc.	23,926	2,235
	Inter Parfums Inc.	17,191	2,215
*	Hanesbrands Inc.	333,211	2,116
*	Atlanta Braves Holdings Inc. Class C	47,257	2,026
	Acushnet Holdings Corp.	27,348	1,832
	Cheesecake Factory Inc.	45,387	1,784

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Upbound Group Inc.	50,609	1,685
	Laureate Education Inc.	102,081	1,574
*	United Parks & Resorts Inc.	31,598	1,555
	OneSpaWorld Holdings Ltd.	94,715	1,503
*	Gentherm Inc.	29,635	1,498
*	Peloton Interactive Inc. Class A	296,209	1,380
	PriceSmart Inc.	14,946	1,339
	Six Flags Entertainment Corp.	29,715	1,301
*	Sonos Inc.	104,370	1,276
	Red Rock Resorts Inc. Class A	21,107	1,230
	Buckle Inc.	29,134	1,221
	Worthington Enterprises Inc.	26,416	1,210
*	Tri Pointe Homes Inc.	25,839	1,148
	HNI Corp.	21,177	1,140
*	PowerSchool Holdings Inc. Class A	50,033	1,136
	Papa John's International Inc.	22,709	1,076
*	Arlo Technologies Inc.	89,733	1,054
*	Coursera Inc.	129,692	1,051
*	XPEL Inc.	23,784	1,030
	Wolverine World Wide Inc.	74,854	1,026
	Academy Sports & Outdoors Inc.	17,720	983
*	Dave & Buster's Entertainment Inc.	31,071	974
*	QuinStreet Inc.	49,646	949
*	Vizio Holding Corp. Class A	83,823	941
	Monarch Casino & Resort Inc.	12,386	940
	Jack in the Box Inc.	18,521	914
	Krispy Kreme Inc.	80,676	909
*	Dream Finders Homes Inc. Class A	26,382	883
	Camping World Holdings Inc. Class A	39,946	876
	John Wiley & Sons Inc. Class A	17,814	861
*	IMAX Corp.	40,423	857
	Oxford Industries Inc.	9,739	847
*	Revolve Group Inc.	36,189	829
*	Driven Brands Holdings Inc.	56,511	810
*	Udemy Inc.	90,229	764
	KB Home	8,766	734
	Bloomin' Brands Inc.	39,400	690
*	Rush Street Interactive Inc.	71,732	672
*	Viad Corp.	19,292	664
*	Universal Technical Institute Inc.	37,260	650
*	Green Brick Partners Inc.	8,157	643
*	Urban Outfitters Inc.	16,974	617
*	Accel Entertainment Inc.	49,422	576
*	Thryv Holdings Inc.	30,002	547
*	Everi Holdings Inc.	40,477	528
*	Adtalem Global Education Inc.	6,782	513
	Arhaus Inc.	41,333	509
*	Portillo's Inc. Class A	40,495	499
*	Mister Car Wash Inc.	76,497	498
	Super Group SGHC Ltd.	140,345	484
*	First Watch Restaurant Group Inc.	28,629	473
*	Daily Journal Corp.	940	467
*	Atlanta Braves Holdings Inc. Class A	9,689	442
*	Liquidity Services Inc.	20,245	441
	Global Industrial Co.	12,831	430
*,1	GigaCloud Technology Inc. Class A	22,143	430
*	PlayAGS Inc.	37,057	420
	Sinclair Inc.	30,185	420
	Caleres Inc.	9,764	411
	Build-A-Bear Workshop Inc.	12,176	406
*	Victoria's Secret & Co.	17,318	406
*,1	Kura Sushi USA Inc. Class A	5,588	369
	Century Communities Inc.	3,318	332
	Carriage Services Inc.	9,716	322
	International Game Technology plc	14,268	319
*	Central Garden & Pet Co. Class A	9,160	313
*	Leslie's Inc.	102,895	311
	PROG Holdings Inc.	6,551	306
*	BJ's Restaurants Inc.	9,736	298
*	Xponential Fitness Inc. Class A	22,595	292

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*,1	Luminar Technologies Inc.	275,148	281
*	Instructure Holdings Inc.	11,482	269
	Sonic Automotive Inc. Class A	3,936	245
*	Lindblad Expeditions Holdings Inc.	23,613	234
*	Sabre Corp.	74,898	228
*	Denny's Corp.	34,605	226
*	Potbelly Corp.	25,884	207
	Cricut Inc. Class A	35,359	204
*	European Wax Center Inc. Class A	29,568	204
*	Savers Value Village Inc.	22,059	195
	RCI Hospitality Holdings Inc.	4,245	194
*	Sun Country Airlines Holdings Inc.	17,490	192
	Sturm Ruger & Co. Inc.	4,461	188
*	Inspired Entertainment Inc.	20,700	187
	Cracker Barrel Old Country Store Inc.	4,611	183
	Nathan's Famous Inc.	2,341	182
*	RealReal Inc.	64,720	171
*	Lovesac Co.	7,087	165
*	Gambling.com Group Ltd.	16,098	164
*	Madison Square Garden Entertainment Corp.	3,609	152
*,1	Wheels Up Experience Inc.	84,576	150
*	LGI Homes Inc.	1,384	149
*	Turtle Beach Corp.	9,547	149
*	Cardlytics Inc.	37,869	148
*	Frontier Group Holdings Inc.	39,727	144
	Townsquare Media Inc. Class A	12,494	132
	J Jill Inc.	3,978	129
*,1	Livewire Group Inc.	17,166	113
*	Stagwell Inc.	14,946	107
	Interface Inc.	5,307	100
*	Despegar.com Corp.	8,071	99
*	LiveOne Inc.	55,788	97
*	Integral Ad Science Holding Corp.	7,965	93
*	Genesco Inc.	2,763	83
	Rocky Brands Inc.	2,457	79
*,1	Blink Charging Co.	40,637	76
*	ONE Group Hospitality Inc.	19,642	76
*	Torrid Holdings Inc.	11,450	76
*	Nerdy Inc.	64,447	70
*	Clear Channel Outdoor Holdings Inc.	43,473	65
*	Hovnanian Enterprises Inc. Class A	299	65
*	Holley Inc.	19,860	64
*	Corsair Gaming Inc.	8,937	62
*	Tile Shop Holdings Inc.	9,392	59
*	Mondee Holdings Inc.	29,716	59
	Dine Brands Global Inc.	1,803	57
	Smith & Wesson Brands Inc.	3,495	52
*	National Vision Holdings Inc.	4,757	50
*	Golden Matrix Group Inc.	18,767	49
*	1-800-Flowers.com Inc. Class A	5,929	48
	Arko Corp.	7,634	48
*	Figs Inc. Class A	6,737	42
*	Central Garden & Pet Co.	1,044	41
	Marine Products Corp.	3,762	35
	Superior Group of Cos. Inc.	1,876	27
	CompX International Inc.	822	25
*	Landsea Homes Corp.	2,015	24
*	United Homes Group Inc.	3,896	24
*	American Public Education Inc.	1,259	21
	Entravision Communications Corp. Class A	8,794	18
*	Boston Omaha Corp. Class A	1,194	17
*	SES AI Corp.	11,878	13
	Virco Mfg. Corp.	810	13
*	ThredUP Inc. Class A	10,486	10
*	Webtoon Entertainment Inc.	587	8
*	Reservoir Media Inc.	878	7
*	Qurate Retail Inc. Class B	1,089	4
			130,093

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
Consumer Staples (2.9%)
*	Sprouts Farmers Market Inc.	95,016	9,886
	WD-40 Co.	12,839	3,375
	Lancaster Colony Corp.	18,427	3,147
*	Simply Good Foods Co.	85,934	2,715
	J & J Snack Foods Corp.	14,395	2,450
	Energizer Holdings Inc.	67,655	2,192
*	Chefs' Warehouse Inc.	33,000	1,413
	MGP Ingredients Inc.	13,357	1,197
	WK Kellogg Co.	61,871	1,062
	National Beverage Corp.	22,164	1,001
*	Vita Coco Co. Inc.	37,006	967
*	Vital Farms Inc.	30,733	966
	John B Sanfilippo & Son Inc.	8,459	802
	Utz Brands Inc.	41,830	706
	Turning Point Brands Inc.	13,868	550
*	Herbalife Ltd.	62,964	514
*	SunOpta Inc.	86,541	498
	Primo Water Corp.	18,166	401
*,1	Beyond Meat Inc.	56,356	343
	Vector Group Ltd.	20,583	308
*,1	Westrock Coffee Co.	31,964	255
*	Mama's Creations Inc.	31,053	249
*	Brookfield Realty Capital Corp. Class A	44,553	197
	Andersons Inc.	3,722	190
	Cal-Maine Foods Inc.	2,273	164
*	Honest Co. Inc.	30,977	145
*	Beauty Health Co.	70,186	126
*	LifeMD Inc.	20,326	106
*	Lifeway Foods Inc.	4,245	81
*	Veru Inc.	92,301	75
	Oil-Dri Corp. of America	1,013	69
	Natural Grocers by Vitamin Cottage Inc.	2,245	60
	Calavo Growers Inc.	2,514	58
*,1	Forafric Global plc	5,167	58
*	Mission Produce Inc.	5,034	54
*	Nature's Sunshine Products Inc.	2,508	35
*	GrowGeneration Corp.	2,393	5
			36,420
Energy (4.1%)
	ChampionX Corp.	179,779	5,596
*	Tidewater Inc.	45,941	4,075
	Magnolia Oil & Gas Corp. Class A	150,759	3,861
	Cactus Inc. Class A	61,674	3,671
*	NEXTracker Inc. Class A	81,687	3,322
	Noble Corp. plc	84,792	3,235
	Archrock Inc.	145,355	2,941
*	Oceaneering International Inc.	95,331	2,573
	Alpha Metallurgical Resources Inc.	10,343	2,474
*	Valaris Ltd.	37,837	2,310
*	Kosmos Energy Ltd.	441,193	2,149
	Atlas Energy Solutions Inc.	64,081	1,351
*	Fluence Energy Inc.	57,398	1,054
*	Array Technologies Inc.	144,006	966
*	Gulfport Energy Corp.	6,327	918
*	Seadrill Ltd.	20,704	893
*	Shoals Technologies Group Inc. Class A	161,715	872
	Core Laboratories Inc.	44,277	866
	SM Energy Co.	18,241	832
*,1	Sable Offshore Corp.	47,590	801
	CVR Energy Inc.	28,691	729
*	American Superconductor Corp.	32,208	651
*	NextDecade Corp.	109,018	508
	Crescent Energy Co. Class A	33,496	400
*,1	ChargePoint Holdings Inc.	203,197	382
*	TETRA Technologies Inc.	118,403	377
*	Centrus Energy Corp. Class A	9,476	375
	Delek US Holdings Inc.	16,444	336
	Ramaco Resources Inc. Class A	26,202	319

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Ameresco Inc. Class A	10,144	309
*	Montauk Renewables Inc.	62,283	292
*	Helix Energy Solutions Group Inc.	25,931	291
	Northern Oil & Gas Inc.	5,601	223
	W&T Offshore Inc.	92,937	213
*	Nabors Industries Ltd. (XNYS)	2,665	201
	Liberty Energy Inc.	8,671	179
	World Kinect Corp.	5,776	166
	Kinetik Holdings Inc.	3,432	152
*	REX American Resources Corp.	3,139	142
	Kodiak Gas Services Inc.	5,104	142
	Berry Corp.	21,780	135
*	Plug Power Inc.	48,191	91
*	Empire Petroleum Corp.	12,599	74
	VAALCO Energy Inc.	9,607	63
*	DMC Global Inc.	4,798	59
*	Natural Gas Services Group Inc.	2,152	47
*	EVgo Inc.	10,232	46
	Riley Exploration Permian Inc.	1,596	45
	Evolution Petroleum Corp.	8,136	42
	Ramaco Resources Inc. Class B	2,827	32
	Diversified Energy Co. plc	2,340	29
*	Drilling Tools International Corp.	4,530	19
*	Verde Clean Fuels Inc.	3,090	12
*,1	SolarMax Technology Inc.	2,647	3
			51,844
Financials (7.3%)
	Hamilton Lane Inc. Class A	36,178	5,529
	First Financial Bankshares Inc.	122,362	4,475
	Piper Sandler Cos.	16,350	4,459
	Moelis & Co. Class A	66,505	4,442
	Selective Insurance Group Inc.	48,756	4,436
	FirstCash Holdings Inc.	36,856	4,426
*	Marathon Digital Holdings Inc.	210,897	3,522
*	Oscar Health Inc. Class A	183,346	3,355
*	Clearwater Analytics Holdings Inc. Class A	132,044	3,272
*	Upstart Holdings Inc.	72,636	3,087
*	Baldwin Insurance Group Inc.	62,097	2,912
	StepStone Group Inc. Class A	50,500	2,762
	PJT Partners Inc. Class A	22,254	2,748
	Artisan Partners Asset Management Inc. Class A	59,414	2,471
	Walker & Dunlop Inc.	22,004	2,356
*	Bancorp Inc.	44,751	2,345
	Cohen & Steers Inc.	25,929	2,317
*	Palomar Holdings Inc.	23,072	2,289
	Victory Capital Holdings Inc. Class A	38,800	2,117
*	Mr Cooper Group Inc.	22,035	2,067
*	Goosehead Insurance Inc. Class A	22,092	1,863
*	Triumph Financial Inc.	19,070	1,601
	Federal Agricultural Mortgage Corp. Class C	7,645	1,510
	PennyMac Financial Services Inc.	13,875	1,498
*	Trupanion Inc.	31,071	1,421
	WisdomTree Inc.	131,567	1,334
	Live Oak Bancshares Inc.	28,398	1,221
	Virtus Investment Partners Inc.	5,278	1,117
	ServisFirst Bancshares Inc.	13,530	1,097
	Perella Weinberg Partners	49,610	970
*	Lemonade Inc.	40,052	742
	HCI Group Inc.	7,652	733
	Brightsphere Investment Group Inc.	26,068	636
	Patria Investments Ltd. Class A	51,878	598
*	Open Lending Corp.	96,577	556
*	Coastal Financial Corp.	10,000	537
*	LendingTree Inc.	8,756	507
	Pathward Financial Inc.	6,773	466
*	Assetmark Financial Holdings Inc.	11,649	409
	AMERISAFE Inc.	7,746	388
*	Axos Financial Inc.	5,518	383
	GCM Grosvenor Inc. Class A	33,948	370

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	World Acceptance Corp.	3,113	367
*	Root Inc. Class A	8,144	353
	Esquire Financial Holdings Inc.	5,714	352
	Diamond Hill Investment Group Inc.	2,172	343
	P10 Inc. Class A	33,702	339
*	Skyward Specialty Insurance Group Inc.	8,285	339
	Nicolet Bankshares Inc.	2,901	285
*	Dave Inc.	7,374	277
	First BanCorp (XNYS)	12,278	262
*	Riot Platforms Inc.	34,048	256
	BancFirst Corp.	2,271	242
*	NMI Holdings Inc.	5,534	227
	Greene County Bancorp Inc.	6,608	225
*	StoneX Group Inc.	2,527	209
	Mercury General Corp.	3,141	208
	KKR Real Estate Finance Trust Inc.	14,726	176
	Crawford & Co. Class A	13,895	147
	City Holding Co.	1,058	126
*	SiriusPoint Ltd.	8,130	122
*	American Coastal Insurance Corp. Class C	9,903	111
	First Internet Bancorp	3,018	110
	Tiptree Inc.	5,514	109
	First Foundation Inc.	14,038	99
*	Kingsway Financial Services Inc.	11,885	99
	Lakeland Financial Corp.	1,433	98
	Peoples Financial Services Corp.	2,065	98
[1]	B Riley Financial Inc.	19,258	95
	Universal Insurance Holdings Inc.	4,202	90
	OppFi Inc.	17,069	81
	Shore Bancshares Inc.	3,751	53
	F&G Annuities & Life Inc.	969	44
	Metrocity Bankshares Inc.	1,388	43
	Angel Oak Mortgage REIT Inc.	3,823	43
	Investors Title Co.	183	41
*	First Western Financial Inc.	2,131	41
	USCB Financial Holdings Inc.	2,738	41
	AG Mortgage Investment Trust Inc.	4,412	33
*	Prairie Operating Co.	3,634	32
	Regional Management Corp.	914	31
	Value Line Inc.	713	30
*	Columbia Financial Inc.	1,471	26
	First Business Financial Services Inc.	378	17
	Citizens Financial Services Inc.	284	16
*	Bowhead Specialty Holdings Inc.	291	9
	Bank7 Corp.	178	7
	MarketWise Inc.	5,713	5
*	TWFG Inc.	88	3
			91,704
Health Care (25.6%)
*	Insmed Inc.	146,337	11,190
*	Vaxcyte Inc.	102,784	8,301
	Ensign Group Inc.	52,356	7,925
*	Halozyme Therapeutics Inc.	117,509	7,503
*	Lantheus Holdings Inc.	64,034	6,818
*	HealthEquity Inc.	79,772	6,347
*	Glaukos Corp.	46,096	6,172
*	Blueprint Medicines Corp.	59,193	5,655
*	Merit Medical Systems Inc.	53,905	5,212
*	TransMedics Group Inc.	30,224	5,079
*	Krystal Biotech Inc.	23,346	4,555
*	Alkermes plc	158,459	4,508
*	Avidity Biosciences Inc.	101,812	4,480
*	RadNet Inc.	62,255	4,127
*	Madrigal Pharmaceuticals Inc.	16,513	4,081
*	REVOLUTION Medicines Inc.	93,462	3,984
*	Crinetics Pharmaceuticals Inc.	73,193	3,884
*	ADMA Biologics Inc.	212,365	3,676
*	Haemonetics Corp.	47,238	3,570
*	Dyne Therapeutics Inc.	76,095	3,507

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Evolent Health Inc. Class A	108,845	3,481
*	Axonics Inc.	47,978	3,318
*	Amicus Therapeutics Inc.	276,684	3,212
*	PROCEPT BioRobotics Corp.	39,937	3,155
*	TG Therapeutics Inc.	131,660	3,093
*	Axsome Therapeutics Inc.	34,351	3,052
*	Ideaya Biosciences Inc.	77,243	3,051
*	Integer Holdings Corp.	22,046	2,868
*	Guardant Health Inc.	111,288	2,847
*	Arcellx Inc.	40,642	2,794
*	Biohaven Ltd.	70,802	2,790
*	Iovance Biotherapeutics Inc.	238,755	2,784
*	SpringWorks Therapeutics Inc.	64,824	2,704
*	Corcept Therapeutics Inc.	76,251	2,692
*	Arrowhead Pharmaceuticals Inc.	112,575	2,683
*	CorVel Corp.	8,356	2,680
*	Tandem Diabetes Care Inc.	61,075	2,657
*	Hims & Hers Health Inc.	178,685	2,632
*	Nuvalent Inc. Class A	30,117	2,564
	Select Medical Holdings Corp.	68,791	2,481
*	Option Care Health Inc.	77,129	2,470
*	Rhythm Pharmaceuticals Inc.	51,621	2,441
*	Protagonist Therapeutics Inc.	55,101	2,363
*	Vericel Corp.	45,694	2,360
*	Twist Bioscience Corp.	54,248	2,346
*	UFP Technologies Inc.	6,847	2,336
*	Bridgebio Pharma Inc.	82,573	2,300
*	Catalyst Pharmaceuticals Inc.	109,733	2,222
*	Inari Medical Inc.	49,909	2,158
	CONMED Corp.	29,099	2,131
*	iRhythm Technologies Inc.	29,479	2,089
*	Celldex Therapeutics Inc.	49,701	2,054
*	Kymera Therapeutics Inc.	41,935	2,028
*	Novocure Ltd.	100,411	1,952
*	Astrana Health Inc.	40,627	1,942
*	Privia Health Group Inc.	96,179	1,937
*	PTC Therapeutics Inc.	54,580	1,928
*	ACADIA Pharmaceuticals Inc.	112,843	1,871
*	Progyny Inc.	79,624	1,870
*	RxSight Inc.	32,073	1,809
*	Geron Corp. (XNGS)	377,904	1,795
*	Amphastar Pharmaceuticals Inc.	36,274	1,768
*	Apogee Therapeutics Inc.	34,098	1,745
	LeMaitre Vascular Inc.	19,123	1,727
*	BioCryst Pharmaceuticals Inc.	194,822	1,693
*	Immunovant Inc.	54,738	1,691
*	Denali Therapeutics Inc.	67,147	1,641
*	Mirum Pharmaceuticals Inc.	36,978	1,594
*	Syndax Pharmaceuticals Inc.	77,468	1,592
*	Arvinas Inc.	60,577	1,585
*	STAAR Surgical Co.	46,655	1,544
*	Kura Oncology Inc.	68,354	1,440
*	Recursion Pharmaceuticals Inc. Class A	194,908	1,419
*	Vera Therapeutics Inc.	36,746	1,390
*	Ardelyx Inc.	219,131	1,354
*	Avadel Pharmaceuticals plc	87,141	1,322
*	Ocular Therapeutix Inc.	146,723	1,294
*	Edgewise Therapeutics Inc.	68,450	1,283
*	Novavax Inc.	103,098	1,276
*	Keros Therapeutics Inc.	27,786	1,260
*	Janux Therapeutics Inc.	26,439	1,242
*	Phreesia Inc.	48,001	1,234
*	Warby Parker Inc. Class A	82,214	1,227
	US Physical Therapy Inc.	14,109	1,208
*	MannKind Corp.	192,000	1,202
*	agilon health Inc.	290,888	1,187
*	Collegium Pharmaceutical Inc.	30,705	1,181
*	Rocket Pharmaceuticals Inc.	62,040	1,169
*	Harrow Inc.	28,813	1,166
*	Dynavax Technologies Corp.	99,522	1,117

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Longboard Pharmaceuticals Inc.	30,510	1,101
*	Brookdale Senior Living Inc.	154,665	1,100
*,1	Cassava Sciences Inc.	38,311	1,100
*	Amneal Pharmaceuticals Inc.	125,876	1,090
*	Arcutis Biotherapeutics Inc.	100,161	1,090
*	Harmony Biosciences Holdings Inc.	28,461	1,024
*,1	Summit Therapeutics Inc. (XNMS)	78,199	1,015
*	Soleno Therapeutics Inc.	20,737	1,015
*	Silk Road Medical Inc.	36,982	1,003
*	Nurix Therapeutics Inc.	39,389	993
*	Maravai LifeSciences Holdings Inc. Class A	104,216	943
*	Kiniksa Pharmaceuticals International plc	35,204	941
*	Tarsus Pharmaceuticals Inc.	34,684	940
*	Pennant Group Inc.	27,251	934
*	PACS Group Inc.	23,468	931
*	Neumora Therapeutics Inc.	79,345	912
*	Arcus Biosciences Inc.	51,293	878
*	Cogent Biosciences Inc.	80,499	865
*	Praxis Precision Medicines Inc.	16,262	864
*	Alignment Healthcare Inc.	94,420	851
*	Evolus Inc.	52,138	828
*	ANI Pharmaceuticals Inc.	12,376	789
*	Addus HomeCare Corp.	5,891	784
*	BioLife Solutions Inc.	29,908	774
*	Artivion Inc.	28,499	773
*	AtriCure Inc.	29,122	763
*	Sana Biotechnology Inc.	124,708	754
*	Immunome Inc.	48,490	736
*	AnaptysBio Inc.	18,452	703
*	Enliven Therapeutics Inc.	31,486	689
*	Aurinia Pharmaceuticals Inc.	99,135	675
*	Alphatec Holdings Inc.	96,791	668
*	Revance Therapeutics Inc.	98,207	645
*	BrightSpring Health Services Inc.	50,788	637
*	Viridian Therapeutics Inc.	43,322	636
*	Cullinan Therapeutics Inc.	32,381	635
*	Day One Biopharmaceuticals Inc.	43,817	606
*	ARS Pharmaceuticals Inc.	46,430	603
*	Avid Bioservices Inc.	55,303	583
*	Perspective Therapeutics Inc.	36,158	571
*	Cytokinetics Inc.	9,799	559
*	Scholar Rock Holding Corp.	58,152	541
*	Tango Therapeutics Inc.	45,007	532
*	Axogen Inc.	40,008	526
*	Prothena Corp. plc	23,431	522
*	SI-BONE Inc.	31,149	518
*	Liquidia Corp.	54,375	517
*	Humacyte Inc.	82,930	502
*	Y-mAbs Therapeutics Inc.	34,700	497
*	CG oncology Inc.	13,301	491
*	Stoke Therapeutics Inc.	33,551	488
*	KalVista Pharmaceuticals Inc.	35,924	481
*	Arbutus Biopharma Corp.	123,020	476
*	AdaptHealth Corp.	41,777	459
*	4D Molecular Therapeutics Inc.	30,452	457
*	Xencor Inc.	25,727	450
*	Astria Therapeutics Inc.	36,115	442
*	Tyra Biosciences Inc.	19,164	436
*	Mind Medicine MindMed Inc.	67,906	411
*,1	ImmunityBio Inc.	103,735	410
*	Arcturus Therapeutics Holdings Inc.	19,261	406
*	Alector Inc.	76,266	403
*	Cerus Corp.	170,265	385
*	Xeris Biopharma Holdings Inc.	132,250	372
*	Paragon 28 Inc.	44,230	368
*	MiMedx Group Inc.	52,917	362
*	WaVe Life Sciences Ltd.	62,526	359
*	Corbus Pharmaceuticals Holdings Inc.	5,814	356
	iRadimed Corp.	7,536	354
*	Community Health Systems Inc.	64,345	351

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*,1	UroGen Pharma Ltd.	25,074	349
*	Applied Therapeutics Inc.	54,961	348
*	Taysha Gene Therapies Inc.	150,898	338
*	G1 Therapeutics Inc.	46,550	331
*	Surmodics Inc.	8,353	331
*	Celcuity Inc.	20,713	331
	National Research Corp.	14,456	330
*	LifeStance Health Group Inc.	51,661	326
*,1	Pulse Biosciences Inc.	17,278	322
*	CareDx Inc.	10,389	319
	Patterson Cos. Inc.	13,947	314
*	Larimar Therapeutics Inc.	39,688	314
*,1	Ocugen Inc.	241,385	314
*	Savara Inc.	73,362	313
*,1	Nano-X Imaging Ltd.	48,499	309
*	CorMedix Inc.	47,306	295
*	Akero Therapeutics Inc.	10,746	292
	SIGA Technologies Inc.	32,155	290
*	Treace Medical Concepts Inc.	46,267	285
*	Pulmonx Corp.	35,738	262
*	Viemed Healthcare Inc.	32,353	246
*	Altimmune Inc.	36,453	244
*	Absci Corp.	55,238	243
*	Castle Biosciences Inc.	7,859	233
*	Jasper Therapeutics Inc.	10,684	233
*	Talkspace Inc.	115,984	232
*	Ironwood Pharmaceuticals Inc.	45,228	229
*,1	Prime Medicine Inc.	53,512	229
	HealthStream Inc.	7,866	228
*	Avita Medical Inc.	24,104	226
*	Sight Sciences Inc.	33,144	224
*	Fulcrum Therapeutics Inc.	24,881	213
*	EyePoint Pharmaceuticals Inc.	21,443	192
*	Aveanna Healthcare Holdings Inc.	34,009	192
*	Neurogene Inc.	5,128	192
*,1	Biomea Fusion Inc.	26,061	191
*	Sera Prognostics Inc. Class A	26,032	191
*	Accuray Inc.	84,961	185
*	Teladoc Health Inc.	25,029	179
*	MacroGenics Inc.	49,160	173
*	Rigel Pharmaceuticals Inc.	12,710	171
*	Owens & Minor Inc.	10,808	168
*	Zevra Therapeutics Inc.	20,960	160
*	ChromaDex Corp.	46,231	159
*	NeoGenomics Inc.	9,613	159
*	Inmode Ltd.	9,464	158
*	LivaNova plc	3,090	156
*	Biote Corp. Class A	24,145	152
*	ModivCare Inc.	5,236	151
*	ArriVent Biopharma Inc.	5,611	150
*	Black Diamond Therapeutics Inc.	23,759	145
*,1	MediWound Ltd.	7,550	139
*	XOMA Royalty Corp.	4,734	138
*	Sanara Medtech Inc.	3,835	138
*	Standard BioTools Inc.	64,107	137
*	ORIC Pharmaceuticals Inc.	13,239	137
*	scPharmaceuticals Inc.	26,766	136
*	OptimizeRx Corp.	16,120	134
*,1	IGM Biosciences Inc.	13,129	134
*	TScan Therapeutics Inc.	23,614	133
*	Bioventus Inc. Class A	12,759	128
*,1	Candel Therapeutics Inc.	18,686	126
*	Lineage Cell Therapeutics Inc.	141,489	125
*	PepGen Inc.	12,983	125
*	CVRx Inc.	12,534	124
*	InfuSystem Holdings Inc.	18,209	121
*	Supernus Pharmaceuticals Inc.	3,411	120
*	Foghorn Therapeutics Inc.	14,448	120
*	Semler Scientific Inc.	4,476	119
*	Joint Corp.	10,272	116

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	PetIQ Inc.	3,788	116
*	ADC Therapeutics SA	40,023	116
*,1	Phathom Pharmaceuticals Inc.	6,944	115
*	Olema Pharmaceuticals Inc.	9,755	115
*,1	Zynex Inc.	14,418	113
*	ProKidney Corp.	46,695	112
*	X4 Pharmaceuticals Inc.	158,511	111
*	Anavex Life Sciences Corp.	18,127	109
*	Stereotaxis Inc.	47,799	109
*	Trevi Therapeutics Inc.	33,962	107
*	Lexeo Therapeutics Inc.	9,154	105
*	NeuroPace Inc.	12,878	102
*	MeiraGTx Holdings plc	24,877	101
*	Accolade Inc.	23,326	101
*	Alimera Sciences Inc.	17,861	99
	Phibro Animal Health Corp. Class A	4,640	97
*,1	CervoMed Inc.	5,098	95
*,1	Cartesian Therapeutics Inc.	6,818	95
*,1	Capricor Therapeutics Inc.	20,305	93
*	Esperion Therapeutics Inc.	48,490	89
*	Shattuck Labs Inc.	24,725	89
*	Innoviva Inc.	4,527	88
*	Mersana Therapeutics Inc.	55,981	88
*	Disc Medicine Inc.	1,706	87
*	Spyre Therapeutics Inc.	3,037	87
*	Aquestive Therapeutics Inc.	19,052	86
*	Achieve Life Sciences Inc.	19,674	86
	Embecta Corp.	5,251	86
*	Inhibrx Biosciences Inc.	5,590	81
*,1	Greenwich Lifesciences Inc.	5,630	79
*	Zura Bio Ltd.	18,884	78
*	Kyverna Therapeutics Inc.	9,615	77
*	Contineum Therapeutics Inc. Class A	3,964	77
*,1	Omeros Corp.	17,993	76
*	Inmune Bio Inc.	11,517	76
*	Mineralys Therapeutics Inc.	5,943	74
*	Korro Bio Inc.	1,536	73
*	ALX Oncology Holdings Inc.	31,159	72
*	Anika Therapeutics Inc.	2,615	67
*	Akoya Biosciences Inc.	26,179	67
*	DocGo Inc.	17,543	66
*	Alto Neuroscience Inc.	5,073	65
*	Lexicon Pharmaceuticals Inc.	36,643	63
*	Ovid therapeutics Inc.	55,461	63
*	Orchestra BioMed Holdings Inc.	9,380	63
*	Quanterix Corp.	4,718	61
*	Verastem Inc.	23,945	60
*	Waystar Holding Corp.	2,178	59
*	Actinium Pharmaceuticals Inc.	28,576	57
*	Poseida Therapeutics Inc.	18,456	53
*	Cabaletta Bio Inc.	9,083	51
*	Pacira BioSciences Inc.	3,191	50
*	AirSculpt Technologies Inc.	11,959	50
*	Sonida Senior Living Inc.	1,732	48
*	Dianthus Therapeutics Inc.	1,670	48
*	GeneDx Holdings Corp.	1,465	47
*	OmniAb Inc.	10,262	43
*	Verrica Pharmaceuticals Inc.	17,859	42
*	Enhabit Inc.	4,593	39
*	Fibrobiologics Inc.	24,004	39
*	Coherus Biosciences Inc.	27,122	38
*	Tenaya Therapeutics Inc.	14,369	38
*	Innovage Holding Corp.	5,588	36
*	Health Catalyst Inc.	4,893	35
*	Cargo Therapeutics Inc.	1,851	35
*	Puma Biotechnology Inc.	13,736	34
*	Cardiff Oncology Inc.	14,187	33
*	Outlook Therapeutics Inc.	4,496	33
*	Galectin Therapeutics Inc.	11,628	31
*	Harvard Bioscience Inc.	10,047	29

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*,1	Tempus AI Inc.	481	29
*	Akebia Therapeutics Inc.	18,263	28
*	Aldeyra Therapeutics Inc.	4,791	28
*	Atossa Therapeutics Inc.	20,510	28
*	Concentra Group Holdings Parent Inc.	1,155	28
*	Fennec Pharmaceuticals Inc.	4,861	27
*	Regulus Therapeutics Inc.	15,064	25
*	Elevation Oncology Inc.	29,873	23
*	Aerovate Therapeutics Inc.	11,859	23
*	Codexis Inc.	7,592	22
*	Terns Pharmaceuticals Inc.	2,879	22
*	Heron Therapeutics Inc.	10,415	20
*	Organogenesis Holdings Inc.	6,539	19
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	Solid Biosciences Inc.	2,031	18
*	Renovaro Inc.	29,153	17
*,1	Telomir Pharmaceuticals Inc.	3,028	16
*	Werewolf Therapeutics Inc.	7,176	15
*	Fractyl Health Inc.	4,297	15
*	Boundless Bio Inc.	3,616	13
*	Agenus Inc.	2,487	13
*,2	Inhibrx Inc.	20,465	13
*	Rapport Therapeutics Inc.	590	13
*	Alumis Inc.	1,018	13
*	Ardent Health Partners Inc.	610	12
*	HilleVax Inc.	6,071	11
*	Metagenomi Inc.	3,603	11
*	Precigen Inc.	9,448	10
*	Quipt Home Medical Corp.	3,344	10
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $90)	8,622	9
*	Gyre Therapeutics Inc.	637	9
*,1	Tevogen Bio Holdings Inc.	15,367	8
*	Lyra Therapeutics Inc.	22,412	7
*	908 Devices Inc.	1,195	5
*	Artiva Biotherapeutics Inc.	440	5
*,1	Conduit Pharmaceuticals Inc.	13,197	2
*,2	Prevail Therapeutics CVR	58	—
*,2	OmniAb Inc. 12.5 Earnout	532	—
*,2	OmniAb Inc. 15 Earnout	532	—
			320,393
Industrials (24.3%)
	FTAI Aviation Ltd.	93,901	12,001
	Applied Industrial Technologies Inc.	36,245	7,435
*	Fluor Corp.	147,544	7,388
*	SPX Technologies Inc.	42,417	6,920
*	Modine Manufacturing Co.	48,656	5,914
	Badger Meter Inc.	27,690	5,730
*	ExlService Holdings Inc.	148,062	5,410
	Federal Signal Corp.	56,655	5,353
	Maximus Inc.	57,475	5,303
	Moog Inc. Class A	26,755	5,281
	Exponent Inc.	47,607	5,154
	Watts Water Technologies Inc. Class A	25,814	5,078
*	Beacon Roofing Supply Inc.	55,983	5,072
*	AeroVironment Inc.	24,651	5,023
	Installed Building Products Inc.	22,563	5,016
*	ACI Worldwide Inc.	99,324	5,002
	CSW Industrials Inc.	14,573	4,920
*	Chart Industries Inc.	39,747	4,865
*	Dycom Industries Inc.	26,749	4,707
	Brink's Co.	42,324	4,695
	Franklin Electric Co. Inc.	42,679	4,433
*	Verra Mobility Corp.	156,831	4,330
*	Knife River Corp.	53,498	4,219
	Zurn Elkay Water Solutions Corp.	129,804	4,210
*	Itron Inc.	39,101	3,997
	Herc Holdings Inc.	26,498	3,879
	Kadant Inc.	11,054	3,550
	EnerSys	34,542	3,500

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Sterling Infrastructure Inc.	28,474	3,403
*	CBIZ Inc.	45,124	3,321
	Atkore Inc.	34,593	3,229
	Insperity Inc.	33,861	3,183
	TriNet Group Inc.	30,683	3,155
	Mueller Water Products Inc. Class A	146,551	3,146
*	RXO Inc.	109,951	3,129
*	GMS Inc.	33,987	2,950
	ICF International Inc.	17,596	2,917
	Atmus Filtration Technologies Inc.	78,839	2,826
*	Construction Partners Inc. Class A	40,482	2,671
	Patrick Industries Inc.	20,323	2,626
	Primoris Services Corp.	46,480	2,623
*	WNS Holdings Ltd.	43,717	2,588
	Granite Construction Inc.	34,231	2,573
	McGrath RentCorp.	23,024	2,490
	Griffon Corp.	36,465	2,414
	ArcBest Corp.	22,208	2,361
	Trinity Industries Inc.	70,763	2,336
*	Aurora Innovation Inc.	470,085	2,195
	Belden Inc.	20,416	2,190
*	OSI Systems Inc.	14,385	2,156
	Enerpac Tool Group Corp.	51,294	2,115
	EVERTEC Inc.	60,824	2,083
*	Flywire Corp.	113,861	2,062
*	Rocket Lab USA Inc.	328,064	2,057
*	Bloom Energy Corp. Class A	171,438	2,042
*	Marqeta Inc. Class A	379,797	2,024
*	Leonardo DRS Inc.	69,426	1,981
*	NCR Atleos Corp.	68,042	1,947
	AZZ Inc.	22,905	1,905
*	AMN Healthcare Services Inc.	35,738	1,895
*,1	Joby Aviation Inc.	378,999	1,895
*	Remitly Global Inc.	136,768	1,867
*	StoneCo. Ltd. Class A	140,373	1,861
*	Huron Consulting Group Inc.	16,772	1,852
	Alamo Group Inc.	9,654	1,790
*	MYR Group Inc.	15,673	1,580
*	Blue Bird Corp.	30,318	1,552
	Napco Security Technologies Inc.	33,206	1,540
*	Payoneer Global Inc.	203,467	1,512
	Standex International Corp.	8,375	1,496
	Powell Industries Inc.	8,810	1,475
	Otter Tail Corp.	17,431	1,474
*	Janus International Group Inc.	133,795	1,470
*	IES Holdings Inc.	7,853	1,465
	ESCO Technologies Inc.	11,964	1,435
*	Kratos Defense & Security Solutions Inc.	61,942	1,421
	H&E Equipment Services Inc.	27,983	1,347
*,1	Enovix Corp.	140,150	1,334
*	AvidXchange Holdings Inc.	163,879	1,322
	Tecnoglass Inc.	21,186	1,313
	HB Fuller Co.	14,570	1,248
	REV Group Inc.	37,819	1,204
	Kforce Inc.	17,606	1,155
*	Cimpress plc	11,577	1,145
	CRA International Inc.	6,291	1,061
*	Donnelley Financial Solutions Inc.	15,896	1,060
*	PagSeguro Digital Ltd. Class A	93,004	1,030
*	Transcat Inc.	8,139	1,005
*	Montrose Environmental Group Inc.	29,974	986
*	Gibraltar Industries Inc.	13,722	956
	Helios Technologies Inc.	21,413	946
	Argan Inc.	11,687	927
*	ASGN Inc.	9,493	913
	Cadre Holdings Inc.	24,553	890
*	Legalzoom.com Inc.	129,952	876
*	Energy Recovery Inc.	53,562	870
	United States Lime & Minerals Inc.	9,938	812
	Barrett Business Services Inc.	21,982	803

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	CECO Environmental Corp.	27,598	799
	Tennant Co.	7,934	775
	Gorman-Rupp Co.	19,761	770
	Hillenbrand Inc.	22,187	731
*	Global Business Travel Group I	101,711	711
*,1	Archer Aviation Inc. Class A	208,135	708
	Albany International Corp. Class A	7,172	675
*	ZipRecruiter Inc. Class A	67,709	647
	Lindsay Corp.	5,141	638
	Dorian LPG Ltd.	16,337	637
*	Limbach Holdings Inc.	9,634	623
*	First Advantage Corp.	28,589	547
*	International Money Express Inc.	29,913	543
	Myers Industries Inc.	34,638	530
	Douglas Dynamics Inc.	17,772	495
	Ardagh Metal Packaging SA	136,250	488
*	Evolv Technologies Holdings Inc.	123,244	486
	Cass Information Systems Inc.	10,878	473
	Flex LNG Ltd.	17,168	458
*	Vicor Corp.	11,677	450
	Apogee Enterprises Inc.	6,582	440
*	Franklin Covey Co.	10,745	433
*	AAR Corp.	6,572	432
	Hyster-Yale Inc.	6,562	413
*	JELD-WEN Holding Inc.	28,034	399
*	Moneylion Inc.	8,017	372
*	Cantaloupe Inc.	52,303	362
*	Aspen Aerogels Inc.	12,088	347
	Enpro Inc.	2,103	338
*	Distribution Solutions Group Inc.	8,886	331
	Pitney Bowes Inc.	44,855	317
*	Hillman Solutions Corp.	31,661	315
*	CryoPort Inc.	33,713	314
*	Graham Corp.	9,671	308
*	Sterling Check Corp.	18,722	303
*	Bowman Consulting Group Ltd.	12,576	302
*	Target Hospitality Corp.	31,074	301
	LSI Industries Inc.	18,401	293
	Werner Enterprises Inc.	7,615	281
	Insteel Industries Inc.	7,980	274
*	Sezzle Inc.	1,981	270
*	Iteris Inc.	37,868	267
*	Mirion Technologies Inc.	24,498	266
	SFL Corp. Ltd.	22,293	264
*	NV5 Global Inc.	2,478	238
	Heartland Express Inc.	17,909	222
*	Centuri Holdings Inc.	12,901	221
	Mesa Laboratories Inc.	1,621	217
*	Himalaya Shipping Ltd.	26,281	202
	Marten Transport Ltd.	11,484	200
	VSE Corp.	2,057	191
*	Byrna Technologies Inc.	16,321	189
	John Bean Technologies Corp.	2,098	188
*,1	Spire Global Inc.	21,040	181
	Alta Equipment Group Inc.	24,903	168
	CompoSecure Inc. Class A	14,194	166
	Karat Packaging Inc.	6,448	163
*	Performant Financial Corp.	45,783	162
*	Paysign Inc.	31,084	147
*	Smith-Midland Corp.	4,240	147
*	CPI Card Group Inc.	4,687	134
*,1	PureCycle Technologies Inc.	21,857	133
*,1	Sky Harbour Group Corp.	10,697	132
*	Custom Truck One Source Inc.	31,763	130
*	Ispire Technology Inc.	18,019	130
*	Taylor Devices Inc.	2,239	128
*	SoundThinking Inc.	8,406	119
	Park Aerospace Corp.	7,556	102
*	Thermon Group Holdings Inc.	3,231	102
*	Priority Technology Holdings Inc.	16,967	102

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Universal Logistics Holdings Inc.	2,265	96
*	CS Disco Inc.	17,412	96
	Quad/Graphics Inc.	17,599	83
*	American Woodmark Corp.	899	81
*	Rekor Systems Inc.	59,763	75
*	374Water Inc.	60,367	70
	Covenant Logistics Group Inc.	1,317	69
*	VirTra Inc.	9,978	67
	EVI Industries Inc.	3,869	64
	Hirequest Inc.	4,246	60
*	DXP Enterprises Inc.	1,015	56
	Pactiv Evergreen Inc.	4,467	53
*	Hudson Technologies Inc.	5,855	48
*	Eve Holding Inc.	16,388	46
	Costamare Inc.	2,762	39
*,1	Redwire Corp.	5,724	39
	Miller Industries Inc.	627	38
*	Orion Group Holdings Inc.	4,365	33
*	I3 Verticals Inc. Class A	1,277	29
	Shyft Group Inc.	1,930	27
	Preformed Line Products Co.	141	17
	Allient Inc.	754	16
*	Proficient Auto Logistics Inc.	841	16
*	Skye Bioscience Inc.	2,460	15
*	Mayville Engineering Co. Inc.	751	14
*	Ultralife Corp.	1,147	12
*	Amprius Technologies Inc.	10,885	12
*	PAM Transportation Services Inc.	506	9
*	Virgin Galactic Holdings Inc.	1,406	9
*	Atlanticus Holdings Corp.	229	8
*	Intuitive Machines Inc.	1,645	8
*	Bridger Aerospace Group Holdings Inc.	2,859	8
*	Terran Orbital Corp.	6,066	1
			303,520
Other (0.0%)[4]
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	—
			2
Real Estate (1.5%)
	Ryman Hospitality Properties Inc.	55,265	5,745
	St. Joe Co.	33,987	2,018
*	Compass Inc. Class A	343,678	1,763
	Tanger Inc.	39,371	1,199
*	Redfin Corp.	110,640	1,033
	Outfront Media Inc.	54,718	933
	eXp World Holdings Inc.	76,417	899
	Phillips Edison & Co. Inc.	17,026	629
*	Apartment Investment and Management Co. Class A	64,393	599
*	Real Brokerage Inc.	89,779	559
	DigitalBridge Group Inc.	39,747	496
	Alexander's Inc.	2,021	463
	Universal Health Realty Income Trust	10,069	452
	CBL & Associates Properties Inc.	14,747	389
	Saul Centers Inc.	8,939	365
	CareTrust REIT Inc.	10,610	317
	NETSTREIT Corp.	13,757	230
*	Maui Land & Pineapple Co. Inc.	6,687	174
	UMH Properties Inc.	8,913	173
	Postal Realty Trust Inc. Class A	7,659	111
	Gladstone Commercial Corp.	5,729	88
*	Forestar Group Inc.	2,124	66
	Strawberry Fields REIT Inc.	5,481	65
	Armada Hoffler Properties Inc.	4,460	55
*	Opendoor Technologies Inc.	24,830	53
	Clipper Realty Inc.	9,297	46
	Community Healthcare Trust Inc.	1,956	37
*	Offerpad Solutions Inc.	1,561	6
			18,963

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
Technology (17.4%)
*	Fabrinet	34,365	8,373
*	SPS Commerce Inc.	35,037	6,998
*	Novanta Inc.	33,776	6,190
*	CommVault Systems Inc.	38,364	5,962
*	Varonis Systems Inc.	103,810	5,876
*	Insight Enterprises Inc.	26,282	5,705
*	Altair Engineering Inc. Class A	53,841	4,865
*	Rambus Inc.	102,512	4,584
*	Tenable Holdings Inc.	111,038	4,584
*	Qualys Inc.	34,976	4,378
*	Box Inc. Class A	132,609	4,323
*	Credo Technology Group Holding Ltd.	120,031	4,190
*	Q2 Holdings Inc.	55,347	4,107
*	Zeta Global Holdings Corp. Class A	155,112	4,097
	Advanced Energy Industries Inc.	35,215	3,736
*	Workiva Inc.	47,492	3,712
*	Impinj Inc.	21,322	3,584
	Power Integrations Inc.	53,299	3,576
*	FormFactor Inc.	72,920	3,556
*	Silicon Laboratories Inc.	29,885	3,537
*	Axcelis Technologies Inc.	30,677	3,354
*	Blackbaud Inc.	38,926	3,254
*	Envestnet Inc.	47,790	2,999
*	Alarm.com Holdings Inc.	45,422	2,704
*	Blackline Inc.	54,423	2,697
*	Semtech Corp.	61,104	2,678
*	Squarespace Inc. Class A	57,270	2,605
	Clear Secure Inc. Class A	82,780	2,516
*	Sitime Corp.	17,330	2,507
*	Perficient Inc.	32,737	2,461
*	Cargurus Inc.	83,276	2,413
*	Agilysys Inc.	20,855	2,359
	Progress Software Corp.	40,500	2,355
*	DigitalOcean Holdings Inc.	61,894	2,317
	Kulicke & Soffa Industries Inc.	51,738	2,267
*	Freshworks Inc. Class A	192,253	2,246
*	Cleanspark Inc.	208,990	2,234
*	Braze Inc. Class A	49,354	2,210
*	Rapid7 Inc.	58,384	2,207
*	Yelp Inc.	61,696	2,155
*	Vertex Inc. Class A	51,172	1,980
*	C3.ai Inc. Class A	77,946	1,819
*	Intapp Inc.	36,805	1,700
*	NCR Voyix Corp.	124,448	1,679
*	PagerDuty Inc.	84,151	1,664
*	PAR Technology Corp.	29,937	1,616
*	ePlus Inc.	16,700	1,603
*	LiveRamp Holdings Inc.	61,449	1,593
*	Ultra Clean Holdings Inc.	41,734	1,573
*	Veeco Instruments Inc.	44,288	1,572
*	Magnite Inc.	105,575	1,456
*	Sprout Social Inc. Class A	46,578	1,449
*,1	IonQ Inc.	187,070	1,388
*	Alkami Technology Inc.	41,523	1,384
*	AvePoint Inc.	119,645	1,382
*	Core Scientific Inc.	132,033	1,363
	CSG Systems International Inc.	27,912	1,354
*,1	SoundHound AI Inc. Class A	267,612	1,309
*	Jamf Holding Corp.	69,918	1,293
*	Appian Corp. Class A	37,972	1,232
*	Upwork Inc.	117,452	1,132
*	Ambarella Inc.	18,759	1,120
*	Matterport Inc.	246,918	1,119
*	Schrodinger Inc.	52,398	1,102
	CTS Corp.	22,316	1,099
	Adeia Inc.	86,593	1,091
*	Zuora Inc. Class A	122,127	1,073
*	MaxLinear Inc.	70,416	1,069
	Sapiens International Corp. NV	29,031	1,056

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Asana Inc. Class A	74,829	1,052
*	Plexus Corp.	7,662	982
*	PDF Solutions Inc.	29,338	926
	A10 Networks Inc.	66,850	921
*	Terawulf Inc.	202,684	884
*	Sprinklr Inc. Class A	97,004	870
*	PROS Holdings Inc.	43,116	868
*	N-Able Inc.	67,383	867
*	Blend Labs Inc. Class A	217,817	799
*	Xometry Inc. Class A	39,670	779
*	Couchbase Inc.	36,694	720
	Shutterstock Inc.	18,545	665
*	TechTarget Inc.	24,374	650
*	Amplitude Inc. Class A	71,179	627
*	PubMatic Inc. Class A	39,443	615
*	ACM Research Inc. Class A	32,972	595
*	EverQuote Inc. Class A	23,685	585
*	Fastly Inc. Class A	96,737	582
	Hackett Group Inc.	21,556	571
*	Grid Dynamics Holdings Inc.	40,848	569
	Simulations Plus Inc.	14,979	543
*,1	NextNav Inc.	70,769	543
*	OneSpan Inc.	32,509	524
*	Photronics Inc.	19,833	513
*	Yext Inc.	98,868	503
*	NerdWallet Inc. Class A	36,512	472
*	SEMrush Holdings Inc. Class A	33,921	466
*	CEVA Inc.	18,679	447
*	Innodata Inc.	25,513	441
*	Weave Communications Inc.	37,092	418
*	Mediaalpha Inc. Class A	23,431	417
*	Ibotta Inc. Class A	7,178	411
*	Mitek Systems Inc.	43,622	407
*	Aehr Test Systems	26,107	397
*	BigCommerce Holdings Inc. Series 1	66,494	390
*	Digimarc Corp.	13,537	388
*	Cipher Mining Inc.	109,613	385
	NVE Corp.	4,533	380
*	Enfusion Inc. Class A	45,676	379
	Climb Global Solutions Inc.	3,960	376
*	Getty Images Holdings Inc.	94,655	360
*	Bandwidth Inc. Class A	20,838	358
*	MeridianLink Inc.	15,367	351
*	Vivid Seats Inc. Class A	73,752	343
*	Diodes Inc.	4,568	318
*	Red Violet Inc.	10,409	301
*	Ichor Holdings Ltd.	9,680	300
*	Grindr Inc.	23,155	279
*	Olo Inc. Class A	48,106	253
*	Domo Inc. Class B	31,904	238
*	Applied Digital Corp.	64,289	235
*	SkyWater Technology Inc.	25,703	231
*	Backblaze Inc. Class A	37,650	230
*	Arteris Inc.	26,030	223
*	Synaptics Inc.	2,720	221
*	Eventbrite Inc. Class A	68,966	219
	ReposiTrak Inc.	11,060	215
*	indie Semiconductor Inc. Class A	47,981	199
*	Tucows Inc. Class A	7,519	161
*	Viant Technology Inc. Class A	14,434	161
*	AudioEye Inc.	6,591	160
*	EverCommerce Inc.	14,679	157
*	Groupon Inc.	10,722	149
*	eGain Corp.	19,133	137
*	Kaltura Inc.	92,233	125
*,1	BigBear.ai Holdings Inc.	71,690	114
*	QuickLogic Corp.	13,009	109
*	Porch Group Inc.	72,831	105
*,1	MicroVision Inc.	104,501	99
*	Everspin Technologies Inc.	15,348	85

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	WM Technology Inc.	78,730	78
*	FiscalNote Holdings Inc.	56,809	74
*	Daktronics Inc.	4,987	72
*	Bumble Inc. Class A	8,491	57
*	Ouster Inc.	7,065	50
*	Navitas Semiconductor Corp.	14,966	45
*,1	D-Wave Quantum Inc.	44,851	45
*,1	iLearningEngines Holdings Inc.	27,650	38
*	DLH Holdings Corp.	2,821	31
*	nLight Inc.	2,425	29
*	System1 Inc.	22,069	27
*	1stdibs.com Inc.	5,282	26
*	Innovid Corp.	11,443	21
*,1	GCT Semiconductor Holding Inc.	7,136	20
*	Onestream Inc.	507	16
*	Rimini Street Inc.	7,028	12
*,1	Airship AI Holdings Inc.	3,390	11
*	Silvaco Group Inc.	420	6
			217,762
Telecommunications (1.1%)
	InterDigital Inc.	23,809	3,299
	Cogent Communications Holdings Inc.	41,443	2,900
*	Calix Inc.	40,918	1,524
*	Harmonic Inc.	104,171	1,505
*	Infinera Corp.	187,854	1,182
*	Extreme Networks Inc.	63,392	999
*	Globalstar Inc.	581,538	727
	IDT Corp. Class B	10,331	396
*	Anterix Inc.	10,566	375
*,1	Lightwave Logic Inc.	113,256	334
*	8x8 Inc.	110,309	207
*	Gogo Inc.	26,009	207
*	fuboTV Inc.	21,851	37
*	Ooma Inc.	3,182	33
			13,725
Utilities (0.9%)
*	Casella Waste Systems Inc. Class A	53,924	5,816
	American States Water Co.	19,737	1,607
	MGE Energy Inc.	14,709	1,275
	California Water Service Group	14,321	792
*,1	NuScale Power Corp.	73,174	602
*	Quest Resource Holding Corp.	16,260	144
	Global Water Resources Inc.	10,936	139
*	Cadiz Inc.	40,331	136
	Middlesex Water Co.	2,112	133
*	Perma-Fix Environmental Services Inc.	11,864	131
	Consolidated Water Co. Ltd.	3,440	95
	Genie Energy Ltd. Class B	5,413	91
	York Water Co.	1,762	69
	Aris Water Solutions Inc. Class A	1,393	23
*	Arq Inc.	2,724	19
			11,072
Total Common Stocks (Cost $1,003,209)			1,249,663
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/26/29	401	3
*,1	Pulse Biosciences Inc. Exp. 6/27/29	401	3
Total Warrants (Cost $—)			6

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[5,6]	Vanguard Market Liquidity Fund, 5.373% (Cost $16,503)	165,091	16,507
Total Investments (101.1%) (Cost $1,019,712)			1,266,176
Other Assets and Liabilities—Net (-1.1%)			(14,269)
Net Assets (100%)			1,251,907
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,401,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $9,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $14,847,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	19	2,112	18

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,003,209)	1,249,669
Affiliated Issuers (Cost $16,503)	16,507
Total Investments in Securities	1,266,176
Investment in Vanguard	36
Cash	283
Cash Collateral Pledged—Futures Contracts	140
Receivables for Investment Securities Sold	11
Receivables for Accrued Income	606
Receivables for Capital Shares Issued	69
Variation Margin Receivable—Futures Contracts	12
Total Assets	1,267,333
Liabilities
Payables for Investment Securities Purchased	296
Collateral for Securities on Loan	14,847
Payables for Capital Shares Redeemed	208
Payables to Vanguard	75
Total Liabilities	15,426
Net Assets	1,251,907
1 Includes $13,401,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	1,467,433
Total Distributable Earnings (Loss)	(215,526)
Net Assets	1,251,907

ETF Shares—Net Assets
Applicable to 4,845,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	991,196
Net Asset Value Per Share—ETF Shares	$204.56

Institutional Shares—Net Assets
Applicable to 668,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	260,711
Net Asset Value Per Share—Institutional Shares	$389.76

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	7,290
Interest[2]	56
Securities Lending—Net	1,621
Total Income	8,967
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22
Management and Administrative—ETF Shares	1,096
Management and Administrative—Institutional Shares	155
Marketing and Distribution—ETF Shares	43
Marketing and Distribution—Institutional Shares	7
Custodian Fees	44
Auditing Fees	30
Shareholders’ Reports—ETF Shares	50
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	1
Other Expenses	19
Total Expenses	1,469
Expenses Paid Indirectly	(3)
Net Expenses	1,466
Net Investment Income	7,501
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	64,517
Futures Contracts	88
Realized Net Gain (Loss)	64,605
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	115,901
Futures Contracts	11
Change in Unrealized Appreciation (Depreciation)	115,912
Net Increase (Decrease) in Net Assets Resulting from Operations	188,018
1	Dividends are net of foreign withholding taxes of $9,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $50,000, less than $1,000, less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $144,027,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,501	8,774
Realized Net Gain (Loss)	64,605	(2,797)
Change in Unrealized Appreciation (Depreciation)	115,912	56,561
Net Increase (Decrease) in Net Assets Resulting from Operations	188,018	62,538
Distributions
ETF Shares	(6,554)	(6,440)
Institutional Shares	(1,939)	(2,474)
Total Distributions	(8,493)	(8,914)
Capital Share Transactions
ETF Shares	64,434	87,971
Institutional Shares	(10,587)	(35,435)
Net Increase (Decrease) from Capital Share Transactions	53,847	52,536
Total Increase (Decrease)	233,372	106,160
Net Assets
Beginning of Period	1,018,535	912,375
End of Period	1,251,907	1,018,535

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$175.15	$165.45	$222.64	$164.83	$141.63
Investment Operations
Net Investment Income[1]	1.231	1.499	1.137	.839	1.097
Net Realized and Unrealized Gain (Loss) on Investments	29.566	9.702	(57.266)	57.852	23.237
Total from Investment Operations	30.797	11.201	(56.129)	58.691	24.334
Distributions
Dividends from Net Investment Income	(1.387)	(1.501)	(1.061)	(.881)	(1.134)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.387)	(1.501)	(1.061)	(.881)	(1.134)
Net Asset Value, End of Period	$204.56	$175.15	$165.45	$222.64	$164.83
Total Return	17.69%	6.87%	-25.28%	35.67%	17.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$991	$784	$658	$735	$371
Ratio of Total Expenses to Average Net Assets	0.15%[2]	0.15%[2]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.90%	0.61%	0.40%	0.75%
Portfolio Turnover Rate[3]	29%	32%	33%	47%	38%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$333.70	$315.20	$424.16	$314.01	$269.76
Investment Operations
Net Investment Income[1]	2.576	3.090	2.706	1.912	2.275
Net Realized and Unrealized Gain (Loss) on Investments	56.352	18.463	(109.390)	110.162	44.269
Total from Investment Operations	58.928	21.553	(106.684)	112.074	46.544
Distributions
Dividends from Net Investment Income	(2.868)	(3.053)	(2.276)	(1.924)	(2.294)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.868)	(3.053)	(2.276)	(1.924)	(2.294)
Net Asset Value, End of Period	$389.76	$333.70	$315.20	$424.16	$314.01
Total Return	17.78%	6.94%	-25.24%	35.77%	17.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$261	$235	$255	$752	$500
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.98%	0.72%	0.48%	0.82%
Portfolio Turnover Rate[3]	29%	32%	33%	47%	38%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Russell 2000 Growth Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $36,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,249,621	9	33	1,249,663
Warrants	—	6	—	6
Temporary Cash Investments	16,507	—	—	16,507
Total	1,266,128	15	33	1,266,176
Derivative Financial Instruments
Assets
Futures Contracts[1]	18	—	—	18
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	143,747
Total Distributable Earnings (Loss)	(143,747)

Russell 2000 Growth Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	9,417
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	235,226
Capital Loss Carryforwards	(460,169)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(215,526)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	8,493	8,914
Long-Term Capital Gains	—	—
Total	8,493	8,914
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,030,950
Gross Unrealized Appreciation	321,968
Gross Unrealized Depreciation	(86,742)
Net Unrealized Appreciation (Depreciation)	235,226
F.	During the year ended August 31, 2024, the fund purchased $321,027,000 of investment securities and sold $334,626,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $338,705,000 and $274,573,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were  $88,805,000 and sales were $107,411,000, resulting in net realized loss of $37,824,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	343,204	1,850	268,511	1,575
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(278,770)[1]	(1,480)[1]	(180,540)	(1,075)
Net Increase (Decrease)—ETF Shares	64,434	370	87,971	500
Institutional Shares
Issued	25,092	72	49,602	158
Issued in Lieu of Cash Distributions	1,875	5	2,350	8
Redeemed	(37,554)	(111)	(87,387)	(271)
Net Increase (Decrease)—Institutional Shares	(10,587)	(34)	(35,435)	(105)
1	Includes unsettled in-kind transactions as of August 31, 2024 for 45,000 redeemed shares valued at $9,193,000, which settled shortly afterwards.

Russell 2000 Growth Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund and Vanguard Russell 2000 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund and Vanguard Russell 2000 Growth Index Fund (three of the funds constituting Vanguard Scottsdale Funds, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Russell 2000 Index Fund	56.0%
Russell 2000 Value Index Fund	72.6
Russell 2000 Growth Index Fund	40.4
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
Russell 2000 Index Fund	76,197
Russell 2000 Value Index Fund	15,807
Russell 2000 Growth Index Fund	6,472
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Russell 2000 Index Fund	755
Russell 2000 Value Index Fund	12
Russell 2000 Growth Index Fund	19
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
Russell 2000 Index Fund	14,300
Russell 2000 Value Index Fund	4,301
Russell 2000 Growth Index Fund	424
Q18510 102024

Financial Statements
For the year ended August 31, 2024
Vanguard Russell 3000 Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	54
Tax information	55

Russell 3000 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (1.7%)
	Linde plc	34,527	16,513
	Freeport-McMoRan Inc.	103,753	4,594
	Ecolab Inc.	18,019	4,562
	Air Products and Chemicals Inc.	16,074	4,482
	Newmont Corp. (XNYS)	83,101	4,437
	Fastenal Co.	41,372	2,825
	Nucor Corp.	17,394	2,642
	International Flavors & Fragrances Inc.	18,328	1,906
	LyondellBasell Industries NV Class A	18,949	1,870
	Steel Dynamics Inc.	10,898	1,302
	Avery Dennison Corp.	5,728	1,271
	International Paper Co.	25,049	1,213
	Reliance Inc.	4,161	1,193
	CF Industries Holdings Inc.	13,586	1,129
	Celanese Corp.	7,989	1,043
	Eastman Chemical Co.	8,381	858
	Albemarle Corp.	8,365	755
	Mosaic Co.	24,100	689
	Royal Gold Inc.	4,676	655
*	RBC Bearings Inc.	2,128	634
	Southern Copper Corp.	6,210	632
	United States Steel Corp.	15,854	601
	FMC Corp.	9,229	596
	Mueller Industries Inc.	7,949	578
	Alcoa Corp.	17,848	573
	UFP Industries Inc.	4,269	519
	Carpenter Technology Corp.	3,346	484
	Commercial Metals Co.	8,288	444
*	Cleveland-Cliffs Inc.	33,189	434
	Element Solutions Inc.	15,923	426
	Balchem Corp.	2,286	405
	Cabot Corp.	3,856	405
*	Valvoline Inc.	9,421	398
	Timken Co.	4,595	388
	Boise Cascade Co.	2,820	383
	Olin Corp.	8,703	380
	Hexcel Corp.	5,878	372
	Westlake Corp.	2,394	348
	Ashland Inc.	3,578	320
	Avient Corp.	6,344	312
	NewMarket Corp.	477	274
	Huntsman Corp.	11,781	260
	Hecla Mining Co.	40,871	242
	Sensient Technologies Corp.	3,002	234
	Scotts Miracle-Gro Co.	2,982	212
	Chemours Co.	10,724	209
*	Arcadium Lithium plc	76,514	207
	Innospec Inc.	1,731	200
	Sylvamo Corp.	2,466	195
	Minerals Technologies Inc.	2,256	174
	Hawkins Inc.	1,368	173
*	Coeur Mining Inc.	27,861	171
	Materion Corp.	1,460	169
	Quaker Chemical Corp.	990	168
*	Constellium SE	9,009	151
*	Uranium Energy Corp.	27,641	145
*	MP Materials Corp.	9,298	120
	Tronox Holdings plc	8,293	116
	Stepan Co.	1,457	113
*	Perimeter Solutions SA	9,413	110
1

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Ingevity Corp.	2,663	105
	Kaiser Aluminum Corp.	1,126	84
	Worthington Steel Inc.	2,365	84
	Orion SA	3,960	74
	Mativ Holdings Inc.	3,867	73
*	Novagold Resources Inc.	17,074	73
	SSR Mining Inc. (XTSE)	14,116	73
*	Ecovyst Inc.	8,250	59
	AdvanSix Inc.	1,965	58
*	Century Aluminum Co.	3,994	57
*,1	Energy Fuels Inc.	10,793	53
	Haynes International Inc.	884	53
	Koppers Holdings Inc.	1,349	53
*	Metallus Inc.	3,091	50
*,1	Encore Energy Corp.	13,001	47
*	Metals Acquisition Ltd. Class A	3,805	43
*	Ivanhoe Electric Inc.	5,910	42
*	Intrepid Potash Inc.	1,679	41
*	Clearwater Paper Corp.	1,208	40
	Ryerson Holding Corp.	1,906	38
*	Rayonier Advanced Materials Inc.	4,611	37
	Olympic Steel Inc.	877	35
*	Northwest Pipe Co.	774	34
*	LSB Industries Inc.	3,521	28
	Radius Recycling Inc.	1,716	26
*	Universal Stainless & Alloy Products Inc.	608	26
	Compass Minerals International Inc.	2,568	23
*	Ur-Energy Inc.	19,367	23
*	i-80 Gold Corp.	21,143	22
*	Perpetua Resources Corp.	2,379	21
*	Lifezone Holdings Ltd.	2,597	16
*	GrafTech International Ltd.	20,872	14
*	NN Inc.	3,340	13
*	Tredegar Corp.	2,137	13
	Caledonia Mining Corp. plc	1,021	13
*	Contango ORE Inc.	589	13
*	LanzaTech Global Inc.	8,066	12
	American Vanguard Corp.	1,972	11
	Eastern Co.	376	11
	FutureFuel Corp.	1,670	10
	Omega Flex Inc.	208	10
*	Piedmont Lithium Inc.	1,095	9
	Northern Technologies International Corp.	604	8
*	Dakota Gold Corp.	3,098	7
*	ASP Isotopes Inc.	2,893	7
*	Critical Metals Corp.	808	7
			68,863
Consumer Discretionary (13.5%)
*	Amazon.com Inc.	670,146	119,621
*	Tesla Inc.	200,587	42,948
	Costco Wholesale Corp.	31,964	28,524
	Home Depot Inc.	71,504	26,349
	Walmart Inc.	312,652	24,146
*	Netflix Inc.	30,874	21,654
	McDonald's Corp.	51,924	14,988
	Walt Disney Co.	132,501	11,975
*	Uber Technologies Inc.	145,183	10,617
	Lowe's Cos. Inc.	41,242	10,249
	Booking Holdings Inc.	2,458	9,609
	TJX Cos. Inc.	81,661	9,576
	Starbucks Corp.	81,852	7,741
	NIKE Inc. Class B	86,936	7,244
*	Chipotle Mexican Grill Inc.	98,347	5,515
	Target Corp.	33,502	5,147
*	O'Reilly Automotive Inc.	4,233	4,783
	General Motors Co.	81,673	4,066
	DR Horton Inc.	21,373	4,034
*	AutoZone Inc.	1,250	3,977
	Marriott International Inc. Class A	16,927	3,973
2

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Hilton Worldwide Holdings Inc.	17,812	3,912
*	Airbnb Inc. Class A	31,666	3,715
*	Spotify Technology SA	10,447	3,582
	Ross Stores Inc.	23,658	3,563
*	Copart Inc.	62,991	3,336
*	Trade Desk Inc. Class A	31,897	3,334
	Lennar Corp. Class A	17,832	3,247
	Ford Motor Co.	282,350	3,160
	Electronic Arts Inc.	19,288	2,928
*	Royal Caribbean Cruises Ltd.	17,064	2,809
	Yum! Brands Inc.	20,349	2,746
*	Lululemon Athletica Inc.	8,769	2,275
	eBay Inc.	36,876	2,179
	Tractor Supply Co.	7,841	2,098
	Garmin Ltd.	11,147	2,043
	PulteGroup Inc.	15,316	2,016
	Delta Air Lines Inc.	46,715	1,985
*	Take-Two Interactive Software Inc.	12,216	1,975
*	NVR Inc.	213	1,954
*	Coupang Inc.	83,869	1,858
*	Deckers Outdoor Corp.	1,852	1,777
*	Roblox Corp. Class A	37,034	1,629
	Best Buy Co. Inc.	15,412	1,547
	Estee Lauder Cos. Inc. Class A	16,535	1,516
	Genuine Parts Co.	10,252	1,469
*	Aptiv plc	19,911	1,424
	Omnicom Group Inc.	13,840	1,390
*	Warner Bros Discovery Inc.	176,490	1,384
	Darden Restaurants Inc.	8,671	1,371
	Dollar General Corp.	16,046	1,331
*	Dollar Tree Inc.	14,950	1,263
*	Expedia Group Inc.	9,044	1,258
	Southwest Airlines Co.	43,430	1,256
*	Burlington Stores Inc.	4,629	1,242
	Williams-Sonoma Inc.	9,091	1,221
*	Liberty Media Corp.-Liberty Formula One Class C	15,553	1,214
*	Ulta Beauty Inc.	3,421	1,207
*	Carnival Corp.	72,198	1,191
*	Carvana Co.	7,618	1,147
	RB Global Inc. (XTSE)	13,093	1,128
*	DraftKings Inc. Class A	32,308	1,115
*	Live Nation Entertainment Inc.	11,304	1,104
	Toll Brothers Inc.	7,428	1,070
*	United Airlines Holdings Inc.	23,433	1,032
	Domino's Pizza Inc.	2,484	1,029
	Rollins Inc.	20,346	1,021
	Las Vegas Sands Corp.	25,935	1,011
*	CarMax Inc.	11,825	1,000
	Pool Corp.	2,791	981
	Dick's Sporting Goods Inc.	4,077	966
	Interpublic Group of Cos. Inc.	27,441	895
*	Floor & Decor Holdings Inc. Class A	7,874	885
*	Rivian Automotive Inc. Class A	60,212	851
	Service Corp. International	10,536	825
	Texas Roadhouse Inc.	4,861	820
	News Corp. Class A	28,873	818
	Wingstop Inc.	2,100	811
	LKQ Corp.	18,935	788
*	BJ's Wholesale Club Holdings Inc.	9,704	776
	Fox Corp. Class A	18,002	745
	Churchill Downs Inc.	5,205	723
	Murphy USA Inc.	1,380	717
*	Light & Wonder Inc.	6,482	712
	Tapestry Inc.	17,309	709
	Aramark	18,812	689
	TKO Group Holdings Inc.	5,787	684
*	MGM Resorts International	18,156	683
	Hasbro Inc.	9,880	673
*	Skechers USA Inc. Class A	9,620	659
	Tempur Sealy International Inc.	12,476	654
3

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	H&R Block Inc.	10,245	649
	New York Times Co. Class A	11,538	634
*	Crocs Inc.	4,233	619
*	Cava Group Inc.	5,347	610
	Lithia Motors Inc.	1,972	594
*	Bright Horizons Family Solutions Inc.	4,096	576
*	Caesars Entertainment Inc.	15,274	575
*	e.l.f. Beauty Inc.	3,751	562
	Wynn Resorts Ltd.	7,244	557
	BorgWarner Inc. (XNYS)	16,253	554
*	Duolingo Inc.	2,602	553
*	Norwegian Cruise Line Holdings Ltd.	30,731	550
	U-Haul Holding Co.	7,694	526
*	Abercrombie & Fitch Co. Class A	3,536	522
	Gentex Corp.	16,491	517
	Meritage Homes Corp.	2,584	512
*	Planet Fitness Inc. Class A	6,235	506
	Bath & Body Works Inc.	16,155	497
*	American Airlines Group Inc.	46,496	494
	Vail Resorts Inc.	2,700	491
*	Taylor Morrison Home Corp.	7,268	489
	Lear Corp.	4,114	480
	Hyatt Hotels Corp. Class A	3,149	478
	VF Corp.	26,144	476
	Ralph Lauren Corp.	2,726	467
*	Mattel Inc.	24,485	465
*	Etsy Inc.	8,259	455
*	GameStop Corp. Class A	19,356	453
*	SiteOne Landscape Supply Inc.	3,188	452
	SharkNinja Inc.	4,686	449
	Wyndham Hotels & Resorts Inc.	5,566	438
	Paramount Global Class B	40,999	429
	PVH Corp.	4,057	400
	KB Home	4,764	399
	Thor Industries Inc.	3,653	392
*	Ollie's Bargain Outlet Holdings Inc.	4,363	391
*	Champion Homes Inc.	4,152	388
	Whirlpool Corp.	3,808	382
	Nexstar Media Group Inc.	2,214	378
*	Asbury Automotive Group Inc.	1,432	352
	Group 1 Automotive Inc.	928	350
*	AutoNation Inc.	1,834	326
	Fox Corp. Class B	8,446	325
*	Alaska Air Group Inc.	8,901	321
	Harley-Davidson Inc.	8,574	321
	Gap Inc.	14,218	319
	Polaris Inc.	3,715	314
*	M/I Homes Inc.	1,938	309
	Macy's Inc.	19,453	303
*	Grand Canyon Education Inc.	2,073	301
*	Lyft Inc. Class A	25,635	299
	Kontoor Brands Inc.	3,957	296
*	Tri Pointe Homes Inc.	6,589	293
	Boyd Gaming Corp.	4,826	290
*	Five Below Inc.	3,831	289
*	Capri Holdings Ltd.	8,087	289
	Academy Sports & Outdoors Inc.	5,145	285
*	Wayfair Inc. Class A	6,555	279
*	Boot Barn Holdings Inc.	2,061	277
*	Liberty Media Corp.-Liberty SiriusXM	11,603	277
*	Madison Square Garden Sports Corp.	1,303	272
	American Eagle Outfitters Inc.	13,064	269
*	RH	1,055	268
[1]	Choice Hotels International Inc.	2,081	266
*	frontdoor Inc.	5,537	266
*	Coty Inc. Class A	28,112	264
*	Shake Shack Inc. Class A	2,660	264
*	Lucid Group Inc.	63,190	254
	Signet Jewelers Ltd.	3,006	253
*	Stride Inc.	2,997	247
4

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Rush Enterprises Inc. Class A	4,645	245
*	Dorman Products Inc.	2,152	244
*	YETI Holdings Inc.	6,053	244
*	Cavco Industries Inc.	584	241
	Steven Madden Ltd.	5,067	229
	Penske Automotive Group Inc.	1,327	226
*	Brinker International Inc.	3,086	221
*	Sweetgreen Inc. Class A	7,004	221
	Travel & Leisure Co.	4,879	216
*	SkyWest Inc.	2,753	213
*	Cinemark Holdings Inc.	7,736	212
*	Adtalem Global Education Inc.	2,778	210
	Newell Brands Inc.	29,563	210
	Wendy's Co.	12,373	209
	LCI Industries	1,745	206
	Red Rock Resorts Inc. Class A	3,541	206
*	Penn Entertainment Inc.	10,935	204
*	Hilton Grand Vacations Inc.	5,226	202
*	Dutch Bros Inc. Class A	6,497	201
*	Visteon Corp.	1,957	198
*	ACV Auctions Inc. Class A	10,468	196
	Century Communities Inc.	1,944	195
	Advance Auto Parts Inc.	4,287	194
	News Corp. Class B	6,498	191
	Columbia Sportswear Co.	2,358	190
	Graham Holdings Co. Class B	234	186
	Foot Locker Inc.	5,807	181
	International Game Technology plc	8,081	181
*	Goodyear Tire & Rubber Co.	20,354	180
	Marriott Vacations Worldwide Corp.	2,434	180
	Carter's Inc.	2,681	177
	HNI Corp.	3,246	175
	Acushnet Holdings Corp.	2,601	174
*	Green Brick Partners Inc.	2,213	174
	TEGNA Inc.	12,527	174
*	Liberty Media Corp.-Liberty SiriusXM Class A	7,037	168
	Inter Parfums Inc.	1,297	167
*	Vista Outdoor Inc.	4,092	164
*	LGI Homes Inc.	1,512	163
*	Urban Outfitters Inc.	4,435	161
	Nordstrom Inc.	7,135	159
	PriceSmart Inc.	1,748	157
*	Hanesbrands Inc.	24,625	156
	MillerKnoll Inc.	5,223	154
	Phinia Inc.	3,215	154
	Kohl's Corp.	7,683	149
	Strategic Education Inc.	1,537	148
*	Adient plc	6,522	148
	Laureate Education Inc.	9,495	146
*	QuantumScape Corp.	25,034	145
	Cheesecake Factory Inc.	3,521	138
*	Birkenstock Holding plc	2,775	138
	PROG Holdings Inc.	2,939	137
*	Victoria's Secret & Co.	5,769	135
*	OPENLANE Inc.	7,638	132
*	Liberty Media Corp.-Liberty Live Class C	3,251	131
	Six Flags Entertainment Corp.	2,972	130
	La-Z-Boy Inc.	3,062	124
	Upbound Group Inc.	3,697	123
	Worthington Enterprises Inc.	2,684	123
*	Fox Factory Holding Corp.	3,016	122
*	Under Armour Inc. Class C	16,285	122
	Leggett & Platt Inc.	9,553	121
*	United Parks & Resorts Inc.	2,443	120
*	Knowles Corp.	6,463	119
*	Atlanta Braves Holdings Inc. Class C	2,778	119
	John Wiley & Sons Inc. Class A	2,432	118
	Winnebago Industries Inc.	1,983	118
*	Amer Sports Inc.	8,581	117
*	Gentherm Inc.	2,294	116
5

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Madison Square Garden Entertainment Corp.	2,710	114
	OneSpaWorld Holdings Ltd.	7,078	112
*	TripAdvisor Inc.	7,669	111
*	JetBlue Airways Corp.	21,660	110
*	Central Garden & Pet Co.	2,769	109
	Papa John's International Inc.	2,298	109
*	Sonos Inc.	8,777	107
*	Peloton Interactive Inc. Class A	22,442	105
	Dana Inc.	9,098	103
	Perdoceo Education Corp.	4,446	100
*	Liberty Media Corp.-Liberty Live Class A	2,536	100
	Avis Budget Group Inc.	1,209	99
	Caleres Inc.	2,348	99
	Bloomin' Brands Inc.	5,584	98
*	Topgolf Callaway Brands Corp.	9,709	98
*	Life Time Group Holdings Inc.	4,168	98
*	PowerSchool Holdings Inc. Class A	4,270	97
	Lennar Corp. Class B	563	95
*	Sally Beauty Holdings Inc.	7,225	94
*	AMC Entertainment Holdings Inc. Class A	19,537	94
	Oxford Industries Inc.	1,072	93
	Steelcase Inc. Class A	6,429	91
*	Helen of Troy Ltd.	1,687	90
	Buckle Inc.	2,079	87
*	Under Armour Inc. Class A	11,029	85
*	Cars.com Inc.	4,677	83
*	Arlo Technologies Inc.	6,983	82
*	Sphere Entertainment Co.	1,766	82
*	Sabre Corp.	26,491	81
*	XPEL Inc.	1,878	81
*	G-III Apparel Group Ltd.	2,930	78
*	Hovnanian Enterprises Inc. Class A	362	78
	Wolverine World Wide Inc.	5,692	78
*	ODP Corp.	2,525	78
	Winmark Corp.	214	77
*	Coursera Inc.	9,422	76
*	Dave & Buster's Entertainment Inc.	2,383	75
	Monarch Casino & Resort Inc.	948	72
	Dillard's Inc. Class A	209	71
*	Everi Holdings Inc.	5,418	71
	Interface Inc.	3,745	71
*	QuinStreet Inc.	3,737	71
*	Vizio Holding Corp. Class A	6,344	71
*	Lions Gate Entertainment Corp. Class B	10,126	70
*	Dream Finders Homes Inc. Class A	2,095	70
*	Atlanta Braves Holdings Inc. Class A	1,516	69
	Krispy Kreme Inc.	5,999	68
*	Beazer Homes USA Inc.	2,142	67
	Camping World Holdings Inc. Class A	2,992	66
*	Hawaiian Holdings Inc.	3,813	66
*	Revolve Group Inc.	2,894	66
	Sonic Automotive Inc. Class A	1,051	66
	Jack in the Box Inc.	1,316	65
*	IMAX Corp.	3,088	65
	Cracker Barrel Old Country Store Inc.	1,558	62
*	Figs Inc. Class A	9,973	62
*	Udemy Inc.	7,127	60
*	Driven Brands Holdings Inc.	3,968	57
	Shoe Carnival Inc.	1,393	56
	Matthews International Corp. Class A	2,169	55
	Monro Inc.	2,043	55
*	National Vision Holdings Inc.	5,197	55
*	Gannett Co. Inc.	10,453	55
*	Integral Ad Science Holding Corp.	4,735	55
*	Malibu Boats Inc. Class A	1,483	54
[1]	Sirius XM Holdings Inc.	16,496	54
*	Liberty Media Corp.-Liberty Formula One Class A	768	54
*	Despegar.com Corp.	4,302	53
*	American Axle & Manufacturing Holdings Inc.	8,047	52
	Scholastic Corp.	1,580	50
6

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Sturm Ruger & Co. Inc.	1,188	50
*	Viad Corp.	1,450	50
[1]	Paramount Global Class A	2,262	50
*	Central Garden & Pet Co. Class A	1,423	49
*	Daily Journal Corp.	99	49
*	Universal Technical Institute Inc.	2,805	49
*	Portillo's Inc. Class A	3,985	49
	Rush Enterprises Inc. Class B	1,028	48
*	Rush Street Interactive Inc.	5,132	48
*	Stagwell Inc.	6,626	48
	Ethan Allen Interiors Inc.	1,506	47
*	Eastman Kodak Co.	8,721	46
	Standard Motor Products Inc.	1,431	46
	Smith & Wesson Brands Inc.	3,140	46
	Allegiant Travel Co.	1,072	45
*	MarineMax Inc.	1,432	45
*	Accel Entertainment Inc.	3,852	45
	A-Mark Precious Metals Inc.	1,154	45
*	Mister Car Wash Inc.	6,771	44
	Arhaus Inc.	3,606	44
*	Chuy's Holdings Inc.	1,161	43
	Golden Entertainment Inc.	1,325	43
*	BJ's Restaurants Inc.	1,316	40
*	Clear Channel Outdoor Holdings Inc.	26,649	40
*	Lions Gate Entertainment Corp. Class A	5,162	40
	Super Group SGHC Ltd.	11,582	40
*	Thryv Holdings Inc.	2,146	39
	Playtika Holding Corp.	5,103	39
*	Leslie's Inc.	12,617	38
	Dine Brands Global Inc.	1,160	37
*	Tilly's Inc. Class A	6,831	37
	Carriage Services Inc.	1,100	36
*	Bally's Corp.	2,084	36
*	First Watch Restaurant Group Inc.	2,157	36
*	PlayAGS Inc.	3,084	35
*	National CineMedia Inc.	5,010	35
*	Zumiez Inc.	1,223	34
*	Sun Country Airlines Holdings Inc.	3,091	34
*	Clean Energy Fuels Corp.	10,556	33
	Arko Corp.	5,043	32
*	Instructure Holdings Inc.	1,365	32
*	GigaCloud Technology Inc. Class A	1,646	32
	Gray Television Inc.	5,995	31
*	Beyond Inc.	3,146	31
	Sinclair Inc.	2,213	31
*	Liquidity Services Inc.	1,393	30
	Global Industrial Co.	894	30
*	Lincoln Educational Services Corp.	2,225	28
*	America's Car-Mart Inc.	427	26
	Marcus Corp.	1,834	26
*	Stoneridge Inc.	1,831	26
*	Kura Sushi USA Inc. Class A	395	26
	Build-A-Bear Workshop Inc.	765	26
*	Hertz Global Holdings Inc.	8,596	26
	RCI Hospitality Holdings Inc.	554	25
	Haverty Furniture Cos. Inc.	893	24
*	Corsair Gaming Inc.	3,377	24
*	Boston Omaha Corp. Class A	1,587	23
*	Denny's Corp.	3,480	23
*	El Pollo Loco Holdings Inc.	1,665	23
*	Stitch Fix Inc. Class A	6,173	23
*	Genesco Inc.	731	22
	Movado Group Inc.	932	22
*	Sleep Number Corp.	1,417	22
*	AMC Networks Inc. Class A	2,202	22
*	Legacy Housing Corp.	798	22
*,1	Luminar Technologies Inc.	21,446	22
*	Funko Inc. Class A	2,050	21
*	Lovesac Co.	911	21
*	MasterCraft Boat Holdings Inc.	1,121	21
7

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Turtle Beach Corp.	1,352	21
*	OneWater Marine Inc. Class A	854	21
*	Lindblad Expeditions Holdings Inc.	2,047	20
	Rocky Brands Inc.	616	20
*	Xponential Fitness Inc. Class A	1,539	20
*	Lands' End Inc.	1,202	19
[1]	Spirit Airlines Inc.	7,418	19
	Aaron's Co. Inc.	1,892	19
*	American Public Education Inc.	1,092	18
	Hamilton Beach Brands Holding Co. Class A	607	18
*	RealReal Inc.	6,910	18
*	BARK Inc.	10,652	18
*	Chegg Inc.	7,864	17
	Designer Brands Inc. Class A	2,614	17
	Cricut Inc. Class A	2,993	17
*	Landsea Homes Corp.	1,466	17
*	Cooper-Standard Holdings Inc.	1,054	16
*	Petco Health & Wellness Co. Inc.	4,881	16
*	Latham Group Inc.	2,536	16
*	Outbrain Inc.	3,144	16
	Johnson Outdoors Inc. Class A	413	15
*	Inspired Entertainment Inc.	1,641	15
*	European Wax Center Inc. Class A	2,107	15
*	Savers Value Village Inc.	1,713	15
	Flexsteel Industries Inc.	329	14
*	iRobot Corp.	1,869	14
*	Gambling.com Group Ltd.	1,396	14
*	Cardlytics Inc.	3,371	13
*	1-800-Flowers.com Inc. Class A	1,608	13
*	Potbelly Corp.	1,596	13
	Superior Group of Cos. Inc.	911	13
*	Blink Charging Co.	6,820	13
*	Tile Shop Holdings Inc.	1,892	12
	Nathan's Famous Inc.	158	12
*	Holley Inc.	3,560	12
*	GoPro Inc. Class A	8,192	11
	J Jill Inc.	326	11
*	AMMO Inc.	6,813	11
*	JAKKS Pacific Inc.	432	11
*	Traeger Inc.	3,150	11
*	LiveOne Inc.	6,192	11
*	Wheels Up Experience Inc.	6,346	11
	Virco Mfg. Corp.	725	11
	Entravision Communications Corp. Class A	4,758	10
	Weyco Group Inc.	309	10
*	iHeartMedia Inc. Class A	6,426	10
	Clarus Corp.	2,124	9
	Hooker Furnishings Corp.	597	9
*	EW Scripps Co. Class A	4,477	9
*	Vera Bradley Inc.	1,521	9
*	Destination XL Group Inc.	3,357	9
*	Full House Resorts Inc.	1,743	9
*	Livewire Group Inc.	1,406	9
*	Citi Trends Inc.	587	8
	Escalade Inc.	574	8
	Lifetime Brands Inc.	1,141	8
	Emerald Holding Inc.	1,517	8
*	Frontier Group Holdings Inc.	2,210	8
*	Reservoir Media Inc.	1,024	8
*	Playstudios Inc.	5,032	8
*	SES AI Corp.	7,730	8
*	Biglari Holdings Inc. Class B	37	7
	Marine Products Corp.	786	7
	Townsquare Media Inc. Class A	703	7
*	ONE Group Hospitality Inc.	1,914	7
*,1	Canoo Inc.	4,739	7
*	Purple Innovation Inc.	5,388	6
*	Mondee Holdings Inc.	2,844	6
*	ThredUP Inc. Class A	5,564	5
*	Torrid Holdings Inc.	617	4
8

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Nerdy Inc.	3,366	4
*	RumbleON Inc. Class B	200	1
*	Webtoon Entertainment Inc.	95	1
			533,032
Consumer Staples (4.4%)
	Procter & Gamble Co.	169,856	29,137
	Coca-Cola Co.	278,823	20,206
	PepsiCo Inc.	98,993	17,114
	Philip Morris International Inc.	112,306	13,846
	Mondelez International Inc. Class A	96,362	6,920
	Altria Group Inc.	123,975	6,666
	Colgate-Palmolive Co.	58,303	6,209
	McKesson Corp.	9,475	5,316
	CVS Health Corp.	90,981	5,208
	Kimberly-Clark Corp.	24,407	3,531
	Kenvue Inc.	138,014	3,029
	General Mills Inc.	40,873	2,955
	Corteva Inc.	50,639	2,902
	Cencora Inc.	12,111	2,901
	Keurig Dr Pepper Inc.	77,082	2,822
	Constellation Brands Inc. Class A	11,604	2,793
	Sysco Corp.	35,767	2,789
*	Monster Beverage Corp.	55,493	2,615
	Kroger Co.	48,114	2,560
	Kraft Heinz Co.	64,125	2,272
	Archer-Daniels-Midland Co.	35,654	2,175
	Hershey Co.	10,697	2,065
	Church & Dwight Co. Inc.	17,524	1,785
	Kellanova	19,386	1,563
	McCormick & Co. Inc.	18,104	1,449
	Clorox Co.	9,062	1,435
	Tyson Foods Inc. Class A	20,491	1,318
	Conagra Brands Inc.	35,166	1,097
	Bunge Global SA	10,071	1,021
*	US Foods Holding Corp.	16,928	1,002
	Casey's General Stores Inc.	2,703	979
	J M Smucker Co.	7,404	849
*	Performance Food Group Co.	10,910	814
*	Sprouts Farmers Market Inc.	7,343	764
	Molson Coors Beverage Co. Class B	13,244	715
	Hormel Foods Corp.	20,977	683
	Campbell Soup Co.	13,639	678
	Lamb Weston Holdings Inc.	10,211	632
	Ingredion Inc.	4,678	628
	Albertsons Cos. Inc. Class A	29,908	587
	Coca-Cola Consolidated Inc.	418	561
	Brown-Forman Corp. Class B	11,846	540
*	BellRing Brands Inc.	9,241	517
*	Celsius Holdings Inc.	12,489	475
*	Darling Ingredients Inc.	11,357	474
	Walgreens Boots Alliance Inc.	50,826	470
*	Freshpet Inc.	3,292	448
*	Post Holdings Inc.	3,483	403
	Flowers Foods Inc.	13,502	314
	Primo Water Corp.	11,259	249
	WD-40 Co.	942	248
	Lancaster Colony Corp.	1,395	238
	Cal-Maine Foods Inc.	2,904	209
*	Simply Good Foods Co.	6,447	204
	Spectrum Brands Holdings Inc.	2,122	200
	J & J Snack Foods Corp.	1,103	188
	Brown-Forman Corp. Class A	3,864	177
*	Boston Beer Co. Inc. Class A	641	174
	Energizer Holdings Inc.	5,110	166
	Vector Group Ltd.	10,614	159
*	TreeHouse Foods Inc.	3,478	143
	Edgewell Personal Care Co.	3,417	137
*	Pilgrim's Pride Corp.	2,893	135
*	Grocery Outlet Holding Corp.	6,898	131
9

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Reynolds Consumer Products Inc.	3,876	122
	Andersons Inc.	2,254	115
*	Chefs' Warehouse Inc.	2,394	103
	MGP Ingredients Inc.	999	89
	Universal Corp.	1,596	87
	Dole plc	5,224	84
	WK Kellogg Co.	4,810	83
	Weis Markets Inc.	1,189	80
	Utz Brands Inc.	4,568	77
	Ingles Markets Inc. Class A	1,022	76
	National Beverage Corp.	1,635	74
	Fresh Del Monte Produce Inc.	2,472	72
*	Vital Farms Inc.	2,295	72
*	Vita Coco Co. Inc.	2,655	69
*	United Natural Foods Inc.	4,462	68
	John B Sanfilippo & Son Inc.	612	58
	Seaboard Corp.	18	56
*	Herbalife Ltd.	6,785	55
	Turning Point Brands Inc.	1,348	53
	SpartanNash Co.	2,338	52
*	Hain Celestial Group Inc.	6,327	51
	B&G Foods Inc.	5,124	43
*	SunOpta Inc.	6,889	40
*	USANA Health Sciences Inc.	790	32
	ACCO Brands Corp.	5,861	32
*	Mission Produce Inc.	2,756	30
	Nu Skin Enterprises Inc. Class A	3,132	28
	Limoneira Co.	1,084	27
*	Honest Co. Inc.	5,681	27
	Calavo Growers Inc.	1,120	26
*	Duckhorn Portfolio Inc.	4,125	26
*,1	Beyond Meat Inc.	3,829	23
	Oil-Dri Corp. of America	301	21
*	Westrock Coffee Co.	2,680	21
*	Seneca Foods Corp. Class A	320	19
*	Brookfield Realty Capital Corp. Class A	4,004	18
*	Mama's Creations Inc.	2,288	18
*	Olaplex Holdings Inc.	8,126	17
	Natural Grocers by Vitamin Cottage Inc.	575	15
	Village Super Market Inc. Class A	470	15
	Medifast Inc.	693	13
*	LifeMD Inc.	2,466	13
	Alico Inc.	381	11
*	HF Foods Group Inc.	2,849	10
*	Veru Inc.	12,626	10
*	Beauty Health Co.	5,520	10
*	Nature's Sunshine Products Inc.	687	9
*	GrowGeneration Corp.	4,609	9
*	Waldencast plc Class A	2,485	8
*,1	Forafric Global plc	599	7
*	Cibus Inc.	1,066	7
			173,171
Energy (3.8%)
	Exxon Mobil Corp.	323,357	38,137
	Chevron Corp.	124,041	18,352
	ConocoPhillips	84,298	9,592
	EOG Resources Inc.	41,547	5,352
	Schlumberger NV	103,132	4,537
	Marathon Petroleum Corp.	25,473	4,512
	Phillips 66	30,535	4,284
	Williams Cos. Inc.	87,540	4,007
	ONEOK Inc.	42,022	3,881
	Valero Energy Corp.	23,602	3,463
	Cheniere Energy Inc.	16,563	3,068
	Kinder Morgan Inc.	139,728	3,014
	Hess Corp.	20,206	2,790
	Occidental Petroleum Corp.	48,396	2,758
	Baker Hughes Co.	72,518	2,550
	Diamondback Energy Inc.	12,828	2,503
10

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Targa Resources Corp.	15,917	2,338
	Devon Energy Corp.	45,454	2,035
	Halliburton Co.	64,532	2,006
*	First Solar Inc.	7,664	1,743
	EQT Corp.	42,157	1,413
	Coterra Energy Inc.	54,327	1,322
	Texas Pacific Land Corp.	1,364	1,185
	Marathon Oil Corp.	40,881	1,171
*	Enphase Energy Inc.	9,558	1,157
	TechnipFMC plc	31,954	858
	Ovintiv Inc. (XNYS)	19,211	823
	APA Corp.	25,929	739
	Chesapeake Energy Corp.	9,422	702
	Permian resources Corp.	46,839	667
	Chord Energy Corp.	4,435	658
	DTE Midstream LLC	7,234	569
	HF Sinclair Corp.	11,568	568
*	Antero Resources Corp.	20,564	555
	Weatherford International plc	5,148	540
	Range Resources Corp.	16,753	501
*	Southwestern Energy Co.	78,305	500
	NOV Inc.	28,030	498
	Matador Resources Co.	8,333	473
	Civitas Resources Inc.	7,092	435
	Murphy Oil Corp.	11,302	421
	ChampionX Corp.	13,408	417
	SM Energy Co.	8,037	367
	Antero Midstream Corp.	24,502	364
	Noble Corp. plc	9,337	356
*	NEXTracker Inc. Class A	8,201	334
	Magnolia Oil & Gas Corp. Class A	12,182	312
	Arcosa Inc.	3,393	310
	Viper Energy Inc.	6,484	309
*	Tidewater Inc.	3,428	304
*	CNX Resources Corp.	10,496	290
	Cactus Inc. Class A	4,688	279
	Northern Oil & Gas Inc.	7,011	279
*	Valaris Ltd.	4,414	270
	Patterson-UTI Energy Inc.	28,184	260
	California Resources Corp.	4,806	252
	PBF Energy Inc. Class A	7,317	249
*	Transocean Ltd. (XNYS)	51,435	244
	Golar LNG Ltd.	7,109	237
	Liberty Energy Inc.	11,239	231
	Warrior Met Coal Inc.	3,705	227
*	Seadrill Ltd.	5,240	226
	Helmerich & Payne Inc.	6,727	220
	Archrock Inc.	10,820	219
	Peabody Energy Corp.	9,026	211
	CONSOL Energy Inc.	2,051	210
*	Oceaneering International Inc.	7,230	195
	Alpha Metallurgical Resources Inc.	774	185
	Arch Resources Inc.	1,226	167
*	Kosmos Energy Ltd.	32,888	160
*	Expro Group Holdings NV	6,871	136
	Crescent Energy Co. Class A	11,296	135
*	Gulfport Energy Corp.	906	131
	Sitio Royalties Corp. Class A	5,899	131
*	Talos Energy Inc.	10,553	121
	World Kinect Corp.	4,203	121
*	Helix Energy Solutions Group Inc.	10,409	117
	Kinetik Holdings Inc.	2,617	116
*	Bristow Group Inc.	2,658	106
*	Borr Drilling Ltd.	17,277	105
	Atlas Energy Solutions Inc.	4,773	101
*	Diamond Offshore Drilling Inc.	6,904	99
*	DNOW Inc.	7,554	98
	Delek US Holdings Inc.	4,399	90
*	Par Pacific Holdings Inc.	3,857	87
*	Plug Power Inc.	44,362	83
11

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Fluence Energy Inc.	4,435	81
*	MRC Global Inc.	5,965	78
	Select Water Solutions Inc.	6,394	74
*	Array Technologies Inc.	11,029	74
*	Vital Energy Inc.	2,015	72
	Core Laboratories Inc.	3,465	68
*	Ameresco Inc. Class A	2,173	66
	Comstock Resources Inc.	6,156	65
*	Green Plains Inc.	4,516	64
*	Shoals Technologies Group Inc. Class A	11,840	64
	CVR Energy Inc.	2,427	62
*,1	Sable Offshore Corp.	3,561	60
	New Fortress Energy Inc.	4,604	57
*	ProPetro Holding Corp.	6,740	54
*	Newpark Resources Inc.	6,159	51
	SunCoke Energy Inc.	5,545	50
*	ChargePoint Holdings Inc.	25,967	49
*	American Superconductor Corp.	2,385	48
*	REX American Resources Corp.	1,037	47
*	Nabors Industries Ltd. (XNYS)	622	47
	VAALCO Energy Inc.	7,002	46
	Granite Ridge Resources Inc.	7,203	46
	Vitesse Energy Inc.	1,609	42
[1]	Diversified Energy Co. plc	3,357	41
*	Centrus Energy Corp. Class A	993	39
	RPC Inc.	6,050	39
	Kodiak Gas Services Inc.	1,394	39
	Berry Corp.	6,164	38
*	NextDecade Corp.	8,154	38
*	Dril-Quip Inc.	2,296	37
*	EVgo Inc.	6,999	32
	SandRidge Energy Inc.	2,266	30
	NACCO Industries Inc. Class A	943	26
	Solaris Oilfield Infrastructure Inc. Class A	1,951	25
*	TETRA Technologies Inc.	7,987	25
	Riley Exploration Permian Inc.	891	25
*	Oil States International Inc.	4,101	22
[1]	HighPeak Energy Inc.	1,303	21
*	Montauk Renewables Inc.	4,337	20
*	Matrix Service Co.	1,843	18
*	SEACOR Marine Holdings Inc.	1,488	17
	Ramaco Resources Inc. Class A	1,418	17
*	Amplify Energy Corp.	2,289	16
*	Natural Gas Services Group Inc.	739	16
*	Ring Energy Inc.	8,850	16
*	DMC Global Inc.	1,215	15
	W&T Offshore Inc.	5,569	13
*	FuelCell Energy Inc.	31,959	13
*	Solid Power Inc.	9,314	13
	Ranger Energy Services Inc.	935	12
*	ProFrac Holding Corp. Class A	1,689	12
*	Geospace Technologies Corp.	1,026	11
*	TPI Composites Inc.	2,617	11
	Evolution Petroleum Corp.	1,919	10
*	Hallador Energy Co.	1,420	10
*	Forum Energy Technologies Inc.	602	10
*	Freyr Battery Inc.	8,038	10
*	PrimeEnergy Resources Corp.	70	9
*	Aemetis Inc.	3,216	8
*	Energy Vault Holdings Inc.	6,885	7
*	Empire Petroleum Corp.	1,048	6
	Ramaco Resources Inc. Class B	551	6
*	Mammoth Energy Services Inc.	1,431	5
*	Stem Inc.	9,025	5
			148,286
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	131,892	62,770
	JPMorgan Chase & Co.	206,645	46,454
	Bank of America Corp.	489,125	19,932
12

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Wells Fargo & Co.	252,664	14,773
	Goldman Sachs Group Inc.	22,720	11,593
	S&P Global Inc.	22,511	11,554
	Progressive Corp.	42,137	10,627
	BlackRock Inc.	10,649	9,603
	Morgan Stanley	83,718	8,674
	Citigroup Inc.	138,420	8,671
	Chubb Ltd.	29,124	8,276
	Marsh & McLennan Cos. Inc.	35,340	8,040
	Blackstone Inc.	51,596	7,345
	Charles Schwab Corp.	107,614	7,006
	Intercontinental Exchange Inc.	40,873	6,603
	KKR & Co. Inc.	48,745	6,033
	CME Group Inc.	25,967	5,602
	Moody's Corp.	11,379	5,550
	US Bancorp	113,213	5,347
	PNC Financial Services Group Inc.	28,831	5,336
	Aon plc Class A (XNYS)	14,139	4,860
	Arthur J Gallagher & Co.	15,601	4,564
	Aflac Inc.	41,131	4,539
	Apollo Global Management Inc.	37,597	4,351
	Truist Financial Corp.	97,619	4,340
	American International Group Inc.	48,847	3,764
	Travelers Cos. Inc.	16,490	3,761
	Bank of New York Mellon Corp.	54,161	3,695
	Allstate Corp.	19,035	3,596
*	NU Holdings Ltd. Class A	228,767	3,425
	MetLife Inc.	42,997	3,331
	Ameriprise Financial Inc.	7,241	3,254
	MSCI Inc.	5,557	3,226
	Prudential Financial Inc.	25,906	3,139
*	Arch Capital Group Ltd.	26,125	2,954
*	Coinbase Global Inc. Class A	14,181	2,600
	Discover Financial Services	18,143	2,517
	Hartford Financial Services Group Inc.	21,557	2,503
	Willis Towers Watson plc	7,416	2,166
	Nasdaq Inc.	29,897	2,155
	Fifth Third Bancorp	50,274	2,146
	M&T Bank Corp.	11,908	2,049
	Ares Management Corp. Class A	13,033	1,908
	State Street Corp.	21,718	1,892
	Broadridge Financial Solutions Inc.	8,576	1,825
	Brown & Brown Inc.	17,234	1,812
	First Citizens BancShares Inc. Class A	869	1,765
	T Rowe Price Group Inc.	16,105	1,708
	Raymond James Financial Inc.	13,820	1,652
	Huntington Bancshares Inc.	107,098	1,603
	Cboe Global Markets Inc.	7,652	1,572
	Regions Financial Corp.	65,684	1,538
	Cincinnati Financial Corp.	10,969	1,503
*	Markel Group Inc.	934	1,495
	Principal Financial Group Inc.	17,382	1,415
	Citizens Financial Group Inc.	32,822	1,413
	Northern Trust Corp.	14,928	1,362
	W R Berkley Corp.	22,523	1,345
	LPL Financial Holdings Inc.	5,410	1,214
	Everest Group Ltd.	3,081	1,208
	FactSet Research Systems Inc.	2,721	1,151
	KeyCorp	66,446	1,134
	Fidelity National Financial Inc.	19,068	1,124
	Loews Corp.	12,942	1,060
	Reinsurance Group of America Inc.	4,698	1,037
	Tradeweb Markets Inc. Class A	8,475	1,002
	Equitable Holdings Inc.	23,370	994
*	Robinhood Markets Inc. Class A	48,184	969
	Interactive Brokers Group Inc. Class A	7,413	955
	RenaissanceRe Holdings Ltd.	3,706	944
	Ally Financial Inc.	19,565	845
	East West Bancorp Inc.	9,938	835
	Jefferies Financial Group Inc.	13,711	822
13

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Kinsale Capital Group Inc.	1,570	771
	Unum Group	13,720	761
	Assurant Inc.	3,823	751
	Annaly Capital Management Inc.	36,526	736
	Globe Life Inc.	6,586	692
	First Horizon Corp.	41,448	688
	American Financial Group Inc.	5,107	682
	Stifel Financial Corp.	7,385	651
	Primerica Inc.	2,451	645
	MarketAxess Holdings Inc.	2,643	641
	Old Republic International Corp.	17,798	638
	Western Alliance Bancorp	7,805	638
	Evercore Inc. Class A	2,555	628
	Morningstar Inc.	1,999	627
	Blue Owl Capital Inc.	35,558	627
	Carlyle Group Inc.	15,526	623
*	SoFi Technologies Inc.	73,159	585
	Houlihan Lokey Inc.	3,673	575
	Webster Financial Corp.	12,117	575
	Comerica Inc.	9,696	554
	Commerce Bancshares Inc.	8,632	552
	Corebridge Financial Inc.	18,109	535
	Pinnacle Financial Partners Inc.	5,361	534
	Synovus Financial Corp.	11,568	534
	XP Inc. Class A	28,957	533
	SouthState Corp.	5,364	521
	Popular Inc.	5,066	519
	Zions Bancorp NA	10,344	513
	Voya Financial Inc.	7,192	509
	AGNC Investment Corp.	49,876	509
	Wintrust Financial Corp.	4,660	507
	Jackson Financial Inc. Class A	5,484	493
	First American Financial Corp.	7,685	490
	SEI Investments Co.	7,157	484
	MGIC Investment Corp.	18,916	481
	Essent Group Ltd.	7,425	477
	Cullen/Frost Bankers Inc.	4,210	472
	Ryan Specialty Holdings Inc.	7,266	470
	Prosperity Bancshares Inc.	6,352	467
*	Mr Cooper Group Inc.	4,876	457
	Columbia Banking System Inc.	18,083	455
	RLI Corp.	2,949	454
	Invesco Ltd.	26,097	446
	Old National Bancorp	22,350	444
	Starwood Property Trust Inc.	21,214	442
	Axis Capital Holdings Ltd.	5,521	441
	Cadence Bank	12,974	419
	Rithm Capital Corp.	34,746	415
	Hamilton Lane Inc. Class A	2,704	413
	Franklin Resources Inc.	20,269	410
	Affiliated Managers Group Inc.	2,264	394
	OneMain Holdings Inc.	7,963	393
	Lazard Inc.	7,795	391
	Selective Insurance Group Inc.	4,292	390
	Glacier Bancorp Inc.	8,171	386
	Lincoln National Corp.	11,994	385
	Radian Group Inc.	10,619	384
	FNB Corp.	25,066	375
	SLM Corp.	16,866	372
	Hanover Insurance Group Inc.	2,523	371
	White Mountains Insurance Group Ltd.	199	367
	Home BancShares Inc.	13,120	365
	United Bankshares Inc.	9,332	363
	Janus Henderson Group plc	9,157	344
	Piper Sandler Cos.	1,223	334
	FirstCash Holdings Inc.	2,779	334
	First Financial Bankshares Inc.	9,104	333
	Moelis & Co. Class A	4,993	333
	Hancock Whitney Corp.	6,165	331
	Bank OZK	7,535	327
14

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	UMB Financial Corp.	3,148	326
*	Marathon Digital Holdings Inc.	19,243	321
	Assured Guaranty Ltd.	3,755	301
	TPG Inc.	5,955	300
	ServisFirst Bancshares Inc.	3,607	292
*	Enstar Group Ltd.	894	291
	Ameris Bancorp	4,591	283
	Kemper Corp.	4,343	271
	Valley National Bancorp	30,772	267
*	Axos Financial Inc.	3,827	266
	CNO Financial Group Inc.	7,562	264
	BGC Group Inc. Class A	26,499	262
	United Community Banks Inc.	8,487	259
*	Oscar Health Inc. Class A	13,681	250
	Atlantic Union Bankshares Corp.	6,189	246
	First BanCorp (XNYS)	11,453	245
	International Bancshares Corp.	3,874	245
*	Clearwater Analytics Holdings Inc. Class A	9,877	245
	Associated Banc-Corp.	10,681	244
	Walker & Dunlop Inc.	2,271	243
	Fulton Financial Corp.	12,525	242
	Community Financial System Inc.	3,782	231
	Blackstone Mortgage Trust Inc. Class A	12,479	230
	Eastern Bankshares Inc.	13,569	230
*	NMI Holdings Inc.	5,516	227
	WSFS Financial Corp.	4,133	226
*	Upstart Holdings Inc.	5,263	224
	First Hawaiian Inc.	9,130	222
*	Texas Capital Bancshares Inc.	3,239	218
*	Baldwin Insurance Group Inc.	4,655	218
*	Genworth Financial Inc.	30,816	215
	Cathay General Bancorp	4,833	213
*	Credit Acceptance Corp.	448	209
	BankUnited Inc.	5,312	204
	PJT Partners Inc. Class A	1,644	203
*	Brighthouse Financial Inc.	4,386	201
	StepStone Group Inc. Class A	3,679	201
	PennyMac Financial Services Inc.	1,840	199
	New York Community Bancorp Inc.	18,012	195
	Simmons First National Corp. Class A	9,028	193
*	Rocket Cos. Inc. Class A	9,804	193
	Burford Capital Ltd.	14,172	191
	Independent Bank Corp. (XNGS)	2,968	188
*	Bancorp Inc.	3,560	187
	Artisan Partners Asset Management Inc. Class A	4,437	185
	Bank of Hawaii Corp.	2,754	183
	Cohen & Steers Inc.	2,006	179
	Park National Corp.	1,020	179
[1]	Arbor Realty Trust Inc.	12,994	177
	First Interstate BancSystem Inc. Class A	5,702	177
*	Palomar Holdings Inc.	1,785	177
	Virtu Financial Inc. Class A	5,717	176
	CVB Financial Corp.	9,518	175
	Pacific Premier Bancorp Inc.	6,825	175
	First Financial Bancorp	6,479	172
	Provident Financial Services Inc.	8,901	170
	WaFd Inc.	4,623	170
	BOK Financial Corp.	1,608	169
	Towne Bank	4,856	168
	Seacoast Banking Corp. of Florida	6,108	167
	Heartland Financial USA Inc.	2,959	165
	NBT Bancorp Inc.	3,284	161
	First Merchants Corp.	4,106	160
*	StoneX Group Inc.	1,932	160
	Victory Capital Holdings Inc. Class A	2,903	158
*	Enova International Inc.	1,819	156
	BancFirst Corp.	1,428	152
	Stewart Information Services Corp.	1,992	147
	Banner Corp.	2,452	146
	OFG Bancorp	3,153	145
15

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Riot Platforms Inc.	19,127	144
	Independent Bank Group Inc.	2,446	142
	Enterprise Financial Services Corp.	2,640	140
*	Goosehead Insurance Inc. Class A	1,655	140
	Banc of California Inc.	9,688	138
	Trustmark Corp.	4,156	138
	Renasant Corp.	3,921	137
	Federal Agricultural Mortgage Corp. Class C	665	131
*	Triumph Financial Inc.	1,561	131
	WesBanco Inc.	4,072	131
	Pathward Financial Inc.	1,884	130
	First Commonwealth Financial Corp.	7,433	128
	Northwest Bancshares Inc.	9,094	126
	Lakeland Financial Corp.	1,834	125
	City Holding Co.	1,047	124
	FB Financial Corp.	2,551	123
	Mercury General Corp.	1,843	122
	Bank of NT Butterfield & Son Ltd.	3,161	121
	Nelnet Inc. Class A	1,038	120
	National Bank Holdings Corp. Class A	2,717	119
	First Bancorp/Southern Pines NC	2,766	118
	Stock Yards Bancorp Inc.	1,850	112
	S&T Bancorp Inc.	2,574	111
*	Customers Bancorp Inc.	2,122	110
	Live Oak Bancshares Inc.	2,544	109
	Hilltop Holdings Inc.	3,282	108
	Apollo Commercial Real Estate Finance Inc.	10,056	107
*	Skyward Specialty Insurance Group Inc.	2,610	107
*	Trupanion Inc.	2,318	106
	TriCo Bancshares	2,300	105
*	SiriusPoint Ltd.	6,955	104
	Hope Bancorp Inc.	7,948	102
	Compass Diversified Holdings	4,599	102
	Two Harbors Investment Corp.	7,231	102
	First Busey Corp.	3,705	100
	Horace Mann Educators Corp.	2,816	100
	Ladder Capital Corp.	8,100	100
	Ready Capital Corp.	11,659	97
	Virtus Investment Partners Inc.	457	97
	WisdomTree Inc.	9,555	97
	Nicolet Bankshares Inc.	977	96
	Navient Corp.	5,637	95
	Safety Insurance Group Inc.	1,078	95
	Sandy Spring Bancorp Inc.	3,028	95
	Stellar Bancorp Inc.	3,387	92
	Veritex Holdings Inc.	3,618	91
	Westamerica BanCorp	1,756	91
	MFA Financial Inc. REIT	7,257	91
	Chimera Investment Corp.	5,823	90
*	LendingClub Corp.	7,291	89
	QCR Holdings Inc.	1,113	86
	Orrstown Financial Services Inc.	2,366	85
	Employers Holdings Inc.	1,752	84
	PennyMac Mortgage Investment Trust	5,883	84
	CNA Financial Corp.	1,596	83
	1st Source Corp.	1,355	83
	Berkshire Hills Bancorp Inc.	2,960	82
	Franklin BSP Realty Trust Inc. REIT	5,928	81
	Cannae Holdings Inc.	3,989	80
	Ellington Financial Inc.	6,029	79
	German American Bancorp Inc.	1,938	78
*	Encore Capital Group Inc.	1,541	77
	Preferred Bank	898	74
	Peoples Bancorp Inc.	2,292	73
*,1	Lemonade Inc.	3,882	72
	Perella Weinberg Partners	3,704	72
	Redwood Trust Inc.	9,320	71
	First Bancshares Inc.	2,050	70
	OceanFirst Financial Corp.	3,921	70
	Southside Bancshares Inc.	2,021	69
16

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	ARMOUR Residential REIT Inc.	3,351	69
	Enact Holdings Inc.	1,914	68
	Origin Bancorp Inc.	1,976	66
	UWM Holdings Corp.	7,026	66
	AMERISAFE Inc.	1,294	65
	Brookline Bancorp Inc.	6,352	65
	Burke & Herbert Financial Services Corp.	960	64
*	PRA Group Inc.	2,693	63
	Fidelis Insurance Holdings Ltd.	3,408	63
	Bank First Corp.	655	62
	First Mid Bancshares Inc.	1,510	61
	Dime Community Bancshares Inc.	2,343	61
	Banco Latinoamericano de Comercio Exterior SA Class E	1,901	60
	Premier Financial Corp.	2,385	60
	Dynex Capital Inc.	4,688	59
	HCI Group Inc.	612	59
	F&G Annuities & Life Inc.	1,281	59
	ConnectOne Bancorp Inc.	2,339	58
	Old Second Bancorp Inc.	3,402	58
	Univest Financial Corp.	2,049	58
	Byline Bancorp Inc.	2,041	57
*	CrossFirst Bankshares Inc.	3,276	57
	Heritage Financial Corp.	2,471	56
*	Assetmark Financial Holdings Inc.	1,571	55
	Community Trust Bancorp Inc.	1,082	55
	Merchants Bancorp	1,190	55
	Brightspire Capital Inc.	9,028	54
	First Community Bankshares Inc.	1,205	53
	Capitol Federal Financial Inc.	8,703	52
	Mercantile Bank Corp.	1,124	52
	Tompkins Financial Corp.	846	52
*	NB Bancorp Inc.	2,731	52
	Horizon Bancorp Inc.	3,118	50
	Chicago Atlantic Real Estate Finance Inc.	3,121	50
	Independent Bank Corp.	1,446	49
	TFS Financial Corp.	3,581	49
	Central Pacific Financial Corp.	1,744	48
	Eagle Bancorp Inc.	2,201	48
	KKR Real Estate Finance Trust Inc.	4,048	48
	Claros Mortgage Trust Inc.	5,963	48
	Amerant Bancorp Inc.	2,133	47
	Equity Bancshares Inc. Class A	1,136	46
*	ProAssurance Corp.	3,457	46
	Metrocity Bankshares Inc.	1,476	45
	TrustCo Bank Corp. NY	1,288	45
	HomeTrust Bancshares Inc.	1,220	44
	Washington Trust Bancorp Inc.	1,350	44
	Patria Investments Ltd. Class A	3,815	44
	Brightsphere Investment Group Inc.	1,762	43
*	Coastal Financial Corp.	801	43
	Brookfield Business Corp. Class A	1,883	43
	Camden National Corp.	1,040	42
	Hanmi Financial Corp.	2,136	42
	Amalgamated Financial Corp.	1,283	42
	Arrow Financial Corp.	1,330	41
	Business First Bancshares Inc.	1,666	41
*	LendingTree Inc.	711	41
	New York Mortgage Trust Inc.	6,157	41
*	NI Holdings Inc.	2,594	40
	First Financial Corp.	883	39
	Heritage Commerce Corp.	3,873	39
	Peapack-Gladstone Financial Corp.	1,353	39
	Universal Insurance Holdings Inc.	1,810	39
	Great Southern Bancorp Inc.	641	38
	SmartFinancial Inc.	1,316	38
*	Open Lending Corp.	6,603	38
	HarborOne Bancorp Inc.	2,781	37
	Midland States Bancorp Inc.	1,640	37
	Republic Bancorp Inc. Class A	571	36
	Southern Missouri Bancorp Inc.	619	36
17

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Farmers National Banc Corp.	2,219	35
	Hingham Institution for Savings	135	35
	Peoples Financial Services Corp.	733	35
	Five Star Bancorp	1,207	35
	Bar Harbor Bankshares	1,058	34
*	Columbia Financial Inc.	1,926	34
	Northfield Bancorp Inc.	2,767	34
	TPG RE Finance Trust Inc.	3,796	34
*	Ambac Financial Group Inc.	2,808	33
	Capital City Bank Group Inc.	954	33
*	Metropolitan Bank Holding Corp.	631	33
*	Selectquote Inc.	8,026	33
	CNB Financial Corp.	1,305	32
	Northeast Bank	457	32
*	World Acceptance Corp.	274	32
	Diamond Hill Investment Group Inc.	198	31
	United Fire Group Inc.	1,498	31
	GCM Grosvenor Inc. Class A	2,814	31
	Invesco Mortgage Capital Inc. REIT	3,563	31
	MidWestOne Financial Group Inc.	1,027	30
	Tiptree Inc.	1,513	30
	RBB Bancorp	1,256	29
	Alerus Financial Corp.	1,281	29
	Orchid Island Capital Inc.	3,535	29
	FS Bancorp Inc.	628	28
	Financial Institutions Inc.	1,084	28
	First Foundation Inc.	3,967	28
	Shore Bancshares Inc.	1,990	28
*	Hippo Holdings Inc.	1,402	28
	Kearny Financial Corp.	3,943	27
	Esquire Financial Holdings Inc.	443	27
	Mid Penn Bancorp Inc.	888	27
*	Carter Bankshares Inc.	1,543	27
*	California BanCorp	1,775	27
	Farmers & Merchants Bancorp Inc.	957	26
*	Heritage Insurance Holdings Inc.	1,604	26
	Investors Title Co.	115	26
	P10 Inc. Class A	2,574	26
*	Third Coast Bancshares Inc.	1,027	26
*	Root Inc. Class A	605	26
	First Bank	1,598	25
	Home Bancorp Inc.	569	25
*	Greenlight Capital Re Ltd. Class A	1,800	25
	South Plains Financial Inc.	706	25
	Community West Bancshares	1,215	25
	Citizens & Northern Corp.	1,172	24
	Flushing Financial Corp.	1,658	24
	Southern States Bancshares Inc.	759	24
*	Bridgewater Bancshares Inc.	1,592	23
	First Bancorp Inc. (XNGS)	822	23
	Guaranty Bancshares Inc.	672	23
	HomeStreet Inc.	1,444	23
	Sierra Bancorp	752	23
	Unity Bancorp Inc.	671	23
*	Hamilton Insurance Group Ltd. Class B	1,182	23
	Bank of Marin Bancorp	1,020	22
	Northrim BanCorp Inc.	326	22
	West BanCorp Inc.	1,089	22
	First Internet Bancorp	565	21
	MVB Financial Corp.	1,009	21
*	Dave Inc.	547	21
	Bankwell Financial Group Inc.	665	20
	First Business Financial Services Inc.	444	20
	First of Long Island Corp.	1,596	20
	ACNB Corp.	478	20
*	Southern First Bancshares Inc.	624	20
	HBT Financial Inc.	891	20
	Red River Bancshares Inc.	373	20
	Civista Bancshares Inc.	1,128	19
	Timberland Bancorp Inc.	615	19
18

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Blue Foundry Bancorp	1,711	19
	LCNB Corp.	1,148	18
	James River Group Holdings Ltd.	2,391	18
	Capital Bancorp Inc.	706	18
	John Marshall Bancorp Inc.	924	18
	NewtekOne Inc.	1,454	18
	Donegal Group Inc. Class A	1,136	17
	Enterprise Bancorp Inc.	556	17
*	FVCBankcorp Inc.	1,374	17
	Waterstone Financial Inc.	1,100	17
	Colony Bankcorp Inc.	1,100	17
	Orange County Bancorp Inc.	298	17
	BCB Bancorp Inc.	1,278	16
*	American Coastal Insurance Corp. Class C	1,455	16
	Primis Financial Corp.	1,278	16
	AG Mortgage Investment Trust Inc.	2,198	16
	Northeast Community Bancorp Inc.	722	16
	BayCom Corp.	639	15
	Regional Management Corp.	447	15
	Fidelity D&D Bancorp Inc.	269	15
	Greene County Bancorp Inc.	436	15
	Ames National Corp.	785	15
	Citizens Financial Services Inc.	264	15
*	Velocity Financial Inc.	735	14
*	First Western Financial Inc.	727	14
	Seven Hills Realty Trust	1,004	14
*	MBIA Inc.	3,232	13
	Middlefield Banc Corp.	448	13
	Plumas Bancorp	319	13
*	Provident Bancorp Inc.	1,153	13
*	AlTi Global Inc.	3,182	13
	ESSA Bancorp Inc.	624	12
	Investar Holding Corp.	648	12
	Norwood Financial Corp.	423	12
	PCB Bancorp	605	12
	Medallion Financial Corp.	1,443	12
	ChoiceOne Financial Services Inc.	384	12
*	Onity Group Inc.	403	12
	Nexpoint Real Estate Finance Inc.	734	12
*	Ponce Financial Group Inc.	1,061	12
	NexPoint Diversified Real Estate Trust	1,968	12
	First Financial Northwest Inc.	463	11
	Parke Bancorp Inc.	518	11
	Bank7 Corp.	277	11
	LINKBANCORP Inc.	1,740	11
	Granite Point Mortgage Trust Inc.	3,708	10
	National Bankshares Inc.	321	10
*	Maiden Holdings Ltd.	5,350	10
	Oak Valley Bancorp	375	10
	AFC Gamma Inc.	979	10
	Angel Oak Mortgage REIT Inc.	891	10
	Virginia National Bankshares Corp.	244	10
*	Forge Global Holdings Inc.	6,863	10
	Princeton Bancorp Inc.	261	10
	Crawford & Co. Class A	861	9
	Peoples Bancorp of North Carolina Inc.	320	9
*	Sterling Bancorp Inc.	1,575	9
	Chemung Financial Corp.	172	8
*	Pioneer Bancorp Inc.	748	8
	Silvercrest Asset Management Group Inc. Class A	521	8
	USCB Financial Holdings Inc.	564	8
[1]	B Riley Financial Inc.	1,478	7
*	Consumer Portfolio Services Inc.	721	6
*	Kingsway Financial Services Inc.	775	6
*	SWK Holdings Corp.	300	5
*	Sunrise Realty Trust Inc.	326	5
*	GoHealth Inc. Class A	342	3
	MarketWise Inc.	1,554	1
			446,819
19

Russell 3000 Index Fund
		Shares	Market Value• ($000)
Health Care (11.8%)
	Eli Lilly & Co.	61,375	58,921
	UnitedHealth Group Inc.	66,356	39,163
	Johnson & Johnson	173,929	28,848
	AbbVie Inc.	127,810	25,090
	Merck & Co. Inc.	182,897	21,664
	Thermo Fisher Scientific Inc.	27,530	16,933
	Abbott Laboratories	124,779	14,134
	Amgen Inc.	38,712	12,923
	Danaher Corp.	47,766	12,864
*	Intuitive Surgical Inc.	25,519	12,571
	Pfizer Inc.	409,696	11,885
	Stryker Corp.	26,114	9,412
	Elevance Health Inc.	16,798	9,355
*	Vertex Pharmaceuticals Inc.	18,676	9,261
*	Regeneron Pharmaceuticals Inc.	7,525	8,915
*	Boston Scientific Corp.	105,960	8,667
	Medtronic plc	95,921	8,497
	Bristol-Myers Squibb Co.	146,859	7,336
	Cigna Group	20,124	7,281
	Gilead Sciences Inc.	90,266	7,131
	Zoetis Inc.	33,136	6,080
	HCA Healthcare Inc.	13,990	5,534
	Becton Dickinson & Co.	20,925	5,072
*	IQVIA Holdings Inc.	13,018	3,275
	Humana Inc.	8,674	3,075
*	Centene Corp.	38,644	3,046
	Agilent Technologies Inc.	21,209	3,031
*	Edwards Lifesciences Corp.	43,012	3,009
*	IDEXX Laboratories Inc.	5,938	2,858
	GE Healthcare Inc.	30,901	2,621
	ResMed Inc.	10,533	2,581
*	Alnylam Pharmaceuticals Inc.	9,120	2,396
*	Veeva Systems Inc. Class A	10,710	2,318
*	Biogen Inc.	10,647	2,180
	Cardinal Health Inc.	17,658	1,990
*	DexCom Inc.	28,473	1,974
*	Moderna Inc.	23,377	1,809
	STERIS plc	7,233	1,744
	Zimmer Biomet Holdings Inc.	15,001	1,732
	West Pharmaceutical Services Inc.	5,296	1,661
*	Illumina Inc.	11,605	1,525
*	Cooper Cos. Inc.	14,257	1,507
*	Molina Healthcare Inc.	4,233	1,481
	Labcorp Holdings Inc.	6,030	1,386
	Baxter International Inc.	36,462	1,383
*	Hologic Inc.	16,701	1,357
*	Align Technology Inc.	5,456	1,294
*	Avantor Inc.	49,256	1,273
	Quest Diagnostics Inc.	7,956	1,249
*	BioMarin Pharmaceutical Inc.	13,554	1,236
*	Tenet Healthcare Corp.	7,041	1,168
*	United Therapeutics Corp.	3,183	1,157
	Revvity Inc.	9,061	1,110
	Viatris Inc.	87,151	1,053
*	Insulet Corp.	5,113	1,037
	Universal Health Services Inc. Class B	4,269	1,016
*	Natera Inc.	8,263	977
*	Neurocrine Biosciences Inc.	7,361	935
*	Sarepta Therapeutics Inc.	6,606	897
*	Incyte Corp.	13,175	865
*	Insmed Inc.	11,250	860
	Bio-Techne Corp.	11,487	850
	Royalty Pharma plc Class A	29,212	848
*	Exact Sciences Corp.	13,479	832
	Teleflex Inc.	3,353	822
*	Catalent Inc.	12,975	791
*	Charles River Laboratories International Inc.	3,792	750
*	Qiagen NV	15,775	721
*	Henry Schein Inc.	9,626	679
20

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Encompass Health Corp.	7,064	657
*	Medpace Holdings Inc.	1,800	640
*	Solventum Corp.	9,829	630
	Chemed Corp.	1,060	621
*	Vaxcyte Inc.	7,691	621
	Ensign Group Inc.	4,003	606
*	Repligen Corp.	3,979	601
*	Globus Medical Inc. Class A	7,940	577
*	Halozyme Therapeutics Inc.	8,782	561
*	Elanco Animal Health Inc. (XNYS)	35,126	543
*	DaVita Inc.	3,575	540
*	Intra-Cellular Therapies Inc.	7,306	535
*	Penumbra Inc.	2,637	534
*	Acadia Healthcare Co. Inc.	6,499	532
*	Exelixis Inc.	20,298	528
*	Jazz Pharmaceuticals plc	4,416	512
*	Lantheus Holdings Inc.	4,763	507
	Bruker Corp.	7,442	500
*	Ionis Pharmaceuticals Inc.	10,385	495
*	HealthEquity Inc.	6,043	481
*	Viking Therapeutics Inc.	7,452	478
*	Bio-Rad Laboratories Inc. Class A	1,372	463
*	Glaukos Corp.	3,443	461
*	REVOLUTION Medicines Inc.	10,723	457
*	Cytokinetics Inc.	7,863	449
*	Blueprint Medicines Corp.	4,425	423
	Organon & Co.	18,264	408
*	Inspire Medical Systems Inc.	2,194	395
*	Option Care Health Inc.	12,313	394
*	Merit Medical Systems Inc.	4,064	393
*	TransMedics Group Inc.	2,237	376
	Dentsply Sirona Inc.	14,623	370
*	Masimo Corp.	3,036	357
*	Ultragenyx Pharmaceutical Inc.	6,206	352
*	Avidity Biosciences Inc.	8,008	352
*	Krystal Biotech Inc.	1,747	341
*	Alkermes plc	11,804	336
*	Doximity Inc. Class A	8,568	315
*	RadNet Inc.	4,654	309
*	Madrigal Pharmaceuticals Inc.	1,236	305
*	Integer Holdings Corp.	2,329	303
*	Roivant Sciences Ltd.	24,680	302
*	Apellis Pharmaceuticals Inc.	7,492	291
*	Crinetics Pharmaceuticals Inc.	5,474	290
*	Evolent Health Inc. Class A	8,888	284
	Perrigo Co. plc	9,758	284
*	ADMA Biologics Inc.	16,008	277
*	Bridgebio Pharma Inc.	9,911	276
*	Neogen Corp.	15,680	271
	Select Medical Holdings Corp.	7,465	269
*	Haemonetics Corp.	3,486	264
*	Dyne Therapeutics Inc.	5,677	262
*	Prestige Consumer Healthcare Inc.	3,481	260
*	Ideaya Biosciences Inc.	6,483	256
*	Axonics Inc.	3,656	253
*	ICU Medical Inc.	1,479	245
*	Amicus Therapeutics Inc.	20,850	242
*	PROCEPT BioRobotics Corp.	2,981	236
*	Axsome Therapeutics Inc.	2,553	227
*	TG Therapeutics Inc.	9,664	227
*	Envista Holdings Corp.	12,342	225
*	Amedisys Inc.	2,287	224
*	Denali Therapeutics Inc.	8,711	213
*	Guardant Health Inc.	8,228	211
*	Iovance Biotherapeutics Inc.	18,044	210
*	Arcellx Inc.	3,038	209
*	Biohaven Ltd.	5,293	209
*	Arrowhead Pharmaceuticals Inc.	8,575	204
*	SpringWorks Therapeutics Inc.	4,902	204
*	CorVel Corp.	632	203
21

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Tandem Diabetes Care Inc.	4,655	203
*	Corcept Therapeutics Inc.	5,688	201
*	Veracyte Inc.	6,280	198
*	LivaNova plc	3,929	198
*	Hims & Hers Health Inc.	13,357	197
*	Geron Corp. (XNGS)	40,611	193
*	PTC Therapeutics Inc.	5,423	192
*	Nuvalent Inc. Class A	2,250	192
*	Azenta Inc.	3,818	189
*	Agios Pharmaceuticals Inc.	4,049	186
*	Celldex Therapeutics Inc.	4,484	185
*	Rhythm Pharmaceuticals Inc.	3,887	184
*	Twist Bioscience Corp.	4,133	179
*	Vericel Corp.	3,472	179
*	Enovis Corp.	3,830	179
*	Protagonist Therapeutics Inc.	4,124	177
*	Myriad Genetics Inc.	6,208	176
	Premier Inc. Class A	8,637	176
*	Surgery Partners Inc.	5,499	176
*	UFP Technologies Inc.	511	174
*	10X Genomics Inc. Class A	7,440	174
*	Catalyst Pharmaceuticals Inc.	8,360	169
*	Inari Medical Inc.	3,722	161
*	QuidelOrtho Corp.	3,776	160
	CONMED Corp.	2,176	159
*	iRhythm Technologies Inc.	2,199	156
*	Intellia Therapeutics Inc.	6,829	153
*	Kymera Therapeutics Inc.	3,153	153
*	R1 RCM Inc.	10,844	153
*	NeoGenomics Inc.	9,185	152
*	Astrana Health Inc.	3,160	151
*	Omnicell Inc.	3,363	150
*	Novocure Ltd.	7,696	150
*	Addus HomeCare Corp.	1,097	146
*	Fortrea Holdings Inc.	6,339	146
*	Privia Health Group Inc.	7,211	145
*	ACADIA Pharmaceuticals Inc.	8,692	144
*	Progyny Inc.	6,059	142
*	Beam Therapeutics Inc.	5,267	141
	LeMaitre Vascular Inc.	1,480	134
*	Sotera Health Co.	8,694	134
*	RxSight Inc.	2,383	134
*	Akero Therapeutics Inc.	4,769	130
*	Apogee Therapeutics Inc.	2,535	130
*	Amphastar Pharmaceuticals Inc.	2,625	128
	Patterson Cos. Inc.	5,666	127
*	BioCryst Pharmaceuticals Inc.	14,544	126
*	Ligand Pharmaceuticals Inc.	1,161	123
*	Novavax Inc.	9,902	123
*	Supernus Pharmaceuticals Inc.	3,504	123
*	Immunovant Inc.	3,958	122
*	Mirum Pharmaceuticals Inc.	2,764	119
*	Arvinas Inc.	4,512	118
*	STAAR Surgical Co.	3,579	118
*	CareDx Inc.	3,803	117
	National HealthCare Corp.	841	115
*	Syndax Pharmaceuticals Inc.	5,607	115
*	MannKind Corp.	18,096	113
*	Kura Oncology Inc.	5,240	110
*	Xencor Inc.	6,189	108
*	Certara Inc.	8,802	108
*	Nurix Therapeutics Inc.	4,245	107
*	Recursion Pharmaceuticals Inc. Class A	14,521	106
*	Vera Therapeutics Inc.	2,797	106
*	Dynavax Technologies Corp.	9,203	103
*	Ardelyx Inc.	16,308	101
*	Integra LifeSciences Holdings Corp.	4,877	99
*	Avadel Pharmaceuticals plc	6,504	99
*	Amneal Pharmaceuticals Inc.	11,151	97
*	Inmode Ltd.	5,786	97
22

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Ocular Therapeutix Inc.	10,933	96
*	Edgewise Therapeutics Inc.	5,088	95
*	Keros Therapeutics Inc.	2,069	94
*	Brookdale Senior Living Inc.	12,946	92
*	Janux Therapeutics Inc.	1,963	92
	US Physical Therapy Inc.	1,057	91
*	Rocket Pharmaceuticals Inc.	4,682	88
*	agilon health Inc.	21,438	88
*	Warby Parker Inc. Class A	5,875	88
*	Phreesia Inc.	3,386	87
*	AtriCure Inc.	3,283	86
*	Teladoc Health Inc.	12,011	86
*	Harrow Inc.	2,067	84
*	Collegium Pharmaceutical Inc.	2,151	83
*	ANI Pharmaceuticals Inc.	1,303	83
*	MiMedx Group Inc.	11,988	82
*	Longboard Pharmaceuticals Inc.	2,265	82
*	Arcutis Biotherapeutics Inc.	7,466	81
*	Innoviva Inc.	4,151	80
*	AdaptHealth Corp.	7,265	80
*	Harmony Biosciences Holdings Inc.	2,234	80
*	Avanos Medical Inc.	3,258	79
*,1	Cassava Sciences Inc.	2,747	79
*	Summit Therapeutics Inc. (XNMS)	6,088	79
*	Owens & Minor Inc.	5,000	78
*	Silk Road Medical Inc.	2,885	78
*	Soleno Therapeutics Inc.	1,535	75
*	Artivion Inc.	2,719	74
*	Maravai LifeSciences Holdings Inc. Class A	8,106	73
*	Kiniksa Pharmaceuticals International plc	2,688	72
*	Pennant Group Inc.	2,075	71
*	Cogent Biosciences Inc.	6,595	71
*	Tarsus Pharmaceuticals Inc.	2,582	70
*	PACS Group Inc.	1,753	70
*	Spyre Therapeutics Inc.	2,424	70
*	Neumora Therapeutics Inc.	5,943	68
*	BioLife Solutions Inc.	2,606	67
*	Viridian Therapeutics Inc.	4,424	65
	Embecta Corp.	3,987	65
*	Aurinia Pharmaceuticals Inc.	9,330	64
*	Alignment Healthcare Inc.	7,145	64
*	Praxis Precision Medicines Inc.	1,208	64
*	Prothena Corp. plc	2,815	63
*	Evolus Inc.	3,893	62
*	Pediatrix Medical Group Inc.	5,704	62
*	Arcus Biosciences Inc.	3,550	61
*	PetIQ Inc.	1,998	61
*	Revance Therapeutics Inc.	9,320	61
*	Disc Medicine Inc.	1,158	59
*	CG oncology Inc.	1,610	59
*	Healthcare Services Group Inc.	5,366	58
*	Sana Biotechnology Inc.	9,302	56
*	Immunome Inc.	3,607	55
*	Pliant Therapeutics Inc.	4,037	54
*	Travere Therapeutics Inc.	5,682	54
*	Enliven Therapeutics Inc.	2,478	54
*	Pacira BioSciences Inc.	3,388	53
*	89bio Inc.	5,547	53
*	4D Molecular Therapeutics Inc.	3,503	53
*	Cullinan Therapeutics Inc.	2,704	53
*	Ironwood Pharmaceuticals Inc.	10,199	52
*	Castle Biosciences Inc.	1,764	52
*	Perspective Therapeutics Inc.	3,303	52
*	AnaptysBio Inc.	1,347	51
*	Alphatec Holdings Inc.	7,258	50
*	Vir Biotechnology Inc.	6,079	50
*	LifeStance Health Group Inc.	7,858	50
	HealthStream Inc.	1,701	49
*	Day One Biopharmaceuticals Inc.	3,522	49
*	Zymeworks Inc.	4,085	48
23

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Dianthus Therapeutics Inc.	1,680	48
*	BrightSpring Health Services Inc.	3,795	48
*	Community Health Systems Inc.	8,373	46
*	Scholar Rock Holding Corp.	4,927	46
*	Relay Therapeutics Inc.	6,816	46
*	Nuvation Bio Inc.	14,162	46
*	Cytek Biosciences Inc.	8,004	46
*	Tango Therapeutics Inc.	3,858	46
*	Standard BioTools Inc.	21,308	45
*	SI-BONE Inc.	2,732	45
*	ORIC Pharmaceuticals Inc.	4,356	45
*	ARS Pharmaceuticals Inc.	3,492	45
*	Corbus Pharmaceuticals Holdings Inc.	711	44
*	Applied Therapeutics Inc.	6,732	43
*	Astria Therapeutics Inc.	3,529	43
*	OPKO Health Inc.	25,212	42
*	Avid Bioservices Inc.	3,853	41
*	Surmodics Inc.	1,042	41
*	ImmunityBio Inc.	10,316	41
*	Humacyte Inc.	6,794	41
*	Annexon Inc.	6,858	39
*	Orthofix Medical Inc.	2,198	38
*	Replimune Group Inc.	3,597	37
*	Arbutus Biopharma Corp.	9,636	37
*	Fulcrum Therapeutics Inc.	4,347	37
*	Zimvie Inc.	2,132	37
*	Stoke Therapeutics Inc.	2,499	36
*	Liquidia Corp.	3,771	36
*	Altimmune Inc.	5,379	36
*	REGENXBIO Inc.	2,859	35
*	Alector Inc.	6,531	35
*,1	Phathom Pharmaceuticals Inc.	2,096	35
*	Entrada Therapeutics Inc.	1,999	35
*	Quanterix Corp.	2,609	34
*	UroGen Pharma Ltd.	2,416	34
*	Adaptive Biotechnologies Corp.	6,967	33
*	OrthoPediatrics Corp.	1,025	33
*	Varex Imaging Corp.	2,642	33
*	Y-mAbs Therapeutics Inc.	2,309	33
*	Sutro Biopharma Inc.	7,209	33
*	Arcturus Therapeutics Holdings Inc.	1,579	33
*	Olema Pharmaceuticals Inc.	2,804	33
*	MaxCyte Inc.	7,598	33
*	EyePoint Pharmaceuticals Inc.	3,723	33
*	Tyra Biosciences Inc.	1,438	33
*	Axogen Inc.	2,452	32
*	Cerus Corp.	14,134	32
*	KalVista Pharmaceuticals Inc.	2,403	32
*	Sage Therapeutics Inc.	3,694	31
*	Terns Pharmaceuticals Inc.	4,083	31
*	Verve Therapeutics Inc.	4,647	31
*	DocGo Inc.	8,140	31
*	Mind Medicine MindMed Inc.	5,054	31
*	WaVe Life Sciences Ltd.	5,264	30
*	iTeos Therapeutics Inc.	1,783	30
*	Mineralys Therapeutics Inc.	2,392	30
*	G1 Therapeutics Inc.	4,128	29
*	Fulgent Genetics Inc.	1,297	29
*,1	Nano-X Imaging Ltd.	4,503	29
*	Cargo Therapeutics Inc.	1,518	29
*	Anavex Life Sciences Corp.	4,597	28
*	CorMedix Inc.	4,500	28
	Phibro Animal Health Corp. Class A	1,323	28
*	Savara Inc.	6,646	28
	SIGA Technologies Inc.	3,123	28
*	OmniAb Inc.	6,631	28
*	Anika Therapeutics Inc.	1,066	27
*	Bioventus Inc. Class A	2,638	27
*	Enhabit Inc.	3,201	27
*	GeneDx Holdings Corp.	853	27
24

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Tourmaline Bio Inc.	1,628	27
*	Neurogene Inc.	722	27
*	GRAIL Inc.	1,881	27
*	Health Catalyst Inc.	3,653	26
*	Larimar Therapeutics Inc.	3,277	26
*	Celcuity Inc.	1,644	26
*	C4 Therapeutics Inc.	4,120	26
*	Erasca Inc.	9,146	26
*	Q32 Bio Inc.	599	26
*	Taysha Gene Therapies Inc.	11,207	25
*	ModivCare Inc.	863	25
*	Absci Corp.	5,583	25
*	Acelyrin Inc.	5,161	25
*	Esperion Therapeutics Inc.	13,284	24
	iRadimed Corp.	504	24
*	Pacific Biosciences of California Inc.	17,588	24
*	Aquestive Therapeutics Inc.	5,244	24
*	Akebia Therapeutics Inc.	14,752	23
	National Research Corp.	995	23
*	OraSure Technologies Inc.	5,230	23
*,1	Pulse Biosciences Inc.	1,237	23
*	Accolade Inc.	5,236	23
*	Ocugen Inc.	17,914	23
*	Xeris Biopharma Holdings Inc.	7,859	22
*	Aura Biosciences Inc.	2,767	22
*	Paragon 28 Inc.	2,670	22
*	Editas Medicine Inc.	5,671	21
*	Fate Therapeutics Inc.	5,747	21
*	Aveanna Healthcare Holdings Inc.	3,702	21
	LENZ Therapeutics Inc.	893	21
*	Inogen Inc.	1,612	20
*	Vanda Pharmaceuticals Inc.	3,703	20
*	Cabaletta Bio Inc.	3,551	20
*	Nkarta Inc.	3,786	20
*	Atea Pharmaceuticals Inc.	5,308	20
*	Third Harmonic Bio Inc.	1,689	20
*	Korro Bio Inc.	428	20
*	Tactile Systems Technology Inc.	1,389	19
*	Voyager Therapeutics Inc.	2,908	19
*	ArriVent Biopharma Inc.	697	19
*	Enanta Pharmaceuticals Inc.	1,388	18
*	Pulmonx Corp.	2,489	18
*	Treace Medical Concepts Inc.	2,852	18
*	Prime Medicine Inc.	4,299	18
*	Aldeyra Therapeutics Inc.	2,922	17
*	Nevro Corp.	2,760	17
*	Theravance Biopharma Inc.	2,098	17
*	Talkspace Inc.	8,650	17
*	Sight Sciences Inc.	2,547	17
*	2seventy bio Inc.	3,394	17
*	Jasper Therapeutics Inc.	797	17
*	AngioDynamics Inc.	2,187	16
*	Heron Therapeutics Inc.	8,276	16
*	Nektar Therapeutics	12,545	16
*	Omeros Corp.	3,823	16
*	Black Diamond Therapeutics Inc.	2,635	16
*	Organogenesis Holdings Inc.	5,493	16
*	Inozyme Pharma Inc.	2,854	16
*	Viemed Healthcare Inc.	2,115	16
*	Zevra Therapeutics Inc.	2,148	16
*	Lyell Immunopharma Inc.	11,179	16
*	Allogene Therapeutics Inc.	5,833	15
	Utah Medical Products Inc.	224	15
*	Avita Medical Inc.	1,580	15
*	Monte Rosa Therapeutics Inc.	2,381	15
*	TScan Therapeutics Inc.	2,680	15
*	Solid Biosciences Inc.	1,629	15
*	Biote Corp. Class A	2,342	15
*	Codexis Inc.	4,706	14
*	MacroGenics Inc.	3,945	14
25

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Sera Prognostics Inc. Class A	1,934	14
*	ADC Therapeutics SA	4,927	14
*	Accuray Inc.	5,917	13
*	XOMA Royalty Corp.	452	13
*	Zentalis Pharmaceuticals Inc.	3,847	13
*	Pyxis Oncology Inc.	3,451	13
*	Inovio Pharmaceuticals Inc.	1,791	13
*	Rigel Pharmaceuticals Inc.	958	13
*	ChromaDex Corp.	3,493	12
*	Mersana Therapeutics Inc.	7,272	12
*	XBiotech Inc.	1,899	12
*	Stereotaxis Inc.	5,369	12
*	Precigen Inc.	11,314	12
*	Poseida Therapeutics Inc.	4,233	12
*	Atossa Therapeutics Inc.	9,045	12
*	Acumen Pharmaceuticals Inc.	4,300	12
*	Alto Neuroscience Inc.	933	12
*,1	IGM Biosciences Inc.	1,031	11
*	Achieve Life Sciences Inc.	2,483	11
*	Design Therapeutics Inc.	2,331	11
*	Innovage Holding Corp.	1,793	11
*	NeuroPace Inc.	1,356	11
*	Candel Therapeutics Inc.	1,627	11
*	Caribou Biosciences Inc.	5,119	11
*	PepGen Inc.	1,166	11
*	Gyre Therapeutics Inc.	805	11
*	MediWound Ltd.	610	11
*	Coherus Biosciences Inc.	7,172	10
*	Lexicon Pharmaceuticals Inc.	5,760	10
*	Inmune Bio Inc.	1,474	10
*	Foghorn Therapeutics Inc.	1,220	10
*	Shattuck Labs Inc.	2,724	10
*	Sonida Senior Living Inc.	376	10
*	Kyverna Therapeutics Inc.	1,278	10
*	Adverum Biotechnologies Inc.	1,480	10
*	Contineum Therapeutics Inc. Class A	497	10
*	Waystar Holding Corp.	355	10
*	Joint Corp.	826	9
*	Alimera Sciences Inc.	1,683	9
*	scPharmaceuticals Inc.	1,809	9
*	Cardiff Oncology Inc.	3,969	9
*	Capricor Therapeutics Inc.	2,006	9
*	Sanara Medtech Inc.	243	9
*	Werewolf Therapeutics Inc.	3,969	9
*	Biomea Fusion Inc.	1,250	9
*	Tenaya Therapeutics Inc.	3,378	9
*	Compass Therapeutics Inc.	5,698	9
*	CervoMed Inc.	504	9
*	Lexeo Therapeutics Inc.	788	9
*	Cartesian Therapeutics Inc.	616	9
*	Inhibrx Biosciences Inc.	600	9
*	Bluebird Bio Inc.	13,810	8
*	Lifecore Biomedical Inc.	1,923	8
*	OptimizeRx Corp.	904	8
*	Zynex Inc.	989	8
*	Greenwich Lifesciences Inc.	543	8
*	Semler Scientific Inc.	316	8
*	Regulus Therapeutics Inc.	4,753	8
*	Trevi Therapeutics Inc.	2,569	8
*	Orchestra BioMed Holdings Inc.	1,257	8
*	Verastem Inc.	3,025	8
*	Harvard Bioscience Inc.	2,448	7
*	Lineage Cell Therapeutics Inc.	7,878	7
*	Puma Biotechnology Inc.	2,979	7
*	MeiraGTx Holdings plc	1,738	7
*	InfuSystem Holdings Inc.	1,102	7
*	Generation Bio Co.	2,696	7
*	CVRx Inc.	707	7
*	Invivyd Inc.	8,376	7
*	Quantum-Si Inc.	7,775	7
26

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Ventyx Biosciences Inc.	2,937	7
*	ProKidney Corp.	3,019	7
*	Acrivon Therapeutics Inc.	699	7
*	Quipt Home Medical Corp.	2,507	7
*	Outlook Therapeutics Inc.	880	7
*	Kodiak Sciences Inc.	2,453	6
*	X4 Pharmaceuticals Inc.	8,416	6
*	Fennec Pharmaceuticals Inc.	1,155	6
*	908 Devices Inc.	1,472	6
*	Nautilus Biotechnology Inc.	2,441	6
*	Agenus Inc.	1,152	6
*	Akoya Biosciences Inc.	1,907	5
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $51)	4,893	5
*	Concentra Group Holdings Parent Inc.	184	5
*	Renovaro Inc.	5,916	4
*	Ovid therapeutics Inc.	3,730	4
*	Rapt Therapeutics Inc.	2,156	4
*	ALX Oncology Holdings Inc.	1,628	4
*,3	Tobira Therapeutics Inc. CVR	937	4
*	AirSculpt Technologies Inc.	912	4
*	HilleVax Inc.	1,889	4
*	Tempus AI Inc.	75	4
*	Verrica Pharmaceuticals Inc.	1,312	3
*	Actinium Pharmaceuticals Inc.	1,639	3
*	Century Therapeutics Inc.	1,931	3
*	Elevation Oncology Inc.	4,052	3
*	Fibrobiologics Inc.	2,069	3
*	Aerovate Therapeutics Inc.	835	2
*	Zura Bio Ltd.	583	2
*,3	Inhibrx Inc.	2,400	2
*	Rapport Therapeutics Inc.	89	2
*	Alumis Inc.	170	2
*	Ardent Health Partners Inc.	100	2
*,3	OmniAb Inc. 12.5 Earnout	408	—
*,3	OmniAb Inc. 15 Earnout	408	—
*	Boundless Bio Inc.	86	—
			466,091
Industrials (12.8%)
	Visa Inc. Class A	113,484	31,364
	Mastercard Inc. Class A	59,516	28,766
	Accenture plc Class A	45,274	15,481
	General Electric Co.	78,670	13,737
	Caterpillar Inc.	35,263	12,557
	RTX Corp.	95,744	11,809
	Union Pacific Corp.	43,976	11,262
	American Express Co.	40,928	10,586
	Honeywell International Inc.	47,063	9,785
	Eaton Corp. plc	28,867	8,860
	Lockheed Martin Corp.	15,302	8,693
	Automatic Data Processing Inc.	29,617	8,172
*	Fiserv Inc.	42,280	7,382
*	Boeing Co.	42,029	7,302
	Deere & Co.	18,377	7,089
	United Parcel Service Inc. Class B (XNYS)	52,570	6,758
	Sherwin-Williams Co.	16,889	6,238
	Trane Technologies plc	16,300	5,895
	General Dynamics Corp.	19,682	5,892
	Parker-Hannifin Corp.	9,257	5,556
*	PayPal Holdings Inc.	75,392	5,461
	Illinois Tool Works Inc.	21,281	5,388
	TransDigm Group Inc.	3,918	5,380
	3M Co.	39,881	5,372
	Northrop Grumman Corp.	10,049	5,258
	Cintas Corp.	6,222	5,009
	FedEx Corp.	16,319	4,876
	CSX Corp.	140,738	4,823
	CRH plc	49,493	4,492
	Carrier Global Corp.	60,674	4,416
	Emerson Electric Co.	41,140	4,336
27

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Norfolk Southern Corp.	16,304	4,176
	Capital One Financial Corp.	27,452	4,034
*	GE Vernova Inc.	19,599	3,939
	Johnson Controls International plc	49,038	3,572
	PACCAR Inc.	37,040	3,563
	United Rentals Inc.	4,790	3,551
	Fidelity National Information Services Inc.	40,886	3,371
	L3Harris Technologies Inc.	13,688	3,240
	Cummins Inc.	9,867	3,087
	WW Grainger Inc.	3,131	3,084
	Paychex Inc.	23,188	3,042
	Ferguson Enterprises Inc.	14,631	3,010
*	Fair Isaac Corp.	1,735	3,002
	Quanta Services Inc.	10,498	2,888
	AMETEK Inc.	16,678	2,853
	Howmet Aerospace Inc.	29,452	2,847
	Verisk Analytics Inc.	10,285	2,806
	Otis Worldwide Corp.	29,197	2,765
	Equifax Inc.	8,973	2,756
	Old Dominion Freight Line Inc.	14,273	2,752
	Dow Inc.	50,607	2,712
	Ingersoll Rand Inc. (XYNS)	29,242	2,674
*	Block Inc. (XNYS)	40,332	2,665
	DuPont de Nemours Inc.	30,394	2,561
	Xylem Inc.	17,457	2,401
	Martin Marietta Materials Inc.	4,386	2,343
	Vulcan Materials Co.	9,487	2,326
	Rockwell Automation Inc.	8,310	2,261
	PPG Industries Inc.	17,081	2,216
*	Mettler-Toledo International Inc.	1,510	2,173
	Westinghouse Air Brake Technologies Corp.	12,638	2,143
	Global Payments Inc.	18,262	2,027
	Veralto Corp.	17,841	2,006
*	Keysight Technologies Inc.	12,689	1,956
*	Axon Enterprise Inc.	5,241	1,913
	Fortive Corp.	25,678	1,910
	Dover Corp.	10,010	1,862
*	Corpay Inc.	5,082	1,604
	Hubbell Inc.	3,963	1,585
*	Builders FirstSource Inc.	8,700	1,514
	Synchrony Financial	29,928	1,504
	Booz Allen Hamilton Holding Corp.	9,324	1,480
*	Waters Corp.	4,236	1,467
	Carlisle Cos. Inc.	3,441	1,458
*	Teledyne Technologies Inc.	3,357	1,453
	Ball Corp.	22,453	1,433
	Lennox International Inc.	2,326	1,373
	TransUnion	14,177	1,372
	Jacobs Solutions Inc.	9,035	1,363
	EMCOR Group Inc.	3,370	1,325
	Packaging Corp. of America	6,324	1,325
	Expeditors International of Washington Inc.	10,321	1,274
*	Zebra Technologies Corp. Class A	3,668	1,267
	Masco Corp.	15,732	1,252
	Textron Inc.	13,607	1,241
	Watsco Inc.	2,536	1,206
	Amcor plc	102,829	1,176
	Stanley Black & Decker Inc.	10,951	1,121
	IDEX Corp.	5,419	1,119
	RPM International Inc.	9,449	1,098
	Pentair plc	12,296	1,091
	Snap-on Inc.	3,802	1,079
	HEICO Corp.	4,192	1,076
	Nordson Corp.	4,192	1,076
	Owens Corning	6,169	1,041
	JB Hunt Transport Services Inc.	5,956	1,032
*	Trimble Inc.	17,728	1,005
	Graco Inc.	11,985	999
	AECOM	9,724	974
*	XPO Inc.	8,377	960
28

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Tetra Tech Inc.	3,931	935
	FTAI Aviation Ltd.	7,218	923
	Smurfit WestRock plc	19,216	911
	Jack Henry & Associates Inc.	5,232	905
	HEICO Corp. Class A	4,491	899
*	TopBuild Corp.	2,259	888
	Comfort Systems USA Inc.	2,502	885
	Allegion plc	6,255	868
	Curtiss-Wright Corp.	2,731	863
	CH Robinson Worldwide Inc.	8,218	851
	Huntington Ingalls Industries Inc.	2,904	821
	ITT Inc.	5,873	818
	nVent Electric plc	11,837	804
	Lincoln Electric Holdings Inc.	4,113	796
	Regal Rexnord Corp.	4,738	795
	Crown Holdings Inc.	8,528	771
	Advanced Drainage Systems Inc.	4,848	760
	Woodward Inc.	4,423	737
	Fortune Brands Innovations Inc.	9,187	730
	A O Smith Corp.	8,628	722
	AptarGroup Inc.	4,698	720
*	Saia Inc.	1,897	713
*	Affirm Holdings Inc.	16,078	708
	Toro Co.	7,497	694
	BWX Technologies Inc.	6,582	678
	Graphic Packaging Holding Co.	21,871	655
	Eagle Materials Inc.	2,538	654
*	Generac Holdings Inc.	4,172	653
	CNH Industrial NV	61,993	641
	Donaldson Co. Inc.	8,605	626
*	Fluor Corp.	12,419	622
	Allison Transmission Holdings Inc.	6,524	605
*	API Group Corp.	16,796	597
*	FTI Consulting Inc.	2,610	596
*	Core & Main Inc. Class A	12,407	596
*	Mohawk Industries Inc.	3,780	586
	Knight-Swift Transportation Holdings Inc.	11,176	585
	Simpson Manufacturing Co. Inc.	3,146	576
*	Axalta Coating Systems Ltd.	15,662	572
*	Middleby Corp.	4,041	568
	MKS Instruments Inc.	4,755	567
*	WEX Inc.	2,963	566
	Berry Global Group Inc.	8,212	565
	Applied Industrial Technologies Inc.	2,738	562
*	ATI Inc.	8,748	559
	Acuity Brands Inc.	2,189	558
	Crane Co.	3,501	554
*	SPX Technologies Inc.	3,195	521
*	Kirby Corp.	4,333	520
*	WillScot Holdings Corp.	13,285	512
	WESCO International Inc.	3,086	510
*	MasTec Inc.	4,483	507
	Oshkosh Corp.	4,653	502
*	Paylocity Holding Corp.	3,112	502
*	Trex Co. Inc.	7,787	496
	Cognex Corp.	12,252	495
	Genpact Ltd.	12,566	493
	MSA Safety Inc.	2,623	479
	Littelfuse Inc.	1,736	473
	AAON Inc.	4,882	466
	Flowserve Corp.	9,321	465
	Landstar System Inc.	2,522	460
	Robert Half Inc.	7,303	458
	Moog Inc. Class A	2,317	457
*	Modine Manufacturing Co.	3,703	450
	Ryder System Inc.	3,071	446
	Louisiana-Pacific Corp.	4,564	443
*	AZEK Co. Inc.	10,215	435
	Badger Meter Inc.	2,062	427
*	GXO Logistics Inc.	8,362	419
29

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Esab Corp.	3,982	418
	Sensata Technologies Holding plc	10,775	415
*	Beacon Roofing Supply Inc.	4,491	407
*	ExlService Holdings Inc.	11,072	405
	AGCO Corp.	4,454	405
	MDU Resources Group Inc.	15,720	404
	Valmont Industries Inc.	1,409	403
	Federal Signal Corp.	4,243	401
*	Bill Holdings Inc.	7,332	400
	Maximus Inc.	4,275	394
	Sonoco Products Co.	6,922	392
	Armstrong World Industries Inc.	3,079	390
	Vontier Corp.	11,127	390
	Exponent Inc.	3,589	389
	Watts Water Technologies Inc. Class A	1,946	383
	Brunswick Corp.	4,791	379
	Installed Building Products Inc.	1,695	377
*	AeroVironment Inc.	1,841	375
*	ACI Worldwide Inc.	7,417	374
	CSW Industrials Inc.	1,097	370
	Sealed Air Corp.	10,432	365
*	Chart Industries Inc.	2,974	364
*	Dycom Industries Inc.	2,030	357
	GATX Corp.	2,529	357
*	Shift4 Payments Inc. Class A	4,269	355
*	Summit Materials Inc. Class A	8,661	351
	Brink's Co.	3,138	348
	Air Lease Corp.	7,375	341
*	Itron Inc.	3,258	333
*	Euronet Worldwide Inc.	3,077	332
	Zurn Elkay Water Solutions Corp.	10,228	332
	Matson Inc.	2,388	330
	Franklin Electric Co. Inc.	3,163	329
	HB Fuller Co.	3,809	326
*	Verra Mobility Corp.	11,730	324
*	Aurora Innovation Inc.	68,673	321
*	Knife River Corp.	4,016	317
	Silgan Holdings Inc.	5,975	312
	Belden Inc.	2,864	307
*	ASGN Inc.	3,188	307
	Terex Corp.	5,263	299
	Western Union Co.	24,029	293
	Herc Holdings Inc.	1,997	292
*	Spirit AeroSystems Holdings Inc. Class A	8,273	291
	EnerSys	2,819	286
	ABM Industries Inc.	4,957	283
	Kadant Inc.	828	266
	MSC Industrial Direct Co. Inc. Class A	3,232	266
	Korn Ferry	3,629	265
*	StoneCo. Ltd. Class A	19,967	265
*	Gates Industrial Corp. plc	14,533	264
*	Sterling Infrastructure Inc.	2,134	255
*	CBIZ Inc.	3,427	252
	Otter Tail Corp.	2,961	250
*	Alight Inc. Class A	33,502	250
	ManpowerGroup Inc.	3,362	249
*	GMS Inc.	2,860	248
	Enpro Inc.	1,492	240
*	Kratos Defense & Security Solutions Inc.	10,463	240
	Atkore Inc.	2,560	239
	Granite Construction Inc.	3,157	237
	Scorpio Tankers Inc.	3,293	236
	Insperity Inc.	2,500	235
	TriNet Group Inc.	2,290	235
*	RXO Inc.	8,197	233
	Mueller Water Products Inc. Class A	10,789	232
	ICF International Inc.	1,339	222
	ESCO Technologies Inc.	1,813	217
	Atmus Filtration Technologies Inc.	5,908	212
*	Resideo Technologies Inc.	10,415	210
30

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Bread Financial Holdings Inc.	3,594	209
	Primoris Services Corp.	3,711	209
	UniFirst Corp.	1,088	206
	Albany International Corp. Class A	2,177	205
	Crane NXT Co.	3,481	205
	Hub Group Inc. Class A	4,289	202
	John Bean Technologies Corp.	2,250	202
*	Construction Partners Inc. Class A	2,993	197
	Trinity Industries Inc.	5,899	195
*	WNS Holdings Ltd.	3,276	194
	Patrick Industries Inc.	1,486	192
	McGrath RentCorp.	1,725	187
	ArcBest Corp.	1,690	180
	Griffon Corp.	2,680	177
*	OSI Systems Inc.	1,160	174
*	Marqeta Inc. Class A	32,229	172
	AZZ Inc.	2,062	171
	Werner Enterprises Inc.	4,580	169
*	O-I Glass Inc.	13,125	167
*	Bloom Energy Corp. Class A	13,939	166
	Hillenbrand Inc.	5,022	166
	Enerpac Tool Group Corp.	3,804	157
*	AAR Corp.	2,376	156
*	Mirion Technologies Inc.	14,413	156
	EVERTEC Inc.	4,517	155
*	Flywire Corp.	8,565	155
*	Gibraltar Industries Inc.	2,216	154
*	Rocket Lab USA Inc.	24,506	154
*	Hayward Holdings Inc.	10,168	151
	ADT Inc.	20,534	150
	Standex International Corp.	836	149
*	Leonardo DRS Inc.	5,221	149
*	Payoneer Global Inc.	19,966	148
*	Masterbrand Inc.	9,213	148
*	PagSeguro Digital Ltd. Class A	13,303	147
*	Mercury Systems Inc.	3,842	146
	International Seaways Inc.	2,823	146
*	NCR Atleos Corp.	5,106	146
	Kennametal Inc.	5,570	144
*	Remitly Global Inc.	10,526	144
*	Joby Aviation Inc.	28,481	142
*	AMN Healthcare Services Inc.	2,657	141
	Alamo Group Inc.	742	138
*	Huron Consulting Group Inc.	1,248	138
*	Hillman Solutions Corp.	13,877	138
*	Cimpress plc	1,320	131
	Vestis Corp.	9,329	131
	Barnes Group Inc.	3,256	130
	Tennant Co.	1,324	129
*	Donnelley Financial Solutions Inc.	1,905	127
*	MYR Group Inc.	1,205	121
*	Aspen Aerogels Inc.	4,075	117
*	Blue Bird Corp.	2,244	115
	Napco Security Technologies Inc.	2,469	115
	H&E Equipment Services Inc.	2,365	114
	REV Group Inc.	3,581	114
	Quanex Building Products Corp.	4,046	112
*	Janus International Group Inc.	9,964	110
*	IES Holdings Inc.	583	109
*	CoreCivic Inc.	7,842	108
	Powell Industries Inc.	644	108
	Greenbrier Cos. Inc.	2,163	105
	Golden Ocean Group Ltd.	8,549	105
*	American Woodmark Corp.	1,145	103
	DHT Holdings Inc.	9,381	102
	Apogee Enterprises Inc.	1,517	101
	Helios Technologies Inc.	2,272	100
*	AvidXchange Holdings Inc.	12,340	100
*	Enovix Corp.	10,440	99
*	NV5 Global Inc.	1,023	98
31

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Dorian LPG Ltd.	2,520	98
	Teekay Tankers Ltd. Class A	1,723	98
	Tecnoglass Inc.	1,581	98
	Greif Inc. Class B	1,431	96
	SFL Corp. Ltd.	7,821	93
	Lindsay Corp.	736	91
	VSE Corp.	977	91
	Schneider National Inc. Class B	3,324	90
	Kforce Inc.	1,298	85
	CRA International Inc.	490	83
*	JELD-WEN Holding Inc.	5,768	82
	Pitney Bowes Inc.	11,314	80
	Greif Inc. Class A	1,258	79
*	Transcat Inc.	639	79
*	Montrose Environmental Group Inc.	2,238	74
	Bel Fuse Inc. Class B	1,076	73
	TriMas Corp.	2,877	73
*	Tutor Perini Corp.	3,047	73
*	First Advantage Corp.	3,750	72
	FTAI Infrastructure Inc.	7,207	72
	Marten Transport Ltd.	4,057	71
*	Thermon Group Holdings Inc.	2,274	71
	Argan Inc.	868	69
	Barrett Business Services Inc.	1,900	69
	Columbus McKinnon Corp.	1,989	68
	Cadre Holdings Inc.	1,837	67
*	Ducommun Inc.	1,002	65
*	Triumph Group Inc.	4,637	65
	United States Lime & Minerals Inc.	800	65
*	CECO Environmental Corp.	2,225	64
*	Air Transport Services Group Inc.	3,715	63
*	Energy Recovery Inc.	3,882	63
*	Legalzoom.com Inc.	9,287	63
*	Global Business Travel Group I	8,970	63
*	Vicor Corp.	1,622	62
	Shyft Group Inc.	4,357	62
	Deluxe Corp.	2,958	61
	Wabash National Corp.	3,024	59
	Ardmore Shipping Corp.	3,012	57
	Nordic American Tankers Ltd.	15,071	56
*,1	Archer Aviation Inc. Class A	16,448	56
*	BlueLinx Holdings Inc.	545	55
*	Loar Holdings Inc.	735	55
	Heidrick & Struggles International Inc.	1,388	54
	Genco Shipping & Trading Ltd.	3,052	54
*	Repay Holdings Corp.	6,396	54
*,1	PureCycle Technologies Inc.	8,906	54
	Flex LNG Ltd.	2,043	54
	Gorman-Rupp Co.	1,362	53
*	Paysafe Ltd.	2,353	53
	Astec Industries Inc.	1,539	52
	Forward Air Corp.	1,634	52
	Hyster-Yale Inc.	827	52
	Miller Industries Inc.	858	52
*	Proto Labs Inc.	1,684	51
*	V2X Inc.	899	51
*	BrightView Holdings Inc.	3,159	50
*	Great Lakes Dredge & Dock Corp.	4,973	49
	Insteel Industries Inc.	1,413	49
	Douglas Dynamics Inc.	1,728	48
	Kelly Services Inc. Class A	2,270	48
*	Limbach Holdings Inc.	741	48
*	DXP Enterprises Inc.	844	46
	Cass Information Systems Inc.	1,046	45
*	International Money Express Inc.	2,430	44
*	ZipRecruiter Inc. Class A	4,593	44
*	Conduent Inc.	11,184	43
*	Green Dot Corp. Class A	3,857	43
	Mesa Laboratories Inc.	319	43
*	Evolv Technologies Holdings Inc.	10,834	43
32

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Pagaya Technologies Ltd. Class A	2,850	43
*	Astronics Corp.	1,888	42
	Ennis Inc.	1,739	42
	Myers Industries Inc.	2,730	42
	Costamare Inc.	2,899	41
	Heartland Express Inc.	3,236	40
*	Willdan Group Inc.	1,020	39
*	Sterling Check Corp.	2,383	39
*	I3 Verticals Inc. Class A	1,578	36
	LSI Industries Inc.	2,216	35
	Ardagh Metal Packaging SA	9,888	35
*	Cross Country Healthcare Inc.	2,216	33
*	Franklin Covey Co.	826	33
	Covenant Logistics Group Inc.	616	32
*	Teekay Corp.	3,889	32
	National Presto Industries Inc.	367	29
	Pactiv Evergreen Inc.	2,495	29
*	Cantaloupe Inc.	4,230	29
*	Moneylion Inc.	596	28
*	Titan International Inc.	3,265	27
*	CryoPort Inc.	2,772	26
*	Hudson Technologies Inc.	3,145	26
*	Distribution Solutions Group Inc.	697	26
*	Vishay Precision Group Inc.	928	26
	Allient Inc.	1,199	25
*	Advantage Solutions Inc.	6,500	25
*	FARO Technologies Inc.	1,357	24
*	Ranpak Holdings Corp.	3,411	24
	Resources Connection Inc.	2,215	23
*	Graham Corp.	718	23
*	Bowman Consulting Group Ltd.	948	23
*	Sezzle Inc.	167	23
	Park Aerospace Corp.	1,598	22
	Safe Bulkers Inc.	4,305	22
*	Manitowoc Co. Inc.	2,112	21
*	Target Hospitality Corp.	2,207	21
*	Titan Machinery Inc.	1,371	21
	Luxfer Holdings plc	1,767	20
*	Hyliion Holdings Corp.	10,961	20
	Preformed Line Products Co.	161	19
*	Iteris Inc.	2,617	18
	Universal Logistics Holdings Inc.	411	17
	Willis Lease Finance Corp.	157	17
*	Custom Truck One Source Inc.	4,028	17
*	Orion Group Holdings Inc.	2,127	16
*	Himalaya Shipping Ltd.	2,120	16
*	Centuri Holdings Inc.	953	16
	Kronos Worldwide Inc.	1,265	15
*	Mistras Group Inc.	1,253	15
	Park-Ohio Holdings Corp.	499	15
*	TrueBlue Inc.	1,922	15
	Pangaea Logistics Solutions Ltd.	2,203	15
	Karat Packaging Inc.	611	15
*	Blade Air Mobility Inc.	4,858	15
*	Performant Financial Corp.	4,180	15
*	Radiant Logistics Inc.	2,268	14
*	Aersale Corp.	2,791	14
*	Byrna Technologies Inc.	1,209	14
*	Forrester Research Inc.	688	13
*	L B Foster Co. Class A	638	13
*	Paysign Inc.	2,701	13
*	Mayville Engineering Co. Inc.	676	13
*	Sky Harbour Group Corp.	1,044	13
*	Intuitive Machines Inc.	2,669	13
*	Spire Global Inc.	1,566	13
*	Gencor Industries Inc.	618	12
	CompoSecure Inc. Class A	993	12
*	Taylor Devices Inc.	216	12
*	Acacia Research Corp.	2,318	11
	Twin Disc Inc.	834	11
33

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	IBEX Holdings Ltd.	659	11
	Alta Equipment Group Inc.	1,627	11
*	Priority Technology Holdings Inc.	1,915	11
*,1	Redwire Corp.	1,601	11
*	Smith-Midland Corp.	321	11
*	SoundThinking Inc.	693	10
*	Atlanticus Holdings Corp.	271	10
	Bel Fuse Inc. Class A	117	10
*	Concrete Pumping Holdings Inc.	1,463	9
*	Rekor Systems Inc.	6,833	9
*	Caesarstone Ltd.	1,861	9
*	Ultralife Corp.	899	9
*	CS Disco Inc.	1,646	9
*	Ispire Technology Inc.	1,245	9
*	Core Molding Technologies Inc.	472	8
	Quad/Graphics Inc.	1,804	8
*	VirTra Inc.	1,227	8
*	CPI Card Group Inc.	267	8
*	BlackSky Technology Inc.	7,353	8
*	Commercial Vehicle Group Inc.	1,955	7
*	PAM Transportation Services Inc.	385	7
*	Ardagh Group SA	848	7
*	Skye Bioscience Inc.	1,211	7
*	Virgin Galactic Holdings Inc.	1,115	7
	Information Services Group Inc.	1,830	6
	TTEC Holdings Inc.	1,162	6
	EVI Industries Inc.	295	5
	Hirequest Inc.	327	5
*	374Water Inc.	3,713	4
*	Eve Holding Inc.	1,141	3
*	Proficient Auto Logistics Inc.	122	2
*	Terran Orbital Corp.	4,983	1
*	Workhorse Group Inc.	1	—
*	Velo3D Inc.	1	—
			504,759
Other (0.0%)[4]
*,3	Aduro Biotech Inc. CVR	656	—
*,3	Empire Resorts Inc.	229	—
			—
Real Estate (2.8%)
	Prologis Inc.	66,662	8,521
	American Tower Corp.	33,674	7,545
	Equinix Inc.	6,839	5,706
	Welltower Inc.	42,567	5,137
	Public Storage	11,415	3,924
	Simon Property Group Inc.	23,260	3,893
	Realty Income Corp.	62,280	3,868
	Digital Realty Trust Inc.	23,319	3,535
	Crown Castle Inc.	31,396	3,517
	Extra Space Storage Inc.	15,152	2,682
*	CBRE Group Inc. Class A	21,979	2,531
	VICI Properties Inc.	74,902	2,508
	Iron Mountain Inc.	20,959	2,374
	AvalonBay Communities Inc.	10,289	2,323
*	CoStar Group Inc.	29,393	2,272
	Equity Residential	27,297	2,044
	Ventas Inc.	28,928	1,797
	SBA Communications Corp.	7,785	1,765
	Invitation Homes Inc.	44,006	1,621
	Weyerhaeuser Co.	52,815	1,610
	Alexandria Real Estate Equities Inc.	12,612	1,508
	Essex Property Trust Inc.	4,560	1,376
	Mid-America Apartment Communities Inc.	8,312	1,350
	Sun Communities Inc.	8,929	1,208
	Healthpeak Properties Inc.	52,142	1,162
	Kimco Realty Corp.	47,268	1,099
	UDR Inc.	24,104	1,073
	Gaming and Leisure Properties Inc.	18,681	972
	American Homes 4 Rent Class A	24,152	961
34

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Equity LifeStyle Properties Inc.	13,211	961
	Regency Centers Corp.	13,172	957
	Camden Property Trust	7,604	952
	WP Carey Inc.	15,719	943
	Host Hotels & Resorts Inc.	50,633	896
	BXP Inc.	11,643	876
*	Jones Lang LaSalle Inc.	3,369	860
	CubeSmart	16,533	857
	Rexford Industrial Realty Inc.	16,050	817
	Lamar Advertising Co. Class A	6,248	786
	Omega Healthcare Investors Inc.	18,088	715
	Federal Realty Investment Trust	5,839	671
	EastGroup Properties Inc.	3,384	631
	NNN REIT Inc.	12,831	603
*	Zillow Group Inc. Class C	10,703	592
	Americold Realty Trust Inc.	20,309	589
	Brixmor Property Group Inc.	21,190	580
	First Industrial Realty Trust Inc.	9,950	564
	Agree Realty Corp.	7,149	522
	STAG Industrial Inc.	12,868	522
	Healthcare Realty Trust Inc.	26,894	479
	Terreno Realty Corp.	6,717	464
	Ryman Hospitality Properties Inc.	4,136	430
	Vornado Realty Trust	12,383	426
	Kite Realty Group Trust	15,279	398
	Essential Properties Realty Trust Inc.	12,313	393
	Independence Realty Trust Inc.	16,048	333
	Rayonier Inc.	10,711	330
	Phillips Edison & Co. Inc.	8,596	318
	SL Green Realty Corp.	4,729	315
	Cousins Properties Inc.	10,920	311
	CareTrust REIT Inc.	10,171	304
	Kilroy Realty Corp.	8,313	302
	Sabra Health Care REIT Inc.	16,491	281
	Innovative Industrial Properties Inc.	2,170	270
	EPR Properties	5,373	255
	HA Sustainable Infrastructure Capital Inc.	7,809	253
	Macerich Co.	15,526	248
	Broadstone Net Lease Inc.	13,490	247
	PotlatchDeltic Corp.	5,619	244
	Highwoods Properties Inc.	7,519	242
	National Health Investors Inc.	2,975	242
*	Zillow Group Inc. Class A	4,491	240
	National Storage Affiliates Trust	5,091	238
	COPT Defense Properties	7,821	233
	Apple Hospitality REIT Inc.	16,065	232
	Park Hotels & Resorts Inc.	14,879	227
	Tanger Inc.	7,435	226
*	Cushman & Wakefield plc	16,201	211
	LXP Industrial Trust	20,297	210
	SITE Centers Corp.	3,420	206
	Medical Properties Trust Inc.	42,221	190
	Douglas Emmett Inc.	11,585	185
	Four Corners Property Trust Inc.	6,503	184
	Urban Edge Properties	8,643	183
	Outfront Media Inc.	10,492	179
	Global Net Lease Inc.	20,226	174
*	Equity Commonwealth	8,317	169
*	Howard Hughes Holdings Inc.	2,237	168
	Acadia Realty Trust	7,025	158
	Sunstone Hotel Investors Inc.	14,528	152
	St. Joe Co.	2,526	150
	DigitalBridge Group Inc.	11,467	143
	InvenTrust Properties Corp.	4,779	142
	LTC Properties Inc.	3,683	135
	Retail Opportunity Investments Corp.	8,830	135
*	Compass Inc. Class A	25,695	132
	Newmark Group Inc. Class A	9,377	130
	DiamondRock Hospitality Co.	14,589	128
*	GEO Group Inc.	8,951	124
35

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	NETSTREIT Corp.	7,026	117
	Getty Realty Corp.	3,484	111
	Pebblebrook Hotel Trust	8,350	111
	JBG SMITH Properties	6,233	108
	Alexander & Baldwin Inc.	5,391	107
	Elme Communities	6,080	107
	Empire State Realty Trust Inc. Class A	9,769	105
	RLJ Lodging Trust	10,883	103
	Xenia Hotels & Resorts Inc.	7,243	103
*	Opendoor Technologies Inc.	44,887	97
	Safehold Inc.	3,851	97
	American Healthcare REIT Inc.	4,543	95
	Veris Residential Inc.	5,244	92
	American Assets Trust Inc.	3,293	90
*	Apartment Investment and Management Co. Class A	9,545	89
	Kennedy-Wilson Holdings Inc.	7,784	87
	Easterly Government Properties Inc.	6,507	85
	UMH Properties Inc.	4,323	84
	Centerspace	1,113	83
	NexPoint Residential Trust Inc.	1,701	80
	Piedmont Office Realty Trust Inc. Class A	7,992	78
*	Redfin Corp.	7,618	71
	Uniti Group Inc.	16,350	71
	eXp World Holdings Inc.	5,761	68
	Marcus & Millichap Inc.	1,613	64
	Paramount Group Inc.	12,686	64
	Brandywine Realty Trust	12,048	63
	Plymouth Industrial REIT Inc.	2,609	62
	Diversified Healthcare Trust	16,657	58
	Armada Hoffler Properties Inc.	4,640	57
	Service Properties Trust	11,768	55
	Hudson Pacific Properties Inc.	9,239	48
	Summit Hotel Properties Inc.	7,101	48
*	Forestar Group Inc.	1,486	46
	CBL & Associates Properties Inc.	1,753	46
	Gladstone Commercial Corp.	2,971	45
	Whitestone REIT	3,328	45
	Global Medical REIT Inc.	4,697	44
*	Real Brokerage Inc.	6,685	42
	Universal Health Realty Income Trust	833	37
*	Anywhere Real Estate Inc.	7,081	35
	Alexander's Inc.	148	34
	Community Healthcare Trust Inc.	1,756	33
	Peakstone Realty Trust REIT	2,370	32
	Gladstone Land Corp.	2,242	30
	CTO Realty Growth Inc.	1,570	30
	Farmland Partners Inc.	2,872	29
	NET Lease Office Properties	948	29
	Chatham Lodging Trust	3,272	28
	Saul Centers Inc.	660	27
	One Liberty Properties Inc.	929	25
*	FRP Holdings Inc.	826	24
	RMR Group Inc. Class A	942	24
	Ares Commercial Real Estate Corp.	3,316	23
	Industrial Logistics Properties Trust	4,670	23
*	Tejon Ranch Co.	1,292	23
	Postal Realty Trust Inc. Class A	1,613	23
	Alpine Income Property Trust Inc.	1,042	20
	City Office REIT Inc.	3,154	19
	Orion Office REIT Inc.	3,807	16
	BRT Apartments Corp.	794	15
	Braemar Hotels & Resorts Inc.	4,387	14
*	Star Holdings	1,044	14
	Franklin Street Properties Corp.	6,919	13
*	RE/MAX Holdings Inc. Class A	1,114	13
*	Maui Land & Pineapple Co. Inc.	466	12
*	Lineage Inc.	137	11
	Strawberry Fields REIT Inc.	854	10
*	Stratus Properties Inc.	305	8
*	Seaport Entertainment Group Inc.	246	8
36

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Clipper Realty Inc.	1,258	6
*	Transcontinental Realty Investors Inc.	137	4
			110,563
Technology (32.9%)
	Apple Inc.	1,048,686	240,149
	Microsoft Corp.	536,340	223,729
	NVIDIA Corp.	1,715,779	204,813
	Meta Platforms Inc. Class A	158,091	82,414
	Alphabet Inc. Class A	424,916	69,423
	Alphabet Inc. Class C	354,444	58,522
	Broadcom Inc.	328,055	53,414
*	Adobe Inc.	32,327	18,569
*	Advanced Micro Devices Inc.	116,179	17,260
	Salesforce Inc.	67,658	17,111
	Oracle Corp.	113,239	16,000
	QUALCOMM Inc.	80,587	14,127
	Texas Instruments Inc.	65,562	14,053
	International Business Machines Corp.	66,087	13,358
*	ServiceNow Inc.	14,835	12,684
	Intuit Inc.	19,716	12,426
	Applied Materials Inc.	60,042	11,844
	Analog Devices Inc.	35,797	8,407
*	Palo Alto Networks Inc.	22,239	8,067
	KLA Corp.	9,737	7,979
	Lam Research Corp.	9,441	7,751
	Micron Technology Inc.	79,642	7,665
	Intel Corp.	307,760	6,783
	Amphenol Corp. Class A	85,065	5,738
*	Synopsys Inc.	11,009	5,720
*	Cadence Design Systems Inc.	19,717	5,302
	Marvell Technology Inc.	62,113	4,736
*	Palantir Technologies Inc. Class A	145,460	4,579
*	Crowdstrike Holdings Inc. Class A	15,783	4,376
	Roper Technologies Inc.	7,693	4,265
*	Workday Inc. Class A	15,223	4,007
*	Autodesk Inc.	15,496	4,004
*	Fortinet Inc.	45,602	3,498
*	DoorDash Inc. Class A	25,045	3,224
	Monolithic Power Systems Inc.	3,397	3,175
	Microchip Technology Inc.	38,147	3,134
	Cognizant Technology Solutions Corp. Class A	36,289	2,822
*	Gartner Inc.	5,455	2,684
*	Snowflake Inc. Class A	22,914	2,617
	HP Inc.	70,218	2,540
*	Datadog Inc. Class A	21,663	2,519
*	ON Semiconductor Corp.	31,134	2,424
	Corning Inc.	55,389	2,318
	CDW Corp.	9,718	2,193
	Vertiv Holdings Co. Class A	25,969	2,156
	Dell Technologies Inc. Class C	17,920	2,070
*	ANSYS Inc.	6,329	2,034
*	Atlassian Corp. Class A	11,394	1,887
	Hewlett Packard Enterprise Co.	94,112	1,823
*	Tyler Technologies Inc.	3,075	1,808
*	Cloudflare Inc. Class A	21,868	1,796
	NetApp Inc.	14,819	1,789
*	HubSpot Inc.	3,566	1,780
*	AppLovin Corp. Class A	18,982	1,763
*	GoDaddy Inc. Class A	10,216	1,710
*	PTC Inc.	8,707	1,559
*	Super Micro Computer Inc.	3,555	1,556
*	Western Digital Corp.	23,690	1,554
	Leidos Holdings Inc.	9,727	1,542
*	MicroStrategy Inc. Class A	11,348	1,503
	Teradyne Inc.	10,954	1,498
*	MongoDB Inc.	4,989	1,451
*	Pinterest Inc. Class A	43,341	1,389
*	Zscaler Inc.	6,683	1,336
	Skyworks Solutions Inc.	11,567	1,268
37

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Entegris Inc.	10,813	1,253
*	Zoom Video Communications Inc. Class A	17,839	1,232
*	Manhattan Associates Inc.	4,381	1,158
	SS&C Technologies Holdings Inc.	15,367	1,154
*	VeriSign Inc.	6,214	1,143
*	Akamai Technologies Inc.	11,071	1,127
*	Nutanix Inc. Class A	17,781	1,124
	Gen Digital Inc. (XNGS)	40,862	1,081
*	Pure Storage Inc. Class A	20,721	1,063
*	Dynatrace Inc.	18,652	944
	Jabil Inc.	8,540	933
*	Guidewire Software Inc.	6,051	900
*	Okta Inc.	11,067	871
*	DocuSign Inc.	14,443	855
*	F5 Inc.	4,197	853
*	Qorvo Inc.	6,982	809
*	Toast Inc. Class A	32,549	809
*	EPAM Systems Inc.	3,994	802
*	CACI International Inc. Class A	1,614	788
*	Twilio Inc. Class A	12,365	776
*	Coherent Corp.	9,769	761
*	Onto Innovation Inc.	3,508	748
*	Match Group Inc.	19,729	734
	Amdocs Ltd.	8,157	709
	KBR Inc.	9,584	665
	TD SYNNEX Corp.	5,419	658
	Universal Display Corp.	3,388	656
*	Fabrinet	2,694	656
*	Globant SA	2,994	606
*	Dayforce Inc.	10,517	601
	Paycom Software Inc.	3,638	592
*	Cirrus Logic Inc.	3,844	560
*	SPS Commerce Inc.	2,632	526
*	Arrow Electronics Inc.	3,885	525
	Bentley Systems Inc. Class B	9,947	512
*	Novanta Inc.	2,739	502
	Science Applications International Corp.	3,833	501
*	CommVault Systems Inc.	3,117	484
*	MACOM Technology Solutions Holdings Inc.	4,271	467
*	Lattice Semiconductor Corp.	9,729	461
*	Aspen Technology Inc.	1,901	445
*	Smartsheet Inc. Class A	9,095	444
*	Varonis Systems Inc.	7,846	444
*	Elastic NV	5,825	444
*	Dropbox Inc. Class A	17,630	443
*	Procore Technologies Inc.	7,466	443
*	Maplebear Inc.	12,217	438
*	Insight Enterprises Inc.	1,983	430
*	Gitlab Inc. Class A	8,408	399
*	UiPath Inc. Class A	30,084	387
*	SentinelOne Inc. Class A	16,259	383
*	Kyndryl Holdings Inc.	16,088	381
*	Altair Engineering Inc. Class A	4,023	364
*	Confluent Inc. Class A	17,155	364
*	Appfolio Inc. Class A	1,559	362
	Avnet Inc.	6,521	360
*	Tenable Holdings Inc.	8,405	347
*	Rambus Inc.	7,728	346
*	CCC Intelligent Solutions Holdings Inc.	32,087	346
*	Unity Software Inc.	20,837	341
*	Qualys Inc.	2,624	328
*	GLOBALFOUNDRIES Inc.	7,003	327
*	Box Inc. Class A	9,917	323
*	Credo Technology Group Holding Ltd.	8,873	310
*	Parsons Corp.	3,219	307
*	Q2 Holdings Inc.	4,143	307
*	Zeta Global Holdings Corp. Class A	11,568	306
	Dolby Laboratories Inc. Class A	4,128	295
	Advanced Energy Industries Inc.	2,682	285
*	IAC Inc.	5,303	280
38

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Workiva Inc.	3,521	275
*	DXC Technology Co.	12,925	267
*	Sanmina Corp.	3,849	267
*	FormFactor Inc.	5,454	266
*	Impinj Inc.	1,582	266
	Power Integrations Inc.	3,955	265
	Amkor Technology Inc.	7,968	262
*	Silicon Laboratories Inc.	2,208	261
	Dun & Bradstreet Holdings Inc.	21,568	259
	Concentrix Corp.	3,385	255
*	Axcelis Technologies Inc.	2,313	253
*	Blackbaud Inc.	2,917	244
*	Plexus Corp.	1,891	242
*	HashiCorp Inc. Class A	6,883	234
*	Diodes Inc.	3,287	229
	Pegasystems Inc.	3,220	228
*	Synaptics Inc.	2,787	227
*	Envestnet Inc.	3,551	223
*	ZoomInfo Technologies Inc.	22,319	221
	Progress Software Corp.	3,674	214
*	DoubleVerify Holdings Inc.	10,694	211
*	Semtech Corp.	4,702	206
*	Alarm.com Holdings Inc.	3,407	203
*	Blackline Inc.	4,070	202
*	Clarivate plc	29,097	200
*	RingCentral Inc. Class A	5,959	199
*	Squarespace Inc. Class A	4,264	194
*	Teradata Corp.	6,845	193
	Clear Secure Inc. Class A	6,097	185
*	Sitime Corp.	1,273	184
*	Cargurus Inc.	6,274	182
*	Perficient Inc.	2,409	181
	Vishay Intertechnology Inc.	8,807	177
*	Agilysys Inc.	1,560	176
*	DigitalOcean Holdings Inc.	4,702	176
*	nCino Inc.	5,869	176
*	ePlus Inc.	1,821	175
	Kulicke & Soffa Industries Inc.	3,961	174
*	Braze Inc. Class A	3,785	169
*	Freshworks Inc. Class A	14,419	168
*	Five9 Inc.	5,183	167
*	Cleanspark Inc.	15,592	167
*	Rapid7 Inc.	4,399	166
*	Yelp Inc.	4,725	165
*	Ambarella Inc.	2,645	158
*	Ziff Davis Inc.	3,172	155
*	Vertex Inc. Class A	3,821	148
*	Rogers Corp.	1,331	143
*	IPG Photonics Corp.	2,036	139
*	NCR Voyix Corp.	10,309	139
*	Veeco Instruments Inc.	3,918	139
*	C3.ai Inc. Class A	5,913	138
*	TTM Technologies Inc.	6,951	135
*	Verint Systems Inc.	4,222	133
*	Allegro MicroSystems Inc.	5,310	130
*	PagerDuty Inc.	6,525	129
*	Intapp Inc.	2,786	129
*	Core Scientific Inc.	12,513	129
*	PAR Technology Corp.	2,367	128
*	LiveRamp Holdings Inc.	4,665	121
*	Ultra Clean Holdings Inc.	3,136	118
*	Magnite Inc.	8,536	118
*	Informatica Inc. Class A	4,498	112
	CTS Corp.	2,209	109
*	Photronics Inc.	4,172	108
	CSG Systems International Inc.	2,177	106
	Benchmark Electronics Inc.	2,459	105
*	Sprout Social Inc. Class A	3,364	105
*	Alkami Technology Inc.	3,132	104
*,1	IonQ Inc.	13,962	104
39

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	AvePoint Inc.	8,905	103
*	NetScout Systems Inc.	4,666	100
*,1	SoundHound AI Inc. Class A	19,912	97
*	ScanSource Inc.	1,857	95
	Xerox Holdings Corp.	8,406	95
*	Jamf Holding Corp.	5,108	95
	Adeia Inc.	7,331	92
*	Appian Corp. Class A	2,717	88
*	E2open Parent Holdings Inc.	19,392	87
*	Wolfspeed Inc.	8,960	87
*	Cohu Inc.	3,165	85
*	Upwork Inc.	8,747	84
*	Zuora Inc. Class A	9,603	84
	Sapiens International Corp. NV	2,269	83
*	Asana Inc. Class A	5,859	82
*	MaxLinear Inc.	5,338	81
*	Matterport Inc.	17,747	80
*	Diebold Nixdorf Inc.	1,765	79
*,1	Trump Media & Technology Group Corp.	4,074	79
*	Schrodinger Inc.	3,657	77
*	SMART Global Holdings Inc.	3,601	75
*	Paycor HCM Inc.	5,188	73
*	Ichor Holdings Ltd.	2,296	71
	A10 Networks Inc.	5,113	70
*	Terawulf Inc.	16,161	70
*	PDF Solutions Inc.	2,144	68
*	TechTarget Inc.	2,553	68
*	PROS Holdings Inc.	3,350	67
*	Sprinklr Inc. Class A	7,414	67
*	Astera Labs Inc.	1,556	67
*	N-Able Inc.	4,959	64
	Shutterstock Inc.	1,758	63
*	Alpha & Omega Semiconductor Ltd.	1,518	63
*	ACM Research Inc. Class A	3,389	61
*	Xometry Inc. Class A	2,990	59
*	Blend Labs Inc. Class A	16,184	59
	PC Connection Inc.	793	58
*	Hut 8 Corp.	5,634	57
*	Vimeo Inc.	10,464	56
*	Grid Dynamics Holdings Inc.	3,906	54
*	Amplitude Inc. Class A	5,901	52
*	Fastly Inc. Class A	8,453	51
*	PubMatic Inc. Class A	3,169	49
*	Couchbase Inc.	2,474	49
*	indie Semiconductor Inc. Class A	11,690	49
*	MeridianLink Inc.	2,036	46
	SolarWinds Corp.	3,526	45
*	EverQuote Inc. Class A	1,754	43
	Hackett Group Inc.	1,626	43
*	Bumble Inc. Class A	6,422	43
*	Cipher Mining Inc.	12,138	43
*	OneSpan Inc.	2,627	42
*	Yext Inc.	7,965	41
*,1	NextNav Inc.	5,258	40
*	CEVA Inc.	1,626	39
*	nLight Inc.	3,246	39
	Simulations Plus Inc.	1,036	38
*	SEMrush Holdings Inc. Class A	2,657	37
*	NerdWallet Inc. Class A	2,770	36
*	Daktronics Inc.	2,427	35
*	Olo Inc. Class A	6,442	34
*	Digimarc Corp.	1,151	33
*	Mitek Systems Inc.	3,576	33
*	Mediaalpha Inc. Class A	1,762	31
*	Weave Communications Inc.	2,715	31
*	Nextdoor Holdings Inc.	12,477	31
*	Planet Labs PBC	11,578	31
*	Ibotta Inc. Class A	536	31
*	Enfusion Inc. Class A	3,640	30
*	Bandwidth Inc. Class A	1,703	29
40

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Kimball Electronics Inc.	1,555	29
*	Aehr Test Systems	1,923	29
*	Navitas Semiconductor Corp.	9,651	29
*	Consensus Cloud Solutions Inc.	1,173	28
*	Getty Images Holdings Inc.	7,282	28
	American Software Inc. Class A	2,322	27
*	BigCommerce Holdings Inc. Series 1	4,595	27
*	Innodata Inc.	1,584	27
*	Red Violet Inc.	895	26
*	SmartRent Inc.	15,486	26
*	Applied Digital Corp.	7,072	26
	NVE Corp.	294	25
*	Vivid Seats Inc. Class A	5,372	25
	Climb Global Solutions Inc.	252	24
*	Thoughtworks Holding Inc.	5,432	24
	Methode Electronics Inc.	2,229	23
*	Unisys Corp.	4,230	23
*	Bit Digital Inc.	7,171	23
*,1	Groupon Inc.	1,606	22
*	Ouster Inc.	3,031	21
*	Grindr Inc.	1,730	21
*	3D Systems Corp.	9,178	20
*	SkyWater Technology Inc.	2,182	20
*	Digital Turbine Inc.	5,920	19
	Immersion Corp.	1,921	18
*	TrueCar Inc.	5,914	18
*	Definitive Healthcare Corp.	3,815	18
*	Eventbrite Inc. Class A	5,327	17
*	Arteris Inc.	1,965	17
*	Backblaze Inc. Class A	2,846	17
	ReposiTrak Inc.	837	16
*	Telos Corp.	3,974	15
*	EverCommerce Inc.	1,398	15
*	BigBear.ai Holdings Inc.	9,707	15
*	Domo Inc. Class B	1,888	14
*,1	MicroVision Inc.	14,665	14
*	Tucows Inc. Class A	649	14
*	ON24 Inc.	2,209	14
*	Innovid Corp.	7,557	14
*	AudioEye Inc.	529	13
*	Rackspace Technology Inc.	4,643	11
*	Asure Software Inc.	1,181	10
*	Cerence Inc.	3,143	10
*	Porch Group Inc.	7,095	10
*	1stdibs.com Inc.	2,111	10
*	Everspin Technologies Inc.	1,607	9
	Richardson Electronics Ltd.	731	9
*	DLH Holdings Corp.	863	9
*	WM Technology Inc.	9,106	9
*	Rigetti Computing Inc.	10,250	9
*	D-Wave Quantum Inc.	8,762	9
*	QuickLogic Corp.	987	8
*	eGain Corp.	1,020	7
*	Rimini Street Inc.	3,927	7
*	Viant Technology Inc. Class A	663	7
*	Kaltura Inc.	5,162	7
*	FiscalNote Holdings Inc.	3,899	5
*	Aeva Technologies Inc.	1,565	5
*,1	iLearningEngines Holdings Inc.	2,062	3
*	Onestream Inc.	83	3
*	Silvaco Group Inc.	55	1
			1,298,125
Telecommunications (2.0%)
	Cisco Systems Inc.	292,146	14,765
	Verizon Communications Inc.	304,277	12,713
	Comcast Corp. Class A	280,641	11,105
	AT&T Inc.	517,699	10,302
	T-Mobile US Inc.	34,790	6,913
*	Arista Networks Inc.	18,652	6,591
41

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Motorola Solutions Inc.	11,860	5,243
*	Charter Communications Inc. Class A	6,786	2,358
	Juniper Networks Inc.	23,522	915
*	Roku Inc.	9,087	616
*	Ciena Corp.	10,308	594
*	Frontier Communications Parent Inc.	18,579	535
*	Liberty Broadband Corp. Class C	7,138	445
*	Lumen Technologies Inc.	73,327	385
*	Lumentum Holdings Inc.	4,752	274
*	Liberty Global Ltd. Class C	13,900	273
	InterDigital Inc.	1,813	251
*	AST SpaceMobile Inc.	8,517	247
	Cogent Communications Holdings Inc.	3,118	218
	Iridium Communications Inc.	8,415	217
*	Liberty Global Ltd. Class A	10,134	196
	Telephone and Data Systems Inc.	7,000	165
*	EchoStar Corp. Class A	8,585	159
*	Calix Inc.	4,053	151
*	Viavi Solutions Inc.	16,170	139
	Cable One Inc.	391	138
*	Extreme Networks Inc.	8,631	136
*	ViaSat Inc.	8,378	132
*	Liberty Broadband Corp. Class A	1,890	116
*	Harmonic Inc.	7,628	110
*	Infinera Corp.	13,774	87
*	Liberty Latin America Ltd. Class C	8,923	84
*	Digi International Inc.	2,498	74
	Ubiquiti Inc.	324	63
*	Globalstar Inc.	47,867	60
*	CommScope Holding Co. Inc.	12,795	49
	Shenandoah Telecommunications Co.	3,241	49
	IDT Corp. Class B	1,131	43
*	Gogo Inc.	5,113	41
*	NETGEAR Inc.	2,068	34
*	Clearfield Inc.	861	32
*	Powerfleet Inc. NJ	6,357	32
*	Anterix Inc.	881	31
*	fuboTV Inc.	18,700	31
*	Applied Optoelectronics Inc.	2,603	30
*	Liberty Latin America Ltd. Class A	3,132	30
*	Xperi Inc.	3,264	29
*,1	Lightwave Logic Inc.	9,127	27
*	Consolidated Communications Holdings Inc.	5,712	26
*	Adtran Holdings Inc.	4,742	26
*	Ribbon Communications Inc.	6,111	21
	ATN International Inc.	729	20
*	Ooma Inc.	1,790	19
*	WideOpenWest Inc.	3,435	19
*	Aviat Networks Inc.	681	19
	Spok Holdings Inc.	1,081	16
*	8x8 Inc.	7,672	14
*,3	GCI Liberty Inc.	5,064	—
			77,408
Utilities (2.6%)
	NextEra Energy Inc.	148,499	11,956
	Southern Co.	78,520	6,784
	Duke Energy Corp.	54,991	6,266
	Waste Management Inc.	28,763	6,099
	Constellation Energy Corp.	22,792	4,483
	American Electric Power Co. Inc.	37,951	3,806
	Sempra	45,429	3,733
	Dominion Energy Inc.	60,504	3,382
	Republic Services Inc.	14,774	3,076
	PG&E Corp.	154,190	3,038
	Public Service Enterprise Group Inc.	35,803	2,891
	Exelon Corp.	71,862	2,737
	Consolidated Edison Inc.	24,841	2,523
	Xcel Energy Inc.	40,371	2,472
	Edison International	27,224	2,369
42

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Vistra Corp.	24,994	2,135
	WEC Energy Group Inc.	22,738	2,115
	American Water Works Co. Inc.	14,380	2,058
	DTE Energy Co.	15,105	1,888
	Entergy Corp.	15,350	1,853
	FirstEnergy Corp.	41,547	1,825
	Eversource Energy	25,600	1,729
	PPL Corp.	52,749	1,683
	Ameren Corp.	19,249	1,588
	CMS Energy Corp.	21,183	1,438
	Atmos Energy Corp.	10,882	1,423
	NRG Energy Inc.	15,599	1,326
	CenterPoint Energy Inc.	46,042	1,257
	Alliant Energy Corp.	18,325	1,068
	NiSource Inc.	31,986	1,057
	Evergy Inc.	15,969	944
*	Clean Harbors Inc.	3,803	935
	AES Corp.	50,344	862
	Pinnacle West Capital Corp.	8,073	707
	Essential Utilities Inc.	17,934	699
	OGE Energy Corp.	14,147	560
*	Casella Waste Systems Inc. Class A	4,007	432
	UGI Corp.	15,921	397
	National Fuel Gas Co.	6,475	387
*	Stericycle Inc.	6,505	386
	IDACORP Inc.	3,612	368
	Black Hills Corp.	5,872	347
	Brookfield Infrastructure Corp. Class A (XTSE)	8,395	342
	Portland General Electric Co.	7,082	341
	New Jersey Resources Corp.	7,004	324
*	Sunrun Inc.	15,494	318
	Southwest Gas Holdings Inc.	4,296	312
	Brookfield Renewable Corp. Class A	9,977	284
	ALLETE Inc.	4,398	280
	Ormat Technologies Inc. (XNYS)	3,763	280
	ONE Gas Inc.	4,029	278
	TXNM Energy Inc.	6,379	261
	California Water Service Group	4,706	260
	Spire Inc.	3,867	255
	American States Water Co.	3,112	253
	Northwestern Energy Group Inc.	4,406	240
	MGE Energy Inc.	2,634	228
	Avista Corp.	5,564	215
	Chesapeake Utilities Corp.	1,528	181
	Clearway Energy Inc. Class A	6,678	179
	Avangrid Inc.	4,980	178
	SJW Group	2,781	164
	Northwest Natural Holding Co.	2,642	106
*	Sunnova Energy International Inc.	8,424	94
*	Hawaiian Electric Industries Inc.	7,531	81
	Middlesex Water Co.	1,284	81
	Unitil Corp.	1,156	70
*	Enviri Corp.	5,539	66
	Clearway Energy Inc. Class C	2,068	60
*,1	NuScale Power Corp.	5,448	45
	York Water Co.	945	37
	Global Water Resources Inc.	2,806	36
	Aris Water Solutions Inc. Class A	1,895	32
	Consolidated Water Co. Ltd.	964	27
	Excelerate Energy Inc. Class A	1,070	20
*	Altus Power Inc.	4,903	15
*	Arq Inc.	1,882	13
*	Net Power Inc.	1,534	13
*	Pure Cycle Corp.	1,166	12
*	Quest Resource Holding Corp.	1,278	11
	RGC Resources Inc.	516	11
*	Perma-Fix Environmental Services Inc.	956	11
	Genie Energy Ltd. Class B	605	10
43

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Cadiz Inc.	2,631	9
			103,115
Total Common Stocks (Cost $2,572,835)			3,930,232
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/26/29	120	1
*,1	Pulse Biosciences Inc. Exp. 6/27/29	120	1
Total Warrants (Cost $—)			2
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5,6]	Vanguard Market Liquidity Fund, 5.373% (Cost $13,023)	130,243	13,023
Total Investments (99.9%) (Cost $2,585,858)			3,943,257
Other Assets and Liabilities—Net (0.1%)			3,617
Net Assets (100%)			3,946,874
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,349,000.
2	Restricted securities totaling $5,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,448,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	18	2,001	52
E-mini S&P 500 Index	September 2024	52	14,719	235
				287

See accompanying Notes, which are an integral part of the Financial Statements.
44

Russell 3000 Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,572,835)	3,930,234
Affiliated Issuers (Cost $13,023)	13,023
Total Investments in Securities	3,943,257
Investment in Vanguard	108
Cash Collateral Pledged—Futures Contracts	820
Receivables for Investment Securities Sold	182
Receivables for Accrued Income	4,292
Receivables for Capital Shares Issued	3
Variation Margin Receivable—Futures Contracts	136
Total Assets	3,948,798
Liabilities
Due to Custodian	238
Payables for Investment Securities Purchased	53
Collateral for Securities on Loan	1,448
Payables for Capital Shares Redeemed	27
Payables to Vanguard	158
Total Liabilities	1,924
Net Assets	3,946,874
1 Includes $1,349,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	2,751,965
Total Distributable Earnings (Loss)	1,194,909
Net Assets	3,946,874

ETF Shares—Net Assets
Applicable to 10,325,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,576,516
Net Asset Value Per Share—ETF Shares	$249.54

Institutional Shares—Net Assets
Applicable to 2,836,889 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,370,358
Net Asset Value Per Share—Institutional Shares	$483.05

See accompanying Notes, which are an integral part of the Financial Statements.
45

Russell 3000 Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	46,895
Interest[2]	497
Securities Lending—Net	299
Total Income	47,691
Expenses
The Vanguard Group—Note B
Investment Advisory Services	65
Management and Administrative—ETF Shares	1,862
Management and Administrative—Institutional Shares	817
Marketing and Distribution—ETF Shares	109
Marketing and Distribution—Institutional Shares	42
Custodian Fees	88
Auditing Fees	30
Shareholders’ Reports—ETF Shares	42
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Other Expenses	19
Total Expenses	3,078
Expenses Paid Indirectly	(3)
Net Expenses	3,075
Net Investment Income	44,616
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	49,467
Futures Contracts	1,315
Realized Net Gain (Loss)	50,782
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	691,179
Futures Contracts	275
Change in Unrealized Appreciation (Depreciation)	691,454
Net Increase (Decrease) in Net Assets Resulting from Operations	786,852
1	Dividends are net of foreign withholding taxes of $11,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $469,000, $3,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $56,961,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
46

Russell 3000 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,616	46,918
Realized Net Gain (Loss)	50,782	51,317
Change in Unrealized Appreciation (Depreciation)	691,454	334,616
Net Increase (Decrease) in Net Assets Resulting from Operations	786,852	432,851
Distributions
ETF Shares	(29,309)	(23,996)
Institutional Shares	(16,520)	(21,655)
Total Distributions	(45,829)	(45,651)
Capital Share Transactions
ETF Shares	291,498	368,504
Institutional Shares	50,983	(556,884)
Net Increase (Decrease) from Capital Share Transactions	342,481	(188,380)
Total Increase (Decrease)	1,083,504	198,820
Net Assets
Beginning of Period	2,863,370	2,664,550
End of Period	3,946,874	2,863,370

See accompanying Notes, which are an integral part of the Financial Statements.
47

Russell 3000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$200.77	$177.97	$208.13	$158.71	$133.26
Investment Operations
Net Investment Income[1]	2.957	2.897	2.662	2.385	2.416
Net Realized and Unrealized Gain (Loss) on Investments	48.893	22.832	(30.247)	49.386	25.494
Total from Investment Operations	51.850	25.729	(27.585)	51.771	27.910
Distributions
Dividends from Net Investment Income	(3.080)	(2.929)	(2.575)	(2.351)	(2.460)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.080)	(2.929)	(2.575)	(2.351)	(2.460)
Net Asset Value, End of Period	$249.54	$200.77	$177.97	$208.13	$158.71
Total Return	26.06%	14.68%	-13.36%	32.90%	21.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,577	$1,802	$1,219	$1,124	$710
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.58%	1.36%	1.31%	1.74%
Portfolio Turnover Rate[3]	9%	11%	8%	10%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
48

Russell 3000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$388.63	$344.48	$402.86	$307.19	$257.87
Investment Operations
Net Investment Income[1]	5.823	5.690	5.323	4.689	4.739
Net Realized and Unrealized Gain (Loss) on Investments	94.639	44.177	(58.648)	95.580	49.347
Total from Investment Operations	100.462	49.867	(53.325)	100.269	54.086
Distributions
Dividends from Net Investment Income	(6.042)	(5.717)	(5.055)	(4.599)	(4.766)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.042)	(5.717)	(5.055)	(4.599)	(4.766)
Net Asset Value, End of Period	$483.05	$388.63	$344.48	$402.86	$307.19
Total Return	26.09%	14.70%	-13.34%	32.94%	21.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,370	$1,061	$1,445	$1,154	$1,018
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.62%	1.40%	1.34%	1.76%
Portfolio Turnover Rate[3]	9%	11%	8%	10%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
49

Russell 3000 Index Fund
Notes to Financial Statements
Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
50

Russell 3000 Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $108,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,930,214	12	6	3,930,232
Warrants	—	2	—	2
Temporary Cash Investments	13,023	—	—	13,023
Total	3,943,237	14	6	3,943,257
Derivative Financial Instruments
Assets
Futures Contracts[1]	287	—	—	287
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	56,972
Total Distributable Earnings (Loss)	(56,972)
51

Russell 3000 Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,995
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,344,134
Capital Loss Carryforwards	(158,220)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,194,909
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	45,829	45,651
Long-Term Capital Gains	—	—
Total	45,829	45,651
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,599,123
Gross Unrealized Appreciation	1,472,333
Gross Unrealized Depreciation	(128,199)
Net Unrealized Appreciation (Depreciation)	1,344,134
F.	During the year ended August 31, 2024, the fund purchased $319,857,000 of investment securities and sold $279,984,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $394,476,000 and $103,123,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were  $29,912,000 and sales were $15,648,000, resulting in net realized loss of $586,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	394,633	1,850	652,179	3,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(103,135)	(500)	(283,675)	(1,575)
Net Increase (Decrease)—ETF Shares	291,498	1,350	368,504	2,125
Institutional Shares
Issued	292,345	678	296,740	834
Issued in Lieu of Cash Distributions	14,636	35	19,707	58
Redeemed	(255,998)	(607)	(873,331)	(2,357)
Net Increase (Decrease)—Institutional Shares	50,983	106	(556,884)	(1,465)
52

Russell 3000 Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
53

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Russell 3000 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Russell 3000 Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
54

Tax information (unaudited)
For corporate shareholders, 92.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $45,149,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $175,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $1,407,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q18540 102024
55

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Explorer Value Fund

At its May 2024 meeting, the board of trustees of Vanguard Explorer Value Fund approved a restructuring of the fund’s investment advisory arrangements whereby Wellington Management Company LLP (Wellington Management) has been added as advisor to the fund, and Cardinal Capital Management L.L.C. (Cardinal) has been removed as an advisor to the fund, effective June 3, 2024. The board determined that the foregoing actions were in the best interests of the fund and its shareholders. Ariel Investments, LLC (Ariel) and Frontier Capital Management Co., LLC (Frontier), continue to serve as advisors to the fund.

With respect to the change in advisors, the board based its decisions upon an evaluation of Wellington Management’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the fund’s advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

Generally, the board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s overall performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year relating to Cardinal. With regard to the new engagement of Wellington Management, they also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund by Wellington Management, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. As of August 23, 2023 (the as-of at the time the board considered Wellington Management’s services), the firm managed approximately $1.2 trillion in assets.

The board concluded that Wellington Management’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board considered that Wellington Management, in its management of other funds and portfolios, has successfully operated the fund’s recommended strategy. The board concluded that the performance was such that the advisory arrangement should be approved.

Cost

The board considered the cost of services to be provided and competitive fee rates and concluded that, after implementation of the new arrangement with Wellington Management, the fund’s advisory fee rate and expense ratio would remain below the average advisory fee rates and expense ratios of the fund’s peers.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fees, because the firm is independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders will continue to benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington, Ariel, and Frontier. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangement with Wellington Management within a two-year period.

Trustees Approve Advisory Arrangements – Russell 1000 Index Funds

The board of trustees of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short-and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Russell 2000 Index Funds

The board of trustees of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Russell 3000 Index Fund

The board of trustees of Vanguard Russell 3000 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.